UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22619

Name of Registrant:	Vanguard Charlotte Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2019—April 30, 2020

Item 1: Reports to Shareholders

Semiannual Report | April 30, 2020 Vanguard Total International Bond Index Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1

Financial Statements	4

Trustees Approve Advisory Arrangement	157

Liquidity Risk Management	159

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•     Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

•     Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended April 30, 2020

	Beginning	Ending	Expenses
Total International Bond Index Fund	Account Value	Account Value	Paid During
	10/31/2019	4/30/2020	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,009.38	$0.65
ETF Shares	1,000.00	1,009.71	0.40
Admiral™ Shares	1,000.00	1,009.48	0.55
Institutional Shares	1,000.00	1,009.68	0.35
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,024.22	$0.65
ETF Shares	1,000.00	1,024.47	0.40
Admiral Shares	1,000.00	1,024.32	0.55
Institutional Shares	1,000.00	1,024.52	0.35

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.13% for Investor Shares, 0.08% for ETF Shares, 0.11% for Admiral Shares, and 0.07% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).

Total International Bond Index Fund

Fund Allocation

As of April 30, 2020

Japan	19.8%
France	11.8
Germany	10.6
United Kingdom	7.7
Italy	7.5
Canada	5.9
Spain	5.4
Supranational	3.3
United States	3.1
Netherlands	2.7
South Korea	2.6
Australia	2.6
Belgium	2.4
Switzerland	1.4
Austria	1.4
Sweden	1.3
Other	10.5

The table reflects the fund’s investments, except for short-term investments and derivatives.

The fund may invest in derivatives (such as futures contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking their target index as closely as possible.

Total International Bond Index Fund

Financial Statements (unaudited)

Schedule of Investments

As of April 30, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Australia (2.6%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.1%)
Australia & New Zealand Banking Group Ltd.	5.000%	8/16/23	AUD	5,500	4,048
Australia & New Zealand Banking Group Ltd.	0.450%	11/22/23	EUR	16,000	17,784
Australia & New Zealand Banking Group Ltd.	2.500%	1/16/24	EUR	5,000	5,973
Commonwealth Bank of Australia	0.750%	11/4/21	EUR	9,000	9,985
Commonwealth Bank of Australia	2.750%	11/17/21	AUD	3,100	2,081
Commonwealth Bank of Australia	1.125%	12/22/21	GBP	1,800	2,286
Commonwealth Bank of Australia	3.000%	5/3/22	EUR	15,100	17,556
Commonwealth Bank of Australia	0.500%	7/27/26	EUR	6,504	7,220
Commonwealth Bank of Australia	3.000%	9/4/26	GBP	6,700	9,560
Commonwealth Bank of Australia	0.875%	2/19/29	EUR	10,000	11,474
National Australia Bank Ltd.	1.375%	5/28/21	EUR	700	779
National Australia Bank Ltd.	0.875%	11/16/22	EUR	5,000	5,611
National Australia Bank Ltd.	1.875%	1/13/23	EUR	5,000	5,756
National Australia Bank Ltd.	5.000%	3/11/24	AUD	6,750	5,038
National Australia Bank Ltd.	2.250%	6/6/25	EUR	1,800	2,190
National Australia Bank Ltd.	3.000%	9/4/26	GBP	500	714
National Australia Bank Ltd.	0.875%	2/19/27	EUR	10,000	11,475
Suncorp-Metway Ltd.	3.000%	9/13/23	AUD	2,400	1,657
Suncorp-Metway Ltd.	3.250%	8/24/26	AUD	1,000	693
Westpac Banking Corp.	0.750%	7/22/21	EUR	10,000	11,071
Westpac Banking Corp.	0.625%	1/14/22	EUR	10,000	11,078
Westpac Banking Corp.	1.000%	6/30/22	GBP	1,500	1,899
Westpac Banking Corp.	2.750%	8/31/22	AUD	13,200	8,963
Westpac Banking Corp.	5.250%	11/21/23	AUD	3,500	2,618
Westpac Banking Corp.	1.375%	5/17/32	EUR	10,000	12,255
					169,764
Corporate Bonds (0.4%)
AGL Energy Ltd.	5.000%	11/5/21	AUD	4,380	2,944
AMP Capital Wholesale Office Fund	4.750%	10/7/21	AUD	1,000	656
APT Pipelines Ltd.	1.375%	3/22/22	EUR	300	332
APT Pipelines Ltd.	4.250%	11/26/24	GBP	1,000	1,376
APT Pipelines Ltd.	2.000%	3/22/27	EUR	8,400	9,599
APT Pipelines Ltd.	3.500%	3/22/30	GBP	12,800	17,029
Asciano Finance Ltd.	5.000%	9/19/23	GBP	500	689

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Aurizon Network Pty Ltd.	4.000%	6/21/24	AUD	1,520	1,022
	Aurizon Network Pty Ltd.	2.000%	9/18/24	EUR	3,000	3,401
	Ausgrid Finance Pty Ltd.	3.750%	10/30/24	AUD	14,280	9,761
	Ausgrid Finance Pty Ltd.	1.250%	7/30/25	EUR	3,300	3,636
	AusNet Services Holdings Pty Ltd.	5.750%	6/28/22	AUD	1,490	1,061
	AusNet Services Holdings Pty Ltd.	3.000%	2/13/24	EUR	4,000	4,788
	AusNet Services Holdings Pty Ltd.	1.500%	2/26/27	EUR	4,500	5,185
	AusNet Services Holdings Pty Ltd.	4.400%	8/16/27	AUD	1,040	762
	AusNet Services Holdings Pty Ltd.	4.200%	8/21/28	AUD	2,800	2,029
	AusNet Services Holdings Pty Ltd.	2.600%	7/31/29	AUD	6,200	3,930
	Australia & New Zealand Banking Group Ltd.	2.950%	7/16/21	AUD	700	468
	Australia & New Zealand Banking Group Ltd.	3.300%	3/7/22	AUD	800	544
	Australia & New Zealand Banking Group Ltd.	0.625%	2/21/23	EUR	10,000	10,976
	Australia & New Zealand Banking Group Ltd.	3.350%	5/9/23	AUD	400	279
	Australia & New Zealand Banking Group Ltd.	3.100%	2/8/24	AUD	13,816	9,651
	Australia Pacific Airports Melbourne Pty Ltd.	3.125%	9/26/23	EUR	5,000	5,814
	Australia Pacific Airports Melbourne Pty Ltd.	1.750%	10/15/24	EUR	14,000	15,657
	Australian Gas Networks Vic 3 Pty Ltd.	4.500%	12/17/21	AUD	270	184
	Bank of Queensland Ltd.	0.500%	7/10/22	EUR	500	553
	BHP Billiton Finance Ltd.	0.750%	10/28/22	EUR	200	220
	BHP Billiton Finance Ltd.	3.230%	5/15/23	CAD	150	110
	BHP Billiton Finance Ltd.	3.250%	9/24/27	EUR	16,500	20,925
	BHP Billiton Finance Ltd.	1.500%	4/29/30	EUR	5,100	5,742
	BHP Billiton Finance Ltd.	3.125%	4/29/33	EUR	3,000	3,965
	BHP Billiton Finance Ltd.	4.300%	9/25/42	GBP	1,175	2,097
[1]	BHP Billiton Finance Ltd.	6.500%	10/22/77	GBP	2,200	2,908
[1]	BHP Billiton Finance Ltd.	5.625%	10/22/79	EUR	300	366
	Brisbane Airport Corp. Pty Ltd.	3.900%	4/24/25	AUD	3,810	2,543
	Caltex Australia Ltd.	4.000%	4/17/25	AUD	14,100	9,583
	Commonwealth Bank of Australia	2.900%	7/12/21	AUD	46,170	30,860
	Commonwealth Bank of Australia	2.750%	8/16/21	AUD	750	501
	Commonwealth Bank of Australia	3.250%	1/17/22	AUD	1,050	713
	Commonwealth Bank of Australia	3.250%	3/31/22	AUD	2,600	1,771
	Commonwealth Bank of Australia	3.250%	4/25/23	AUD	1,000	695
	Commonwealth Bank of Australia	3.200%	8/16/23	AUD	600	418
	Commonwealth Bank of Australia	3.000%	1/11/24	AUD	17,500	12,176
	Commonwealth Bank of Australia	0.375%	4/11/24	EUR	12,100	13,405
[1]	Commonwealth Bank of Australia	2.000%	4/22/27	EUR	7,100	7,799
	Commonwealth Bank of Australia	1.125%	1/18/28	EUR	3,000	3,388
[1]	Commonwealth Bank of Australia	1.936%	10/3/29	EUR	23,000	25,201
	Commonwealth Bank of Australia	1.625%	2/10/31	EUR	100	124
	ConnectEast Finance Pty Ltd.	4.250%	2/25/22	AUD	930	626
	DBNGP Finance Co. Pty Ltd.	4.225%	5/28/25	AUD	2,890	2,023
	ETSA Utilities Finance Pty Ltd.	3.500%	8/29/24	AUD	930	633
	Goodman Australia Finance Pty Ltd.	1.375%	9/27/25	EUR	4,000	4,227
	Incitec Pivot Ltd.	4.300%	3/18/26	AUD	2,040	1,303

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Lonsdale Finance Pty Ltd.	3.900%	10/15/25	AUD	5,030	3,393
	Macquarie Bank Ltd.	1.125%	1/20/22	EUR	3,600	3,969
	Macquarie Group Ltd.	3.250%	12/15/22	AUD	500	334
[1]	Macquarie Group Ltd.	1.250%	3/5/25	EUR	16,000	17,260
	National Australia Bank Ltd.	1.125%	11/10/21	GBP	1,600	2,028
	National Australia Bank Ltd.	5.125%	12/9/21	GBP	4,700	6,245
	National Australia Bank Ltd.	0.875%	1/20/22	EUR	18,100	19,993
	National Australia Bank Ltd.	3.250%	3/24/22	AUD	1,800	1,225
	National Australia Bank Ltd.	1.375%	6/27/22	GBP	500	622
	National Australia Bank Ltd.	0.350%	9/7/22	EUR	10,100	11,048
	National Australia Bank Ltd.	0.250%	1/19/23	CHF	2,600	2,667
	National Australia Bank Ltd.	3.000%	2/10/23	AUD	2,100	1,443
	National Australia Bank Ltd.	0.625%	8/30/23	EUR	100	110
	National Australia Bank Ltd.	2.900%	2/26/24	AUD	16,300	11,107
	National Australia Bank Ltd.	0.250%	5/20/24	EUR	10,000	10,873
	National Australia Bank Ltd.	0.625%	9/18/24	EUR	2,500	2,756
	National Australia Bank Ltd.	0.300%	10/31/25	CHF	9,900	10,246
[1]	National Australia Bank Ltd.	3.515%	6/12/30	CAD	8,200	5,979
	Origin Energy Finance Ltd.	1.000%	9/17/29	EUR	5,100	4,822
	Perth Airport Pty Ltd.	5.500%	3/25/21	AUD	7,500	5,031
	Qantas Airways Ltd.	7.500%	6/11/21	AUD	10,600	7,028
	Qantas Airways Ltd.	7.750%	5/19/22	AUD	1,730	1,192
	Scentre Group Trust 1	4.500%	9/8/21	AUD	2,500	1,675
	Scentre Group Trust 1	2.250%	7/16/24	EUR	3,898	4,344
	Scentre Group Trust 1	3.875%	7/16/26	GBP	7,000	9,345
	Scentre Group Trust 1 / Scentre Group Trust 2	2.375%	4/8/22	GBP	4,100	5,187
	Scentre Group Trust 1 / Scentre Group Trust 2	1.375%	3/22/23	EUR	5,000	5,421
	Scentre Group Trust 1 / Scentre Group Trust 2	1.750%	4/11/28	EUR	9,000	9,396
	Scentre Group Trust 1 / Scentre Group Trust 2	1.450%	3/28/29	EUR	5,000	5,016
	Scentre Group Trust 2	3.250%	9/11/23	EUR	6,273	7,219
	Telstra Corp. Ltd.	3.750%	5/16/22	EUR	100	117
	Telstra Corp. Ltd.	4.000%	9/16/22	AUD	2,020	1,394
	Telstra Corp. Ltd.	3.500%	9/21/22	EUR	500	587
	Telstra Corp. Ltd.	2.500%	9/15/23	EUR	10,000	11,700
	Telstra Corp. Ltd.	1.125%	4/14/26	EUR	11,500	13,033
	Telstra Corp. Ltd.	4.000%	4/19/27	AUD	2,000	1,412
	Toyota Finance Australia Ltd.	3.300%	11/22/23	AUD	550	375
	Transurban Finance Co. Pty Ltd.	1.875%	9/16/24	EUR	3,000	3,374
	Transurban Finance Co. Pty Ltd.	1.750%	3/29/28	EUR	5,000	5,476
	United Energy Distribution Pty Ltd.	3.500%	9/12/23	AUD	560	376
	United Energy Distribution Pty Ltd.	3.850%	10/23/24	AUD	3,050	2,100
	University of Technology Sydney	3.750%	7/20/27	AUD	300	218
	Vicinity Centres	3.375%	4/7/26	GBP	1,259	1,633
	Wesfarmers Ltd.	1.250%	10/7/21	EUR	500	554
	Wesfarmers Ltd.	2.750%	8/2/22	EUR	3,000	3,452
	Westpac Banking Corp.	3.100%	6/3/21	AUD	500	334
	Westpac Banking Corp.	0.250%	1/17/22	EUR	1,000	1,089
	Westpac Banking Corp.	3.125%	10/27/22	AUD	1,800	1,236
	Westpac Banking Corp.	2.625%	12/14/22	GBP	2,300	2,953

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Westpac Banking Corp.	0.375%	3/5/23	EUR	8,000	8,714
Westpac Banking Corp.	0.320%	7/6/23	JPY	2,700,000	25,098
Westpac Banking Corp.	3.250%	11/16/23	AUD	600	420
Westpac Banking Corp.	0.500%	12/4/23	EUR	1,000	1,114
Westpac Banking Corp.	3.000%	4/24/24	AUD	800	558
Westpac Banking Corp.	0.500%	5/17/24	EUR	2,500	2,784
Westpac Banking Corp.	0.625%	11/22/24	EUR	5,000	5,486
Westpac Banking Corp.	4.125%	6/4/26	AUD	1,700	1,231
Westpac Banking Corp.	0.875%	4/17/27	EUR	200	222
Westpac Banking Corp.	1.125%	9/5/27	EUR	11,100	12,517
Westpac Banking Corp.	1.450%	7/17/28	EUR	800	924
WSO Finance Pty Ltd.	4.500%	3/31/27	AUD	3,450	2,437
					556,540
Sovereign Bonds (2.1%)
Australian Capital Territory	4.250%	4/11/22	AUD	11,000	7,641
Australian Capital Territory	4.000%	5/22/24	AUD	5,000	3,687
Commonwealth of Australia	5.750%	7/15/22	AUD	89,377	65,259
Commonwealth of Australia	2.250%	11/21/22	AUD	52,507	35,944
Commonwealth of Australia	5.500%	4/21/23	AUD	100,640	75,700
Commonwealth of Australia	2.750%	4/21/24	AUD	124,800	89,064
Commonwealth of Australia	0.250%	11/21/24	AUD	100,000	64,710
Commonwealth of Australia	3.250%	4/21/25	AUD	181,790	134,806
Commonwealth of Australia	4.250%	4/21/26	AUD	152,914	121,287
Commonwealth of Australia	4.750%	4/21/27	AUD	159,351	132,859
Commonwealth of Australia	2.750%	11/21/27	AUD	87,000	65,144
Commonwealth of Australia	2.250%	5/21/28	AUD	57,000	41,405
Commonwealth of Australia	2.750%	11/21/28	AUD	292,715	220,995
Commonwealth of Australia	3.250%	4/21/29	AUD	290,000	228,176
Commonwealth of Australia	2.750%	11/21/29	AUD	175,500	133,845
Commonwealth of Australia	2.500%	5/21/30	AUD	128,800	96,615
Commonwealth of Australia	1.500%	6/21/31	AUD	35,000	24,057
Commonwealth of Australia	4.500%	4/21/33	AUD	56,900	52,530
Commonwealth of Australia	2.750%	6/21/35	AUD	93,365	73,398
Commonwealth of Australia	3.750%	4/21/37	AUD	47,100	41,641
Commonwealth of Australia	3.250%	6/21/39	AUD	58,450	48,954
Commonwealth of Australia	2.750%	5/21/41	AUD	5,550	4,368
Commonwealth of Australia	2.750%	5/21/41	AUD	53,348	41,910
Commonwealth of Australia	3.000%	3/21/47	AUD	75,300	62,898
National Housing Finance and Investment Corp.	2.380%	3/28/29	AUD	2,110	1,537
New South Wales Treasury Corp.	6.000%	3/1/22	AUD	35,050	25,119
New South Wales Treasury Corp.	4.000%	4/20/23	AUD	31,000	22,276
New South Wales Treasury Corp.	1.000%	2/8/24	AUD	30,000	19,824
New South Wales Treasury Corp.	5.000%	8/20/24	AUD	21,200	16,357
New South Wales Treasury Corp.	1.250%	3/20/25	AUD	40,000	26,685
New South Wales Treasury Corp.	4.000%	5/20/26	AUD	5,000	3,844
New South Wales Treasury Corp.	3.000%	5/20/27	AUD	125,975	92,527
New South Wales Treasury Corp.	3.000%	3/20/28	AUD	61,000	44,921
New South Wales Treasury Corp.	3.000%	11/15/28	AUD	20,000	14,864
New South Wales Treasury Corp.	3.000%	4/20/29	AUD	18,000	13,303
New South Wales Treasury Corp.	3.000%	2/20/30	AUD	50,960	37,654
New South Wales Treasury Corp.	6.000%	5/1/30	AUD	3,000	2,777

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Northern Territory Treasury Corp.	4.250%	9/20/21	AUD	2,200	1,506
	Northern Territory Treasury Corp.	2.500%	11/21/22	AUD	500	340
	Northern Territory Treasury Corp.	2.750%	10/21/24	AUD	5,700	4,015
	Northern Territory Treasury Corp.	2.750%	4/21/27	AUD	10,400	7,369
	Northern Territory Treasury Corp.	3.500%	5/21/30	AUD	2,400	1,807
	Optus Finance Pty Ltd.	3.250%	8/23/22	AUD	300	202
	Optus Finance Pty Ltd.	3.250%	9/6/23	AUD	550	368
	Queensland Treasury Corp.	5.500%	6/21/21	AUD	47,500	32,725
	Queensland Treasury Corp.	6.000%	7/21/22	AUD	59,600	43,561
[2]	Queensland Treasury Corp.	4.250%	7/21/23	AUD	43,000	31,320
[2]	Queensland Treasury Corp.	3.000%	3/22/24	AUD	10,000	7,117
	Queensland Treasury Corp.	5.750%	7/22/24	AUD	38,200	30,195
[2]	Queensland Treasury Corp.	4.750%	7/21/25	AUD	42,000	32,885
[2]	Queensland Treasury Corp.	3.250%	7/21/26	AUD	42,500	31,521
[2]	Queensland Treasury Corp.	2.750%	8/20/27	AUD	48,000	34,796
[2]	Queensland Treasury Corp.	3.250%	7/21/28	AUD	42,200	31,687
[2]	Queensland Treasury Corp.	3.250%	8/21/29	AUD	15,000	11,313
[2]	Queensland Treasury Corp.	3.500%	8/21/30	AUD	17,000	13,158
	Queensland Treasury Corp.	6.500%	3/14/33	AUD	3,650	3,682
[2]	Queensland Treasury Corp.	4.200%	2/20/47	AUD	7,360	6,451
	SGSP Australia Assets Pty Ltd.	2.000%	6/30/22	EUR	3,700	4,158
	SGSP Australia Assets Pty Ltd.	3.750%	6/28/23	AUD	900	611
	South Australian Government Financing Authority	5.000%	5/20/21	AUD	10,000	6,825
	South Australian Government Financing Authority	1.500%	9/22/22	AUD	32,300	21,508
	South Australian Government Financing Authority	4.250%	11/20/23	AUD	5,000	3,677
	South Australian Government Financing Authority	2.250%	8/15/24	AUD	15,000	10,412
	South Australian Government Financing Authority	2.750%	4/16/25	AUD	11,000	7,857
	South Australian Government Financing Authority	3.000%	7/20/26	AUD	6,500	4,742
	South Australian Government Financing Authority	3.000%	9/20/27	AUD	1,250	918
	South Australian Government Financing Authority	3.000%	5/24/28	AUD	5,890	4,323
	South Australian Government Financing Authority	2.750%	5/24/30	AUD	28,000	20,128
	Tasmanian Public Finance Corp.	3.250%	2/19/26	AUD	9,000	6,560
	Treasury Corp. of Victoria	2.250%	10/29/21	AUD	10,000	6,693
	Treasury Corp. of Victoria	6.000%	10/17/22	AUD	32,000	23,654
	Treasury Corp. of Victoria	5.500%	12/17/24	AUD	14,000	11,123
	Treasury Corp. of Victoria	5.500%	11/17/26	AUD	45,800	38,491
	Treasury Corp. of Victoria	3.000%	10/20/28	AUD	25,620	18,933
	Treasury Corp. of Victoria	2.500%	10/22/29	AUD	62,000	44,266
	Treasury Corp. of Victoria	4.250%	12/20/32	AUD	25,500	21,428
	Treasury Corp. of Victoria	2.250%	11/20/34	AUD	15,000	10,167
	Western Australian Treasury Corp.	2.750%	10/20/22	AUD	45,000	30,951
	Western Australian Treasury Corp.	6.000%	10/16/23	AUD	10,000	7,722
	Western Australian Treasury Corp.	2.500%	7/23/24	AUD	47,000	33,005
	Western Australian Treasury Corp.	5.000%	7/23/25	AUD	12,000	9,523

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Western Australian Treasury Corp.	3.000%	10/21/26	AUD	15,000	10,993
Western Australian Treasury Corp.	3.000%	10/21/27	AUD	10,000	7,377
Western Australian Treasury Corp.	3.250%	7/20/28	AUD	23,000	17,263
Western Australian Treasury Corp.	2.750%	7/24/29	AUD	5,000	3,626
					2,901,533
Total Australia (Cost $3,748,372)					3,627,837
Austria (1.4%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.1%)
Erste Group Bank AG	4.000%	1/20/21	EUR	2,000	2,258
Erste Group Bank AG	3.500%	2/8/22	EUR	1,500	1,750
Erste Group Bank AG	0.750%	2/5/25	EUR	2,500	2,860
HYPO NOE Landesbank fuer Niederoesterreich und Wien AG	0.500%	9/4/25	EUR	5,000	5,662
Hypoe NOE Landesbank fuer Niederoesterreich und Wien AG	3.000%	5/9/22	EUR	2,000	2,331
Raiffeisen-Landesbank Steiermark AG	0.625%	1/20/23	EUR	3,700	4,145
Raiffeisen-Landesbank Steiermark AG	2.375%	6/14/28	EUR	300	394
Raiffeisenlandesbank Niederoesterreich-Wien AG	2.125%	9/12/22	EUR	3,920	4,536
Raiffeisenlandesbank Niederoesterreich-Wien AG	0.625%	3/3/25	EUR	300	341
Raiffeisenlandesbank Niederoesterreich-Wien AG	0.625%	8/28/26	EUR	5,000	5,729
Raiffeisenlandesbank Niederoesterreich-Wien AG	0.875%	1/24/28	EUR	3,000	3,528
Raiffeisenlandesbank Vorarlberg Waren-und Revisionsverband registrierte GenmbH	0.500%	9/17/25	EUR	5,000	5,658
UniCredit Bank Austria AG	1.375%	5/26/21	EUR	5,000	5,566
UniCredit Bank Austria AG	2.375%	1/22/24	EUR	5,100	6,120
UniCredit Bank Austria AG	0.750%	2/25/25	EUR	500	572
UniCredit Bank Austria AG	0.250%	6/4/27	EUR	10,000	11,199
					62,649
Corporate Bonds (0.1%)
BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische Postsparkasse AG	0.375%	9/3/27	EUR	7,000	7,013
BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische Postsparkasse AG	0.010%	10/2/29	EUR	11,300	12,317
Borealis AG	1.750%	12/10/25	EUR	300	348
Erste Group Bank AG	0.625%	1/19/23	EUR	4,200	4,702
Erste Group Bank AG	0.625%	4/17/26	EUR	15,000	17,147
Erste Group Bank AG	0.750%	1/17/28	EUR	16,100	18,722
Erste Group Bank AG	0.875%	5/15/34	EUR	15,000	18,023
JAB Holdings BV	2.125%	9/16/22	EUR	3,000	3,367
JAB Holdings BV	1.750%	5/25/23	EUR	4,500	5,024
JAB Holdings BV	1.250%	5/22/24	EUR	10,100	11,030
JAB Holdings BV	1.750%	6/25/26	EUR	14,000	15,372
JAB Holdings BV	2.500%	6/25/29	EUR	11,300	12,800
JAB Holdings BV	2.250%	12/19/39	EUR	10,000	10,069
OMV AG	4.250%	10/12/21	EUR	1,100	1,269

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	OMV AG	2.625%	9/27/22	EUR	200	229
	OMV AG	0.750%	12/4/23	EUR	2,500	2,729
	OMV AG	1.000%	12/14/26	EUR	3,450	3,791
	OMV AG	3.500%	9/27/27	EUR	2,900	3,694
	OMV AG	1.875%	12/4/28	EUR	2,200	2,519
[1]	OMV AG	5.250%	12/29/49	EUR	1,600	1,790
[1]	OMV AG	6.250%	12/29/49	EUR	3,300	4,066
	Raiffeisen-Landesbank Steiermark AG	1.375%	5/11/33	EUR	5,000	6,367
	Raiffeisenlandesbank Niederoesterreich-Wien AG	0.875%	1/30/29	EUR	12,100	14,285
	Telekom Finanzmanagement GmbH	3.125%	12/3/21	EUR	5,000	5,719
	Telekom Finanzmanagement GmbH	4.000%	4/4/22	EUR	500	584
[1]	UNIQA Insurance Group AG	6.875%	7/31/43	EUR	1,200	1,458
[1]	UNIQA Insurance Group AG	6.000%	7/27/46	EUR	3,200	3,996
[1]	Vienna Insurance Group AG Wiener Versicherung Gruppe	5.500%	10/9/43	EUR	1,200	1,454
						189,884
Sovereign Bonds (1.2%)
[3]	Autobahnen- und Schnellstrassen-Finanzierungs AG	0.250%	10/18/24	EUR	34,000	38,118
[3]	Autobahnen- und Schnellstrassen-Finanzierungs AG	3.375%	9/22/25	EUR	2,000	2,625
[3]	Autobahnen- und Schnellstrassen-Finanzierungs AG	0.100%	7/9/29	EUR	9,000	10,057
[3]	Autobahnen- und Schnellstrassen-Finanzierungs AG	2.750%	6/11/32	EUR	500	723
[3]	Autobahnen- und Schnellstrassen-Finanzierungs AG	2.750%	6/20/33	EUR	1,200	1,762
[3]	Hypo Alpe-Adria-Bank International AG	2.375%	12/13/22	EUR	3,000	3,467
[3]	Kaerntner Ausgleichszahlungs-Fonds	0.000%	1/14/32	EUR	39,000	40,903
[3]	OeBB Infrastruktur AG	3.625%	7/13/21	EUR	1,000	1,148
[3]	OeBB Infrastruktur AG	2.250%	7/4/23	EUR	10,000	11,854
[3]	OeBB Infrastruktur AG	1.000%	11/18/24	EUR	12,000	13,931
[3]	OeBB Infrastruktur AG	3.500%	10/19/26	EUR	1,800	2,448
[3]	OeBB Infrastruktur AG	2.250%	5/28/29	EUR	3,000	3,971
[3]	OeBB Infrastruktur AG	3.375%	5/18/32	EUR	7,000	10,683
[3]	OeBB-Infrastruktur AG	3.875%	6/30/25	EUR	10,000	13,335
[3]	OeBB-Infrastruktur AG	3.000%	10/24/33	EUR	150	228
[3]	Oesterreichische Kontrollbank AG	0.750%	3/7/22	GBP	1,500	1,896
[3]	Oesterreichische Kontrollbank AG	2.625%	11/22/24	CHF	30,610	35,990
[3]	Oesterreichische Kontrollbank AG	3.200%	8/25/25	AUD	1,500	1,077
[3]	Oesterreichische Kontrollbank AG	0.000%	10/8/26	EUR	5,000	5,547
[3]	Oesterreichische Kontrollbank AG	2.875%	2/25/30	CHF	4,500	6,036
[2]	Republic of Austria	3.500%	9/15/21	EUR	40,435	46,803
[2]	Republic of Austria	3.650%	4/20/22	EUR	53,160	63,078
[2]	Republic of Austria	0.000%	9/20/22	EUR	101,250	112,548
[2]	Republic of Austria	3.400%	11/22/22	EUR	30,300	36,618
[2]	Republic of Austria	0.000%	4/20/23	EUR	102,299	113,984
[2]	Republic of Austria	0.000%	7/15/23	EUR	26,075	29,079
[2]	Republic of Austria	1.750%	10/20/23	EUR	50,930	60,335
[2]	Republic of Austria	0.000%	7/15/24	EUR	70,000	78,341
[2]	Republic of Austria	1.650%	10/21/24	EUR	66,900	80,366
[2]	Republic of Austria	1.200%	10/20/25	EUR	31,000	37,040

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
[2]	Republic of Austria	4.850%	3/15/26	EUR	25,250	36,309
[2]	Republic of Austria	0.750%	10/20/26	EUR	77,200	90,764
[2]	Republic of Austria	0.500%	4/20/27	EUR	41,000	47,443
	Republic of Austria	6.250%	7/15/27	EUR	2,080	3,361
[2]	Republic of Austria	0.500%	2/20/29	EUR	152,876	178,298
[2]	Republic of Austria	0.000%	2/20/30	EUR	26,682	29,735
[2]	Republic of Austria	2.400%	5/23/34	EUR	22,605	32,987
[2]	Republic of Austria	5.375%	12/1/34	CAD	1,625	1,693
[2]	Republic of Austria	4.150%	3/15/37	EUR	90,565	167,420
[2]	Republic of Austria	3.150%	6/20/44	EUR	50,245	94,316
[2]	Republic of Austria	1.500%	2/20/47	EUR	31,800	46,138
[2]	Republic of Austria	3.800%	1/26/62	EUR	11,100	28,344
[2]	Republic of Austria	1.500%	11/2/86	EUR	36,898	61,155
[2]	Republic of Austria	2.100%	9/20/17	EUR	24,067	53,010
						1,734,964
Total Austria (Cost $1,917,343)						1,987,497
Belgium (2.4%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.0%)
	Belfius Bank SA/NV	0.625%	10/14/21	EUR	29,700	32,919
	Belfius Bank SA/NV	2.125%	1/30/23	EUR	3,400	3,958
	Belfius Bank SA/NV	1.750%	6/24/24	EUR	600	709
	Belfius Bank SA/NV	0.750%	2/10/25	EUR	200	228
	Belfius Bank SA/NV	0.125%	9/14/26	EUR	10,000	11,062
	KBC Bank NV	0.450%	1/22/22	EUR	5,000	5,537
						54,413
Corporate Bonds (0.3%)
[1]	Ageas	3.250%	7/2/49	EUR	10,300	11,451
	Anheuser-Busch InBev Finance Inc.	3.375%	1/25/23	CAD	10,000	7,442
	Anheuser-Busch InBev Finance Inc.	2.600%	5/15/24	CAD	6,000	4,370
	Anheuser-Busch InBev Finance Inc.	4.320%	5/15/47	CAD	10	7
	Anheuser-Busch InBev SA/NV	4.000%	6/2/21	EUR	5,100	5,784
	Anheuser-Busch InBev SA/NV	0.875%	3/17/22	EUR	21,200	23,392
	Anheuser-Busch InBev SA/NV	9.750%	7/30/24	GBP	1,900	3,191
	Anheuser-Busch InBev SA/NV	2.875%	9/25/24	EUR	4,500	5,428
	Anheuser-Busch InBev SA/NV	1.750%	3/7/25	GBP	2,000	2,540
	Anheuser-Busch InBev SA/NV	1.500%	3/17/25	EUR	1,320	1,515
	Anheuser-Busch InBev SA/NV	4.000%	9/24/25	GBP	11,200	15,766
	Anheuser-Busch InBev SA/NV	2.700%	3/31/26	EUR	200	245
	Anheuser-Busch InBev SA/NV	1.150%	1/22/27	EUR	10,000	11,199
	Anheuser-Busch InBev SA/NV	2.000%	3/17/28	EUR	22,900	27,149
	Anheuser-Busch InBev SA/NV	1.500%	4/18/30	EUR	900	1,009
	Anheuser-Busch InBev SA/NV	1.650%	3/28/31	EUR	20,700	23,275
	Anheuser-Busch InBev SA/NV	3.250%	1/24/33	EUR	5,100	6,518
	Anheuser-Busch InBev SA/NV	2.000%	1/23/35	EUR	12,000	13,265
	Anheuser-Busch InBev SA/NV	2.750%	3/17/36	EUR	9,750	11,541
	Anheuser-Busch InBev SA/NV	2.850%	5/25/37	GBP	10,000	13,024
	Argenta Spaarbank NV	1.000%	2/6/24	EUR	23,000	25,315
[1]	Argenta Spaarbank NV	3.875%	5/24/26	EUR	24,500	27,028
	Belfius Bank SA/NV	0.750%	9/12/22	EUR	4,900	5,345
	Belfius Bank SA/NV	1.000%	10/26/24	EUR	10,000	10,945
	Belfius Bank SA/NV	0.375%	2/13/26	EUR	6,000	6,227
	Belfius Bank SA/NV	3.125%	5/11/26	EUR	11,800	13,507
	BNP Paribas Fortis SA	0.625%	10/4/25	EUR	500	568

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	BNP Paribas Fortis SA	0.875%	3/22/28	EUR	10,000	11,657
	Brussels Airport Co. NV/SA	1.000%	5/3/24	EUR	16,300	17,634
	Elia System Operator SA/NV	1.375%	5/27/24	EUR	100	114
	Elia System Operator SA/NV	3.250%	4/4/28	EUR	300	395
	Elia System Operator SA/NV	1.500%	9/5/28	EUR	2,500	2,913
	Elia System Operator SA/NV	3.000%	4/7/29	EUR	400	525
[1]	Elia System Operator SA/NV	2.750%	12/31/49	EUR	500	556
	Elia Transmission Belgium SA	1.375%	1/14/26	EUR	8,400	9,637
	Ethias SA	5.000%	1/14/26	EUR	8,800	10,403
	Euroclear Bank SA/NV	0.500%	7/10/23	EUR	12,500	13,640
	Euroclear Investments SA	1.125%	12/7/26	EUR	6,000	6,673
	FBG Finance Pty Ltd.	3.250%	9/6/22	AUD	12,550	8,333
	FBG Finance Pty Ltd.	3.750%	9/6/24	AUD	9,900	6,712
	FBG Finance Pty Ltd.	4.100%	9/6/27	AUD	2,420	1,644
	KBC Bank NV	0.375%	9/1/22	EUR	32,000	35,520
	KBC Bank NV	0.750%	10/24/27	EUR	7,300	8,436
	KBC Group NV	0.750%	10/18/23	EUR	4,200	4,607
	KBC Group NV	1.125%	1/25/24	EUR	11,500	12,794
	Solvay SA	1.625%	12/2/22	EUR	8,300	9,328
	Solvay SA	2.750%	12/2/27	EUR	700	852
						439,419
Sovereign Bonds (2.1%)
[4]	Dexia Credit Local SA	0.875%	9/7/21	GBP	5,600	7,087
[4]	Dexia Credit Local SA	0.625%	1/21/22	EUR	16,500	18,317
[4]	Dexia Credit Local SA	0.750%	1/25/23	EUR	32,500	36,497
[4]	Dexia Credit Local SA	0.625%	2/3/24	EUR	62,000	69,905
[4]	Dexia Credit Local SA	1.250%	11/26/24	EUR	17,200	19,996
[4]	Dexia Credit Local SA	1.000%	10/18/27	EUR	200	235
	Flemish Community	0.375%	10/13/26	EUR	5,000	5,610
	Flemish Community	1.000%	10/13/36	EUR	10,400	12,143
	Flemish Community	1.500%	7/12/38	EUR	3,000	3,773
	Flemish Community	1.875%	6/2/42	EUR	3,500	4,765
	Flemish Community	1.500%	4/11/44	EUR	3,300	4,064
	FLUVIUS System Operator CVBA	4.500%	11/8/21	EUR	1,500	1,738
	FLUVIUS System Operator CVBA	2.875%	10/9/23	EUR	3,000	3,557
	FLUVIUS System Operator CVBA	1.750%	12/4/26	EUR	6,000	7,003
[2]	Kingdom of Belgium	3.750%	9/28/20	EUR	72,220	80,476
[2]	Kingdom of Belgium	4.250%	9/28/21	EUR	187,475	219,343
[2]	Kingdom of Belgium	4.250%	9/28/22	EUR	82,650	101,229
	Kingdom of Belgium	2.250%	6/22/23	EUR	69,990	83,488
[2]	Kingdom of Belgium	2.600%	6/22/24	EUR	80,380	99,360
[2]	Kingdom of Belgium	0.500%	10/22/24	EUR	52,000	59,366
[2]	Kingdom of Belgium	0.800%	6/22/25	EUR	137,510	160,021
[2]	Kingdom of Belgium	4.500%	3/28/26	EUR	7,400	10,449
[2]	Kingdom of Belgium	1.000%	6/22/26	EUR	147,864	175,198
[2]	Kingdom of Belgium	0.800%	6/22/27	EUR	127,300	149,970
[2]	Kingdom of Belgium	0.000%	10/22/27	EUR	159,981	177,936
	Kingdom of Belgium	5.500%	3/28/28	EUR	1,005	1,602
[2]	Kingdom of Belgium	0.900%	6/22/29	EUR	162,231	194,220
	Kingdom of Belgium	0.100%	6/22/30	EUR	150,000	166,417
[2]	Kingdom of Belgium	1.000%	6/22/31	EUR	27,200	33,034
	Kingdom of Belgium	4.000%	3/28/32	EUR	40,320	64,791
	Kingdom of Belgium	1.250%	4/22/33	EUR	35,000	43,990
[2]	Kingdom of Belgium	3.000%	6/22/34	EUR	126,770	193,579

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
[2] Kingdom of Belgium	5.000%	3/28/35	EUR	4,430	8,249
[2] Kingdom of Belgium	1.450%	6/22/37	EUR	17,220	22,341
[2] Kingdom of Belgium	1.900%	6/22/38	EUR	126,642	175,713
[2] Kingdom of Belgium	4.250%	3/28/41	EUR	76,430	146,752
Kingdom of Belgium	3.750%	6/22/45	EUR	56,445	109,063
[2] Kingdom of Belgium	1.600%	6/22/47	EUR	51,225	70,817
[2] Kingdom of Belgium	1.700%	6/22/50	EUR	47,723	67,890
[2] Kingdom of Belgium	2.250%	6/22/57	EUR	5,600	9,317
[2] Kingdom of Belgium	2.150%	6/22/66	EUR	43,500	73,784
Proximus SADP	2.375%	4/4/24	EUR	3,100	3,669
					2,896,754
Total Belgium (Cost $3,303,710)					3,390,586
Brazil (0.0%)
Corporate Bonds (0.0%)
Vale SA	3.750%	1/10/23	EUR	5,000	5,499
Total Brazil (Cost $5,508)					5,499
Bulgaria (0.0%)
Sovereign Bonds (0.0%)
Republic of Bulgaria	2.000%	3/26/22	EUR	3,000	3,382
Republic of Bulgaria	1.875%	3/21/23	EUR	6,000	6,810
Republic of Bulgaria	2.950%	9/3/24	EUR	800	957
Republic of Bulgaria	2.625%	3/26/27	EUR	3,000	3,623
Republic of Bulgaria	3.000%	3/21/28	EUR	25,000	31,126
Republic of Bulgaria	3.125%	3/26/35	EUR	5,000	6,435
Total Bulgaria (Cost $47,991)					52,333
Canada (5.8%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.1%)
Bank of Montreal	0.100%	10/20/23	EUR	10,000	10,965
Bank of Nova Scotia	0.750%	9/14/21	GBP	1,500	1,891
Bank of Nova Scotia	0.750%	9/17/21	EUR	10,900	12,069
Bank of Nova Scotia	0.125%	1/13/22	EUR	1,100	1,208
Bank of Nova Scotia	0.250%	1/11/24	EUR	10,000	11,036
Canadian Imperial Bank of Commerce	0.000%	7/25/22	EUR	15,000	16,487
National Bank of Canada	0.500%	1/26/22	EUR	18,900	20,889
National Bank of Canada	0.000%	9/29/23	EUR	4,600	5,033
National Bank of Canada	0.375%	1/15/24	EUR	5,000	5,546
Royal Bank of Canada	0.875%	6/17/22	EUR	7,000	7,825
Toronto-Dominion Bank	0.750%	10/29/21	EUR	6,000	6,652
Toronto-Dominion Bank	0.250%	4/27/22	EUR	5,000	5,508
Toronto-Dominion Bank	0.375%	4/27/23	EUR	21,000	23,270
Toronto-Dominion Bank	0.625%	6/6/25	EUR	14,000	15,737
					144,116
Corporate Bonds (1.4%)
407 International Inc.	4.300%	5/26/21	CAD	1,490	1,096
407 International Inc.	2.430%	5/4/27	CAD	2,150	1,606
407 International Inc.	3.140%	3/6/30	CAD	5,472	4,327
407 International Inc.	5.750%	2/14/36	CAD	1,995	1,892
407 International Inc.	4.450%	11/15/41	CAD	5,000	4,442
407 International Inc.	4.190%	4/25/42	CAD	5,500	4,733
407 International Inc.	3.830%	5/11/46	CAD	10,000	8,320
407 International Inc.	3.600%	5/21/47	CAD	6,875	5,529

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	407 International Inc.	3.720%	5/11/48	CAD	35	29
	407 International Inc.	3.670%	3/8/49	CAD	2,000	1,635
	55 Ontario School Board Trust	5.900%	6/2/33	CAD	5,143	5,346
	Aeroports de Montreal	5.170%	9/17/35	CAD	3,625	3,343
	Aeroports de Montreal	5.670%	10/16/37	CAD	2,000	1,974
	AIMCo Realty Investors LP	2.266%	6/26/24	CAD	5,000	3,660
	AIMCo Realty Investors LP	3.367%	6/1/27	CAD	1,885	1,476
	AIMCo Realty Investors LP	2.712%	6/1/29	CAD	4,200	3,155
	Alberta Powerline LP	4.065%	12/1/53	CAD	4,954	4,059
	Alberta Powerline LP	4.065%	3/1/54	CAD	484	396
	Alectra Inc.	2.488%	5/17/27	CAD	11,000	8,278
	Alectra Inc.	3.458%	4/12/49	CAD	45	36
[2]	Algonquin Power Co.	4.090%	2/17/27	CAD	800	612
	Algonquin Power Co.	4.600%	1/29/29	CAD	2,266	1,790
	Alimentation Couche-Tard Inc.	3.056%	7/26/24	CAD	4,355	3,231
	Alimentation Couche-Tard Inc.	3.600%	6/2/25	CAD	3,900	2,965
	Alimentation Couche-Tard Inc.	1.875%	5/6/26	EUR	100	108
	Alliance Pipeline LP	6.765%	12/31/25	CAD	33	27
	Allied Properties REIT	3.636%	4/21/25	CAD	5,000	3,727
	Allied Properties REIT	3.113%	4/8/27	CAD	5,000	3,632
	AltaGas Canada Inc.	4.260%	12/5/28	CAD	1,497	1,216
	AltaGas Ltd.	3.840%	1/15/25	CAD	9,165	6,877
	AltaGas Ltd.	3.980%	10/4/27	CAD	3,000	2,247
	AltaGas Ltd.	4.500%	8/15/44	CAD	89	62
	AltaGas Ltd.	4.990%	10/4/47	CAD	770	575
	AltaLink LP	3.668%	11/6/23	CAD	200	155
	AltaLink LP	3.399%	6/6/24	CAD	10,000	7,693
	AltaLink LP	4.872%	11/15/40	CAD	5,105	4,817
	AltaLink LP	3.990%	6/30/42	CAD	2,925	2,499
	AltaLink LP	4.922%	9/17/43	CAD	3,000	2,915
	AltaLink LP	4.054%	11/21/44	CAD	1,200	1,045
	AltaLink LP	4.090%	6/30/45	CAD	850	746
	AltaLink LP	3.717%	12/3/46	CAD	185	155
[1]	Atco Ltd.	5.500%	11/1/78	CAD	1,021	752
	Bank of Montreal	1.610%	10/28/21	CAD	10,000	7,224
	Bank of Montreal	2.120%	3/16/22	CAD	15,300	11,161
	Bank of Montreal	1.625%	6/21/22	GBP	1,100	1,386
	Bank of Montreal	2.270%	7/11/22	CAD	22,000	16,140
	Bank of Montreal	3.250%	10/6/22	AUD	1,900	1,289
	Bank of Montreal	0.050%	12/30/22	CHF	7,000	7,146
	Bank of Montreal	0.200%	1/26/23	EUR	7,600	8,370
	Bank of Montreal	2.890%	6/20/23	CAD	12,000	9,035
	Bank of Montreal	3.200%	9/7/23	AUD	800	540
	Bank of Montreal	2.850%	3/6/24	CAD	7,000	5,216
	Bank of Montreal	2.280%	7/29/24	CAD	25	18
	Bank of Montreal	2.700%	9/11/24	CAD	14,036	10,619
	Bank of Montreal	2.370%	2/3/25	CAD	12,000	8,791
	Bank of Montreal	4.609%	9/10/25	CAD	5,000	4,170
[1]	Bank of Montreal	3.320%	6/1/26	CAD	10,500	7,646
	Bank of Montreal	2.700%	12/9/26	CAD	10,000	7,722
[1]	Bank of Montreal	2.570%	6/1/27	CAD	5,000	3,625
	Bank of Montreal	3.190%	3/1/28	CAD	13,600	10,880
	Bank of Nova Scotia	2.873%	6/4/21	CAD	3,150	2,304
	Bank of Nova Scotia	1.900%	12/2/21	CAD	10,000	7,258

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Bank of Nova Scotia	1.250%	6/8/22	GBP	500	625
	Bank of Nova Scotia	2.360%	11/8/22	CAD	35,000	25,810
	Bank of Nova Scotia	1.750%	12/23/22	GBP	1,000	1,264
	Bank of Nova Scotia	2.980%	4/17/23	CAD	9,965	7,505
	Bank of Nova Scotia	2.380%	5/1/23	CAD	15,400	11,405
	Bank of Nova Scotia	2.160%	2/3/25	CAD	11,000	7,979
	Bank of Nova Scotia	2.620%	12/2/26	CAD	15,000	11,504
	Bank of Nova Scotia	0.010%	1/14/27	EUR	10,000	10,829
[1]	Bank of Nova Scotia	2.580%	3/30/27	CAD	4,550	3,292
	Bank of Nova Scotia	3.100%	2/2/28	CAD	13,932	11,085
[1]	Bank of Nova Scotia	3.890%	1/18/29	CAD	4,855	3,666
[1]	Bank of Nova Scotia	2.836%	7/3/29	CAD	1,770	1,287
	Bankers Hall LP	4.377%	11/20/23	CAD	90	64
	bcIMC Realty Corp.	2.840%	6/3/25	CAD	7,001	5,297
	bcIMC Realty Corp.	3.000%	3/31/27	CAD	275	211
	Bell Canada Inc.	3.150%	9/29/21	CAD	20,200	14,841
	Bell Canada Inc.	3.000%	10/3/22	CAD	18,200	13,524
	Bell Canada Inc.	3.350%	3/22/23	CAD	15,000	11,261
	Bell Canada Inc.	3.350%	3/12/25	CAD	2,200	1,682
	Bell Canada Inc.	3.550%	3/2/26	CAD	3,000	2,329
	Bell Canada Inc.	2.900%	8/12/26	CAD	3,000	2,262
	Bell Canada Inc.	3.800%	8/21/28	CAD	3,000	2,398
	Bell Canada Inc.	7.850%	4/2/31	CAD	5,000	5,177
	Bell Canada Inc.	4.750%	9/29/44	CAD	3,500	2,996
	Bell Canada Inc.	4.350%	12/18/45	CAD	4,771	3,878
	Bell Canada Inc.	4.450%	2/27/47	CAD	8,098	6,704
	Bell Canada Inc.	3.500%	9/30/50	CAD	3,500	1,637
	Bow Centre Street LP	3.797%	6/13/23	CAD	1,564	1,111
	Bridging North America GP	4.341%	8/31/53	CAD	2,178	1,704
	British Columbia Ferry Services Inc.	4.702%	10/23/43	CAD	5,605	5,247
	Brookfield Asset Management Inc.	4.540%	3/31/23	CAD	11,875	9,033
	Brookfield Asset Management Inc.	5.040%	3/8/24	CAD	1,500	1,169
	Brookfield Asset Management Inc.	4.820%	1/28/26	CAD	19,000	15,059
	Brookfield Asset Management Inc.	3.800%	3/16/27	CAD	4,235	3,198
	Brookfield Infrastructure Finance ULC	3.452%	3/11/22	CAD	90	66
	Brookfield Infrastructure Finance ULC	3.315%	2/22/24	CAD	5,000	3,669
	Brookfield Infrastructure Finance ULC	4.193%	9/11/28	CAD	4,248	3,224
	Brookfield Infrastructure Finance ULC	3.410%	10/9/29	CAD	2,900	2,075
	Brookfield Renewable Partners ULC	3.752%	6/2/25	CAD	5,301	4,033
	Brookfield Renewable Partners ULC	3.380%	1/15/30	CAD	5,500	4,104
	Brookfield Renewable Partners ULC	4.290%	11/5/49	CAD	1,700	1,204
	Bruce Power LP	2.844%	6/23/21	CAD	3,300	2,401
	Bruce Power LP	3.000%	6/21/24	CAD	2,000	1,479
	Bruce Power LP	3.969%	6/23/26	CAD	5,000	3,878
	Bruce Power LP	4.010%	6/21/29	CAD	1,285	999
	Bruce Power LP	4.132%	6/21/33	CAD	2,200	1,684
	Bruce Power LP	4.746%	6/21/49	CAD	3,200	2,539
	Cameco Corp.	4.190%	6/24/24	CAD	3,545	2,507
	Canadian Imperial Bank of Commerce	1.640%	7/12/21	CAD	225	162
	Canadian Imperial Bank of Commerce	2.040%	3/21/22	CAD	10,000	7,284
	Canadian Imperial Bank of Commerce	2.300%	7/11/22	CAD	15,000	11,007
	Canadian Imperial Bank of Commerce	0.250%	1/24/23	EUR	14,500	15,999
	Canadian Imperial Bank of Commerce	0.750%	3/22/23	EUR	10,000	11,011
	Canadian Imperial Bank of Commerce	2.430%	6/9/23	CAD	15,800	11,722

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Canadian Imperial Bank of Commerce	2.970%	7/11/23	CAD	9,940	7,502
	Canadian Imperial Bank of Commerce	3.290%	1/15/24	CAD	6,500	4,903
	Canadian Imperial Bank of Commerce	0.375%	5/3/24	EUR	19,000	20,269
	Canadian Imperial Bank of Commerce	2.350%	8/28/24	CAD	8,500	6,332
	Canadian Imperial Bank of Commerce	3.300%	5/26/25	CAD	25,900	20,278
[1]	Canadian Imperial Bank of Commerce	3.450%	4/4/28	CAD	8,000	5,925
	Canadian National Railway Co.	2.800%	9/22/25	CAD	4,995	3,775
	Canadian National Railway Co.	3.200%	7/31/28	CAD	2,750	2,147
	Canadian National Railway Co.	3.600%	8/1/47	CAD	9,990	7,934
	Canadian National Railway Co.	3.600%	2/8/49	CAD	980	781
	Canadian National Railway Co.	3.050%	2/8/50	CAD	1,229	889
	Canadian Natural Resources Ltd.	3.310%	2/11/22	CAD	20,000	14,220
	Canadian Natural Resources Ltd.	3.550%	6/3/24	CAD	10,000	6,928
	Canadian Natural Resources Ltd.	4.850%	5/30/47	CAD	1,335	810
	Canadian Pacific Railway Co.	3.150%	3/13/29	CAD	3,134	2,410
	Canadian Pacific Railway Co.	6.450%	11/17/39	CAD	1,750	1,841
	Canadian Tire Corp. Ltd.	3.167%	7/6/23	CAD	8,090	5,937
	Canadian Tire Corp. Ltd.	6.445%	2/24/34	CAD	866	758
	Canadian Tire Corp. Ltd.	5.610%	9/4/35	CAD	2,000	1,650
	Canadian Western Bank	2.788%	9/13/21	CAD	4,700	3,386
	Canadian Western Bank	2.924%	12/15/22	CAD	4,700	3,393
	Canadian Western Bank	2.597%	9/6/24	CAD	4,000	2,831
	Canadian Western Bank	2.606%	1/30/25	CAD	6,600	4,665
	Capital City Link General Partnership	4.386%	3/31/46	CAD	825	699
[1]	Capital Desjardins Inc.	4.954%	12/15/26	CAD	3,000	2,252
	Capital Power Corp.	4.986%	1/23/26	CAD	1,677	1,263
	Capital Power Corp.	4.424%	2/8/30	CAD	1,508	1,083
	CCL Industries Inc.	3.864%	4/13/28	CAD	1,620	1,221
	Chartwell Retirement Residences	4.211%	4/28/25	CAD	1,000	731
	Choice Properties REIT	3.556%	9/9/24	CAD	2,032	1,522
	Choice Properties REIT	3.546%	1/10/25	CAD	8,000	5,996
	Choice Properties REIT	3.532%	6/11/29	CAD	7,100	5,327
	CI Financial Corp.	2.775%	11/25/21	CAD	10,000	7,185
	CI Financial Corp.	3.520%	7/20/23	CAD	130	95
	CI Financial Corp.	3.904%	9/27/27	CAD	1,645	1,179
[1]	CIBC Capital Trust	10.250%	6/30/08	CAD	280	227
	Clover LP	4.216%	3/31/34	CAD	1,679	1,328
	Clover LP	4.216%	6/30/34	CAD	1,888	1,494
	Cogeco Communications Inc.	4.175%	5/26/23	CAD	2,250	1,692
	Concordia University	6.550%	9/2/42	CAD	3,000	3,580
	Crosslinx Transit Solutions GP	4.651%	9/30/46	CAD	3,133	2,539
	CSS FSCC Partnership	6.915%	7/31/42	CAD	27	28
	CT REIT	3.527%	6/9/25	CAD	4,600	3,367
	CT REIT	3.469%	6/16/27	CAD	1,332	968
	CU Inc.	4.801%	11/22/21	CAD	5,500	4,160
	CU Inc.	4.543%	10/24/41	CAD	2,000	1,807
	CU Inc.	3.805%	9/10/42	CAD	450	370
	CU Inc.	4.722%	9/9/43	CAD	3,000	2,799
	CU Inc.	4.085%	9/2/44	CAD	5,400	4,650
	CU Inc.	3.964%	7/27/45	CAD	3,000	2,554
	CU Inc.	3.763%	11/19/46	CAD	1,500	1,241
	CU Inc.	3.950%	11/23/48	CAD	970	833
	CU Inc.	2.963%	9/7/49	CAD	4,500	3,268
	CU Inc.	4.211%	10/29/55	CAD	15,000	13,616

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	CU Inc.	4.593%	10/24/61	CAD	125	122
	Dollarama Inc.	3.550%	11/6/23	CAD	4,470	3,388
	Edmonton Regional Airports Authority	7.214%	11/1/30	CAD	939	850
	Emera Inc.	2.900%	6/16/23	CAD	28,000	20,492
[1]	Empire Life Insurance Co.	3.383%	12/16/26	CAD	1,000	731
[1]	Empire Life Insurance Co.	3.664%	3/15/28	CAD	1,000	738
	Enbridge Gas Distribution Inc.	3.150%	8/22/24	CAD	6,480	4,936
	Enbridge Gas Distribution Inc.	3.310%	9/11/25	CAD	3,240	2,520
	Enbridge Gas Distribution Inc.	2.500%	8/5/26	CAD	2,000	1,504
	Enbridge Gas Distribution Inc.	4.000%	8/22/44	CAD	2,000	1,701
	Enbridge Gas Distribution Inc.	4.950%	11/22/50	CAD	1,000	1,007
	Enbridge Gas Inc.	2.900%	4/1/30	CAD	5,000	3,840
	Enbridge Gas Inc.	3.800%	6/1/46	CAD	3,000	2,498
	Enbridge Gas Inc.	3.590%	11/22/47	CAD	1,800	1,455
	Enbridge Gas Inc.	3.510%	11/29/47	CAD	4,696	3,747
	Enbridge Gas Inc.	3.010%	8/9/49	CAD	3,000	2,194
	Enbridge Inc.	3.190%	12/5/22	CAD	15,070	11,024
	Enbridge Inc.	3.950%	11/19/24	CAD	3,000	2,259
	Enbridge Inc.	3.200%	6/8/27	CAD	2,400	1,745
	Enbridge Inc.	2.990%	10/3/29	CAD	5,285	3,713
	Enbridge Inc.	4.240%	8/27/42	CAD	4,360	3,114
	Enbridge Inc.	4.570%	3/11/44	CAD	3,406	2,575
	Enbridge Inc.	4.870%	11/21/44	CAD	4,200	3,319
	Enbridge Pipelines Inc.	3.790%	8/17/23	CAD	4,800	3,614
	Enbridge Pipelines Inc.	3.450%	9/29/25	CAD	5,240	3,964
	Enbridge Pipelines Inc.	3.520%	2/22/29	CAD	1,900	1,438
	Enbridge Pipelines Inc.	4.550%	8/17/43	CAD	1,000	783
	Enbridge Pipelines Inc.	4.550%	9/29/45	CAD	5,600	4,408
	Enbridge Pipelines Inc.	4.130%	8/9/46	CAD	5,000	3,710
	Enbridge Pipelines Inc.	4.330%	2/22/49	CAD	2,200	1,682
	EPCOR Utilities Inc.	4.550%	2/28/42	CAD	2,985	2,694
	EPCOR Utilities Inc.	3.554%	11/27/47	CAD	7,000	5,608
	Fairfax Financial Holdings Ltd.	5.840%	10/14/22	CAD	2,800	2,131
	Fairfax Financial Holdings Ltd.	4.500%	3/22/23	CAD	2,500	1,851
	Fairfax Financial Holdings Ltd.	4.950%	3/3/25	CAD	4,060	3,072
	Fairfax Financial Holdings Ltd.	4.700%	12/16/26	CAD	5,000	3,726
	Fairfax Financial Holdings Ltd.	4.250%	12/6/27	CAD	2,465	1,780
	Fairfax Financial Holdings Ltd.	4.230%	6/14/29	CAD	750	531
	Federated Co-Operatives Ltd.	3.917%	6/17/25	CAD	594	441
	Federation des Caisses Desjardins du Quebec	2.091%	1/17/22	CAD	2,590	1,886
	Federation des Caisses Desjardins du Quebec	3.056%	9/11/23	CAD	5,000	3,783
	Federation des Caisses Desjardins du Quebec	2.417%	10/4/24	CAD	12,965	9,517
	First Capital Realty Inc.	4.790%	8/30/24	CAD	4,985	3,729
	First Capital Realty Inc.	4.323%	7/31/25	CAD	10,000	7,344
	First Capital REIT	3.753%	7/12/27	CAD	75	53
	Fortis Inc.	2.850%	12/12/23	CAD	2,600	1,934
	FortisAlberta Inc.	6.220%	10/31/34	CAD	70	70
	FortisAlberta Inc.	3.672%	9/9/47	CAD	4,188	3,419
	FortisBC Energy Inc.	6.500%	5/1/34	CAD	10,000	10,298
	FortisBC Energy Inc.	6.050%	2/15/38	CAD	10,000	10,297
	FortisBC Inc.	4.000%	10/28/44	CAD	2,100	1,758

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Genworth MI Canada Inc.	4.242%	4/1/24	CAD	1,024	750
	Gibson Energy Inc.	3.600%	9/17/29	CAD	2,739	1,868
	Granite REIT Holdings LP	3.788%	7/5/21	CAD	3,000	2,187
	Great-West Lifeco Inc.	1.750%	12/7/26	EUR	500	561
	Great-West Lifeco Inc.	6.670%	3/21/33	CAD	1,990	1,943
	Great-West Lifeco Inc.	5.998%	11/16/39	CAD	11,000	10,613
	Greater Toronto Airports Authority	2.730%	4/3/29	CAD	4,300	3,268
	Greater Toronto Airports Authority	2.750%	10/17/39	CAD	5,635	4,042
	Greater Toronto Airports Authority	5.300%	2/25/41	CAD	3,100	3,063
[2]	Greater Toronto Airports Authority	4.530%	12/2/41	CAD	5,000	4,494
	H&R REIT	3.416%	1/23/23	CAD	5,307	3,811
	H&R REIT	3.369%	1/30/24	CAD	1,513	1,088
	Halifax International Airport Authority	5.503%	7/19/41	CAD	204	196
	Honda Canada Finance Inc.	1.823%	12/7/21	CAD	16,173	11,584
	Honda Canada Finance Inc.	3.444%	5/23/25	CAD	4,300	3,243
	Hospital for Sick Children	3.416%	12/7/57	CAD	2,727	2,243
	Hospital Infrastructure Partners NOH Partnership	5.439%	1/31/45	CAD	5,383	5,046
	HSBC Bank Canada	2.908%	9/29/21	CAD	3,000	2,193
	HSBC Bank Canada	2.170%	6/29/22	CAD	10,500	7,614
	HSBC Bank Canada	2.542%	1/31/23	CAD	9,980	7,310
	HSBC Bank Canada	3.245%	9/15/23	CAD	10,000	7,497
	Husky Energy Inc.	3.550%	3/12/25	CAD	800	527
	Husky Energy Inc.	3.600%	3/10/27	CAD	6,127	3,849
	Hydro One Inc.	2.570%	6/25/21	CAD	2,045	1,491
	Hydro One Inc.	3.200%	1/13/22	CAD	330	244
	Hydro One Inc.	2.970%	6/26/25	CAD	245	188
	Hydro One Inc.	2.770%	2/24/26	CAD	9,800	7,455
	Hydro One Inc.	3.020%	4/5/29	CAD	3,800	2,986
	Hydro One Inc.	7.350%	6/3/30	CAD	2,000	2,101
	Hydro One Inc.	6.930%	6/1/32	CAD	1,135	1,108
	Hydro One Inc.	5.360%	5/20/36	CAD	1,000	951
	Hydro One Inc.	4.890%	3/13/37	CAD	5,000	4,570
	Hydro One Inc.	5.490%	7/16/40	CAD	3,525	3,539
	Hydro One Inc.	4.390%	9/26/41	CAD	5,115	4,547
	Hydro One Inc.	4.590%	10/9/43	CAD	5,500	5,062
	Hydro One Inc.	3.910%	2/23/46	CAD	3,200	2,717
	Hydro One Inc.	5.000%	10/19/46	CAD	2,000	1,988
	Hydro One Inc.	3.720%	11/18/47	CAD	1,441	1,196
	Hydro One Inc.	3.630%	6/25/49	CAD	9,120	7,503
	Hydro One Inc.	3.790%	7/31/62	CAD	2,000	1,712
	IGM Financial Inc.	4.560%	1/25/47	CAD	900	690
	IGM Financial Inc.	4.115%	12/9/47	CAD	6,085	4,380
	IGM Financial Inc.	4.206%	3/21/50	CAD	1,400	1,026
[1]	Industrial Alliance Insurance & Financial Services Inc.	3.300%	9/15/28	CAD	5,000	3,716
	InPower BC General Partnership	4.471%	3/31/33	CAD	4,560	3,737
	Intact Financial Corp.	3.770%	3/2/26	CAD	2,376	1,861
	Intact Financial Corp.	2.850%	6/7/27	CAD	375	280
	Intact Financial Corp.	6.400%	11/23/39	CAD	95	96
	Intact Financial Corp.	5.160%	6/16/42	CAD	2,980	2,677
	Integrated Team Solutions SJHC Partnership	5.946%	11/30/42	CAD	107	105
	Inter Pipeline Ltd.	3.776%	5/30/22	CAD	2,300	1,634

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Inter Pipeline Ltd.	2.608%	9/13/23	CAD	1,920	1,304
	Inter Pipeline Ltd.	2.734%	4/18/24	CAD	2,740	1,843
	Inter Pipeline Ltd.	3.173%	3/24/25	CAD	1,656	1,119
	Inter Pipeline Ltd.	4.637%	5/30/44	CAD	2,535	1,532
	Ivanhoe Cambridge II Inc.	2.909%	6/27/23	CAD	2,546	1,905
	John Deere Canada Funding Inc.	2.700%	1/17/23	CAD	1,611	1,184
	Keyera Corp.	3.934%	6/21/28	CAD	10,000	7,243
	Kingston Solar LP	3.571%	7/31/35	CAD	25	19
	Laurentian Bank of Canada	3.450%	6/27/23	CAD	5,045	3,723
	Loblaw Cos. Ltd.	4.860%	9/12/23	CAD	2,000	1,578
	Loblaw Cos. Ltd.	4.488%	12/11/28	CAD	7,413	6,269
	Loblaw Cos. Ltd.	5.900%	1/18/36	CAD	2,500	2,317
[1]	Manufacturers Life Insurance Co.	3.181%	11/22/27	CAD	5,000	3,706
	Manulife Bank of Canada	2.844%	1/12/23	CAD	6,175	4,586
	Manulife Bank of Canada	2.378%	11/19/24	CAD	2,900	2,135
[1]	Manulife Finance Delaware LP	5.059%	12/15/41	CAD	3,790	3,102
[1]	Manulife Financial Corp.	3.049%	8/20/29	CAD	5,000	3,698
	McGill University	6.150%	9/22/42	CAD	60	68
	McGill University	3.975%	1/29/56	CAD	151	138
	Metro Inc.	3.390%	12/6/27	CAD	10,612	8,296
	Metro Inc.	5.970%	10/15/35	CAD	5,048	4,761
	Metro Inc.	4.270%	12/4/47	CAD	65	53
	Morguard Corp.	4.715%	1/25/24	CAD	2,781	2,028
	Mountain View Partners GP	3.974%	3/31/51	CAD	115	89
	National Bank of Canada	1.809%	7/26/21	CAD	5,000	3,618
	National Bank of Canada	1.957%	6/30/22	CAD	12,500	9,105
	National Bank of Canada	0.250%	7/24/23	EUR	2,000	2,206
	National Bank of Canada	2.545%	7/12/24	CAD	9,200	6,779
	National Bank of Canada	2.580%	2/3/25	CAD	6,700	4,951
	National Bank of Canada	0.750%	3/13/25	EUR	9,000	10,181
[1]	National Bank of Canada	3.183%	2/1/28	CAD	9,945	7,283
	NAV Canada	3.534%	2/23/46	CAD	1,000	806
	NAV Canada	3.293%	3/30/48	CAD	7,000	5,444
	North West Redwater Partnership / NWR Financing Co. Ltd.	3.200%	7/22/24	CAD	4,000	2,977
	North West Redwater Partnership / NWR Financing Co. Ltd.	2.800%	6/1/27	CAD	7,600	5,529
	North West Redwater Partnership / NWR Financing Co. Ltd.	4.250%	6/1/29	CAD	4,950	3,944
	North West Redwater Partnership / NWR Financing Co. Ltd.	4.150%	6/1/33	CAD	5,500	4,281
	North West Redwater Partnership / NWR Financing Co. Ltd.	4.750%	6/1/37	CAD	3,000	2,428
	North West Redwater Partnership / NWR Financing Co. Ltd.	4.350%	1/10/39	CAD	1,500	1,170
	North West Redwater Partnership / NWR Financing Co. Ltd.	3.700%	2/23/43	CAD	4,100	2,850
	North West Redwater Partnership / NWR Financing Co. Ltd.	4.050%	7/22/44	CAD	3,350	2,482
[2]	Northern Courier Pipeline LP	3.365%	6/30/42	CAD	3,559	2,744
	Northwestern Hydro Acquisition Co. II LP	3.877%	12/31/36	CAD	2,770	2,223
	Northwestern Hydro Acquisition Co. II LP	3.940%	12/31/38	CAD	3,321	2,718
	Nouvelle Autoroute 30 Financement Inc.	4.114%	3/31/42	CAD	5,722	4,632
	Nova Scotia Power Inc.	5.610%	6/15/40	CAD	4,300	4,224

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Nova Scotia Power Inc.	4.500%	7/20/43	CAD	3,308	2,901
	Nova Scotia Power Inc.	3.571%	4/5/49	CAD	1,280	997
	OMERS Realty Corp.	3.358%	6/5/23	CAD	4,000	3,034
	OMERS Realty Corp.	2.858%	2/23/24	CAD	4,985	3,748
	OMERS Realty Corp.	3.328%	11/12/24	CAD	1,374	1,058
	OMERS Realty Corp.	3.331%	6/5/25	CAD	3,190	2,465
	OMERS Realty Corp.	3.628%	6/5/30	CAD	4,500	3,674
	Original Wempi Inc.	4.056%	2/13/24	CAD	2,244	1,627
	Original Wempi Inc.	4.309%	2/13/24	CAD	1,719	1,258
	Ottawa MacDonald-Cartier International Airport Authority	3.933%	6/9/45	CAD	775	597
	Pembina Pipeline Corp.	2.560%	6/1/23	CAD	4,050	2,906
	Pembina Pipeline Corp.	2.990%	1/22/24	CAD	8,000	5,805
	Pembina Pipeline Corp.	3.710%	8/11/26	CAD	4,850	3,601
	Pembina Pipeline Corp.	4.240%	6/15/27	CAD	3,000	2,282
	Pembina Pipeline Corp.	3.620%	4/3/29	CAD	3,000	2,174
	Pembina Pipeline Corp.	3.310%	2/1/30	CAD	7,400	5,190
	Pembina Pipeline Corp.	4.750%	4/30/43	CAD	3,000	2,140
	Pembina Pipeline Corp.	4.810%	3/25/44	CAD	5,550	3,993
	Pembina Pipeline Corp.	4.740%	1/21/47	CAD	700	498
	Pembina Pipeline Corp.	4.750%	3/26/48	CAD	1,280	912
	Pembina Pipeline Corp.	4.540%	4/3/49	CAD	5,600	3,860
	Penske Truck Leasing Canada Inc.	2.850%	12/7/22	CAD	1,550	1,109
	Plenary Properties LTAP LP	6.288%	1/31/44	CAD	6,221	6,380
	Power Financial Corp.	6.900%	3/11/33	CAD	1,254	1,172
	Reliance LP	3.750%	3/15/26	CAD	3,775	2,748
	RioCan REIT	3.746%	5/30/22	CAD	8,842	6,511
	RioCan REIT	2.576%	2/12/25	CAD	4,300	3,037
	Rogers Communications Inc.	4.000%	6/6/22	CAD	3,000	2,267
	Rogers Communications Inc.	4.000%	3/13/24	CAD	8,300	6,428
	Rogers Communications Inc.	3.650%	3/31/27	CAD	7,200	5,472
	Rogers Communications Inc.	3.250%	5/1/29	CAD	4,230	3,270
	Rogers Communications Inc.	6.680%	11/4/39	CAD	3,044	3,171
	Rogers Communications Inc.	6.110%	8/25/40	CAD	5,000	4,935
	Rogers Communications Inc.	6.560%	3/22/41	CAD	1,100	1,143
	Royal Bank of Canada	1.650%	7/15/21	CAD	37,000	26,722
	Royal Bank of Canada	1.583%	9/13/21	CAD	4,700	3,392
	Royal Bank of Canada	1.125%	12/22/21	GBP	9,300	11,786
	Royal Bank of Canada	1.968%	3/2/22	CAD	25,100	18,258
	Royal Bank of Canada	2.000%	3/21/22	CAD	4,455	3,243
	Royal Bank of Canada	2.360%	12/5/22	CAD	15,000	11,066
	Royal Bank of Canada	2.949%	5/1/23	CAD	10,000	7,525
	Royal Bank of Canada	0.250%	6/28/23	EUR	16,100	17,772
	Royal Bank of Canada	2.333%	12/5/23	CAD	8,370	6,223
	Royal Bank of Canada	0.250%	1/29/24	EUR	11,000	12,143
	Royal Bank of Canada	2.352%	7/2/24	CAD	13,800	10,111
	Royal Bank of Canada	0.125%	7/23/24	EUR	3,000	3,184
	Royal Bank of Canada	2.609%	11/1/24	CAD	15,225	11,272
	Royal Bank of Canada	1.375%	12/9/24	GBP	3,000	3,723
	Royal Bank of Canada	0.050%	6/19/26	EUR	17,000	18,542
[1]	Royal Bank of Canada	3.450%	9/29/26	CAD	10,000	7,326
	Royal Bank of Canada	2.328%	1/28/27	CAD	17,760	12,959
[1]	Royal Bank of Canada	2.740%	7/25/29	CAD	10,000	7,256
	Royal Office Finance LP	5.209%	11/12/32	CAD	6,633	6,116

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Saputo Inc.	3.603%	8/14/25	CAD	7,107	5,430
[1]	Scotiabank Capital Trust	5.650%	12/31/56	CAD	3,946	3,204
	SEC LP and Arci Ltd.	5.188%	8/29/33	CAD	3,664	2,831
	Shaw Communications Inc.	4.350%	1/31/24	CAD	10,000	7,777
	Shaw Communications Inc.	4.400%	11/2/28	CAD	30	24
	Shaw Communications Inc.	6.750%	11/9/39	CAD	7,668	7,380
	Shaw Communications Inc.	4.250%	12/9/49	CAD	3,500	2,565
	SmartCentres REIT	2.757%	6/23/21	CAD	3,700	2,670
	SmartCentres REIT	3.834%	12/21/27	CAD	5,000	3,764
	SmartCentres REIT	3.526%	12/20/29	CAD	1,500	1,100
	SSL Finance Inc.	4.099%	10/31/45	CAD	3,067	2,556
	Sun Life Financial Inc.	4.570%	8/23/21	CAD	3,000	2,239
[1]	Sun Life Financial Inc.	3.050%	9/19/28	CAD	10,000	7,394
[1]	Sun Life Financial Inc.	5.400%	5/29/42	CAD	4,850	4,229
	Suncor Energy Inc.	3.000%	9/14/26	CAD	9,521	6,516
	Suncor Energy Inc.	5.390%	3/26/37	CAD	4,300	3,151
	Suncor Energy Inc.	4.340%	9/13/46	CAD	1,454	921
	TCHC Issuer Trust	5.395%	2/22/40	CAD	2,078	2,146
	TELUS Corp.	2.350%	3/28/22	CAD	4,800	3,501
	TELUS Corp.	3.350%	3/15/23	CAD	670	503
	TELUS Corp.	3.350%	4/1/24	CAD	10,700	8,106
	TELUS Corp.	3.750%	1/17/25	CAD	4,460	3,457
	TELUS Corp.	3.750%	3/10/26	CAD	6,894	5,407
	TELUS Corp.	3.625%	3/1/28	CAD	9,600	7,572
	TELUS Corp.	3.300%	5/2/29	CAD	7,570	5,855
	TELUS Corp.	4.400%	4/1/43	CAD	1,355	1,080
	TELUS Corp.	4.850%	4/5/44	CAD	9,250	7,858
	TELUS Corp.	4.750%	1/17/45	CAD	1,430	1,202
	TELUS Corp.	4.400%	1/29/46	CAD	250	201
	TELUS Corp.	4.700%	3/6/48	CAD	2,700	2,279
	TELUS Corp.	3.950%	2/16/50	CAD	4,000	3,000
	Teranet Holdings LP	5.754%	12/17/40	CAD	3,395	2,586
	Teranet Holdings LP	6.100%	6/17/41	CAD	400	313
	THP Partnership	4.394%	10/31/46	CAD	115	99
	TMX Group Ltd.	4.461%	10/3/23	CAD	5,705	4,399
	Toromont Industries Ltd.	3.842%	10/27/27	CAD	2,196	1,679
	Toronto-Dominion Bank	1.680%	6/8/21	CAD	17,100	12,370
	Toronto-Dominion Bank	1.000%	12/13/21	GBP	1,000	1,264
	Toronto-Dominion Bank	2.621%	12/22/21	CAD	7,250	5,327
	Toronto-Dominion Bank	1.994%	3/23/22	CAD	17,500	12,744
	Toronto-Dominion Bank	3.005%	5/30/23	CAD	15,000	11,325
	Toronto-Dominion Bank	1.909%	7/18/23	CAD	13,520	9,896
	Toronto-Dominion Bank	2.850%	3/8/24	CAD	5,500	4,102
	Toronto-Dominion Bank	0.500%	4/3/24	EUR	13,000	14,475
	Toronto-Dominion Bank	3.226%	7/24/24	CAD	12,567	9,702
	Toronto-Dominion Bank	2.496%	12/2/24	CAD	15,512	11,444
	Toronto-Dominion Bank	1.943%	3/13/25	CAD	7,800	5,540
	Toronto-Dominion Bank	0.100%	7/19/27	EUR	15,000	16,376
[1]	Toronto-Dominion Bank	3.589%	9/14/28	CAD	8,000	5,980
[1]	Toronto-Dominion Bank	3.224%	7/25/29	CAD	10,525	7,790
[1]	Toronto-Dominion Bank	4.859%	3/4/31	CAD	6,155	4,957
[1]	Toronto-Dominion Bank	3.060%	1/26/32	CAD	9,800	7,179
	Toyota Credit Canada Inc.	2.020%	2/28/22	CAD	10,000	7,215
	Toyota Credit Canada Inc.	3.040%	7/12/23	CAD	4,494	3,339

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	TransCanada PipeLines Ltd.	3.650%	11/15/21	CAD	5,000	3,683
	TransCanada PipeLines Ltd.	3.690%	7/19/23	CAD	5,240	3,935
	TransCanada PipeLines Ltd.	3.300%	7/17/25	CAD	1,727	1,298
	TransCanada PipeLines Ltd.	3.390%	3/15/28	CAD	3,000	2,232
	TransCanada PipeLines Ltd.	6.280%	5/26/28	CAD	4,514	3,928
	TransCanada PipeLines Ltd.	3.000%	9/18/29	CAD	3,800	2,730
	TransCanada PipeLines Ltd.	8.050%	2/17/39	CAD	90	97
	TransCanada PipeLines Ltd.	4.550%	11/15/41	CAD	7,000	5,355
	TransCanada PipeLines Ltd.	4.350%	6/6/46	CAD	4,000	2,994
	TransCanada PipeLines Ltd.	4.330%	9/16/47	CAD	5,000	3,733
	TransCanada PipeLines Ltd.	4.180%	7/3/48	CAD	3,247	2,366
	TransCanada PipeLines Ltd.	4.340%	10/15/49	CAD	7,025	5,275
	TransEd Partners GP	3.951%	9/30/50	CAD	1,858	1,377
	Trillium Health Partners Volunteers	3.702%	12/20/58	CAD	950	798
	Union Gas Ltd.	3.790%	7/10/23	CAD	29,995	22,994
	Union Gas Ltd.	4.880%	6/21/41	CAD	3,450	3,230
	Union Gas Ltd.	4.200%	6/2/44	CAD	2,400	2,098
	University of Ottawa	2.635%	2/13/60	CAD	480	331
	University of Toronto	5.841%	12/15/43	CAD	130	144
	University of Toronto	4.251%	12/7/51	CAD	2,500	2,360
	University of Western Ontario	4.798%	5/24/47	CAD	184	182
[2]	Vancouver Airport Authority	7.425%	12/7/26	CAD	15,000	14,577
	Vancouver Airport Authority	3.857%	11/10/45	CAD	905	754
	Veresen Inc.	3.430%	11/10/21	CAD	3,000	2,186
	Waste Management of Canada Corp.	2.600%	9/23/26	CAD	2,800	2,040
	Westcoast Energy Inc.	3.430%	9/12/24	CAD	6,700	5,027
	Westcoast Energy Inc.	3.770%	12/8/25	CAD	1,690	1,298
	Westcoast Energy Inc.	4.791%	10/28/41	CAD	2,214	1,768
	York University	6.480%	3/7/42	CAD	1,725	1,983
						1,917,024
Sovereign Bonds (4.3%)
	Canada	1.750%	5/1/21	CAD	125,921	91,758
	Canada	1.500%	8/1/21	CAD	64,247	46,837
	Canada	0.750%	9/1/21	CAD	76,950	55,612
	Canada	1.250%	11/1/21	CAD	130,338	94,956
	Canada	1.500%	2/1/22	CAD	29,504	21,633
	Canada	0.500%	3/1/22	CAD	124,706	89,927
	Canada	1.500%	5/1/22	CAD	58,602	43,104
	Canada	2.750%	6/1/22	CAD	9,003	6,798
	Canada	1.000%	9/1/22	CAD	383,622	280,197
	Canada	1.750%	3/1/23	CAD	49,905	37,329
	Canada	1.500%	6/1/23	CAD	29,582	22,043
	Canada	8.000%	6/1/23	CAD	1,100	976
	Canada	2.000%	9/1/23	CAD	42,150	31,951
	Canada	2.250%	3/1/24	CAD	62,046	47,773
	Canada	2.500%	6/1/24	CAD	43,508	33,963
	Canada	1.500%	9/1/24	CAD	302,380	227,686
	Canada	1.250%	3/1/25	CAD	58,585	43,835
	Canada	2.250%	6/1/25	CAD	8,125	6,390
	Canada	9.000%	6/1/25	CAD	12,000	12,352
	Canada	1.500%	6/1/26	CAD	7,216	5,527
	Canada	1.000%	6/1/27	CAD	24,566	18,340
	Canada	8.000%	6/1/27	CAD	7,000	7,669
	Canada	2.000%	6/1/28	CAD	64,513	52,006

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Canada	2.250%	6/1/29	CAD	73,999	61,492
	Canada	5.750%	6/1/29	CAD	40,384	42,465
	Canada	5.750%	6/1/33	CAD	112,430	131,205
	Canada	5.000%	6/1/37	CAD	111,687	131,568
	Canada	4.000%	6/1/41	CAD	86,745	96,599
	Canada	3.500%	12/1/45	CAD	97,036	106,251
	Canada	2.750%	12/1/48	CAD	61,418	61,456
	Canada	2.000%	12/1/51	CAD	39,660	35,001
	Canada	2.750%	12/1/64	CAD	38,194	42,990
[2]	Canada Housing Trust No. 1	1.250%	6/15/21	CAD	57,000	41,369
[2]	Canada Housing Trust No. 1	3.800%	6/15/21	CAD	56,000	41,784
[2]	Canada Housing Trust No. 1	1.150%	12/15/21	CAD	53,854	39,147
[2]	Canada Housing Trust No. 1	1.500%	12/15/21	CAD	10,200	7,456
[2]	Canada Housing Trust No. 1	2.650%	3/15/22	CAD	49,605	37,105
[2]	Canada Housing Trust No. 1	1.750%	6/15/22	CAD	38,900	28,699
[2]	Canada Housing Trust No. 1	2.400%	12/15/22	CAD	84,040	63,276
[2]	Canada Housing Trust No. 1	2.350%	6/15/23	CAD	60,265	45,639
[2]	Canada Housing Trust No. 1	2.350%	9/15/23	CAD	13,940	10,581
[2]	Canada Housing Trust No. 1	3.150%	9/15/23	CAD	21,270	16,550
[2]	Canada Housing Trust No. 1	2.550%	12/15/23	CAD	55,795	42,777
[2]	Canada Housing Trust No. 1	2.900%	6/15/24	CAD	81,650	63,866
[2]	Canada Housing Trust No. 1	1.800%	12/15/24	CAD	43,790	32,946
[2]	Canada Housing Trust No. 1	2.550%	3/15/25	CAD	12,510	9,761
[2]	Canada Housing Trust No. 1	0.950%	6/15/25	CAD	50,000	36,227
[2]	Canada Housing Trust No. 1	1.950%	12/15/25	CAD	20,000	15,269
[2]	Canada Housing Trust No. 1	2.250%	12/15/25	CAD	5,225	4,050
[2]	Canada Housing Trust No. 1	1.900%	9/15/26	CAD	31,875	24,359
[2]	Canada Housing Trust No. 1	2.350%	6/15/27	CAD	18,500	14,589
[2]	Canada Housing Trust No. 1	2.350%	3/15/28	CAD	20,925	16,588
[2]	Canada Housing Trust No. 1	2.650%	3/15/28	CAD	77,305	62,731
[2]	Canada Housing Trust No. 1	2.650%	12/15/28	CAD	10,900	8,903
[2]	Canada Housing Trust No. 1	2.100%	9/15/29	CAD	37,850	29,814
[2]	Canada Housing Trust No. 1	1.750%	6/15/30	CAD	18,060	13,816
	Canada Post Corp.	4.080%	7/16/25	CAD	8,907	7,383
	Canada Post Corp.	4.360%	7/16/40	CAD	3,650	3,700
	City of Greater Sudbury	2.416%	3/12/50	CAD	870	604
	City of Montreal	3.500%	9/1/23	CAD	7,450	5,788
	City of Montreal	3.500%	9/1/24	CAD	10,000	7,896
	City of Montreal	3.000%	9/1/25	CAD	7,000	5,474
	City of Montreal	3.000%	9/1/27	CAD	5,000	3,943
	City of Montreal	3.150%	9/1/28	CAD	3,050	2,441
	City of Montreal	4.100%	12/1/34	CAD	3,195	2,823
	City of Montreal	3.150%	12/1/36	CAD	5,985	4,747
	City of Montreal	3.500%	12/1/38	CAD	6,000	4,996
	City of Montreal	6.000%	6/1/43	CAD	3,457	3,988
	City of Ottawa Ontario	4.600%	7/14/42	CAD	1,900	1,864
	City of Ottawa Ontario	3.250%	11/10/47	CAD	1,780	1,460
	City of Ottawa Ontario	3.100%	7/27/48	CAD	3,146	2,528
	City of Ottawa Ontario	4.200%	7/30/53	CAD	1,440	1,431
	City of Toronto	3.900%	9/29/23	CAD	4,732	3,737
	City of Toronto	2.450%	2/6/25	CAD	8,700	6,613
	City of Toronto	2.400%	6/7/27	CAD	5,071	3,876
	City of Toronto	2.950%	4/28/35	CAD	6,250	4,915
	City of Toronto	5.200%	6/1/40	CAD	1,220	1,244

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	City of Toronto	4.700%	6/10/41	CAD	2,000	1,912
	City of Toronto	4.150%	3/10/44	CAD	4,930	4,539
	City of Toronto	3.250%	6/24/46	CAD	4,000	3,213
	City of Toronto	3.200%	8/1/48	CAD	1,820	1,465
	City of Toronto	2.800%	11/22/49	CAD	2,000	1,502
	City of Vancouver	3.700%	10/18/52	CAD	1,280	1,163
	City of Winnipeg	4.100%	6/1/45	CAD	1,000	871
	City of Winnipeg	4.300%	11/15/51	CAD	4,158	4,093
	Cordelio Amalco GP I	4.087%	6/30/34	CAD	4,277	3,423
	CPPIB Capital Inc.	0.375%	6/20/24	EUR	34,000	37,825
	CPPIB Capital Inc.	3.000%	6/15/28	CAD	7,970	6,451
	CPPIB Capital Inc.	1.950%	9/30/29	CAD	6,100	4,591
	CPPIB Capital Inc.	1.500%	3/4/33	EUR	15,250	19,063
	CPPIB Capital Inc.	0.750%	7/15/49	EUR	4,600	5,580
	ENMAX Corp.	3.836%	6/5/28	CAD	2,000	1,518
	ENMAX Corp.	3.876%	10/18/29	CAD	5,000	3,778
	Export Development Canada	2.400%	6/7/21	AUD	23,864	15,854
	Export Development Canada	1.800%	9/1/22	CAD	195	143
	Export Development Canada	2.700%	10/24/22	AUD	5,800	3,964
	Export Development Canada	2.800%	5/31/23	AUD	2,000	1,383
	Export Development Canada	1.375%	12/8/23	GBP	10,000	12,905
	Export Development Canada	1.650%	7/31/24	CAD	4,170	3,091
	Fair Hydro Trust	3.357%	5/15/33	CAD	7,125	5,945
	Financement-Quebec	5.250%	6/1/34	CAD	5,380	5,358
	First Nations Finance Authority	3.050%	6/1/28	CAD	1,035	848
	Hydro Ottawa Holding Inc.	3.991%	5/14/43	CAD	2,100	1,722
	Hydro-Quebec	10.500%	10/15/21	CAD	4,000	3,257
	Hydro-Quebec	9.625%	7/15/22	CAD	12,000	10,303
	Hydro-Quebec	6.000%	8/15/31	CAD	9,290	9,783
	Hydro-Quebec	6.500%	1/16/35	CAD	4,155	4,664
	Hydro-Quebec	6.500%	2/15/35	CAD	22,500	25,645
	Hydro-Quebec	6.000%	2/15/40	CAD	21,915	25,652
	Hydro-Quebec	5.000%	2/15/45	CAD	28,170	30,877
	Hydro-Quebec	5.000%	2/15/50	CAD	42,225	48,982
	Hydro-Quebec	4.000%	2/15/55	CAD	30,262	31,514
[2,5]	Labrador-Island Link Funding Trust	3.760%	6/1/33	CAD	8,447	7,739
[2,5]	Labrador-Island Link Funding Trust	3.860%	12/1/45	CAD	3,790	3,778
[2,5]	Labrador-Island Link Funding Trust	3.850%	12/1/53	CAD	4,423	4,632
	Lower Mattagami Energy LP	3.416%	6/20/24	CAD	2,000	1,545
	Lower Mattagami Energy LP	5.139%	5/18/41	CAD	5,000	4,895
	Lower Mattagami Energy LP	4.944%	9/21/43	CAD	697	680
[5]	Maritime Link Financing Trust	3.500%	12/1/52	CAD	7,362	6,148
	Municipal Finance Authority of British Columbia	4.150%	6/1/21	CAD	4,030	3,007
	Municipal Finance Authority of British Columbia	2.600%	4/23/23	CAD	1,848	1,397
	Municipal Finance Authority of British Columbia	2.800%	12/3/23	CAD	6,125	4,697
	Municipal Finance Authority of British Columbia	2.150%	6/3/24	CAD	5,390	4,056
	Municipal Finance Authority of British Columbia	2.950%	10/14/24	CAD	5,985	4,657
	Municipal Finance Authority of British Columbia	2.500%	4/19/26	CAD	1,850	1,419

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Municipal Finance Authority of British Columbia	3.050%	10/23/28	CAD	7,620	6,153
	Municipal Finance Authority of British Columbia	2.550%	10/9/29	CAD	1,195	935
[2,5]	Muskrat Falls / Labrador Transmission Assets Funding Trust	3.630%	6/1/29	CAD	5,300	4,601
[2,5]	Muskrat Falls / Labrador Transmission Assets Funding Trust	3.830%	6/1/37	CAD	2,295	2,157
[2,5]	Muskrat Falls / Labrador Transmission Assets Funding Trust	3.860%	12/1/48	CAD	7,271	7,348
	New Brunswick F-M Project Co. Inc.	6.470%	11/30/27	CAD	927	772
	Newfoundland & Labrador Hydro	6.650%	8/27/31	CAD	2,000	2,113
	Newfoundland & Labrador Hydro	3.600%	12/1/45	CAD	3,000	2,464
	OMERS Finance Trust	2.600%	5/14/29	CAD	3,000	2,306
[2]	OMERS Finance Trust	2.600%	5/14/29	CAD	3,000	2,306
	Ontario Electricity Financial Corp.	10.125%	10/15/21	CAD	2,500	2,041
	Ontario Electricity Financial Corp.	8.900%	8/18/22	CAD	10,250	8,723
	Ontario Electricity Financial Corp.	8.250%	6/22/26	CAD	14,033	14,222
	Ontario Infrastructure & Lands Corp.	4.700%	6/1/37	CAD	1,793	1,701
	Ontario Power Generation Inc.	3.838%	6/22/48	CAD	10,000	7,897
	Ontario School Boards Financing Corp.	5.483%	11/26/29	CAD	188	159
	OPB Finance Trust	2.950%	2/2/26	CAD	29,000	22,635
	OPB Finance Trust	2.980%	1/25/27	CAD	4,985	3,899
	Province of Alberta	1.350%	9/1/21	CAD	22,745	16,515
	Province of Alberta	1.000%	11/15/21	GBP	6,300	7,979
	Province of Alberta	1.600%	9/1/22	CAD	9,000	6,607
	Province of Alberta	2.550%	12/15/22	CAD	3,200	2,407
	Province of Alberta	2.650%	9/1/23	CAD	11,000	8,379
	Province of Alberta	3.400%	12/1/23	CAD	3,000	2,349
	Province of Alberta	3.100%	6/1/24	CAD	3,600	2,799
	Province of Alberta	0.625%	4/18/25	EUR	10,600	11,836
	Province of Alberta	2.350%	6/1/25	CAD	25,900	19,678
	Province of Alberta	0.625%	1/16/26	EUR	5,100	5,715
	Province of Alberta	2.200%	6/1/26	CAD	20,000	15,095
	Province of Alberta	3.100%	12/14/26	AUD	2,100	1,523
	Province of Alberta	2.550%	6/1/27	CAD	11,760	9,062
	Province of Alberta	3.600%	4/11/28	AUD	435	323
	Province of Alberta	2.900%	12/1/28	CAD	24,665	19,566
	Province of Alberta	2.900%	9/20/29	CAD	12,500	9,928
	Province of Alberta	2.050%	6/1/30	CAD	11,860	8,773
	Province of Alberta	3.500%	6/1/31	CAD	4,600	3,864
	Province of Alberta	3.900%	12/1/33	CAD	7,075	6,156
	Province of Alberta	4.500%	12/1/40	CAD	5,000	4,786
	Province of Alberta	3.450%	12/1/43	CAD	19,075	15,946
	Province of Alberta	3.300%	12/1/46	CAD	30,665	25,223
	Province of Alberta	3.050%	12/1/48	CAD	32,831	26,090
	Province of Alberta	3.100%	6/1/50	CAD	20,385	16,536
	Province of British Columbia	4.800%	6/15/21	CAD	94	71
	Province of British Columbia	3.250%	12/18/21	CAD	3,870	2,900
	Province of British Columbia	2.700%	12/18/22	CAD	8,402	6,358
	Province of British Columbia	3.300%	12/18/23	CAD	9,775	7,654
	Province of British Columbia	4.250%	11/27/24	AUD	2,300	1,713
	Province of British Columbia	2.850%	6/18/25	CAD	21,585	16,955
	Province of British Columbia	2.300%	6/18/26	CAD	15,000	11,554

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Province of British Columbia	2.550%	6/18/27	CAD	7,360	5,771
Province of British Columbia	2.950%	12/18/28	CAD	24,932	20,270
Province of British Columbia	5.700%	6/18/29	CAD	13,575	13,389
Province of British Columbia	2.200%	6/18/30	CAD	10,075	7,778
Province of British Columbia	6.350%	6/18/31	CAD	15,000	16,152
Province of British Columbia	4.700%	6/18/37	CAD	6,960	6,974
Province of British Columbia	4.950%	6/18/40	CAD	12,500	13,216
Province of British Columbia	4.300%	6/18/42	CAD	22,805	22,692
Province of British Columbia	3.200%	6/18/44	CAD	24,535	21,046
Province of British Columbia	2.800%	6/18/48	CAD	24,466	19,983
Province of British Columbia	4.900%	6/18/48	CAD	3,000	3,390
Province of British Columbia	2.950%	6/18/50	CAD	15,413	13,094
Province of Manitoba	1.550%	9/5/21	CAD	5,000	3,640
Province of Manitoba	0.750%	12/15/21	GBP	6,300	7,945
Province of Manitoba	2.550%	6/2/23	CAD	15,005	11,385
Province of Manitoba	3.300%	6/2/24	CAD	3,000	2,360
Province of Manitoba	4.250%	3/3/25	AUD	1,000	747
Province of Manitoba	2.450%	6/2/25	CAD	6,935	5,319
Province of Manitoba	4.400%	9/5/25	CAD	6,800	5,727
Province of Manitoba	2.550%	6/2/26	CAD	19,000	14,736
Province of Manitoba	2.600%	6/2/27	CAD	15,200	11,866
Province of Manitoba	3.000%	6/2/28	CAD	45	36
Province of Manitoba	2.750%	6/2/29	CAD	14,240	11,312
Province of Manitoba	3.250%	9/5/29	CAD	2,270	1,874
Province of Manitoba	6.300%	3/5/31	CAD	955	1,004
Province of Manitoba	5.700%	3/5/37	CAD	3,000	3,208
Province of Manitoba	4.600%	3/5/38	CAD	5,675	5,498
Province of Manitoba	4.650%	3/5/40	CAD	4,000	3,963
Province of Manitoba	4.100%	3/5/41	CAD	5,000	4,607
Province of Manitoba	4.400%	3/5/42	CAD	6,500	6,287
Province of Manitoba	3.350%	3/5/43	CAD	2,000	1,677
Province of Manitoba	4.050%	9/5/45	CAD	6,995	6,568
Province of Manitoba	2.850%	9/5/46	CAD	10,320	8,033
Province of Manitoba	3.400%	9/5/48	CAD	15,049	13,028
Province of Manitoba	3.200%	3/5/50	CAD	7,965	6,737
Province of Manitoba	4.700%	3/5/50	CAD	1,635	1,747
Province of Manitoba	3.150%	9/5/52	CAD	2,750	2,296
Province of Manitoba	3.450%	3/5/63	CAD	3,597	3,348
Province of New Brunswick	1.550%	5/4/22	CAD	98	71
Province of New Brunswick	2.850%	6/2/23	CAD	10,000	7,632
Province of New Brunswick	3.650%	6/3/24	CAD	11,000	8,759
Province of New Brunswick	2.600%	8/14/26	CAD	10,000	7,779
Province of New Brunswick	2.350%	8/14/27	CAD	7,900	6,063
Province of New Brunswick	3.100%	8/14/28	CAD	55	45
Province of New Brunswick	5.500%	1/27/34	CAD	4,000	4,108
Province of New Brunswick	4.550%	3/26/37	CAD	7,000	6,640
Province of New Brunswick	4.800%	9/26/39	CAD	2,420	2,400
Province of New Brunswick	4.800%	6/3/41	CAD	2,990	2,999
Province of New Brunswick	3.550%	6/3/43	CAD	5,800	4,992
Province of New Brunswick	3.800%	8/14/45	CAD	5,355	4,808
Province of New Brunswick	3.100%	8/14/48	CAD	16,480	13,374
Province of New Brunswick	3.050%	8/14/50	CAD	6,360	5,199
Province of Newfoundland and Labrador	1.950%	6/2/22	CAD	7,500	5,520
Province of Newfoundland and Labrador	2.300%	6/2/25	CAD	5,000	3,771

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Province of Newfoundland and Labrador	3.000%	6/2/26	CAD	10,000	7,798
Province of Newfoundland and Labrador	6.150%	4/17/28	CAD	1,000	948
Province of Newfoundland and Labrador	2.850%	6/2/28	CAD	15,000	11,656
Province of Newfoundland and Labrador	2.850%	6/2/29	CAD	1,700	1,326
Province of Newfoundland and Labrador	5.700%	10/17/35	CAD	1,000	1,010
Province of Newfoundland and Labrador	4.650%	10/17/40	CAD	3,570	3,307
Province of Newfoundland and Labrador	3.300%	10/17/46	CAD	15,205	11,872
Province of Newfoundland and Labrador	3.700%	10/17/48	CAD	10,904	9,172
Province of Newfoundland and Labrador	2.650%	10/17/50	CAD	1,620	1,127
Province of Nova Scotia	4.100%	6/1/21	CAD	7,980	5,951
Province of Nova Scotia	2.100%	6/1/27	CAD	16	12
Province of Nova Scotia	2.000%	9/1/30	CAD	3,300	2,491
Province of Nova Scotia	6.600%	12/1/31	CAD	45	49
Province of Nova Scotia	5.800%	6/1/33	CAD	2,000	2,076
Province of Nova Scotia	4.500%	6/1/37	CAD	5,000	4,811
Province of Nova Scotia	4.700%	6/1/41	CAD	5,000	5,032
Province of Nova Scotia	4.400%	6/1/42	CAD	6,000	5,886
Province of Nova Scotia	3.450%	6/1/45	CAD	3,000	2,609
Province of Nova Scotia	3.150%	12/1/51	CAD	7,900	6,780
Province of Nova Scotia	3.500%	6/2/62	CAD	8,420	7,946
Province of Ontario	4.000%	6/2/21	CAD	49,320	36,775
Province of Ontario	1.350%	3/8/22	CAD	32,500	23,677
Province of Ontario	3.150%	6/2/22	CAD	88,000	66,526
Province of Ontario	1.950%	1/27/23	CAD	8,400	6,243
Province of Ontario	2.850%	6/2/23	CAD	77,150	58,994
Province of Ontario	2.600%	9/8/23	CAD	24,250	18,504
Province of Ontario	7.500%	2/7/24	CAD	2,570	2,301
Province of Ontario	1.875%	5/21/24	EUR	5,000	5,885
Province of Ontario	3.500%	6/2/24	CAD	36,595	29,055
Province of Ontario	0.375%	6/14/24	EUR	24,200	26,917
Province of Ontario	4.250%	8/22/24	AUD	1,000	742
Province of Ontario	2.300%	9/8/24	CAD	20,600	15,688
Province of Ontario	0.875%	1/21/25	EUR	5,000	5,690
Province of Ontario	2.650%	2/5/25	CAD	33,100	25,681
Province of Ontario	2.600%	6/2/25	CAD	77,465	60,061
Province of Ontario	3.100%	8/26/25	AUD	2,000	1,430
Province of Ontario	2.400%	6/2/26	CAD	44,280	34,198
Province of Ontario	3.500%	1/27/27	AUD	1,000	732
Province of Ontario	1.850%	2/1/27	CAD	975	731
Province of Ontario	2.600%	6/2/27	CAD	74,500	58,524
Province of Ontario	7.600%	6/2/27	CAD	15,000	15,408
Province of Ontario	2.900%	6/2/28	CAD	66,932	53,954
Province of Ontario	6.500%	3/8/29	CAD	16,560	16,913
Province of Ontario	2.700%	6/2/29	CAD	32,047	25,663
Province of Ontario	2.050%	6/2/30	CAD	49,980	38,053
Province of Ontario	6.200%	6/2/31	CAD	13,000	13,872
Province of Ontario	5.850%	3/8/33	CAD	26,950	28,593
Province of Ontario	5.600%	6/2/35	CAD	39,000	41,520
Province of Ontario	4.700%	6/2/37	CAD	51,200	51,169
Province of Ontario	4.600%	6/2/39	CAD	56,300	56,442
Province of Ontario	4.650%	6/2/41	CAD	72,175	73,774
Province of Ontario	3.500%	6/2/43	CAD	63,350	56,310
Province of Ontario	3.450%	6/2/45	CAD	91,735	81,863
Province of Ontario	2.900%	12/2/46	CAD	73,274	60,034

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Province of Ontario	2.800%	6/2/48	CAD	70,636	57,390
Province of Ontario	2.900%	6/2/49	CAD	79,651	66,246
Province of Ontario	2.650%	12/2/50	CAD	32,165	25,697
Province of Prince Edward Island	3.600%	1/17/53	CAD	2,994	2,669
Province of Quebec	4.250%	12/1/21	CAD	46,000	34,958
Province of Quebec	1.650%	3/3/22	CAD	2,900	2,124
Province of Quebec	0.875%	5/24/22	GBP	1,500	1,895
Province of Quebec	3.500%	12/1/22	CAD	36,220	27,908
Province of Quebec	9.375%	1/16/23	CAD	3,000	2,653
Province of Quebec	2.450%	3/1/23	CAD	2,000	1,510
Province of Quebec	2.250%	7/17/23	EUR	13,500	15,916
Province of Quebec	3.000%	9/1/23	CAD	34,960	27,010
Province of Quebec	2.375%	1/22/24	EUR	1,000	1,195
Province of Quebec	2.250%	2/22/24	CAD	5,200	3,942
Province of Quebec	3.750%	9/1/24	CAD	38,650	31,160
Province of Quebec	0.875%	1/15/25	EUR	11,300	12,908
Province of Quebec	4.200%	3/10/25	AUD	1,507	1,122
Province of Quebec	5.350%	6/1/25	CAD	5,000	4,346
Province of Quebec	2.600%	7/6/25	CAD	6,035	4,690
Province of Quebec	2.750%	9/1/25	CAD	28,480	22,348
Province of Quebec	8.500%	4/1/26	CAD	10,000	10,196
Province of Quebec	3.700%	5/20/26	AUD	700	519
Province of Quebec	2.500%	9/1/26	CAD	37,500	29,280
Province of Quebec	1.850%	2/13/27	CAD	925	697
Province of Quebec	0.875%	5/4/27	EUR	34,900	40,278
Province of Quebec	2.750%	9/1/27	CAD	42,178	33,562
Province of Quebec	0.875%	7/5/28	EUR	3,900	4,495
Province of Quebec	2.750%	9/1/28	CAD	45,640	36,595
Province of Quebec	2.300%	9/1/29	CAD	31,395	24,481
Province of Quebec	6.000%	10/1/29	CAD	15,000	15,125
Province of Quebec	1.900%	9/1/30	CAD	9,850	7,151
Province of Quebec	6.250%	6/1/32	CAD	21,570	23,356
Province of Quebec	5.750%	12/1/36	CAD	17,240	19,054
Province of Quebec	5.000%	12/1/38	CAD	21,900	22,898
Province of Quebec	5.000%	12/1/41	CAD	51,390	55,143
Province of Quebec	4.250%	12/1/43	CAD	44,425	44,114
Province of Quebec	3.500%	12/1/45	CAD	62,925	56,997
Province of Quebec	3.500%	12/1/48	CAD	63,251	58,612
Province of Quebec	3.100%	12/1/51	CAD	28,351	25,019
Province of Saskatchewan	3.200%	6/3/24	CAD	9,500	7,436
Province of Saskatchewan	2.550%	6/2/26	CAD	4,875	3,771
Province of Saskatchewan	2.650%	6/2/27	CAD	10,000	7,830
Province of Saskatchewan	3.050%	12/2/28	CAD	3,500	2,829
Province of Saskatchewan	5.750%	3/5/29	CAD	6,000	5,784
Province of Saskatchewan	2.200%	6/2/30	CAD	5,900	4,474
Province of Saskatchewan	5.000%	3/5/37	CAD	240	239
Province of Saskatchewan	4.750%	6/1/40	CAD	7,400	7,356
Province of Saskatchewan	3.400%	2/3/42	CAD	5,000	4,197
Province of Saskatchewan	3.900%	6/2/45	CAD	8,200	7,477
Province of Saskatchewan	2.750%	12/2/46	CAD	9,514	7,243
Province of Saskatchewan	3.300%	6/2/48	CAD	16,920	14,309
Province of Saskatchewan	3.100%	6/2/50	CAD	9,995	8,267
Province of Saskatchewan	3.750%	3/5/54	CAD	3,795	3,593
Province of Saskatchewan	2.950%	6/2/58	CAD	2,800	2,302

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	PSP Capital Inc.	1.340%	8/18/21	CAD	9,600	6,969
	PSP Capital Inc.	1.730%	6/21/22	CAD	2,000	1,469
	PSP Capital Inc.	2.090%	11/22/23	CAD	4,000	3,005
	PSP Capital Inc.	3.290%	4/4/24	CAD	19,825	15,560
	PSP Capital Inc.	3.000%	11/5/25	CAD	6,170	4,895
	PSP Capital Inc.	2.050%	1/15/30	CAD	13,800	10,469
	Regional Municipality of Peel Ontario	5.100%	6/29/40	CAD	6,980	7,079
	Regional Municipality of York	2.600%	12/15/25	CAD	5,000	3,854
	Regional Municipality of York	2.500%	6/2/26	CAD	3,000	2,307
	Regional Municipality of York	2.350%	6/9/27	CAD	3	2
	Regional Municipality of York	4.000%	5/31/32	CAD	1,500	1,333
	Regional Municipality of York	3.650%	5/13/33	CAD	3,100	2,668
	Regional Municipality of York	4.050%	5/1/34	CAD	2,400	2,158
	South Coast British Columbia Transportation Authority	3.150%	11/16/48	CAD	9,394	7,546
	South Coast British Columbia Transportation Authority	2.650%	10/29/50	CAD	990	718
	Toronto Hydro Corp.	2.520%	8/25/26	CAD	5,500	4,176
	Toronto Hydro Corp.	2.430%	12/11/29	CAD	6,000	4,552
	Toronto Hydro Corp.	3.485%	2/28/48	CAD	4,500	3,652
	Toronto Hydro Corp.	2.990%	12/10/49	CAD	55	41
						6,156,204
Total Canada (Cost $8,219,308)						8,217,344
Chile (0.0%)
Sovereign Bonds (0.0%)
	Corp. Nacional del Cobre de Chile	2.250%	7/9/24	EUR	3,000	3,310
	Republic of Chile	1.750%	1/20/26	EUR	100	113
[1]	Republic of Chile	1.440%	2/1/29	EUR	2,500	2,748
[1]	Republic of Chile	0.830%	7/2/31	EUR	5,430	5,428
[1]	Republic of Chile	1.250%	1/29/40	EUR	9,600	8,979
Total Chile (Cost $23,880)						20,578
China (0.9%)
Sovereign Bonds (0.9%)
	Agricultural Development Bank of China	4.000%	11/12/25	CNH	339,900	52,066
	Agricultural Development Bank of China	3.630%	7/19/26	CNH	50,000	7,501
	Agricultural Development Bank of China	3.750%	1/25/29	CNH	375,200	56,363
	China Development Bank	0.500%	6/1/21	EUR	22,800	25,068
	China Development Bank	0.375%	11/16/21	EUR	21,900	24,080
	China Development Bank	3.030%	1/18/22	CNH	849,800	123,534
	China Development Bank	0.625%	12/12/22	EUR	3,400	3,727
	China Development Bank	0.875%	1/24/24	EUR	1,600	1,772
	China Development Bank	3.300%	2/1/24	CNH	299,900	44,477
	China Development Bank	3.680%	2/26/26	CNH	981,800	148,966
[6]	China Development Bank	3.500%	8/13/26	CNH	555,300	83,247
[6]	China Development Bank	3.430%	1/14/27	CNH	100,000	14,825
	China Development Bank	3.450%	9/20/29	CNH	50,000	7,415
	China Development Bank	4.010%	1/9/37	CNH	99,900	15,189
	China Government Bond	3.000%	10/18/20	CNH	859,700	123,022
	China Government Bond	3.220%	12/6/25	CNH	328,600	49,665
	China Government Bond	3.250%	6/6/26	CNH	742,800	112,145
	China Government Bond	3.120%	12/5/26	CNH	100,000	14,945
	China Government Bond	3.860%	7/22/49	CNH	385,200	60,418

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
[6] China Government Bond	3.390%	3/16/50	CNH	50,000	7,143
Export-Import Bank of China	0.750%	6/8/22	EUR	2,840	3,140
Export-Import Bank of China	0.750%	5/28/23	EUR	33,200	36,440
Export-Import Bank of China	3.280%	2/11/24	CNH	414,800	61,418
Export-Import Bank of China	3.860%	5/20/29	CNH	50,000	7,562
Industrial & Commercial Bank of China Ltd.	0.250%	4/25/22	EUR	4,611	5,000
People’s Republic of China	3.290%	10/18/23	CNH	429,800	64,578
[1] People’s Republic of China	0.500%	11/12/31	EUR	8,684	9,052
[1] People’s Republic of China	1.000%	11/12/39	EUR	9,700	10,093
People’s Republic of China	3.970%	7/23/48	CNH	250,000	39,833
Sinopec Group Overseas Development 2015 Ltd.	1.000%	4/28/22	EUR	21,750	23,826
State Grid Europe Development 2014 plc	2.450%	1/26/27	EUR	2,240	2,608
State Grid Overseas Investment 2016 Ltd.	1.375%	5/2/25	EUR	7,000	7,758
Syngenta Finance NV	1.875%	11/2/21	EUR	5,800	6,316
Total China (Cost $1,242,361)					1,253,192
Colombia (0.0%)
Sovereign Bonds (0.0%)
[1] Republic of Colombia	3.875%	3/22/26	EUR	5,000	5,717
Total Colombia (Cost $6,383)					5,717
Croatia (0.0%)
Sovereign Bonds (0.0%)
Republic of Croatia	3.000%	3/11/25	EUR	2,000	2,311
Republic of Croatia	3.000%	3/20/27	EUR	7,000	8,195
Republic of Croatia	2.700%	6/15/28	EUR	5,800	6,716
Republic of Croatia	1.125%	6/19/29	EUR	7,000	7,111
Republic of Croatia	2.750%	1/27/30	EUR	7,000	8,116
Total Croatia (Cost $36,153)					32,449
Cyprus (0.0%)
Sovereign Bonds (0.0%)
Republic of Cyprus	2.750%	2/26/34	EUR	8,000	9,308
Total Cyprus (Cost $10,162)					9,308
Czech Republic (0.3%)
Corporate Bonds (0.1%)
CPI Property Group SA	1.450%	4/14/22	EUR	5,100	5,486
CPI Property Group SA	2.125%	10/4/24	EUR	4,400	4,659
CPI Property Group SA	1.625%	4/23/27	EUR	15,000	14,834
EP Infrastructure AS	1.698%	7/30/26	EUR	10,000	10,400
EP Infrastructure AS	2.045%	10/9/28	EUR	5,000	5,080
					40,459
Sovereign Bonds (0.2%)
CEZ AS	5.000%	10/19/21	EUR	2,000	2,317
CEZ AS	4.875%	4/16/25	EUR	12,500	15,992
CEZ AS	3.000%	6/5/28	EUR	12,500	14,966
Czech Republic	3.750%	9/12/20	CZK	400,000	16,400
Czech Republic	3.625%	4/14/21	EUR	13,155	14,881
Czech Republic	3.850%	9/29/21	CZK	350,000	14,806
Czech Republic	3.875%	5/24/22	EUR	9,950	11,739
Czech Republic	4.700%	9/12/22	CZK	130,000	5,754
Czech Republic	0.450%	10/25/23	CZK	469,910	18,794

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Czech Republic	5.700%	5/25/24	CZK	220,000	10,603
	Czech Republic	2.400%	9/17/25	CZK	250,000	10,797
	Czech Republic	1.000%	6/26/26	CZK	954,800	38,297
	Czech Republic	0.250%	2/10/27	CZK	325,000	12,364
	Czech Republic	2.500%	8/25/28	CZK	370,000	16,430
	Czech Republic	2.750%	7/23/29	CZK	688,340	31,350
	Czech Republic	0.950%	5/15/30	CZK	910,000	35,635
	Czech Republic	2.000%	10/13/33	CZK	320,000	13,803
	Czech Republic	4.200%	12/4/36	CZK	418,350	23,536
	Czech Republic	4.850%	11/26/57	CZK	91,000	5,932
						314,396
Total Czech Republic (Cost $372,974)						354,855
Denmark (0.8%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.2%)
	Danske Bank A/S	1.250%	6/11/21	EUR	10,000	11,125
	Danske Bank A/S	3.750%	6/23/22	EUR	500	594
	DLR Kredit A/S	1.000%	10/1/22	DKK	200,000	30,230
	Jyske Realkredit A/S	0.250%	7/1/23	EUR	8,000	8,874
	Jyske Realkredit A/S	0.500%	10/1/26	EUR	22,180	25,133
	Nordea Kredit Realkreditaktieselskab	1.000%	10/1/21	DKK	200,000	29,912
	Nordea Kredit Realkreditaktieselskab	3.500%	10/1/44	DKK	516	82
	Nykredit Realkredit A/S	1.000%	7/1/21	DKK	285,000	42,414
	Nykredit Realkredit A/S	1.000%	1/1/22	DKK	348,000	51,888
	Nykredit Realkredit A/S	2.000%	10/1/47	DKK	77,507	11,753
						212,005
Corporate Bonds (0.2%)
	AP Moller - Maersk A/S	1.750%	3/16/26	EUR	4,600	4,880
	Carlsberg Breweries A/S	2.625%	11/15/22	EUR	120	138
	Carlsberg Breweries A/S	0.500%	9/6/23	EUR	500	546
	Carlsberg Breweries A/S	2.500%	5/28/24	EUR	17,000	19,879
	Carlsberg Breweries A/S	0.875%	7/1/29	EUR	10,000	10,860
[1]	Danica Pension Livsforsikrings AB	4.375%	9/29/45	EUR	3,400	3,934
	Danske Bank A/S	0.500%	5/6/21	EUR	8,600	9,423
	Danske Bank A/S	0.125%	2/14/22	EUR	21,670	23,867
	Danske Bank A/S	1.375%	5/24/22	EUR	5,000	5,485
	Danske Bank A/S	0.250%	11/28/22	EUR	16,700	18,202
	Danske Bank A/S	0.875%	5/22/23	EUR	23,600	25,460
	Danske Bank A/S	0.750%	6/2/23	EUR	16,100	17,794
	Danske Bank A/S	1.625%	3/15/24	EUR	3,000	3,310
[1]	Danske Bank A/S	2.750%	5/19/26	EUR	4,800	5,248
	Danske Bank A/S	0.750%	11/22/27	EUR	15,000	17,397
[1]	Danske Bank A/S	2.250%	1/14/28	GBP	6,500	7,904
[1]	Danske Bank A/S	1.375%	2/12/30	EUR	8,500	8,919
	ISS Global A/S	1.125%	1/7/21	EUR	14,752	16,121
	ISS Global A/S	2.125%	12/2/24	EUR	500	550
	ISS Global A/S	0.875%	6/18/26	EUR	200	199
	ISS Global A/S	1.500%	8/31/27	EUR	20,100	20,275
[1]	Jyske Bank A/S	2.250%	4/5/29	EUR	15,100	16,522
	Jyske Realkredit A/S	0.375%	4/1/25	EUR	7,000	7,840
	Nordea Kredit Realkreditaktieselskab	1.000%	10/1/22	DKK	137,000	20,773
	Nykredit Realkredit A/S	0.750%	7/14/21	EUR	300	329
	Nykredit Realkredit A/S	0.250%	1/20/23	EUR	3,000	3,209

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Nykredit Realkredit A/S	0.125%	7/10/24	EUR	12,000	12,446
[1] Nykredit Realkredit A/S	2.750%	11/17/27	EUR	7,600	8,420
Sydbank A/S	1.250%	2/4/22	EUR	10,000	10,858
Sydbank A/S	1.375%	9/18/23	EUR	10,000	10,768
					311,556
Sovereign Bonds (0.4%)
Kingdom of Denmark	3.000%	11/15/21	DKK	179,410	27,790
Kingdom of Denmark	1.500%	11/15/23	DKK	242,545	38,280
Kingdom of Denmark	7.000%	11/10/24	DKK	74,285	14,695
Kingdom of Denmark	1.750%	11/15/25	DKK	177,300	29,397
Kingdom of Denmark	0.500%	11/15/27	DKK	761,000	119,816
[2] Kingdom of Denmark	0.500%	11/15/29	DKK	250,000	39,675
Kingdom of Denmark	4.500%	11/15/39	DKK	747,830	208,608
Kommunekredit	0.250%	3/29/23	EUR	1,000	1,113
Kommunekredit	0.250%	5/15/23	EUR	600	668
Kommunekredit	0.250%	2/16/24	EUR	2,000	2,232
Kommunekredit	0.625%	5/11/26	EUR	4,400	5,056
Kommunekredit	2.900%	11/27/26	AUD	4,178	2,977
Kommunekredit	0.750%	5/18/27	EUR	25,578	29,838
Orsted A/S	1.500%	11/26/29	EUR	20,589	24,443
Orsted A/S	4.875%	1/12/32	GBP	14,162	23,738
Orsted A/S	2.500%	5/16/33	GBP	100	137
Orsted A/S	5.750%	4/9/40	GBP	1,000	2,056
[1] Orsted A/S	6.250%	6/26/13	EUR	1,045	1,300
					571,819
Total Denmark (Cost $1,092,916)					1,095,380
Finland (0.7%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.1%)
Aktia Bank Oyj	0.250%	3/31/22	EUR	10,300	11,391
Danske Bank Oyj	3.875%	6/21/21	EUR	2,000	2,291
Nordea Mortgage Bank plc	0.250%	11/21/23	EUR	5,000	5,575
Nordea Mortgage Bank plc	0.625%	3/17/27	EUR	23,000	26,439
OP Mortgage Bank	0.625%	9/4/22	EUR	22,700	25,409
OP Mortgage Bank	0.250%	3/13/24	EUR	30,000	33,433
OP Mortgage Bank	1.000%	11/28/24	EUR	7,000	8,097
OP Mortgage Bank	0.010%	11/19/26	EUR	10,000	11,069
					123,704
Corporate Bonds (0.1%)
Aktia Bank Oyj	0.375%	3/5/26	EUR	10,000	11,258
Citycon Oyj	3.750%	6/24/20	EUR	500	550
Citycon Treasury BV	2.375%	1/15/27	EUR	10,000	9,309
Elenia Finance Oyj	0.375%	2/6/27	EUR	10,000	10,667
Nordea Bank AB	2.375%	6/2/22	GBP	7,000	8,933
Nordea Bank AB	3.250%	7/5/22	EUR	5,400	6,291
Nordea Bank AB	1.125%	2/12/25	EUR	200	227
Nordea Mortgage Bank plc	0.025%	1/24/22	EUR	10,000	11,020
Nordea Mortgage Bank plc	0.625%	10/19/22	EUR	300	336
Nordea Mortgage Bank plc	0.250%	2/28/23	EUR	10,800	12,002
Nordea Mortgage Bank plc	0.250%	3/18/26	EUR	6,400	7,177
OP Corporate Bank plc	0.875%	6/21/21	EUR	8,000	8,829
OP Corporate Bank plc	0.750%	3/3/22	EUR	1,000	1,104
OP Corporate Bank plc	2.500%	5/20/22	GBP	7,700	9,914

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	OP Corporate Bank plc	0.375%	8/29/23	EUR	6,000	6,592
	OP Corporate Bank plc	0.375%	2/26/24	EUR	6,800	7,463
	OP Corporate Bank plc	0.375%	6/19/24	EUR	8,000	8,553
	OP Corporate Bank plc	1.000%	5/22/25	EUR	10,000	11,266
	OP Corporate Bank plc	0.625%	11/12/29	EUR	13,000	13,423
	OP Mortgage Bank	0.050%	2/22/23	EUR	5,000	5,532
	OP Mortgage Bank	0.250%	5/11/23	EUR	6,745	7,494
	OP Mortgage Bank	0.625%	2/15/29	EUR	10,000	11,579
	Sampo Oyj	1.500%	9/16/21	EUR	5,800	6,454
	Sampo Oyj	1.000%	9/18/23	EUR	500	554
[1]	Sampo Oyj	3.375%	5/23/49	EUR	4,300	4,983
	Stora Enso Oyj	2.500%	6/7/27	EUR	4,500	4,905
	Stora Enso Oyj	2.500%	3/21/28	EUR	100	108
						186,523
Sovereign Bonds (0.5%)
[7]	Finnvera Oyj	0.625%	11/19/21	EUR	20,000	22,241
[7]	Finnvera Oyj	0.500%	4/13/26	EUR	6,500	7,436
	Finnvera Oyj	0.375%	4/9/29	EUR	15,000	17,182
	Fortum Oyj	4.000%	5/24/21	EUR	5,000	5,676
	Fortum Oyj	2.250%	9/6/22	EUR	9,500	10,797
	Fortum Oyj	2.125%	2/27/29	EUR	9,580	11,036
	Municipality Finance plc	5.000%	3/20/24	AUD	1,000	753
	Municipality Finance plc	0.625%	11/26/26	EUR	5,000	5,757
	Municipality Finance plc	1.250%	2/23/33	EUR	10,000	12,585
[2]	Republic of Finland	0.000%	4/15/22	EUR	26,000	28,835
[2]	Republic of Finland	1.625%	9/15/22	EUR	7,080	8,171
[2]	Republic of Finland	1.500%	4/15/23	EUR	35,140	40,899
[2]	Republic of Finland	0.000%	9/15/23	EUR	33,750	37,715
[2]	Republic of Finland	2.000%	4/15/24	EUR	29,000	35,055
[2]	Republic of Finland	4.000%	7/4/25	EUR	43,663	59,065
[2]	Republic of Finland	0.875%	9/15/25	EUR	10,500	12,321
[2]	Republic of Finland	0.500%	9/15/27	EUR	11,000	12,746
[2]	Republic of Finland	2.750%	7/4/28	EUR	11,353	15,517
[2]	Republic of Finland	0.500%	9/15/29	EUR	69,531	81,006
[2]	Republic of Finland	0.750%	4/15/31	EUR	64,492	77,386
[2]	Republic of Finland	1.125%	4/15/34	EUR	32,000	40,247
[2]	Republic of Finland	2.625%	7/4/42	EUR	34,215	57,643
[2]	Republic of Finland	1.375%	4/15/47	EUR	21,000	29,959
						630,028
Total Finland (Cost $936,704)						940,255
France (11.7%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.7%)
	Arkea Home Loans SFH SA	2.375%	7/11/23	EUR	6,000	7,106
	Arkea Home Loans SFH SA	1.500%	6/1/33	EUR	10,000	12,708
	BNP Paribas Home Loan SFH	0.250%	9/2/21	EUR	10,500	11,563
	BNP Paribas Home Loan SFH	3.125%	3/22/22	EUR	7,000	8,143
	BNP Paribas Home Loan SFH	0.875%	11/14/24	EUR	5,000	5,722
	BPCE SFH SA	3.750%	9/13/21	EUR	6,300	7,267
	BPCE SFH SA	4.000%	3/23/22	EUR	20,000	23,620
	BPCE SFH SA	2.375%	11/29/23	EUR	5,000	5,975
	BPCE SFH SA	1.750%	6/27/24	EUR	20,000	23,621
	BPCE SFH SA	1.000%	2/24/25	EUR	13,500	15,558
	BPCE SFH SA	0.398%	4/24/25	EUR	20,000	22,454

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Caisse de Refinancement de l’Habitat SA	3.600%	9/13/21	EUR	2,000	2,303
Caisse de Refinancement de l’Habitat SA	4.000%	6/17/22	EUR	19,870	23,696
Caisse de Refinancement de l’Habitat SA	3.300%	9/23/22	EUR	9,500	11,270
Caisse de Refinancement de l’Habitat SA	4.300%	2/24/23	EUR	7,000	8,634
Caisse de Refinancement de l’Habitat SA	3.900%	10/20/23	EUR	5,000	6,241
Caisse de Refinancement de l’Habitat SA	3.600%	3/8/24	EUR	11,600	14,528
Caisse de Refinancement de l’Habitat SA	2.400%	1/17/25	EUR	1,120	1,371
Caisse de Refinancement de l’Habitat SA	0.010%	10/8/29	EUR	21,000	22,844
Caisse Francaise de Financement Local	4.250%	1/26/22	EUR	3,000	3,539
Caisse Francaise de Financement Local	0.625%	1/26/23	EUR	19,000	21,278
Caisse Francaise de Financement Local	0.200%	4/27/23	EUR	15,600	17,282
Caisse Francaise de Financement Local	2.375%	1/17/24	EUR	12,000	14,385
Caisse Francaise de Financement Local	0.375%	5/11/24	EUR	20,000	22,395
Caisse Francaise de Financement Local	5.375%	7/8/24	EUR	4,000	5,397
Caisse Francaise de Financement Local	0.375%	6/23/25	EUR	23,100	25,926
Caisse Francaise de Financement Local	1.125%	9/9/25	EUR	3,400	3,966
Caisse Francaise de Financement Local	0.750%	9/27/27	EUR	10,000	11,566
Caisse Francaise de Financement Local	1.000%	4/25/28	EUR	200	236
Caisse Francaise de Financement Local	3.000%	10/2/28	EUR	9,500	13,004
Caisse Francaise de Financement Local	1.250%	1/22/35	EUR	500	623
Caisse Francaise de Financement Local	1.500%	6/28/38	EUR	5,000	6,610
Cie de Financement Foncier SA	4.875%	5/25/21	EUR	16,544	19,074
Cie de Financement Foncier SA	5.750%	10/4/21	EUR	500	593
Cie de Financement Foncier SA	2.250%	10/13/21	CHF	3,000	3,212
Cie de Financement Foncier SA	0.625%	11/12/21	EUR	32,000	35,470
Cie de Financement Foncier SA	4.250%	1/19/22	EUR	1,000	1,178
Cie de Financement Foncier SA	0.250%	3/16/22	EUR	16,000	17,652
Cie de Financement Foncier SA	0.200%	9/16/22	EUR	13,600	15,013
Cie de Financement Foncier SA	2.375%	11/21/22	EUR	5,800	6,761
Cie de Financement Foncier SA	0.625%	2/10/23	EUR	12,000	13,422
Cie de Financement Foncier SA	0.250%	4/11/23	EUR	200	221
Cie de Financement Foncier SA	0.325%	9/12/23	EUR	14,000	15,561
Cie de Financement Foncier SA	2.000%	5/7/24	EUR	14,300	16,975
Cie de Financement Foncier SA	0.500%	9/4/24	EUR	10,000	11,240
Cie de Financement Foncier SA	0.750%	1/21/25	EUR	7,000	7,969
Cie de Financement Foncier SA	4.000%	10/24/25	EUR	25,300	33,869
Cie de Financement Foncier SA	1.000%	2/2/26	EUR	100	116
Cie de Financement Foncier SA	0.225%	9/14/26	EUR	5,600	6,218
Cie de Financement Foncier SA	5.500%	1/26/27	GBP	2,350	3,834
Cie de Financement Foncier SA	3.875%	4/25/55	EUR	4,000	9,221
Credit Agricole Home Loan SFH SA	4.000%	1/17/22	EUR	5,000	5,869
Credit Agricole Home Loan SFH SA	4.000%	7/16/25	EUR	2,000	2,657
Credit Agricole Home Loan SFH SA	1.250%	3/24/31	EUR	18,000	22,061
Credit Agricole Home Loan SFH SA	0.375%	10/21/21	EUR	10,000	11,052
Credit Agricole Home Loan SFH SA	0.050%	8/29/22	EUR	1,000	1,100
Credit Agricole Home Loan SFH SA	0.625%	9/11/23	EUR	3,000	3,371
Credit Agricole Home Loan SFH SA	0.375%	9/30/24	EUR	5,100	5,701
Credit Agricole Home Loan SFH SA	0.500%	4/3/25	EUR	5,000	5,630
Credit Agricole Home Loan SFH SA	0.500%	2/19/26	EUR	1,500	1,694
Credit Agricole Home Loan SFH SA	0.750%	5/5/27	EUR	36,000	41,475
Credit Agricole Home Loan SFH SA	0.875%	8/11/28	EUR	15,000	17,581
Credit Agricole Home Loan SFH SA	1.000%	1/16/29	EUR	15,000	17,745
Credit Agricole Home Loan SFH SA	0.050%	12/6/29	EUR	10,000	10,893
Credit Agricole Home Loan SFH SA	1.375%	2/3/32	EUR	4,500	5,600

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Credit Agricole Home Loan SFH SA	0.875%	5/6/34	EUR	15,000	17,784
Credit Agricole Home Loan SFH SA	1.500%	9/28/38	EUR	5,000	6,593
Credit Agricole Public Sector SCF SA	1.875%	6/7/23	EUR	10,200	11,874
Credit Agricole Public Sector SCF SA	0.250%	10/31/26	EUR	2,550	2,834
Credit Agricole Public Sector SCF SA	0.875%	8/2/27	EUR	700	813
Credit Mutuel - CIC Home Loan SFH SA	0.500%	1/21/22	EUR	10,000	11,078
Credit Mutuel - CIC Home Loan SFH SA	0.375%	9/12/22	EUR	4,000	4,437
Credit Mutuel - CIC Home Loan SFH SA	4.125%	1/16/23	EUR	6,100	7,453
Credit Mutuel - CIC Home Loan SFH SA	2.500%	9/11/23	EUR	3,000	3,579
Credit Mutuel - CIC Home Loan SFH SA	4.125%	1/19/24	EUR	6,000	7,617
Credit Mutuel - CIC Home Loan SFH SA	0.250%	4/30/24	EUR	10,000	11,110
Credit Mutuel - CIC Home Loan SFH SA	0.625%	2/10/25	EUR	2,200	2,493
Credit Mutuel - CIC Home Loan SFH SA	0.625%	2/2/26	EUR	5,000	5,695
Credit Mutuel - CIC Home Loan SFH SA	0.875%	4/7/26	EUR	800	925
Credit Mutuel - CIC Home Loan SFH SA	0.750%	9/15/27	EUR	8,600	9,942
Credit Mutuel - CIC Home Loan SFH SA	1.000%	1/30/29	EUR	5,700	6,728
HSBC SFH France SA	0.375%	3/11/22	EUR	5,000	5,534
HSBC SFH France SA	2.000%	10/16/23	EUR	2,500	2,947
La Banque Postale Home Loan SFH SA	0.175%	4/22/22	EUR	5,000	5,516
La Banque Postale Home Loan SFH SA	2.375%	1/15/24	EUR	4,800	5,750
La Banque Postale Home Loan SFH SA	0.625%	6/23/27	EUR	12,500	14,301
La Banque Postale Home Loan SFH SA	0.875%	2/7/28	EUR	9,000	10,518
La Banque Postale Home Loan SFH SA	1.000%	10/4/28	EUR	5,000	5,919
Societe Generale SCF SA	4.250%	2/3/23	EUR	4,600	5,652
Societe Generale SFH SA	4.000%	1/18/22	EUR	2,000	2,348
Societe Generale SFH SA	2.000%	4/29/24	EUR	13,400	15,945
Societe Generale SFH SA	0.750%	1/19/28	EUR	10,000	11,594
					947,838
Corporate Bonds (2.2%)
Accor SA	2.375%	9/17/23	EUR	2,300	2,491
Air Liquide Finance SA	2.125%	10/15/21	EUR	5,300	5,965
Air Liquide Finance SA	0.500%	6/13/22	EUR	1,400	1,542
Air Liquide Finance SA	1.250%	6/3/25	EUR	5,600	6,474
Air Liquide Finance SA	1.000%	3/8/27	EUR	100	116
Air Liquide Finance SA	1.250%	6/13/28	EUR	1,000	1,185
Air Liquide SA	2.375%	9/6/23	EUR	2,300	2,709
Airbus Finance BV	2.375%	4/2/24	EUR	9,300	10,724
Airbus Finance BV	0.875%	5/13/26	EUR	5,800	6,292
Airbus Finance BV	2.125%	10/29/29	EUR	700	831
Airbus Finance BV	1.375%	5/13/31	EUR	19,235	21,372
Alstom SA	0.250%	10/14/26	EUR	10,000	10,391
Altarea SCA	2.250%	7/5/24	EUR	10,000	11,253
APRR SA	1.500%	1/15/24	EUR	600	677
APRR SA	1.875%	1/15/25	EUR	2,400	2,775
APRR SA	1.125%	1/9/26	EUR	10,700	12,028
APRR SA	1.250%	1/6/27	EUR	10,800	12,211
APRR SA	1.250%	1/18/28	EUR	1,200	1,353
APRR SA	1.500%	1/25/30	EUR	600	693
APRR SA	1.875%	1/6/31	EUR	200	237
APRR SA	1.625%	1/13/32	EUR	9,400	10,852
APRR SA	1.500%	1/17/33	EUR	300	344
Arkea Home Loans SFH SA	0.375%	3/4/24	EUR	1,000	1,114
Arkea Home Loans SFH SA	0.750%	10/5/27	EUR	100	115
Arkema SA	1.500%	1/20/25	EUR	400	453

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Arkema SA	1.500%	4/20/27	EUR	17,600	19,961
	Atos SE	1.750%	5/7/25	EUR	8,600	9,873
	Auchan Holding SADIR	0.625%	2/7/22	EUR	100	108
	Auchan Holding SADIR	2.375%	12/12/22	EUR	2,000	2,222
	Auchan Holding SADIR	2.375%	4/25/25	EUR	8,200	9,052
	Autoroutes du Sud de la France SA	5.625%	7/4/22	EUR	100	121
	Autoroutes du Sud de la France SA	2.875%	1/18/23	EUR	3,400	3,965
	Autoroutes du Sud de la France SA	2.950%	1/17/24	EUR	5,200	6,178
	Autoroutes du Sud de la France SA	1.125%	4/20/26	EUR	1,400	1,577
	Autoroutes du Sud de la France SA	1.000%	5/13/26	EUR	10,700	11,948
	Autoroutes du Sud de la France SA	1.250%	1/18/27	EUR	400	454
	Autoroutes du Sud de la France SA	1.375%	2/21/31	EUR	8,000	9,109
	AXA Bank Europe SCF	0.125%	3/14/22	EUR	1,000	1,101
	AXA Bank Europe SCF	0.375%	3/23/23	EUR	6,000	6,673
	AXA Bank Europe SCF	1.375%	4/18/33	EUR	15,600	19,665
	AXA Home Loan SFH SA	0.010%	10/16/29	EUR	10,000	10,873
	AXA SA	1.125%	5/15/28	EUR	700	824
[1]	AXA SA	5.125%	7/4/43	EUR	2,240	2,746
[1]	AXA SA	3.375%	7/6/47	EUR	23,950	29,062
[1]	AXA SA	3.250%	5/28/49	EUR	9,900	11,957
[1]	AXA SA	6.686%	7/29/49	GBP	1,800	2,623
[1]	AXA SA	3.941%	11/29/49	EUR	1,930	2,285
[1]	AXA SA	5.453%	12/31/49	GBP	6,150	8,418
[1]	AXA SA	5.625%	1/16/54	GBP	3,970	6,005
	Banque Federative du Credit Mutuel SA	0.375%	1/13/22	EUR	2,000	2,191
	Banque Federative du Credit Mutuel SA	3.250%	8/23/22	EUR	6,300	7,360
	Banque Federative du Credit Mutuel SA	0.500%	11/16/22	EUR	17,000	18,698
	Banque Federative du Credit Mutuel SA	0.750%	6/15/23	EUR	67,900	75,231
	Banque Federative du Credit Mutuel SA	0.443%	10/12/23	JPY	1,400,000	13,033
	Banque Federative du Credit Mutuel SA	3.000%	11/28/23	EUR	8,200	9,816
	Banque Federative du Credit Mutuel SA	2.250%	12/18/23	GBP	6,500	8,328
	Banque Federative du Credit Mutuel SA	2.625%	3/18/24	EUR	10,000	11,864
	Banque Federative du Credit Mutuel SA	3.000%	5/21/24	EUR	18,824	21,767
	Banque Federative du Credit Mutuel SA	0.250%	10/10/24	JPY	1,800,000	16,798
	Banque Federative du Credit Mutuel SA	0.384%	10/11/24	JPY	200,000	1,847
	Banque Federative du Credit Mutuel SA	1.750%	12/19/24	GBP	5,100	6,404
	Banque Federative du Credit Mutuel SA	1.250%	1/14/25	EUR	44,800	50,899
	Banque Federative du Credit Mutuel SA	0.750%	7/17/25	EUR	5,200	5,776
	Banque Federative du Credit Mutuel SA	3.000%	9/11/25	EUR	5,000	5,864
	Banque Federative du Credit Mutuel SA	1.625%	1/19/26	EUR	500	583
	Banque Federative du Credit Mutuel SA	2.375%	3/24/26	EUR	21,200	24,050
	Banque Federative du Credit Mutuel SA	0.750%	6/8/26	EUR	16,800	18,678
	Banque Federative du Credit Mutuel SA	1.500%	10/7/26	GBP	100	123
	Banque Federative du Credit Mutuel SA	1.875%	11/4/26	EUR	5,600	6,176
	Banque Federative du Credit Mutuel SA	2.625%	3/31/27	EUR	1,100	1,276
	Banque Federative du Credit Mutuel SA	1.625%	11/15/27	EUR	4,800	5,264
	Banque Federative du Credit Mutuel SA	2.500%	5/25/28	EUR	5,000	5,849
[1]	BNP Paribas Cardif SA	4.032%	11/29/49	EUR	1,200	1,379
	BNP Paribas SA	4.125%	1/14/22	EUR	200	232
	BNP Paribas SA	0.500%	6/1/22	EUR	5,000	5,496
	BNP Paribas SA	1.125%	8/16/22	GBP	4,000	5,009
	BNP Paribas SA	2.875%	10/24/22	EUR	5,000	5,813
	BNP Paribas SA	1.125%	1/15/23	EUR	1,100	1,232
	BNP Paribas SA	4.500%	3/21/23	EUR	160	196

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	BNP Paribas SA	2.875%	9/26/23	EUR	5,550	6,602
	BNP Paribas SA	1.125%	10/10/23	EUR	11,800	13,084
	BNP Paribas SA	1.125%	11/22/23	EUR	500	554
	BNP Paribas SA	2.375%	5/20/24	EUR	8,500	10,073
	BNP Paribas SA	1.000%	6/27/24	EUR	5,000	5,522
	BNP Paribas SA	2.375%	2/17/25	EUR	5,000	5,746
	BNP Paribas SA	1.250%	3/19/25	EUR	10,000	11,137
[1]	BNP Paribas SA	0.500%	7/15/25	EUR	4,000	4,294
	BNP Paribas SA	1.500%	11/17/25	EUR	20,500	23,158
	BNP Paribas SA	3.375%	1/23/26	GBP	1,700	2,274
	BNP Paribas SA	1.125%	6/11/26	EUR	37,000	40,808
	BNP Paribas SA	0.125%	9/4/26	EUR	1,800	1,868
	BNP Paribas SA	2.875%	10/1/26	EUR	4,800	5,734
	BNP Paribas SA	2.125%	1/23/27	EUR	20,000	23,226
[1]	BNP Paribas SA	2.625%	10/14/27	EUR	4,100	4,552
	BNP Paribas SA	1.875%	12/14/27	GBP	6,000	7,267
	Bouygues SA	4.500%	2/9/22	EUR	18,500	21,749
	Bouygues SA	3.625%	1/16/23	EUR	2,500	2,979
	Bouygues SA	5.500%	10/6/26	GBP	6,100	9,486
	Bouygues SA	1.375%	6/7/27	EUR	3,700	4,281
	BPCE SA	0.640%	1/27/22	JPY	1,700,000	15,970
	BPCE SA	1.125%	1/18/23	EUR	3,800	4,191
	BPCE SA	4.250%	2/6/23	EUR	100	121
	BPCE SA	0.375%	10/5/23	EUR	14,100	15,435
	BPCE SA	2.875%	1/16/24	EUR	13,500	15,998
	BPCE SA	0.875%	1/31/24	EUR	14,200	15,533
	BPCE SA	1.000%	7/15/24	EUR	8,500	9,527
	BPCE SA	3.000%	7/19/24	EUR	8,600	10,419
	BPCE SA	0.625%	9/26/24	EUR	24,500	26,437
	BPCE SA	1.000%	4/1/25	EUR	15,000	16,398
	BPCE SA	0.250%	1/15/26	EUR	700	753
[1]	BPCE SA	2.750%	7/8/26	EUR	4,000	4,418
	BPCE SA	1.375%	12/23/26	GBP	2,600	3,170
[1]	BPCE SA	2.750%	11/30/27	EUR	5,100	5,710
	BPCE SA	4.500%	4/26/28	AUD	1,300	895
	BPCE SA	1.000%	10/5/28	EUR	10,000	11,300
	BPCE SA	5.250%	4/16/29	GBP	3,000	4,493
	BPCE SA	0.625%	1/15/30	EUR	14,000	15,173
	BPCE SFH SA	0.375%	2/10/23	EUR	5,100	5,669
	BPCE SFH SA	0.375%	2/21/24	EUR	12,700	14,180
	BPCE SFH SA	0.750%	9/2/25	EUR	10,000	11,426
	BPCE SFH SA	0.625%	9/22/27	EUR	5,000	5,739
	BPCE SFH SA	0.875%	4/13/28	EUR	12,100	14,158
	BPCE SFH SA	1.000%	6/8/29	EUR	4,600	5,459
	Caisse Francaise de Financement Local	0.500%	4/13/22	EUR	5,000	5,553
	Caisse Francaise de Financement Local	0.500%	1/19/26	EUR	1,500	1,697
	Caisse Francaise de Financement Local	0.625%	4/13/26	EUR	6,000	6,842
	Caisse Francaise de Financement Local	0.750%	1/11/27	EUR	4,000	4,612
	Caisse Francaise de Financement Local	1.500%	1/13/31	EUR	10,000	12,533
	Caisse Francaise de Financement Local	1.250%	5/11/32	EUR	19,000	23,331
	Caisse Francaise de Financement Local	1.450%	1/16/34	EUR	5,000	6,356
	Caisse Nationale de Reassurance Mutuelle Agricole Groupama	6.000%	1/23/27	EUR	5,100	6,668

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Caisse Nationale de Reassurance Mutuelle Agricole Groupama	3.375%	9/24/28	EUR	7,500	8,290
	Capgemini SE	0.500%	11/9/21	EUR	200	218
	Capgemini SE	2.500%	7/1/23	EUR	6,000	6,884
	Capgemini SE	1.000%	10/18/24	EUR	300	329
	Capgemini SE	1.750%	4/18/28	EUR	9,300	10,655
	Carmila SA	2.375%	9/16/24	EUR	4,100	4,441
	Carmila SA	2.125%	3/7/28	EUR	1,500	1,577
	Carrefour SA	0.875%	6/12/23	EUR	200	221
	Carrefour SA	0.750%	4/26/24	EUR	9,100	9,990
	Carrefour SA	1.250%	6/3/25	EUR	16,103	18,132
	Carrefour SA	1.750%	5/4/26	EUR	1,000	1,151
	Cie de Financement Foncier SA	0.375%	12/11/24	EUR	1,500	1,678
	Cie de Financement Foncier SA	0.750%	5/29/26	EUR	2,100	2,408
	Cie de Financement Foncier SA	0.375%	4/9/27	EUR	5,000	5,615
	Cie de Financement Foncier SA	0.010%	11/10/27	EUR	10,000	10,923
	Cie de Financement Foncier SA	0.750%	1/11/28	EUR	11,000	12,717
	Cie de Financement Foncier SA	0.875%	9/11/28	EUR	18,600	21,769
	Cie de Saint-Gobain	1.000%	3/17/25	EUR	900	979
	Cie de Saint-Gobain	1.875%	9/21/28	EUR	100	112
	Cie de Saint-Gobain	1.875%	3/15/31	EUR	11,500	12,612
	Cie Financiere et Industrielle des Autoroutes SA	0.375%	2/7/25	EUR	7,700	8,376
	Cie Generale des Etablissements Michelin SCA	2.500%	9/3/38	EUR	5,100	6,607
[1]	CNP Assurances	4.500%	6/10/47	EUR	7,600	9,570
	Compagnie De St. Gobain SA	3.625%	3/28/22	EUR	4,900	5,645
	Compagnie Financiere et Industrielle des Autoroutes SA	5.000%	5/24/21	EUR	17,400	19,891
	Covivio	1.875%	5/20/26	EUR	300	331
[1]	Credit Agricole Assurances SA	4.750%	9/27/48	EUR	2,600	3,307
[1]	Credit Agricole Assurances SA	4.250%	12/31/49	EUR	2,600	3,057
	Credit Agricole Public Sector SCF SA	0.500%	10/10/25	EUR	21,600	24,434
	Credit Agricole Public Sector SCF SA	0.010%	9/13/28	EUR	10,000	10,852
	Credit Agricole Public Sector SCF SA	0.625%	3/29/29	EUR	14,000	16,013
	Credit Agricole SA	0.875%	1/19/22	EUR	12,300	13,608
	Credit Agricole SA	0.443%	6/9/22	JPY	500,000	4,650
	Credit Agricole SA	0.750%	12/1/22	EUR	5,000	5,541
	Credit Agricole SA	3.125%	7/17/23	EUR	700	836
	Credit Agricole SA	7.375%	12/18/23	GBP	800	1,173
	Credit Agricole SA	2.375%	5/20/24	EUR	14,000	16,590
	Credit Agricole SA	1.000%	9/16/24	EUR	2,000	2,252
	Credit Agricole SA	3.125%	2/5/26	EUR	4,100	5,174
	Credit Agricole SA	1.875%	12/20/26	EUR	10,100	11,669
	Credit Agricole SA	2.625%	3/17/27	EUR	20,100	23,939
	Credit Agricole SA	1.375%	5/3/27	EUR	1,200	1,398
	Credit Agricole SA	1.750%	3/5/29	EUR	8,000	9,210
	Credit Agricole SA	2.000%	3/25/29	EUR	4,600	5,267
	Credit Agricole SA	1.000%	7/3/29	EUR	27,000	30,519
	Credit Mutuel - CIC Home Loan SFH SA	1.750%	6/19/24	EUR	10,000	11,801
	Credit Mutuel Arkea SA	1.000%	1/26/23	EUR	8,500	9,434
	Credit Mutuel Arkea SA	1.250%	5/31/24	EUR	21,600	23,750
	Credit Mutuel Arkea SA	1.375%	1/17/25	EUR	100	113
	Credit Mutuel Arkea SA	0.375%	10/3/28	EUR	10,200	10,771

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Credit Mutuel Arkea SA	3.500%	2/9/29	EUR	19,700	24,205
	Credit Mutuel Arkea SA	1.125%	5/23/29	EUR	2,300	2,557
[1]	Credit Mutuel Arkea SA	1.875%	10/25/29	EUR	100	107
	Danone SA	2.250%	11/15/21	EUR	2,000	2,248
	Danone SA	0.424%	11/3/22	EUR	6,300	6,946
	Danone SA	2.600%	6/28/23	EUR	5,700	6,742
	Danone SA	1.250%	5/30/24	EUR	200	229
	Danone SA	0.709%	11/3/24	EUR	7,400	8,350
	Danone SA	1.125%	1/14/25	EUR	10,000	11,495
	Danone SA	0.571%	3/17/27	EUR	10,000	11,309
	Dassault Systemes SE	0.125%	9/16/26	EUR	5,000	5,346
	Dassault Systemes SE	0.375%	9/16/29	EUR	10,000	10,613
	Edenred	1.375%	3/10/25	EUR	100	111
	Engie Alliance GIE	5.750%	6/24/23	EUR	5,988	7,696
	Engie SA	0.500%	3/13/22	EUR	15,200	16,707
	Engie SA	2.625%	7/20/22	EUR	800	921
	Engie SA	3.000%	2/1/23	EUR	4,000	4,699
	Engie SA	0.875%	3/27/24	EUR	2,100	2,351
	Engie SA	0.875%	9/19/25	EUR	13,500	15,173
	Engie SA	2.375%	5/19/26	EUR	200	244
	Engie SA	1.500%	3/27/28	EUR	7,500	8,829
	Engie SA	1.375%	6/22/28	EUR	1,700	1,969
	Engie SA	7.000%	10/30/28	GBP	8,450	15,405
	Engie SA	1.375%	2/28/29	EUR	4,300	5,001
	Engie SA	2.000%	9/28/37	EUR	5,100	6,300
	Engie SA	1.375%	6/21/39	EUR	11,000	12,525
	Engie SA	1.250%	10/24/41	EUR	26,000	28,920
[1]	Engie SA	3.875%	6/2/49	EUR	3,700	4,296
[1]	Engie SA	1.375%	12/31/49	EUR	5,100	5,464
	Engie SA	5.000%	10/1/60	GBP	5,050	12,430
	Engie SA	5.950%	3/16/11	EUR	3,172	7,188
	EssilorLuxottica SA	0.000%	5/27/23	EUR	200	217
	EssilorLuxottica SA	0.125%	5/27/25	EUR	10,000	10,875
	Eutelsat SA	2.000%	10/2/25	EUR	9,500	10,159
	Eutelsat SA	2.250%	7/13/27	EUR	1,000	1,037
	Gecina SA	1.500%	1/20/25	EUR	9,200	10,263
	Gecina SA	1.375%	6/30/27	EUR	100	111
	Gecina SA	1.375%	1/26/28	EUR	1,100	1,215
	Gecina SA	1.000%	1/30/29	EUR	2,300	2,438
	Gecina SA	1.625%	5/29/34	EUR	600	637
	GELF Bond Issuer I SA	1.125%	7/18/29	EUR	4,200	4,287
	Holding d’Infrastructures de Transport SAS	4.875%	10/27/21	EUR	1,700	1,958
	Holding d’Infrastructures de Transport SAS	2.250%	3/24/25	EUR	4,300	4,699
	Holding d’Infrastructures de Transport SAS	1.625%	11/27/27	EUR	2,400	2,483
	HSBC France SA	0.200%	9/4/21	EUR	19,000	20,757
	HSBC France SA	0.250%	5/17/24	EUR	3,000	3,264
	HSBC France SA	0.100%	9/3/27	EUR	100	105
	ICADE	1.875%	9/14/22	EUR	100	112
	ICADE	1.125%	11/17/25	EUR	10,700	11,363
	Imerys SA	0.875%	3/31/22	EUR	600	633
	Imerys SA	2.000%	12/10/24	EUR	600	615
	Imerys SA	1.500%	1/15/27	EUR	1,100	1,048
	Indigo Group SAS	1.625%	4/19/28	EUR	500	540
	JCDecaux SA	1.000%	6/1/23	EUR	10,000	10,728

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Kering SA	1.250%	5/10/26	EUR	9,300	10,517
	Klepierre SA	1.000%	4/17/23	EUR	2,100	2,266
	Klepierre SA	1.875%	2/19/26	EUR	7,600	8,394
	Klepierre SA	1.375%	2/16/27	EUR	1,200	1,271
	Klepierre SA	0.625%	7/1/30	EUR	6,000	5,664
	Klepierre SA	1.250%	9/29/31	EUR	200	198
[1]	La Mondiale SAM	5.050%	12/31/49	EUR	1,800	2,121
	Legrand SA	3.375%	4/19/22	EUR	300	347
	Legrand SA	0.750%	7/6/24	EUR	200	223
	Legrand SA	1.000%	3/6/26	EUR	100	113
	Legrand SA	1.875%	12/16/27	EUR	100	119
	Legrand SA	1.875%	7/6/32	EUR	1,300	1,586
	Luxottica Group SPA	2.625%	2/10/24	EUR	9,200	10,979
	LVMH Moet Hennessy Louis Vuitton SE	1.000%	9/24/21	EUR	2,000	2,209
	LVMH Moet Hennessy Louis Vuitton SE	0.375%	5/26/22	EUR	750	824
	LVMH Moet Hennessy Louis Vuitton SE	1.000%	6/14/22	GBP	9,000	11,278
	LVMH Moet Hennessy Louis Vuitton SE	0.750%	5/26/24	EUR	10,077	11,257
	LVMH Moet Hennessy Louis Vuitton SE	0.125%	2/11/28	EUR	10,000	10,776
	Mercialys SA	1.787%	3/31/23	EUR	5,100	5,345
	Michelin Luxembourg SCS	1.125%	5/28/22	EUR	200	220
	Michelin Luxembourg SCS	1.750%	5/28/27	EUR	100	115
	MMS USA Financing Inc.	0.625%	6/13/25	EUR	14,700	15,360
	MMS USA Investments Inc.	1.250%	6/13/28	EUR	200	206
	MMS USA Investments Inc.	1.750%	6/13/31	EUR	15,000	15,505
	Orange SA	0.500%	1/15/22	EUR	500	550
	Orange SA	3.375%	9/16/22	EUR	1,800	2,114
	Orange SA	2.500%	3/1/23	EUR	200	233
	Orange SA	0.750%	9/11/23	EUR	1,800	2,003
	Orange SA	3.125%	1/9/24	EUR	300	363
	Orange SA	1.125%	7/15/24	EUR	9,500	10,746
	Orange SA	1.000%	5/12/25	EUR	10,100	11,431
	Orange SA	1.000%	9/12/25	EUR	13,600	15,420
	Orange SA	5.250%	12/5/25	GBP	3,900	5,900
	Orange SA	0.000%	9/4/26	EUR	7,000	7,500
	Orange SA	0.875%	2/3/27	EUR	1,500	1,699
	Orange SA	1.375%	3/20/28	EUR	36,200	42,532
	Orange SA	8.125%	11/20/28	GBP	6,500	12,357
	Orange SA	2.000%	1/15/29	EUR	200	247
	Orange SA	1.375%	1/16/30	EUR	2,400	2,829
	Orange SA	1.875%	9/12/30	EUR	17,500	21,611
	Orange SA	3.250%	1/15/32	GBP	10,200	14,588
	Orange SA	0.500%	9/4/32	EUR	19,300	20,587
	Orange SA	8.125%	1/28/33	EUR	600	1,191
	Orange SA	5.625%	1/23/34	GBP	400	722
	Orange SA	1.375%	9/4/49	EUR	10,400	11,660
[1]	Orange SA	4.000%	12/31/49	EUR	18,600	21,027
[1]	Orange SA	5.250%	12/31/49	EUR	12,050	14,696
[1]	Orange SA	5.750%	12/31/49	GBP	7,000	9,329
[1]	Orange SA	5.875%	12/31/49	GBP	7,600	10,051
	Orange SA	5.000%	10/1/66	EUR	7,500	9,405
	Pernod Ricard SA	1.500%	5/18/26	EUR	3,000	3,438
	Pernod Ricard SA	0.875%	10/24/31	EUR	13,000	13,749
	Peugeot SA	2.000%	3/20/25	EUR	3,700	3,996
	PSA Tresorerie GIE	6.000%	9/19/33	EUR	3,950	5,268

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Publicis Groupe SA	1.125%	12/16/21	EUR	10,000	11,034
	Publicis Groupe SA	0.500%	11/3/23	EUR	400	433
	Publicis Groupe SA	1.625%	12/16/24	EUR	900	1,018
	RCI Banque SA	0.250%	7/12/21	EUR	900	962
	RCI Banque SA	0.625%	11/10/21	EUR	1,967	2,102
	RCI Banque SA	0.750%	1/12/22	EUR	900	960
	RCI Banque SA	0.750%	9/26/22	EUR	10,300	10,861
	RCI Banque SA	1.875%	11/8/22	GBP	1,800	2,214
	RCI Banque SA	1.000%	5/17/23	EUR	6,400	6,784
	RCI Banque SA	1.375%	3/8/24	EUR	11,000	11,768
	RCI Banque SA	1.625%	4/11/25	EUR	9,400	10,011
	RCI Banque SA	1.750%	4/10/26	EUR	2,275	2,423
	RCI Banque SA	1.625%	5/26/26	EUR	1,300	1,356
	Sanef SA	0.950%	10/19/28	EUR	1,800	1,815
	Sanofi	0.875%	9/22/21	EUR	700	773
	Sanofi	0.000%	9/13/22	EUR	6,000	6,576
	Sanofi	0.500%	3/21/23	EUR	14,500	16,130
	Sanofi	2.500%	11/14/23	EUR	5,000	5,933
	Sanofi	1.750%	9/10/26	EUR	7,000	8,481
	Sanofi	0.500%	1/13/27	EUR	500	564
	Sanofi	1.125%	4/5/28	EUR	10,400	12,279
	Sanofi	0.875%	3/21/29	EUR	10,000	11,655
	Sanofi	1.875%	3/21/38	EUR	7,200	9,355
	Schneider Electric SE	2.500%	9/6/21	EUR	1,100	1,239
	Schneider Electric SE	1.500%	9/8/23	EUR	400	454
	Schneider Electric SE	0.250%	9/9/24	EUR	1,000	1,091
	Schneider Electric SE	0.875%	3/11/25	EUR	3,200	3,593
	Schneider Electric SE	1.500%	1/15/28	EUR	11,000	12,895
[1]	SCOR SE	3.625%	5/27/48	EUR	2,500	3,080
	Societe Generale SA	0.250%	1/18/22	EUR	19,000	20,771
	Societe Generale SA	1.000%	4/1/22	EUR	10,000	10,973
	Societe Generale SA	0.448%	5/26/22	JPY	900,000	8,359
	Societe Generale SA	0.000%	5/27/22	EUR	2,000	2,171
	Societe Generale SA	4.250%	7/13/22	EUR	2,500	2,957
	Societe Generale SA	0.750%	5/26/23	EUR	5,000	5,535
	Societe Generale SA	4.000%	6/7/23	EUR	4,400	5,188
	Societe Generale SA	1.250%	2/15/24	EUR	30,000	33,091
	Societe Generale SA	2.625%	2/27/25	EUR	100	116
	Societe Generale SA	0.875%	7/1/26	EUR	11,000	11,779
	Societe Generale SA	0.847%	5/26/27	JPY	2,000,000	18,519
	Societe Generale SA	2.125%	9/27/28	EUR	11,000	12,709
	Societe Generale SFH SA	0.500%	1/20/23	EUR	1,700	1,897
	Societe Generale SFH SA	0.250%	9/11/23	EUR	1,100	1,223
	Societe Generale SFH SA	0.500%	1/30/25	EUR	9,000	10,163
	Societe Generale SFH SA	0.500%	1/28/26	EUR	11,200	12,690
	Sodexo SA	2.500%	6/24/26	EUR	600	727
	Sodexo SA	1.750%	6/26/28	GBP	7,000	8,812
[1]	Sogecap SA	4.125%	12/31/49	EUR	100	115
	Suez	4.078%	5/17/21	EUR	2,100	2,387
	Suez	4.125%	6/24/22	EUR	400	475
	Suez	2.750%	10/9/23	EUR	3,000	3,561
	Suez	5.500%	7/22/24	EUR	4,750	6,320
	Suez	1.000%	4/3/25	EUR	10,200	11,496

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Suez	1.750%	9/10/25	EUR	500	585
	Suez	1.500%	4/3/29	EUR	9,700	11,395
	Suez	1.625%	9/17/30	EUR	600	715
	Suez	5.375%	12/2/30	GBP	1,100	1,865
	Suez	0.500%	10/14/31	EUR	14,000	14,872
	TDF Infrastructure SAS	2.875%	10/19/22	EUR	21,200	23,852
	TDF Infrastructure SAS	2.500%	4/7/26	EUR	800	881
	Terega SA	2.200%	8/5/25	EUR	100	114
	Total Capital Canada Ltd.	1.125%	3/18/22	EUR	13,000	14,424
	Total Capital Canada Ltd.	2.125%	9/18/29	EUR	10,400	12,681
	Total Capital International SA	2.125%	11/19/21	EUR	3,900	4,382
	Total Capital International SA	4.250%	11/26/21	AUD	3,898	2,644
	Total Capital International SA	2.250%	6/9/22	GBP	2,782	3,548
	Total Capital International SA	2.125%	3/15/23	EUR	4,000	4,600
	Total Capital International SA	0.625%	10/4/24	EUR	11,800	13,020
	Total Capital International SA	1.375%	3/19/25	EUR	13,600	15,554
	Total Capital International SA	1.750%	7/7/25	GBP	9,263	11,669
	Total Capital International SA	2.875%	11/19/25	EUR	7,900	9,769
	Total Capital International SA	2.500%	3/25/26	EUR	4,400	5,374
	Total Capital International SA	0.696%	5/31/28	EUR	22,400	24,621
	Total Capital International SA	1.491%	9/4/30	EUR	1,000	1,168
[1]	Total SA	2.625%	12/29/49	EUR	18,750	20,320
[1]	Total SA	1.750%	12/31/49	EUR	8,100	8,518
[1]	Total SA	2.708%	12/31/49	EUR	13,600	14,871
[1]	Total SA	3.369%	12/31/49	EUR	7,200	8,195
[1]	Total SA	3.875%	12/31/49	EUR	8,500	9,496
	Transport et Infrastructures Gaz France SA	4.339%	7/7/21	EUR	2,000	2,278
	UMG Groupe VYV	1.625%	7/2/29	EUR	4,000	4,199
	Unibail-Rodamco SE	2.500%	2/26/24	EUR	1,890	2,138
	Unibail-Rodamco SE	1.000%	3/14/25	EUR	10,000	10,603
	Unibail-Rodamco SE	1.125%	9/15/25	EUR	11,400	12,050
	Unibail-Rodamco SE	1.375%	3/9/26	EUR	584	625
	Unibail-Rodamco SE	2.500%	6/4/26	EUR	500	563
	Unibail-Rodamco SE	1.000%	2/27/27	EUR	3,500	3,594
	Unibail-Rodamco SE	1.500%	5/29/29	EUR	300	309
	Unibail-Rodamco SE	1.375%	4/15/30	EUR	7,500	7,561
	Unibail-Rodamco SE	1.875%	1/15/31	EUR	15,000	15,663
	Unibail-Rodamco SE	2.000%	4/28/36	EUR	1,300	1,306
	Unibail-Rodamco SE	2.250%	5/14/38	EUR	1,000	1,017
[1]	Unibail-Rodamco SE	2.125%	12/31/49	EUR	5,000	4,591
[1]	Unibail-Rodamco SE	2.875%	12/31/49	EUR	3,000	2,716
	Unibail-Rodamco-Westfield SE	1.750%	7/1/49	EUR	7,300	6,506
	Veolia Environnement SA	0.672%	3/30/22	EUR	400	440
	Veolia Environnement SA	5.125%	5/24/22	EUR	100	120
	Veolia Environnement SA	0.892%	1/14/24	EUR	12,800	14,275
	Veolia Environnement SA	4.625%	3/30/27	EUR	9,200	12,791
	Veolia Environnement SA	1.590%	1/10/28	EUR	6,100	7,166
	Veolia Environnement SA	0.927%	1/4/29	EUR	5,000	5,585
	Veolia Environnement SA	6.125%	11/25/33	EUR	4,380	7,756
	Veolia Environnement SA	6.125%	10/29/37	GBP	3,050	6,236
	Vinci SA	1.000%	9/26/25	EUR	5,000	5,600
	Vinci SA	2.250%	3/15/27	GBP	1,000	1,317
	Vinci SA	1.625%	1/18/29	EUR	3,500	4,069

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Vinci SA	1.750%	9/26/30	EUR	6,800	8,042
	Vinci SA	2.750%	9/15/34	GBP	1,000	1,397
	Vivendi SA	0.750%	5/26/21	EUR	5,000	5,486
	Vivendi SA	1.875%	5/26/26	EUR	400	461
	Vivendi SA	1.125%	12/11/28	EUR	10,000	10,859
						3,065,646
Sovereign Bonds (8.8%)
	Aeroports de Paris	1.500%	7/24/23	EUR	5,000	5,586
	Aeroports de Paris	3.125%	6/11/24	EUR	2,000	2,378
	Aeroports de Paris	1.500%	4/7/25	EUR	4,000	4,488
	Aeroports de Paris	2.750%	6/5/28	EUR	1,000	1,216
	Aeroports de Paris	1.125%	6/18/34	EUR	3,000	3,178
	Aeroports de Paris	2.125%	10/11/38	EUR	7,400	8,657
	Agence Francaise de Developpement	0.125%	4/30/22	EUR	28,000	30,962
	Agence Francaise de Developpement	0.125%	11/15/23	EUR	8,000	8,897
	Agence Francaise de Developpement	0.375%	4/30/24	EUR	34,000	38,182
	Agence Francaise de Developpement	1.375%	9/17/24	EUR	20,500	24,014
	Agence Francaise de Developpement	2.250%	5/27/25	EUR	10,000	12,286
	Agence Francaise de Developpement	0.500%	10/31/25	EUR	10,000	11,297
	Agence Francaise de Developpement	0.250%	7/21/26	EUR	12,100	13,503
	Agence Francaise de Developpement	3.750%	2/15/27	EUR	3,600	4,950
	Agence Francaise de Developpement	1.000%	1/31/28	EUR	5,000	5,859
	Agence Francaise de Developpement	0.250%	6/29/29	EUR	7,900	8,703
	Agence Francaise de Developpement	1.375%	7/5/32	EUR	15,000	18,376
	Agence France Locale	0.500%	6/20/24	EUR	9,500	10,700
	Agence France Locale	0.125%	6/20/26	EUR	17,000	18,786
	Agence France Locale	1.125%	6/20/28	EUR	7,000	8,305
	Bpifrance Financement SA	0.100%	2/19/21	EUR	4,900	5,382
	Bpifrance Financement SA	0.750%	10/25/21	EUR	47,600	52,940
	Bpifrance Financement SA	0.250%	2/14/23	EUR	20,000	22,273
	Bpifrance Financement SA	0.125%	11/25/23	EUR	2,600	2,892
	Bpifrance Financement SA	2.500%	5/25/24	EUR	10,000	12,174
	Bpifrance Financement SA	0.750%	11/25/24	EUR	16,100	18,405
	Bpifrance Financement SA	0.500%	5/25/25	EUR	5,500	6,229
	Bpifrance Financement SA	2.750%	10/25/25	EUR	28,000	35,491
	Bpifrance Financement SA	1.875%	5/25/30	EUR	10,000	12,809
	Caisse d’Amortissement de la Dette Sociale	0.050%	11/25/20	EUR	56,400	61,910
	Caisse d’Amortissement de la Dette Sociale	4.375%	10/25/21	EUR	8,000	9,387
	Caisse d’Amortissement de la Dette Sociale	2.500%	10/25/22	EUR	3,000	3,526
	Caisse d’Amortissement de la Dette Sociale	0.125%	11/25/22	EUR	110,000	122,141
	Caisse d’Amortissement de la Dette Sociale	4.125%	4/25/23	EUR	5,000	6,218
	Caisse d’Amortissement de la Dette Sociale	0.500%	5/25/23	EUR	89,000	100,183
	Caisse d’Amortissement de la Dette Sociale	2.375%	1/25/24	EUR	43,500	52,527
	Caisse d’Amortissement de la Dette Sociale	1.375%	11/25/24	EUR	70,000	82,654
	Caisse d’Amortissement de la Dette Sociale	4.000%	12/15/25	EUR	10,000	13,557
	Coentreprise de Transport d’Electricite SA	2.125%	7/29/32	EUR	16,400	20,038
[4]	Dexia Credit Local SA	2.000%	1/22/21	EUR	8,000	8,910
	Dexia Credit Local SA	1.125%	6/15/22	GBP	2,300	2,925
	Dexia Credit Local SA	0.500%	1/17/25	EUR	5,000	5,621
[4]	Dexia Credit Local SA	2.125%	2/12/25	GBP	3,000	3,993
	Dexia Credit Local SA	0.625%	1/17/26	EUR	4,500	5,123
	Electricite de France SA	3.875%	1/18/22	EUR	3,100	3,602
	Electricite de France SA	2.750%	3/10/23	EUR	20,300	23,742
	Electricite de France SA	4.625%	9/11/24	EUR	10,000	12,941

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Electricite de France SA	4.000%	11/12/25	EUR	2,150	2,807
	Electricite de France SA	1.000%	10/13/26	EUR	16,300	18,374
	Electricite de France SA	4.125%	3/25/27	EUR	9,200	12,334
	Electricite de France SA	4.625%	4/26/30	EUR	200	294
	Electricite de France SA	5.875%	7/18/31	GBP	2,100	3,656
	Electricite de France SA	5.625%	2/21/33	EUR	8,805	14,314
	Electricite de France SA	6.125%	6/2/34	GBP	17,000	31,170
	Electricite de France SA	1.875%	10/13/36	EUR	4,700	5,357
	Electricite de France SA	4.500%	11/12/40	EUR	3,900	6,137
	Electricite de France SA	5.500%	10/17/41	GBP	12,000	22,473
[1]	Electricite de France SA	5.000%	1/22/49	EUR	6,000	6,769
[1]	Electricite de France SA	4.125%	1/29/49	EUR	6,000	6,615
[1]	Electricite de France SA	5.375%	1/29/49	EUR	3,400	3,865
[1]	Electricite de France SA	5.875%	7/22/49	GBP	2,500	3,171
	Electricite de France SA	2.000%	12/9/49	EUR	16,500	18,460
[1]	Electricite de France SA	6.000%	12/29/49	GBP	3,800	4,917
	Electricite de France SA	6.000%	1/23/14	GBP	7,400	15,146
	French Republic	0.000%	5/25/21	EUR	369,250	406,797
	French Republic	3.250%	10/25/21	EUR	90,450	104,747
	French Republic	0.000%	2/25/22	EUR	598,000	662,805
	French Republic	3.000%	4/25/22	EUR	110,420	129,710
	French Republic	8.250%	4/25/22	EUR	14,000	18,025
	French Republic	0.000%	5/25/22	EUR	161,500	179,296
	French Republic	2.250%	10/25/22	EUR	211,840	248,864
	French Republic	8.500%	4/25/23	EUR	400	558
	French Republic	1.750%	5/25/23	EUR	613,408	721,329
	French Republic	4.250%	10/25/23	EUR	110,770	142,083
	French Republic	0.000%	3/25/24	EUR	500,000	559,634
	French Republic	1.750%	11/25/24	EUR	153,840	186,156
	French Republic	0.000%	3/25/25	EUR	245,000	274,762
	French Republic	0.500%	5/25/25	EUR	142,940	164,462
	French Republic	1.000%	11/25/25	EUR	185,000	218,836
	French Republic	3.500%	4/25/26	EUR	112,000	151,474
	French Republic	0.500%	5/25/26	EUR	348,000	401,809
	French Republic	0.250%	11/25/26	EUR	200,000	227,594
	French Republic	1.000%	5/25/27	EUR	334,207	400,094
[8]	French Republic	0.750%	5/25/28	EUR	468,000	554,043
	French Republic	0.750%	11/25/28	EUR	290,088	344,044
	French Republic	5.500%	4/25/29	EUR	66,700	110,718
	French Republic	0.500%	5/25/29	EUR	275,000	319,538
	French Republic	0.000%	11/25/29	EUR	344,000	381,083
	French Republic	2.500%	5/25/30	EUR	71,650	99,179
	French Republic	1.500%	5/25/31	EUR	241,333	309,425
	French Republic	5.750%	10/25/32	EUR	109,810	206,112
	French Republic	1.250%	5/25/34	EUR	475,016	599,559
	French Republic	4.750%	4/25/35	EUR	61,979	114,023
[2]	French Republic	1.250%	5/25/36	EUR	158,200	200,750
	French Republic	4.000%	10/25/38	EUR	157,820	287,713
[2]	French Republic	1.750%	6/25/39	EUR	75,050	103,867
	French Republic	4.500%	4/25/41	EUR	257,015	515,620
	French Republic	3.250%	5/25/45	EUR	178,685	323,721
[2]	French Republic	2.000%	5/25/48	EUR	46,710	70,538
[2]	French Republic	1.500%	5/25/50	EUR	259,531	357,015
[2]	French Republic	0.750%	5/25/52	EUR	45,643	52,189

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	French Republic	4.000%	4/25/55	EUR	73,690	166,865
	French Republic	4.000%	4/25/60	EUR	47,250	112,997
[2]	French Republic	1.750%	5/25/66	EUR	86,102	135,030
	La Banque Postale SA	1.000%	10/16/24	EUR	5,000	5,500
[1]	La Banque Postale SA	2.750%	4/23/26	EUR	2,000	2,190
[1]	La Banque Postale SA	2.750%	11/19/27	EUR	4,000	4,428
	La Banque Postale SA	3.000%	6/9/28	EUR	2,000	2,362
	La Banque Postale SA	2.000%	7/13/28	EUR	9,500	11,103
	La Banque Postale SA	1.375%	4/24/29	EUR	10,000	11,091
	La Poste SA	2.750%	11/26/24	EUR	4,200	5,084
	La Poste SA	1.125%	6/4/25	EUR	10,000	11,377
	La Poste SA	0.375%	9/17/27	EUR	19,800	21,366
	La Poste SA	1.450%	11/30/28	EUR	2,100	2,439
	La Poste SA	1.000%	9/17/34	EUR	5,000	5,382
	Regie Autonome des Transports Parisiens	0.875%	5/25/27	EUR	3,000	3,469
	Region of Ile de France	2.250%	6/10/23	EUR	900	1,063
	Region of Ile de France	3.625%	3/27/24	EUR	13,300	16,785
	Region of Ile de France	0.500%	6/14/25	EUR	15,000	17,004
	Region of Ile de France	0.625%	4/23/27	EUR	5,000	5,698
	Region of Ile de France	1.375%	3/14/29	EUR	100	122
	Region of Ile de France	1.375%	6/20/33	EUR	6,000	7,403
	RTE Reseau de Transport d’Electricite SADIR	0.000%	9/9/27	EUR	5,000	5,299
	RTE Reseau de Transport d’Electricite SADIR	2.750%	6/20/29	EUR	2,400	3,153
	RTE Reseau de Transport d’Electricite SADIR	1.500%	9/27/30	EUR	5,000	5,977
	RTE Reseau de Transport d’Electricite SADIR	2.000%	4/18/36	EUR	500	638
	RTE Reseau de Transport d’Electricite SADIR	1.875%	10/23/37	EUR	5,000	6,294
	RTE Reseau de Transport d’Electricite SADIR	2.125%	9/27/38	EUR	15,000	19,820
	SA de Gestion de Stocks de Securite	0.625%	5/25/23	EUR	12,000	13,505
	SNCF Mobilites	5.375%	3/18/27	GBP	8,069	13,000
	SNCF Mobilites	1.500%	2/2/29	EUR	14,000	16,847
	SNCF Reseau	6.000%	10/12/20	EUR	9,000	10,134
	SNCF Reseau	0.100%	5/27/21	EUR	31,000	34,070
	SNCF Reseau	5.500%	12/1/21	GBP	7,000	9,487
	SNCF Reseau	4.375%	6/2/22	EUR	15,000	18,035
[9]	SNCF Reseau	2.625%	12/29/25	EUR	4,800	6,068
	SNCF Reseau	4.250%	10/7/26	EUR	1,500	2,097
	SNCF Reseau	3.125%	10/25/28	EUR	7,000	9,629
	SNCF Reseau	5.250%	12/7/28	GBP	17,000	28,808
	SNCF Reseau	0.875%	1/22/29	EUR	6,000	6,965
	SNCF Reseau	1.125%	5/25/30	EUR	28,100	33,442
	SNCF Reseau	1.000%	11/9/31	EUR	15,000	17,741
	SNCF Reseau	5.000%	10/10/33	EUR	15,400	26,740
	SNCF Reseau	5.250%	1/31/35	GBP	1,400	2,678
	SNCF Reseau	0.750%	5/25/36	EUR	36,100	40,763
	SNCF Reseau	1.500%	5/29/37	EUR	18,000	22,631
	SNCF Reseau	2.250%	12/20/47	EUR	12,500	17,988
	SNCF Reseau	2.000%	2/5/48	EUR	5,000	6,815
	SNCF Reseau	5.000%	3/11/52	GBP	5,025	11,979

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	SNCF Reseau	4.830%	3/25/60	GBP	1,400	3,593
	Societe Du Grand Paris EPIC	1.125%	10/22/28	EUR	1,200	1,437
	Societe Du Grand Paris EPIC	1.125%	5/25/34	EUR	23,000	27,530
	Societe Du Grand Paris EPIC	1.700%	5/25/50	EUR	5,000	6,592
	Societe Du Grand Paris EPIC	1.000%	2/18/70	EUR	10,000	10,926
	Societe Nationale SNCF SA	4.875%	6/12/23	EUR	5,700	7,241
	Societe Nationale SNCF SA	4.125%	2/19/25	EUR	700	919
[9]	UNEDIC ASSEO	0.000%	11/25/20	EUR	9,000	9,876
[9]	UNEDIC ASSEO	0.300%	11/4/21	EUR	5,000	5,527
	UNEDIC ASSEO	0.125%	5/25/22	EUR	10,000	11,053
[9]	UNEDIC ASSEO	0.875%	10/25/22	EUR	22,200	25,037
[9]	UNEDIC ASSEO	2.250%	4/5/23	EUR	7,000	8,242
	UNEDIC ASSEO	2.375%	5/25/24	EUR	3,000	3,639
	UNEDIC ASSEO	0.125%	11/25/24	EUR	55,000	61,063
[9]	UNEDIC ASSEO	0.625%	2/17/25	EUR	25,000	28,463
[9]	UNEDIC ASSEO	0.625%	3/3/26	EUR	14,300	16,345
[9]	UNEDIC ASSEO	1.250%	10/21/27	EUR	21,500	25,756
[9]	UNEDIC ASSEO	0.500%	3/20/29	EUR	24,000	27,276
[9]	UNEDIC ASSEO	1.500%	4/20/32	EUR	1,200	1,510
[9]	UNEDIC ASSEO	1.250%	5/25/33	EUR	2,000	2,451
						12,495,784
Total France (Cost $16,238,450)						16,509,268
Germany (10.5%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.4%)
	Aareal Bank AG	0.125%	2/1/24	EUR	5,000	5,542
	Bayerische Landesbank	1.000%	7/9/21	EUR	250	278
	Bayerische Landesbank	1.250%	12/20/21	GBP	2,700	3,432
	Bayerische Landesbank	2.000%	7/11/22	EUR	700	805
	Bayerische Landesbank	0.350%	12/1/22	EUR	5,000	5,562
	Bayerische Landesbank	1.625%	4/18/23	EUR	5,000	5,779
	Bayerische Landesbank	0.500%	3/19/25	EUR	10,000	11,324
	Berlin Hyp AG	0.000%	11/29/21	EUR	1,000	1,099
	Berlin Hyp AG	0.125%	10/23/23	EUR	25,500	28,274
	Berlin Hyp AG	0.375%	5/3/24	EUR	7,810	8,767
	Commerzbank AG	0.250%	1/26/22	EUR	4,000	4,423
	Commerzbank AG	0.625%	3/13/25	EUR	9,200	10,507
	Commerzbank AG	0.625%	5/28/25	EUR	9,000	10,273
	Commerzbank AG	0.875%	9/8/25	EUR	10,100	11,707
	Commerzbank AG	0.500%	6/9/26	EUR	15,000	17,099
	Commerzbank AG	0.625%	8/24/27	EUR	1,100	1,272
	Deutsche Bank AG	0.250%	3/8/24	EUR	9,300	10,374
	Deutsche Bank AG	0.250%	8/31/28	EUR	5,000	5,614
	Deutsche Hypothekenbank AG	0.125%	4/20/22	EUR	5,000	5,514
	Deutsche Hypothekenbank AG	0.125%	11/23/23	EUR	100	111
	Deutsche Hypothekenbank AG	0.500%	6/29/26	EUR	100	114
	Deutsche Kreditbank AG	1.625%	6/18/24	EUR	1,500	1,770
	Deutsche Kreditbank AG	0.500%	3/19/27	EUR	1,600	1,829
	Deutsche Pfandbriefbank AG	0.050%	8/9/21	EUR	1,000	1,100
	Deutsche Pfandbriefbank AG	1.875%	1/21/22	EUR	10,000	11,352
	Deutsche Pfandbriefbank AG	0.200%	3/1/22	EUR	5,450	6,013
	Deutsche Pfandbriefbank AG	0.050%	9/5/22	EUR	6,800	7,497
	Deutsche Pfandbriefbank AG	0.625%	8/30/27	EUR	18,900	21,829

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Deutsche Pfandbriefbank AG	2.375%	5/29/28	EUR	6,100	8,013
	Deutsche Pfandbriefbank AG	1.250%	4/20/35	EUR	10,000	12,743
	Dexia Kommunalbank Deutschland AG	0.050%	9/8/21	EUR	18,300	20,123
	Dexia Kommunalbank Deutschland AG	0.375%	3/3/22	EUR	8,300	9,190
	DZ HYP AG	0.125%	9/30/22	EUR	13,000	14,376
	DZ HYP AG	0.625%	6/5/24	EUR	100	113
	DZ HYP AG	0.375%	3/31/26	EUR	6,200	7,010
	DZ HYP AG	0.500%	9/30/26	EUR	10,000	11,411
	DZ HYP AG	0.050%	6/29/29	EUR	10,000	11,037
	DZ HYP AG	0.875%	4/17/34	EUR	10,000	12,066
[10]	German Postal Pensions Securitisation 2 plc	4.375%	1/18/22	EUR	3,000	3,547
	Hamburg Commercial Bank AG	0.750%	6/22/22	EUR	400	447
	Hamburg Commercial Bank AG	0.375%	4/27/23	EUR	10,808	12,022
	ING-DiBa AG	0.250%	10/9/23	EUR	5,000	5,568
	ING-DiBa AG	0.250%	11/16/26	EUR	5,000	5,625
	ING-DiBa AG	0.125%	5/23/27	EUR	5,000	5,577
	ING-DiBa AG	1.000%	5/23/39	EUR	19,100	24,048
	Landesbank Baden-Wuerttemberg	0.125%	2/21/22	EUR	5,000	5,519
	Landesbank Baden-Wuerttemberg	0.200%	1/10/24	EUR	2,000	2,226
	Landesbank Baden-Wuerttemberg	0.250%	1/10/25	EUR	10,000	11,195
	Landesbank Baden-Wuerttemberg	0.375%	2/27/25	EUR	10,000	11,264
	Landesbank Hessen-Thueringen Girozentrale	1.125%	5/27/21	EUR	10,000	11,113
	Landesbank Hessen-Thueringen Girozentrale	0.000%	1/12/22	EUR	27,600	30,384
	Landesbank Hessen-Thueringen Girozentrale	0.125%	11/21/22	EUR	22,500	24,894
	Landesbank Hessen-Thueringen Girozentrale	0.250%	3/20/23	EUR	15,000	16,660
	Landesbank Hessen-Thueringen Girozentrale	1.875%	6/26/23	EUR	800	935
	Landesbank Hessen-Thueringen Girozentrale	0.375%	2/8/24	EUR	10,000	11,205
	Landesbank Hessen-Thueringen Girozentrale	0.500%	9/25/25	EUR	500	569
	Muenchener Hypothekenbank eG	1.750%	6/3/22	EUR	1,000	1,141
	Muenchener Hypothekenbank eG	2.500%	7/4/28	EUR	12,750	16,935
	Norddeutsche Landesbank Girozentrale	0.375%	10/9/24	EUR	1,100	1,236
	Norddeutsche Landesbank Girozentrale	0.250%	10/28/26	EUR	10,000	11,214
	UniCredit Bank AG	1.875%	9/12/22	EUR	500	575
	UniCredit Bank AG	1.875%	4/9/24	EUR	5,100	6,058
	UniCredit Bank AG	0.625%	2/12/25	EUR	100	114
	UniCredit Bank AG	0.500%	5/4/26	EUR	500	570
	UniCredit Bank AG	0.875%	1/11/29	EUR	12,700	15,021
	WL BANK AG Westfaelische Landschaft Bodenkreditbank	2.500%	3/29/22	EUR	10,400	11,996
	WL BANK AG Westfaelische Landschaft Bodenkreditbank	0.375%	6/6/25	EUR	2,000	2,258
	WL BANK AG Westfaelische Landschaft Bodenkreditbank	0.750%	2/2/26	EUR	10,000	11,554
	WL BANK AG Westfaelische Landschaft Bodenkreditbank	0.500%	4/1/27	EUR	5,000	5,721

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	WL BANK AG Westfaelische Landschaft Bodenkreditbank	0.625%	8/30/27	EUR	10,000	11,566
	WL BANK AG Westfaelische Landschaft Bodenkreditbank	0.875%	1/18/30	EUR	12,200	14,536
						598,635
Corporate Bonds (1.7%)
	Aareal Bank AG	0.375%	7/15/25	EUR	2,200	2,481
	Allianz Finance II BV	3.500%	2/14/22	EUR	7,500	8,722
	Allianz Finance II BV	0.875%	1/15/26	EUR	2,000	2,290
	Allianz Finance II BV	3.000%	3/13/28	EUR	2,800	3,763
	Allianz Finance II BV	1.375%	4/21/31	EUR	12,500	14,882
[1]	Allianz SE	5.625%	10/17/42	EUR	7,100	8,600
[1]	Allianz SE	2.241%	7/7/45	EUR	6,800	7,859
[1]	Allianz SE	3.375%	9/29/49	EUR	8,600	9,981
[1]	Allianz SE	4.750%	10/29/49	EUR	5,500	6,664
	alstria office REIT-AG	2.125%	4/12/23	EUR	200	223
	alstria office REIT-AG	1.500%	11/15/27	EUR	10,000	10,415
	Aroundtown SA	1.000%	1/7/25	EUR	500	524
	Aroundtown SA	0.625%	7/9/25	EUR	2,000	2,043
	Aroundtown SA	4.625%	9/18/25	CAD	1,285	959
	Aroundtown SA	1.875%	1/19/26	EUR	20,100	21,750
	Aroundtown SA	2.000%	11/2/26	EUR	6,800	7,396
	Aroundtown SA	3.250%	7/18/27	GBP	6,100	7,727
	Aroundtown SA	1.625%	1/31/28	EUR	4,300	4,494
	Aroundtown SA	1.450%	7/9/28	EUR	15,000	15,150
	Aroundtown SA	3.000%	10/16/29	GBP	8,900	10,742
[1]	Aroundtown SA	2.125%	12/31/49	EUR	4,000	3,831
	BASF SE	1.375%	6/21/22	GBP	100	126
	BASF SE	2.000%	12/5/22	EUR	10,000	11,450
	BASF SE	0.875%	10/6/23	GBP	500	620
	BASF SE	1.750%	3/11/25	GBP	800	1,017
	BASF SE	0.875%	11/15/27	EUR	100	115
	BASF SE	1.500%	5/22/30	EUR	8,000	9,583
	BASF SE	0.875%	10/6/31	EUR	600	674
	BASF SE	1.450%	12/13/32	EUR	16,500	19,663
	Bayer AG	1.875%	1/25/21	EUR	3,000	3,311
[1]	Bayer AG	3.750%	7/1/74	EUR	6,054	6,782
	Bayer Capital Corp. BV	0.625%	12/15/22	EUR	15,000	16,472
	Bayer Capital Corp. BV	1.500%	6/26/26	EUR	500	568
	Bayer Capital Corp. BV	2.125%	12/15/29	EUR	10,200	12,135
	Bayerische Landesbank	0.625%	7/19/27	EUR	2,000	2,307
	Berlin Hyp AG	0.125%	1/5/24	EUR	5,000	5,548
	Berlin Hyp AG	1.250%	1/22/25	EUR	400	450
	Berlin Hyp AG	0.625%	10/22/25	EUR	500	572
	Berlin Hyp AG	1.125%	10/25/27	EUR	100	108
	Bertelsmann SE & Co. KGaA	2.625%	8/2/22	EUR	1,500	1,721
	Bertelsmann SE & Co. KGaA	1.750%	10/14/24	EUR	5,900	6,793
	Bertelsmann SE & Co. KGaA	1.250%	9/29/25	EUR	9,800	11,040
[1]	Bertelsmann SE & Co. KGaA	3.000%	4/23/75	EUR	100	109
[1]	Bertelsmann SE & Co. KGaA	3.500%	4/23/75	EUR	3,000	3,264
	BMW Canada Inc.	2.570%	8/6/21	CAD	12,590	9,052
	BMW Finance NV	0.125%	11/29/21	EUR	4,100	4,435
	BMW Finance NV	0.250%	1/14/22	EUR	2,920	3,170
	BMW Finance NV	1.000%	2/15/22	EUR	2,200	2,417
	BMW Finance NV	0.125%	7/13/22	EUR	15,000	16,183

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
BMW Finance NV	0.875%	8/16/22	GBP	2,400	2,937
BMW Finance NV	1.250%	9/5/22	EUR	1,200	1,328
BMW Finance NV	2.375%	1/24/23	EUR	400	456
BMW Finance NV	0.375%	7/10/23	EUR	10,500	11,369
BMW Finance NV	0.625%	10/6/23	EUR	11,200	12,246
BMW Finance NV	0.750%	4/15/24	EUR	900	985
BMW Finance NV	1.000%	11/14/24	EUR	11,780	13,006
BMW Finance NV	0.875%	4/3/25	EUR	9,200	10,102
BMW Finance NV	1.000%	8/29/25	EUR	7,980	8,818
BMW Finance NV	1.500%	2/6/29	EUR	18,764	21,402
BMW International Investment BV	1.000%	11/17/21	GBP	2,600	3,229
BMW International Investment BV	1.750%	4/19/22	GBP	2,500	3,116
BMW International Investment BV	1.875%	9/11/23	GBP	300	373
BMW US Capital LLC	1.125%	9/18/21	EUR	400	440
BMW US Capital LLC	0.625%	4/20/22	EUR	16,910	18,452
Brenntag Finance BV	1.125%	9/27/25	EUR	3,600	3,952
Commerzbank AG	1.500%	9/21/22	EUR	5,000	5,492
Commerzbank AG	0.500%	9/13/23	EUR	1,000	1,055
Commerzbank AG	0.050%	7/11/24	EUR	5,000	5,544
Commerzbank AG	0.625%	8/28/24	EUR	10,000	10,852
Commerzbank AG	1.000%	3/4/26	EUR	15,100	16,575
Commerzbank AG	0.500%	12/4/26	EUR	15,000	15,863
Commerzbank AG	0.125%	12/15/26	EUR	11,800	13,157
Commerzbank AG	1.500%	8/28/28	EUR	45	51
Commerzbank AG	1.250%	1/9/34	EUR	7,000	8,795
Covestro AG	1.750%	9/25/24	EUR	10,000	11,274
Daimler AG	2.000%	6/25/21	EUR	600	663
Daimler AG	1.500%	1/13/22	GBP	2,500	3,097
Daimler AG	2.250%	1/24/22	EUR	1,750	1,954
Daimler AG	2.375%	9/12/22	EUR	7,000	7,916
Daimler AG	0.000%	2/8/24	EUR	800	837
Daimler AG	0.750%	2/8/30	EUR	9,000	9,224
Daimler AG	2.000%	2/27/31	EUR	6,800	7,708
Daimler AG	1.125%	11/6/31	EUR	10,000	10,399
Daimler AG	1.125%	8/8/34	EUR	9,000	9,101
Daimler Canada Finance Inc.	1.910%	7/8/21	CAD	5,000	3,540
Daimler Canada Finance Inc.	3.050%	5/16/22	CAD	8,990	6,413
Daimler Canada Finance Inc.	2.970%	3/13/24	CAD	3,600	2,530
Daimler International Finance BV	0.250%	8/9/21	EUR	15,000	16,235
Daimler International Finance BV	1.500%	8/18/21	GBP	1,500	1,866
Daimler International Finance BV	0.200%	9/13/21	EUR	100	108
Daimler International Finance BV	0.250%	5/11/22	EUR	800	862
Daimler International Finance BV	2.125%	6/7/22	GBP	100	125
Daimler International Finance BV	0.625%	2/27/23	EUR	10,876	11,761
Daimler International Finance BV	2.000%	9/4/23	GBP	500	616
Daimler International Finance BV	0.875%	4/9/24	EUR	2,950	3,186
Daimler International Finance BV	1.000%	11/11/25	EUR	21,000	22,825
Daimler International Finance BV	1.375%	6/26/26	EUR	17,400	19,140
Daimler International Finance BV	0.625%	5/6/27	EUR	15,000	15,593
Deutsche Apotheker-und Aerztebank eG	0.750%	10/5/27	EUR	700	816
Deutsche Bank AG	1.250%	9/8/21	EUR	11,200	12,037
Deutsche Bank AG	1.500%	1/20/22	EUR	3,400	3,647
Deutsche Bank AG	1.875%	2/14/22	EUR	13,300	14,322
Deutsche Bank AG	2.375%	1/11/23	EUR	11,800	12,854
Deutsche Bank AG	1.125%	8/30/23	EUR	10,000	10,983

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Deutsche Bank AG	1.125%	8/30/23	EUR	15,329	16,840
Deutsche Bank AG	0.625%	12/19/23	CHF	11,500	11,189
Deutsche Bank AG	3.875%	2/12/24	GBP	100	127
Deutsche Bank AG	2.625%	12/16/24	GBP	1,000	1,206
Deutsche Bank AG	2.625%	2/12/26	EUR	8,000	8,615
Deutsche Bank AG	0.000%	10/15/26	EUR	4,906	4,287
Deutsche Boerse AG	2.375%	10/5/22	EUR	500	579
Deutsche Boerse AG	1.625%	10/8/25	EUR	4,098	4,867
Deutsche Boerse AG	1.125%	3/26/28	EUR	10,000	11,759
Deutsche Hypothekenbank AG	0.250%	2/22/23	EUR	15,000	16,646
Deutsche Hypothekenbank AG	0.250%	5/17/24	EUR	3,500	3,900
Deutsche Kreditbank AG	0.625%	6/8/21	EUR	15,100	16,441
Deutsche Pfandbriefbank AG	0.010%	10/16/25	EUR	20,000	22,142
Deutsche Post AG	2.750%	10/9/23	EUR	2,000	2,401
Deutsche Post AG	2.875%	12/11/24	EUR	2,000	2,442
Deutsche Post AG	1.625%	12/5/28	EUR	8,000	9,666
Deutsche Telekom AG	0.500%	7/5/27	EUR	19,000	20,757
Deutsche Telekom AG	1.375%	7/5/34	EUR	3,000	3,405
Deutsche Telekom AG	2.250%	3/29/39	EUR	4,250	5,477
Deutsche Telekom AG	1.750%	12/9/49	EUR	5,000	5,648
Deutsche Telekom International Finance BV	6.500%	4/8/22	GBP	10,400	14,366
Deutsche Telekom International Finance BV	4.250%	7/13/22	EUR	3,000	3,559
Deutsche Telekom International Finance BV	0.625%	12/1/22	EUR	20,100	22,201
Deutsche Telekom International Finance BV	0.625%	4/3/23	EUR	12,000	13,301
Deutsche Telekom International Finance BV	2.750%	10/24/24	EUR	4,396	5,342
Deutsche Telekom International Finance BV	4.875%	4/22/25	EUR	9,250	12,350
Deutsche Telekom International Finance BV	2.500%	10/10/25	GBP	15,000	19,743
Deutsche Telekom International Finance BV	1.375%	12/1/25	EUR	22,065	25,615
Deutsche Telekom International Finance BV	1.125%	5/22/26	EUR	100	114
Deutsche Telekom International Finance BV	1.375%	1/30/27	EUR	200	232
Deutsche Telekom International Finance BV	3.250%	1/17/28	EUR	100	131
Deutsche Telekom International Finance BV	1.500%	4/3/28	EUR	5,235	6,108
Deutsche Telekom International Finance BV	8.875%	11/27/28	GBP	900	1,772
Deutsche Telekom International Finance BV	2.000%	12/1/29	EUR	8,700	10,565
Deutsche Telekom International Finance BV	7.500%	1/24/33	EUR	900	1,702
DVB Bank SE	1.250%	9/15/21	EUR	13,600	14,850
DVB Bank SE	1.000%	4/25/22	EUR	6,500	7,053
DVB Bank SE	1.250%	6/16/23	EUR	19,300	20,873
DZ HYP AG	0.500%	11/13/25	EUR	16,000	18,203
DZ HYP AG	0.750%	6/30/27	EUR	1,200	1,397

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	DZ HYP AG	0.875%	1/30/29	EUR	10,000	11,824
	E.ON International Finance BV	6.375%	6/7/32	GBP	11,300	20,836
	E.ON International Finance BV	5.875%	10/30/37	GBP	7,950	15,378
	E.ON International Finance BV	6.750%	1/27/39	GBP	1,000	2,132
	E.ON SE	0.375%	8/23/21	EUR	7,000	7,669
	E.ON SE	0.875%	5/22/24	EUR	500	560
	E.ON SE	0.250%	10/24/26	EUR	15,000	16,331
	E.ON SE	0.375%	9/29/27	EUR	5,000	5,449
	E.ON SE	1.625%	5/22/29	EUR	8,100	9,636
	E.ON SE	0.350%	2/28/30	EUR	5,000	5,329
	E.ON SE	0.625%	11/7/31	EUR	17,300	18,644
	Eurogrid GmbH	1.625%	11/3/23	EUR	1,900	2,165
	Eurogrid GmbH	1.875%	6/10/25	EUR	7,500	8,754
	Eurogrid GmbH	1.500%	4/18/28	EUR	1,100	1,264
	Evonik Finance BV	0.750%	9/7/28	EUR	5,100	5,529
	Fresenius Finance Ireland plc	1.500%	1/30/24	EUR	10,438	11,720
	Fresenius Medical Care AG & Co. KGaA	0.250%	11/29/23	EUR	7,200	7,751
	Fresenius Medical Care AG & Co. KGaA	1.500%	7/11/25	EUR	400	453
	Fresenius SE & Co. KGaA	0.875%	1/31/22	EUR	3,000	3,289
	Fresenius SE & Co. KGaA	4.000%	2/1/24	EUR	9,000	11,027
	Fresenius SE & Co. KGaA	0.750%	1/15/28	EUR	11,500	12,257
	Fresenius SE & Co. KGaA	2.875%	2/15/29	EUR	12,000	14,854
	Fresenius SE & Co. KGaA	3.000%	1/30/32	EUR	1,572	1,957
	Grand City Properties SA	1.500%	4/17/25	EUR	5,000	5,517
	Grand City Properties SA	1.375%	8/3/26	EUR	18,100	19,791
	Grand City Properties SA	1.500%	2/22/27	EUR	2,100	2,300
[1]	Grand City Properties SA	2.500%	12/31/49	EUR	1,000	1,041
	Hamburg Commercial Bank AG	0.375%	7/12/23	EUR	16,100	17,933
[1]	Hannover Finance Luxembourg SA	5.000%	6/30/43	EUR	6,100	7,499
[1]	Hannover Rueck SE	3.375%	12/31/49	EUR	100	118
	HeidelbergCement AG	2.250%	3/30/23	EUR	8,000	8,925
	HeidelbergCement AG	2.250%	6/3/24	EUR	10,700	11,976
	HeidelbergCement AG	1.500%	2/7/25	EUR	14,000	15,170
	HeidelbergCement Finance Luxembourg SA	1.625%	4/7/26	EUR	7,700	8,349
	HeidelbergCement Finance Luxembourg SA	1.500%	6/14/27	EUR	400	426
	HeidelbergCement Finance Luxembourg SA	1.125%	12/1/27	EUR	10,000	10,342
	HeidelbergCement Finance Luxembourg SA	1.750%	4/24/28	EUR	11,200	11,998
	Hella GmbH & Co. KGaA	1.000%	5/17/24	EUR	800	870
	Henkel AG & Co. KGaA	0.875%	9/13/22	GBP	13,779	17,158
	innogy Finance BV	6.500%	8/10/21	EUR	300	354
	innogy Finance BV	5.500%	7/6/22	GBP	1,100	1,504
	innogy Finance BV	5.625%	12/6/23	GBP	1,400	2,009
	innogy Finance BV	1.000%	4/13/25	EUR	5,000	5,626
	innogy Finance BV	1.625%	5/30/26	EUR	12,800	14,948
	innogy Finance BV	1.500%	7/31/29	EUR	29,680	34,234
	innogy Finance BV	6.250%	6/3/30	GBP	15,900	27,915
	innogy Finance BV	4.750%	1/31/34	GBP	5,400	8,915
	innogy Finance BV	6.125%	7/6/39	GBP	3,000	6,057
	LANXESS AG	0.250%	10/7/21	EUR	615	671
	LANXESS AG	2.625%	11/21/22	EUR	300	346
	LANXESS AG	1.125%	5/16/25	EUR	9,500	10,469

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	LEG Immobilien AG	1.250%	1/23/24	EUR	800	879
	LEG Immobilien AG	0.875%	11/28/27	EUR	4,900	5,131
	Merck Financial Services GmbH	0.005%	12/15/23	EUR	20,000	21,820
	Merck Financial Services GmbH	0.875%	7/5/31	EUR	600	681
[1]	Merck KGaA	2.625%	12/12/74	EUR	2,000	2,205
[1]	Merck KGaA	3.375%	12/12/74	EUR	300	350
	Muenchener Hypothekenbank eG	0.500%	4/22/26	EUR	500	570
	Muenchener Hypothekenbank eG	0.625%	10/23/26	EUR	1,200	1,381
	Muenchener Hypothekenbank eG	0.625%	5/7/27	EUR	13,000	15,008
	Muenchener Hypothekenbank eG	0.625%	11/10/27	EUR	15,000	17,356
	Muenchener Hypothekenbank eG	1.000%	4/18/39	EUR	5,000	6,326
[1]	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	6.250%	5/26/42	EUR	11,800	14,283
[1]	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	6.625%	5/26/42	GBP	4,700	6,401
[1]	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3.250%	5/26/49	EUR	4,300	5,555
	O2 Telefonica Deutschland Finanzierungs GmbH	1.750%	7/5/25	EUR	6,700	7,632
	Roadster Finance DAC	2.375%	12/8/27	EUR	400	424
	Robert Bosch GmbH	1.750%	7/8/24	EUR	200	233
	Robert Bosch Investment Nederland BV	1.625%	5/24/21	EUR	800	888
	Robert Bosch Investment Nederland BV	2.625%	5/24/28	EUR	1,000	1,271
	Santander Consumer Bank AG	0.750%	10/17/22	EUR	18,700	20,322
	Santander Consumer Bank AG	0.250%	10/15/24	EUR	2,000	2,122
	SAP SE	1.125%	2/20/23	EUR	2,650	2,985
	SAP SE	0.750%	12/10/24	EUR	1,100	1,241
	SAP SE	1.250%	3/10/28	EUR	5,800	6,848
	SAP SE	1.625%	3/10/31	EUR	17,200	21,168
	Siemens Financieringsmaatschappij NV	0.000%	9/5/24	EUR	13,950	15,206
	Siemens Financieringsmaatschappij NV	2.750%	9/10/25	GBP	1,000	1,370
	Siemens Financieringsmaatschappij NV	2.875%	3/10/28	EUR	500	652
	Siemens Financieringsmaatschappij NV	0.125%	9/5/29	EUR	10,000	10,568
	Siemens Financieringsmaatschappij NV	1.375%	9/6/30	EUR	300	355
	Siemens Financieringsmaatschappij NV	1.250%	2/28/31	EUR	15,849	18,520
	Siemens Financieringsmaatschappij NV	0.500%	2/20/32	EUR	5,000	5,433
	Siemens Financieringsmaatschappij NV	1.750%	2/28/39	EUR	9,198	11,312
	Siemens Financieringsmaatschappij NV	3.750%	9/10/42	GBP	3,100	5,492
	Talanx AG	2.500%	7/23/26	EUR	2,000	2,440
[1]	Talanx AG	2.250%	12/5/47	EUR	10,200	11,489
[1]	Talanx Finanz Luxembourg SA	8.367%	6/15/42	EUR	4,000	5,015
	TLG Immobilien AG	1.375%	11/27/24	EUR	800	868
	TLG Immobilien AG	1.500%	5/28/26	EUR	9,800	10,237
	UniCredit Bank AG	0.125%	10/26/23	EUR	2,000	2,219
	UniCredit Bank AG	0.625%	11/20/25	EUR	6,700	7,676
	UniCredit Bank AG	0.850%	5/22/34	EUR	15,100	18,181
	Vier Gas Transport GmbH	3.125%	7/10/23	EUR	8,100	9,679
	Vier Gas Transport GmbH	2.875%	6/12/25	EUR	11,500	14,196
	Volkswagen Bank GmbH	0.625%	9/8/21	EUR	15,400	16,709
	Volkswagen Bank GmbH	1.250%	8/1/22	EUR	7,300	7,968
	Volkswagen Bank GmbH	0.750%	6/15/23	EUR	11,400	12,250
	Volkswagen Bank GmbH	1.250%	6/10/24	EUR	53,300	58,032
	Volkswagen Bank GmbH	1.250%	12/15/25	EUR	1,300	1,395
	Volkswagen Bank GmbH	2.500%	7/31/26	EUR	5,300	6,102
	Volkswagen Financial Services AG	0.625%	4/1/22	EUR	10,000	10,789

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Volkswagen Financial Services AG	0.875%	4/12/23	EUR	1,100	1,187
	Volkswagen Financial Services AG	1.500%	10/1/24	EUR	6,000	6,559
	Volkswagen Financial Services AG	2.250%	10/16/26	EUR	2,000	2,302
	Volkswagen Financial Services Australia Pty Ltd.	3.300%	2/28/22	AUD	3,490	2,287
	Volkswagen Financial Services NV	1.875%	9/7/21	GBP	400	500
	Volkswagen Financial Services NV	1.625%	6/9/22	GBP	3,600	4,459
	Volkswagen Financial Services NV	1.750%	9/12/22	GBP	1,000	1,241
	Volkswagen Financial Services NV	2.250%	4/12/25	GBP	600	743
	Volkswagen International Finance NV	3.375%	11/16/26	GBP	7,100	9,192
	Volkswagen International Finance NV	1.875%	3/30/27	EUR	13,700	15,410
	Volkswagen International Finance NV	3.250%	11/18/30	EUR	1,800	2,242
	Volkswagen International Finance NV	3.300%	3/22/33	EUR	800	996
	Volkswagen International Finance NV	4.125%	11/16/38	EUR	16,200	22,575
[1]	Volkswagen International Finance NV	4.625%	3/29/49	EUR	2,000	2,213
[1]	Volkswagen International Finance NV	3.500%	12/29/49	EUR	10,200	10,541
[1]	Volkswagen International Finance NV	3.375%	12/31/49	EUR	16,500	17,401
[1]	Volkswagen International Finance NV	4.625%	12/31/49	EUR	1,400	1,525
[1]	Volkswagen International Finance NV	5.125%	12/31/49	EUR	4,100	4,594
[1]	Volkswagen International Finance NV	2.700%	12/14/65	EUR	21,500	22,474
[1]	Volkswagen International Finance NV	3.875%	6/14/66	EUR	10,400	10,791
	Volkswagen Leasing GmbH	0.250%	2/16/21	EUR	10,300	11,178
	Volkswagen Leasing GmbH	2.125%	4/4/22	EUR	9,600	10,645
	Volkswagen Leasing GmbH	2.375%	9/6/22	EUR	10,000	11,229
	Volkswagen Leasing GmbH	1.000%	2/16/23	EUR	11,450	12,427
	Volkswagen Leasing GmbH	2.625%	1/15/24	EUR	2,300	2,639
	Volkswagen Leasing GmbH	1.125%	4/4/24	EUR	10,500	11,363
	Volkswagen Leasing GmbH	1.375%	1/20/25	EUR	11,600	12,574
	Volkswagen Leasing GmbH	1.625%	8/15/25	EUR	2,180	2,382
	Vonovia Finance BV	3.625%	10/8/21	EUR	3,100	3,530
	Vonovia Finance BV	0.750%	1/25/22	EUR	100	109
	Vonovia Finance BV	0.875%	7/3/23	EUR	700	770
	Vonovia Finance BV	2.250%	12/15/23	EUR	12,700	14,661
	Vonovia Finance BV	1.500%	3/31/25	EUR	5,100	5,806
	Vonovia Finance BV	1.800%	6/29/25	EUR	24,900	28,522
	Vonovia Finance BV	1.125%	9/8/25	EUR	2,500	2,773
	Vonovia Finance BV	1.500%	3/22/26	EUR	18,600	20,979
	Vonovia Finance BV	1.500%	6/10/26	EUR	5,000	5,625
	Vonovia Finance BV	1.750%	1/25/27	EUR	200	228
	Vonovia Finance BV	0.625%	10/7/27	EUR	6,000	6,307
	Vonovia Finance BV	1.500%	1/14/28	EUR	1,100	1,236
	Vonovia Finance BV	1.125%	9/14/34	EUR	10,000	10,326
	Vonovia Finance BV	2.750%	3/22/38	EUR	200	245
[1]	Vonovia Finance BV	4.000%	12/29/49	EUR	2,300	2,561
	VW Credit Canada Inc.	3.250%	3/29/23	CAD	8,500	6,118
	Wintershall Dea Finance BV	0.840%	9/25/25	EUR	10,000	9,746
	Wintershall Dea Finance BV	1.823%	9/25/31	EUR	10,000	8,970
	WL BANK AG Westfaelische Landschaft Bodenkreditbank	0.100%	8/31/26	EUR	1,000	1,115
	Wuerth Finance International BV	1.000%	5/19/22	EUR	400	441
						2,297,518
Sovereign Bonds (8.4%)
	Bayerische Landesbodenkreditanstalt	1.875%	1/25/23	EUR	6,290	7,297
	Bayerische Landesbodenkreditanstalt	1.750%	4/24/24	EUR	3,000	3,553
	Bundesschatzanweisungen	0.000%	12/10/21	EUR	100,000	110,847

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Deutsche Bahn Finance BV	1.500%	8/26/24	CHF	1,000	1,110
	Deutsche Bahn Finance BV	3.125%	7/24/26	GBP	500	699
	Deutsche Bahn Finance GmbH	3.750%	6/1/21	EUR	2,000	2,278
	Deutsche Bahn Finance GmbH	0.000%	7/19/21	EUR	29,000	31,741
	Deutsche Bahn Finance GmbH	2.750%	6/20/22	GBP	1,600	2,088
	Deutsche Bahn Finance GmbH	2.500%	9/12/23	EUR	18,500	21,868
	Deutsche Bahn Finance GmbH	3.000%	3/8/24	EUR	4,000	4,847
	Deutsche Bahn Finance GmbH	3.500%	9/27/24	AUD	2,950	2,065
	Deutsche Bahn Finance GmbH	1.375%	7/7/25	GBP	4,408	5,578
	Deutsche Bahn Finance GmbH	3.750%	7/9/25	EUR	5,919	7,604
	Deutsche Bahn Finance GmbH	1.250%	10/23/25	EUR	2,500	2,907
	Deutsche Bahn Finance GmbH	1.875%	2/13/26	GBP	9,128	11,883
	Deutsche Bahn Finance GmbH	1.125%	12/18/28	EUR	630	740
	Deutsche Bahn Finance GmbH	2.750%	3/19/29	EUR	3,500	4,627
	Deutsche Bahn Finance GmbH	1.625%	11/6/30	EUR	100	123
	Deutsche Bahn Finance GmbH	1.375%	3/28/31	EUR	3,000	3,596
	Deutsche Bahn Finance GmbH	0.875%	7/11/31	EUR	2,700	3,063
	Deutsche Bahn Finance GmbH	1.500%	12/8/32	EUR	7,000	8,485
	Deutsche Bahn Finance GmbH	1.625%	8/16/33	EUR	15,200	18,796
	Deutsche Bahn Finance GmbH	0.750%	7/16/35	EUR	7,000	7,791
[1]	EnBW Energie Baden-Wuerttemberg AG	3.375%	4/5/77	EUR	2,500	2,782
[1]	EnBW Energie Baden-Wuerttemberg AG	1.625%	8/5/79	EUR	3,100	3,196
[1]	EnBW Energie Baden-Wuerttemberg AG	1.125%	11/5/79	EUR	3,000	3,130
	EnBW International Finance BV	2.500%	6/4/26	EUR	2,000	2,459
	EnBW International Finance BV	6.125%	7/7/39	EUR	4,285	8,311
	ENTEGA Netz AG	6.125%	4/23/41	EUR	400	675
	EWE AG	5.250%	7/16/21	EUR	8,950	10,350
	Federal Republic of Germany	0.000%	4/9/21	EUR	202,800	223,439
	Federal Republic of Germany	3.250%	7/4/21	EUR	21,400	24,516
	Federal Republic of Germany	2.250%	9/4/21	EUR	67,400	76,753
	Federal Republic of Germany	0.000%	10/8/21	EUR	233,000	257,989
	Federal Republic of Germany	2.000%	1/4/22	EUR	480	551
	Federal Republic of Germany	0.000%	4/8/22	EUR	230,000	255,722
[8]	Federal Republic of Germany	1.750%	7/4/22	EUR	220,771	255,208
	Federal Republic of Germany	1.500%	9/4/22	EUR	10,000	11,547
	Federal Republic of Germany	0.000%	10/7/22	EUR	97,500	108,851
	Federal Republic of Germany	1.500%	2/15/23	EUR	65,530	76,460
	Federal Republic of Germany	0.000%	4/14/23	EUR	75,000	84,112
	Federal Republic of Germany	1.500%	5/15/23	EUR	78,500	92,049
	Federal Republic of Germany	2.000%	8/15/23	EUR	81,500	97,612
	Federal Republic of Germany	0.000%	10/13/23	EUR	71,568	80,614
	Federal Republic of Germany	6.250%	1/4/24	EUR	25,000	34,525
	Federal Republic of Germany	1.750%	2/15/24	EUR	14,500	17,443
[8]	Federal Republic of Germany	0.000%	4/5/24	EUR	83,000	93,766
[8]	Federal Republic of Germany	1.500%	5/15/24	EUR	209,404	250,976
	Federal Republic of Germany	1.000%	8/15/24	EUR	100,000	118,116
	Federal Republic of Germany	0.000%	10/18/24	EUR	555,000	629,545
	Federal Republic of Germany	0.000%	4/11/25	EUR	415,973	473,168
	Federal Republic of Germany	0.500%	2/15/26	EUR	262,000	308,567
	Federal Republic of Germany	0.000%	8/15/26	EUR	44,000	50,540
	Federal Republic of Germany	0.250%	2/15/27	EUR	198,400	232,330
	Federal Republic of Germany	6.500%	7/4/27	EUR	54,400	91,171
	Federal Republic of Germany	0.500%	8/15/27	EUR	27,073	32,358
	Federal Republic of Germany	5.625%	1/4/28	EUR	7,365	12,076

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Federal Republic of Germany	0.500%	2/15/28	EUR	19,300	23,170
	Federal Republic of Germany	4.750%	7/4/28	EUR	53,500	85,142
	Federal Republic of Germany	0.250%	8/15/28	EUR	139,801	165,239
[8]	Federal Republic of Germany	0.250%	2/15/29	EUR	462,000	547,666
	Federal Republic of Germany	0.000%	8/15/29	EUR	52,746	61,209
[8]	Federal Republic of Germany	0.000%	2/15/30	EUR	892,400	1,036,034
	Federal Republic of Germany	5.500%	1/4/31	EUR	81,400	148,744
[11]	Federal Republic of Germany	4.750%	7/4/34	EUR	47,800	92,661
	Federal Republic of Germany	4.000%	1/4/37	EUR	141,268	272,954
	Federal Republic of Germany	4.250%	7/4/39	EUR	59,400	124,828
	Federal Republic of Germany	4.750%	7/4/40	EUR	45,785	103,826
	Federal Republic of Germany	3.250%	7/4/42	EUR	62,994	125,540
[8]	Federal Republic of Germany	2.500%	7/4/44	EUR	246,000	456,264
	Federal Republic of Germany	2.500%	8/15/46	EUR	86,550	165,186
[8]	Federal Republic of Germany	1.250%	8/15/48	EUR	291,352	454,726
	Federal Republic of Germany	0.000%	8/15/50	EUR	37,300	43,333
	FMS Wertmanagement	0.000%	11/13/20	EUR	25,000	27,429
	FMS Wertmanagement	0.625%	6/15/22	GBP	14,600	18,419
	FMS Wertmanagement	1.000%	9/7/22	GBP	5,000	6,365
	FMS Wertmanagement	1.125%	3/20/23	GBP	17,600	22,529
	FMS Wertmanagement	1.375%	3/7/25	GBP	20,000	26,108
	FMS Wertmanagement	0.375%	4/29/30	EUR	7,000	8,031
[10]	FMS Wertmanagement AoeR	0.875%	5/14/21	GBP	21,300	26,971
	FMS Wertmanagement AoeR	3.375%	6/17/21	EUR	11,000	12,552
	FMS Wertmanagement AoeR	0.050%	7/6/21	EUR	10,000	11,007
	FMS Wertmanagement AoeR	3.000%	9/8/21	EUR	6,000	6,871
	Free and Hanseatic City of Hamburg	1.000%	6/18/21	EUR	9,500	10,555
	Free and Hanseatic City of Hamburg	1.875%	9/26/22	EUR	9,000	10,362
	Free and Hanseatic City of Hamburg	0.250%	1/20/25	EUR	23,000	25,724
	Free and Hanseatic City of Hamburg	1.450%	11/5/38	EUR	15,000	19,941
	Gemeinsame Deutsche Bundeslaender	1.500%	1/29/21	EUR	5,000	5,546
	Gemeinsame Deutsche Bundeslaender	1.750%	6/13/22	EUR	14,000	15,986
	Gemeinsame Deutsche Bundeslaender	1.750%	1/31/23	EUR	8,000	9,244
	Gemeinsame Deutsche Bundeslaender	0.125%	4/14/23	EUR	10,000	11,078
	Gemeinsame Deutsche Bundeslaender	2.250%	10/23/23	EUR	175	208
	Gemeinsame Deutsche Bundeslaender	0.250%	3/18/24	EUR	25,000	27,931
	Gemeinsame Deutsche Bundeslaender	1.125%	9/30/24	EUR	5,500	6,387
	Gemeinsame Deutsche Bundeslaender	0.500%	2/5/25	EUR	16,800	19,029
	Gemeinsame Deutsche Bundeslaender	0.375%	4/17/25	EUR	20,000	22,569
	Gemeinsame Deutsche Bundeslaender	0.625%	2/13/29	EUR	4,000	4,642
[10]	KFW	6.250%	5/19/21	AUD	11,000	7,593
[10]	KFW	5.550%	6/7/21	GBP	19,000	25,279
[10]	KFW	0.000%	6/30/21	EUR	51,300	56,473
[10]	KFW	3.500%	7/4/21	EUR	25,000	28,650
[10]	KFW	2.500%	1/17/22	EUR	12,000	13,812
[10]	KFW	2.000%	2/7/22	CAD	13,035	9,559
[10]	KFW	5.500%	2/9/22	AUD	29,200	20,679
[10]	KFW	0.875%	3/15/22	GBP	20,000	25,391
[10]	KFW	0.000%	4/28/22	EUR	42,900	47,424
[10]	KFW	2.900%	6/6/22	AUD	25,275	17,269
[10]	KFW	0.000%	6/30/22	EUR	17,300	19,138
[10]	KFW	0.625%	7/4/22	EUR	20,000	22,435
[10]	KFW	0.000%	12/15/22	EUR	25,000	27,694
[10]	KFW	2.800%	3/7/23	AUD	25,600	17,671

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
[10]	KFW	0.375%	3/15/23	EUR	25,000	28,012
[10]	KFW	2.125%	8/15/23	EUR	20,000	23,754
[10]	KFW	0.000%	9/15/23	EUR	32,000	35,537
[10]	KFW	0.125%	11/7/23	EUR	10,823	12,078
[10]	KFW	1.250%	12/29/23	GBP	20,550	26,499
[10]	KFW	0.125%	1/15/24	EUR	20,000	22,334
[10]	KFW	5.000%	3/19/24	AUD	2,000	1,509
[10]	KFW	0.000%	4/2/24	EUR	16,700	18,576
[10]	KFW	0.050%	5/30/24	EUR	3,000	3,346
[10]	KFW	1.500%	6/11/24	EUR	22,460	26,541
[10]	KFW	0.875%	7/18/24	GBP	700	893
[10]	KFW	1.500%	7/24/24	AUD	1,550	1,036
[10]	KFW	0.125%	10/4/24	EUR	81,011	90,834
[10]	KFW	1.375%	12/9/24	GBP	10,000	13,008
[10]	KFW	0.625%	1/15/25	EUR	78,675	90,378
[10]	KFW	4.000%	2/27/25	AUD	3,900	2,906
[10]	KFW	0.375%	4/23/25	EUR	29,000	32,977
[10]	KFW	5.500%	6/18/25	GBP	20,000	31,240
[10]	KFW	2.500%	8/25/25	CHF	21,500	25,733
[10]	KFW	0.250%	9/15/25	EUR	25,000	28,287
[10]	KFW	0.375%	3/9/26	EUR	44,500	50,796
[10]	KFW	3.200%	9/11/26	AUD	8,460	6,218
[10]	KFW	0.000%	9/30/26	EUR	21,250	23,752
[10]	KFW	0.625%	2/22/27	EUR	38,000	44,286
[10]	KFW	0.500%	9/15/27	EUR	65,000	75,325
[10]	KFW	0.625%	1/7/28	EUR	40,000	46,798
[10]	KFW	3.200%	3/15/28	AUD	1,450	1,074
[10]	KFW	0.750%	6/28/28	EUR	20,000	23,673
[10]	KFW	6.000%	12/7/28	GBP	10,000	18,118
[10]	KFW	0.750%	1/15/29	EUR	20,000	23,745
[10]	KFW	0.375%	4/23/30	EUR	15,000	17,220
[10]	KFW	5.750%	6/7/32	GBP	10,500	20,644
[10]	KFW	1.125%	5/9/33	EUR	39,000	48,982
[10]	KFW	0.050%	9/29/34	EUR	375	412
[10]	KFW	1.375%	7/31/35	EUR	14,000	18,405
[10]	KFW	1.250%	7/4/36	EUR	23,000	29,948
[10]	KFW	4.875%	3/15/37	GBP	1,986	4,084
[10]	KFW	4.700%	6/2/37	CAD	2,350	2,422
[10]	KFW	1.125%	6/15/37	EUR	10,000	12,868
[10]	KFW	0.875%	7/4/39	EUR	5,000	6,281
	Land Berlin	0.000%	9/15/22	EUR	9,000	9,926
	Land Berlin	0.500%	2/10/25	EUR	21,000	23,796
	Land Berlin	0.250%	4/22/25	EUR	10,000	11,189
	Land Berlin	0.750%	4/3/34	EUR	10,490	12,409
	Land Berlin	1.375%	6/5/37	EUR	5,000	6,577
	Land Berlin	1.375%	8/27/38	EUR	5,000	6,666
	Land Thueringen	0.500%	5/12/25	EUR	4,500	5,101
	Land Thueringen	0.200%	10/26/26	EUR	15,000	16,765
	Landesbank Baden-Wuerttemberg	0.200%	12/13/21	EUR	7,000	7,601
	Landesbank Baden-Wuerttemberg	0.500%	6/7/22	EUR	3,000	3,255
	Landesbank Baden-Wuerttemberg	0.375%	5/24/24	EUR	1,500	1,610
	Landesbank Baden-Wuerttemberg	0.010%	9/18/28	EUR	8,210	9,068
	Landeskreditbank Baden-Wuerttemberg Foerderbank	2.250%	2/17/21	AUD	20,500	13,520

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Landeskreditbank Baden-Wuerttemberg Foerderbank	1.125%	5/17/21	GBP	5,700	7,226
	Landeskreditbank Baden-Wuerttemberg Foerderbank	4.250%	8/7/25	AUD	11,800	8,936
	Landeskreditbank Baden-Wuerttemberg Foerderbank	0.375%	4/13/26	EUR	15,000	17,037
[10]	Landwirtschaftliche Rentenbank	1.125%	5/12/21	GBP	1,049	1,331
[10]	Landwirtschaftliche Rentenbank	2.875%	8/30/21	EUR	13,000	14,851
[10]	Landwirtschaftliche Rentenbank	5.500%	3/29/22	AUD	8,500	6,053
[10]	Landwirtschaftliche Rentenbank	1.250%	5/20/22	EUR	5,000	5,657
[10]	Landwirtschaftliche Rentenbank	2.700%	9/5/22	AUD	13,000	8,880
[10]	Landwirtschaftliche Rentenbank	0.250%	11/24/22	EUR	10,000	11,117
[10]	Landwirtschaftliche Rentenbank	0.625%	12/15/22	GBP	4,000	5,055
[10]	Landwirtschaftliche Rentenbank	4.250%	1/24/23	AUD	53,600	38,289
[10]	Landwirtschaftliche Rentenbank	0.050%	6/12/23	EUR	15,000	16,628
[10]	Landwirtschaftliche Rentenbank	1.125%	12/15/23	GBP	14,600	18,769
[10]	Landwirtschaftliche Rentenbank	0.375%	1/22/24	EUR	28,985	32,561
[10]	Landwirtschaftliche Rentenbank	4.750%	4/8/24	AUD	4,000	3,003
[10]	Landwirtschaftliche Rentenbank	4.250%	1/9/25	AUD	16,500	12,413
[10]	Landwirtschaftliche Rentenbank	0.500%	3/6/25	EUR	23,000	26,147
[10]	Landwirtschaftliche Rentenbank	0.375%	3/16/26	EUR	26,500	30,045
[10]	Landwirtschaftliche Rentenbank	2.600%	3/23/27	AUD	4,700	3,330
[10]	Landwirtschaftliche Rentenbank	0.625%	5/18/27	EUR	32,300	37,426
[10]	Landwirtschaftliche Rentenbank	0.375%	2/14/28	EUR	10,000	11,422
[10]	Landwirtschaftliche Rentenbank	3.250%	4/12/28	AUD	4,350	3,220
[10]	Landwirtschaftliche Rentenbank	0.625%	2/20/30	EUR	20,000	23,412
	NRW Bank	0.000%	8/2/21	EUR	20,000	21,982
	NRW Bank	0.250%	1/20/22	EUR	45,000	49,742
	NRW Bank	0.000%	2/1/22	EUR	30,000	33,009
	NRW Bank	1.000%	6/15/22	GBP	1,000	1,270
	NRW Bank	0.100%	1/10/23	EUR	25,000	27,688
	NRW Bank	0.125%	3/10/23	EUR	5,000	5,546
	NRW Bank	0.250%	3/10/25	EUR	15,000	16,807
	NRW Bank	0.625%	2/11/26	EUR	15,000	17,236
	NRW Bank	0.500%	5/11/26	EUR	12,000	13,700
	NRW Bank	0.250%	9/28/26	EUR	5,950	6,678
	NRW Bank	0.625%	2/23/27	EUR	15,000	17,299
	NRW Bank	0.500%	9/13/27	EUR	15,000	17,202
	NRW Bank	0.625%	1/4/28	EUR	7,000	8,101
	NRW Bank	0.375%	5/16/29	EUR	7,250	8,241
	NRW Bank	1.250%	5/13/49	EUR	10,000	13,936
	State of Baden-Wurttemberg	1.000%	7/18/22	EUR	5,000	5,633
	State of Baden-Wurttemberg	2.000%	11/13/23	EUR	8,000	9,463
	State of Baden-Wurttemberg	0.625%	2/9/27	EUR	10,000	11,535
	State of Berlin	1.500%	1/21/21	EUR	3,300	3,661
	State of Berlin	3.125%	8/17/21	EUR	30,300	34,640
	State of Berlin	0.750%	11/11/22	EUR	10,000	11,235
	State of Berlin	1.875%	6/12/23	EUR	1,800	2,101
	State of Berlin	0.625%	3/20/26	EUR	40,000	45,845
	State of Berlin	1.000%	5/19/32	EUR	15,000	18,211
	State of Berlin	0.625%	8/25/36	EUR	2,500	2,942
	State of Brandenburg	3.500%	6/15/21	EUR	15,000	17,125
	State of Brandenburg	0.750%	8/8/36	EUR	10,000	12,010
	State of Brandenburg	1.450%	11/26/38	EUR	10,000	13,497

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	State of Bremen	0.500%	7/30/21	EUR	15,000	16,589
	State of Bremen	0.500%	3/3/25	EUR	13,000	14,692
	State of Bremen	1.500%	11/12/38	EUR	4,930	6,656
	State of Bremen	1.000%	5/27/39	EUR	12,500	15,567
	State of Hesse	3.000%	8/23/21	EUR	12,000	13,708
[10]	State of Hesse	0.000%	9/15/21	EUR	4,900	5,395
	State of Hesse	0.375%	7/4/22	EUR	10,000	11,104
	State of Hesse	1.750%	1/20/23	EUR	3,000	3,466
	State of Hesse	0.375%	3/10/23	EUR	38,000	42,340
	State of Hesse	0.125%	1/25/24	EUR	1,995	2,212
	State of Hesse	1.375%	6/10/24	EUR	4,000	4,667
	State of Hesse	0.500%	2/17/25	EUR	10,500	11,883
	State of Hesse	0.250%	6/10/25	EUR	25,000	27,986
	State of Hesse	0.375%	7/6/26	EUR	59,900	67,821
	State of Hesse	1.300%	10/10/33	EUR	5,000	6,281
	State of Hesse	0.750%	8/4/36	EUR	12,000	14,258
	State of Lower Saxony	2.750%	9/13/21	EUR	21,500	24,512
	State of Lower Saxony	0.000%	1/10/22	EUR	10,000	11,002
	State of Lower Saxony	1.000%	8/18/22	EUR	11,000	12,394
	State of Lower Saxony	0.050%	11/10/22	EUR	10,000	11,031
	State of Lower Saxony	0.375%	1/19/23	EUR	15,000	16,722
	State of Lower Saxony	0.125%	3/7/23	EUR	20,000	22,156
	State of Lower Saxony	2.125%	10/11/23	EUR	1,000	1,186
	State of Lower Saxony	2.125%	1/16/24	EUR	310	370
	State of Lower Saxony	0.000%	8/2/24	EUR	47,000	52,036
	State of Lower Saxony	0.625%	1/20/25	EUR	10,000	11,389
	State of Lower Saxony	0.375%	1/9/26	EUR	20,687	23,356
	State of Lower Saxony	0.500%	6/8/26	EUR	2,500	2,849
	State of Lower Saxony	0.125%	4/8/27	EUR	2,000	2,229
	State of Lower Saxony	0.625%	7/6/27	EUR	20,000	23,067
	State of Lower Saxony	0.375%	5/14/29	EUR	6,000	6,823
	State of North Rhine-Westphalia Germany	1.500%	1/14/21	EUR	4,000	4,436
	State of North Rhine-Westphalia Germany	0.375%	10/19/21	EUR	10,000	11,055
	State of North Rhine-Westphalia Germany	1.375%	5/16/22	EUR	5,050	5,716
	State of North Rhine-Westphalia Germany	0.375%	2/16/23	EUR	4,300	4,791
	State of North Rhine-Westphalia Germany	0.200%	4/17/23	EUR	22,000	24,414
	State of North Rhine-Westphalia Germany	0.200%	2/16/24	EUR	29,866	33,162
	State of North Rhine-Westphalia Germany	1.875%	3/15/24	EUR	1,950	2,312
	State of North Rhine-Westphalia Germany	1.000%	1/16/25	EUR	220	255
	State of North Rhine-Westphalia Germany	0.500%	3/11/25	EUR	3,000	3,401
	State of North Rhine-Westphalia Germany	2.000%	10/15/25	EUR	3,000	3,680
	State of North Rhine-Westphalia Germany	0.750%	1/16/26	EUR	15,000	17,305
	State of North Rhine-Westphalia Germany	0.250%	3/13/26	EUR	17,320	19,437
	State of North Rhine-Westphalia Germany	0.500%	4/16/26	EUR	10,000	11,390
	State of North Rhine-Westphalia Germany	0.500%	2/16/27	EUR	20,400	23,298
	State of North Rhine-Westphalia Germany	0.950%	3/13/28	EUR	28,000	33,170
	State of North Rhine-Westphalia Germany	1.625%	10/24/30	EUR	10,000	12,758
	State of North Rhine-Westphalia Germany	0.625%	7/21/31	EUR	15,000	17,457
	State of North Rhine-Westphalia Germany	2.375%	5/13/33	EUR	36,400	51,634
	State of North Rhine-Westphalia Germany	1.100%	3/13/34	EUR	27,000	33,453
	State of North Rhine-Westphalia Germany	1.250%	5/12/36	EUR	14,000	17,991
	State of North Rhine-Westphalia Germany	1.650%	2/22/38	EUR	10,000	13,692
	State of North Rhine-Westphalia Germany	1.500%	6/12/40	EUR	10,000	13,762
	State of North Rhine-Westphalia Germany	0.750%	8/16/41	EUR	2,000	2,430

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
State of North Rhine-Westphalia Germany	1.450%	2/16/43	EUR	5,000	6,943
State of North Rhine-Westphalia Germany	1.650%	5/16/47	EUR	10,000	15,011
State of North Rhine-Westphalia Germany	1.550%	6/16/48	EUR	10,000	14,830
State of North Rhine-Westphalia Germany	0.800%	7/30/49	EUR	10,575	13,389
State of North Rhine-Westphalia Germany	1.750%	10/26/57	EUR	16,000	26,865
State of North Rhine-Westphalia Germany	1.750%	7/11/68	EUR	5,000	8,663
State of North Rhine-Westphalia Germany	1.950%	9/26/78	EUR	18,700	35,730
State of North Rhine-Westphalia Germany	2.150%	3/21/19	EUR	20,030	39,282
State of Rhineland-Palatinate	0.500%	9/3/21	EUR	5,000	5,534
State of Rhineland-Palatinate	2.375%	2/23/22	EUR	2,500	2,868
State of Rhineland-Palatinate	0.500%	1/21/25	EUR	6,000	6,795
State of Rhineland-Palatinate	0.100%	8/18/26	EUR	10,000	11,130
State of Rhineland-Palatinate	0.700%	1/26/28	EUR	10,000	11,598
State of Saxony-Anhalt	1.625%	4/25/23	EUR	4,000	4,630
State of Saxony-Anhalt	1.875%	4/10/24	EUR	9,000	10,680
State of Saxony-Anhalt	0.500%	6/25/27	EUR	2,500	2,861
State of Schleswig-Holstein Germany	0.500%	5/19/26	EUR	40,900	46,580
Wirtschafts- und Infrastrukturbank Hessen	1.750%	12/6/22	EUR	2,500	2,879
					11,905,735
Total Germany (Cost $14,642,790)					14,801,888
Hong Kong (0.0%)
Corporate Bonds (0.0%)
Cheung Kong Infrastructure Finance BVI Ltd.	1.000%	12/12/24	EUR	600	651
Hong Kong & Shanghai Banking Corp. Ltd.	2.750%	8/16/21	AUD	400	266
Hongkong & Shanghai Banking Corp. Ltd.	0.204%	6/25/24	JPY	600,000	5,554
					6,471
Sovereign Bonds (0.0%)
Hong Kong Special Administrative Region	2.220%	8/7/24	HKD	30,000	4,178
Hong Kong Special Administrative Region	1.680%	1/21/26	HKD	10,000	1,384
Hong Kong Special Administrative Region	1.970%	1/17/29	HKD	120,000	17,317
					22,879
Total Hong Kong (Cost $27,458)					29,350
Hungary (0.1%)
Sovereign Bonds (0.1%)
Republic of Hungary	0.500%	4/21/21	HUF	4,032,670	12,450
Republic of Hungary	2.500%	10/27/21	HUF	900,000	2,851
Republic of Hungary	7.000%	6/24/22	HUF	534,000	1,862
Republic of Hungary	1.750%	10/26/22	HUF	400,000	1,254
Republic of Hungary	6.000%	11/24/23	HUF	2,910,000	10,441
Republic of Hungary	2.500%	10/24/24	HUF	1,467,000	4,756
Republic of Hungary	5.500%	6/24/25	HUF	6,037,430	22,450
Republic of Hungary	1.250%	10/22/25	EUR	13,500	14,742
Republic of Hungary	2.750%	12/22/26	HUF	6,950,000	23,083
Republic of Hungary	1.750%	10/10/27	EUR	4,400	4,892
Republic of Hungary	3.000%	10/27/27	HUF	19,922,490	67,000
Republic of Hungary	6.750%	10/22/28	HUF	800,000	3,421
Republic of Hungary	3.000%	8/21/30	HUF	1,900,000	6,452
Republic of Hungary	3.250%	10/22/31	HUF	950,000	3,309

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Total Hungary (Cost $190,866)					178,963
Indonesia (0.7%)
Sovereign Bonds (0.7%)
Indonesia Treasury Bond	6.500%	6/15/25	IDR	215,000,000	14,013
Indonesia Treasury Bond	7.000%	9/15/30	IDR	919,322,000	57,354
Indonesia Treasury Bond	6.625%	5/15/33	IDR	2,049,414,000	121,383
Indonesia Treasury Bond	7.500%	5/15/38	IDR	719,972,000	45,461
Republic of Indonesia	2.875%	7/8/21	EUR	11,020	12,151
Republic of Indonesia	8.250%	7/15/21	IDR	150,000,000	10,356
Republic of Indonesia	5.625%	5/15/23	IDR	913,604,000	59,522
Republic of Indonesia	2.625%	6/14/23	EUR	200	220
Republic of Indonesia	8.375%	3/15/24	IDR	1,440,785,000	100,423
Republic of Indonesia	8.125%	5/15/24	IDR	550,000,000	38,133
Republic of Indonesia	1.750%	4/24/25	EUR	13,400	14,036
Republic of Indonesia	8.375%	9/15/26	IDR	675,000,000	47,205
Republic of Indonesia	1.450%	9/18/26	EUR	4,420	4,493
Republic of Indonesia	0.900%	2/14/27	EUR	6,370	6,219
Republic of Indonesia	7.000%	5/15/27	IDR	1,591,251,000	102,354
Republic of Indonesia	6.125%	5/15/28	IDR	1,843,000,000	109,725
Republic of Indonesia	3.750%	6/14/28	EUR	18,700	21,912
Republic of Indonesia	8.250%	5/15/29	IDR	1,134,350,000	77,632
Republic of Indonesia	7.500%	8/15/32	IDR	200,000,000	12,827
Republic of Indonesia	8.375%	3/15/34	IDR	50,000,000	3,414
Republic of Indonesia	7.500%	6/15/35	IDR	400,200,000	25,478
Republic of Indonesia	8.250%	5/15/36	IDR	467,800,000	31,717
Republic of Indonesia	9.750%	5/15/37	IDR	130,303,000	9,967
Total Indonesia (Cost $1,003,189)					925,995
Ireland (0.7%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.0%)
AIB Mortgage Bank	0.625%	2/3/22	EUR	3,000	3,333

Corporate Bonds (0.1%)
Bank of Ireland Group plc	1.375%	8/29/23	EUR	15,200	16,323
[1] Bank of Ireland Group plc	1.000%	11/25/25	EUR	22,000	22,842
CRH Finance DAC	3.125%	4/3/23	EUR	10,850	12,668
CRH Finance DAC	1.375%	10/18/28	EUR	1,400	1,553
CRH Finance Switzerland AG	1.375%	9/30/22	CHF	5,300	5,587
Dali Capital plc	4.799%	12/21/37	GBP	550	922
Freshwater Finance plc	5.182%	4/20/35	GBP	2,000	3,469
Freshwater Finance plc	4.607%	10/17/36	GBP	1,125	1,890
Kerry Group Financial Services	2.375%	9/10/25	EUR	10,500	12,575
Ryanair DAC	1.125%	8/15/23	EUR	3,000	2,859
					80,688
Sovereign Bonds (0.6%)
ESB Finance DAC	1.875%	6/14/31	EUR	5,000	5,934
ESB Finance DAC	2.125%	11/5/33	EUR	11,100	13,550
ESB Finance Ltd.	3.494%	1/12/24	EUR	1,000	1,213
ESB Finance Ltd.	2.125%	6/8/27	EUR	6,324	7,590
GAS Networks Ireland	1.375%	12/5/26	EUR	2,500	2,847
Republic of Ireland	5.000%	10/18/20	EUR	48,006	53,862
Republic of Ireland	0.800%	3/15/22	EUR	57,280	64,300
Republic of Ireland	0.000%	10/18/22	EUR	30,500	33,805

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Republic of Ireland	3.900%	3/20/23	EUR	22,965	28,320
Republic of Ireland	3.400%	3/18/24	EUR	103,200	129,630
Republic of Ireland	1.000%	5/15/26	EUR	91,950	107,848
Republic of Ireland	0.200%	5/15/27	EUR	119,922	133,656
Republic of Ireland	0.900%	5/15/28	EUR	22,884	26,954
Republic of Ireland	1.100%	5/15/29	EUR	25,000	30,003
Republic of Ireland	2.400%	5/15/30	EUR	29,090	39,137
Republic of Ireland	1.350%	3/18/31	EUR	40,000	49,231
Republic of Ireland	1.300%	5/15/33	EUR	20,400	25,236
Republic of Ireland	0.400%	5/15/35	EUR	22,365	24,456
Republic of Ireland	1.700%	5/15/37	EUR	25,190	33,100
Republic of Ireland	2.000%	2/18/45	EUR	42,390	61,345
Republic of Ireland	1.500%	5/15/50	EUR	27,526	36,315
					908,332
Total Ireland (Cost $967,733)					992,353
Israel (0.3%)
Sovereign Bonds (0.3%)
State of Israel	1.000%	4/30/21	ILS	65,000	18,814
State of Israel	5.500%	1/31/22	ILS	20,000	6,274
State of Israel	1.250%	11/30/22	ILS	95,170	28,026
State of Israel	4.250%	3/31/23	ILS	73,000	23,380
State of Israel	1.500%	11/30/23	ILS	54,800	16,403
State of Israel	2.875%	1/29/24	EUR	5,900	7,000
State of Israel	3.750%	3/31/24	ILS	37,000	12,038
State of Israel	1.750%	8/31/25	ILS	229,500	70,424
State of Israel	6.250%	10/30/26	ILS	56,360	22,085
State of Israel	1.500%	1/18/27	EUR	25,607	29,349
State of Israel	2.000%	3/31/27	ILS	162,000	51,035
State of Israel	2.250%	9/28/28	ILS	228,700	74,152
State of Israel	1.500%	1/16/29	EUR	5,000	5,730
State of Israel	1.000%	3/31/30	ILS	44,562	13,085
State of Israel	5.500%	1/31/42	ILS	66,000	33,172
State of Israel	3.750%	3/31/47	ILS	51,000	21,171
State of Israel	2.500%	1/16/49	EUR	2,500	3,370
Total Israel (Cost $389,409)					435,508
Italy (7.4%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.2%)
[1] Banca Monte dei Paschi di Siena SPA	2.875%	4/16/21	EUR	4,000	4,480
Banca Monte dei Paschi di Siena SPA	2.875%	7/16/24	EUR	5,640	6,728
Banca Popolare dell’Emilia Romagna SC	0.875%	1/22/22	EUR	5,000	5,551
Banca Popolare di Milano Scarl	0.625%	6/8/23	EUR	10,000	11,017
Banco BPM SPA	0.750%	3/31/22	EUR	10,000	11,054
Banco BPM SPA	1.000%	1/23/25	EUR	15,000	16,740
Banco di Desio e della Brianza SPA	0.875%	9/12/24	EUR	16,000	18,082
Credit Agricole Cariparma SPA	0.875%	6/16/23	EUR	10,000	11,209
Credit Agricole Cariparma SPA	0.250%	9/30/24	EUR	10,800	11,859
Credit Agricole Italia SPA	0.875%	1/31/22	EUR	10,000	11,120
Credit Agricole Italia SPA	1.750%	1/15/38	EUR	5,000	6,410
Intesa Sanpaolo SPA	0.625%	1/20/22	EUR	5,000	5,535
Intesa Sanpaolo SPA	3.625%	12/5/22	EUR	4,200	5,037
Intesa Sanpaolo SPA	0.500%	3/5/24	EUR	5,000	5,561
Intesa Sanpaolo SPA	3.375%	1/24/25	EUR	10,500	13,243

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Intesa Sanpaolo SPA	3.250%	2/10/26	EUR	4,000	5,156
	UniCredit SPA	5.000%	10/31/21	EUR	3,000	3,533
	UniCredit SPA	5.250%	4/30/23	EUR	9,000	11,394
	Unione di Banche Italiane SPA	5.250%	1/28/21	EUR	2,500	2,840
	Unione di Banche Italiane SPA	1.000%	1/27/23	EUR	18,500	20,806
	Unione di Banche Italiane SPA	3.125%	2/5/24	EUR	4,000	4,887
	Unione di Banche Italiane SPA	1.250%	2/7/25	EUR	2,500	2,889
	Unione di Banche Italiane SPA	0.375%	9/14/26	EUR	10,000	11,077
	Unione di Banche Italiane SPA	1.125%	10/4/27	EUR	13,700	15,939
						222,147
Corporate Bonds (0.5%)
	2i Rete Gas SPA	3.000%	7/16/24	EUR	6,000	7,186
	2i Rete Gas SPA	1.608%	10/31/27	EUR	6,500	7,241
	Aeroporti Di Roma SPA	5.441%	2/20/23	GBP	250	341
	Aeroporti di Roma SPA	1.625%	6/8/27	EUR	3,900	3,995
	Assicurazioni Generali SPA	5.125%	9/16/24	EUR	7,280	9,331
	Assicurazioni Generali SPA	4.125%	5/4/26	EUR	2,600	3,094
[1]	Assicurazioni Generali SPA	7.750%	12/12/42	EUR	8,000	9,842
[1]	Assicurazioni Generali SPA	5.500%	10/27/47	EUR	10,737	13,157
[1]	Assicurazioni Generali SPA	5.000%	6/8/48	EUR	3,000	3,572
	Banca Monte dei Paschi di Siena SPA	1.250%	1/20/22	EUR	5,000	5,545
	Banca Monte dei Paschi di Siena SPA	2.125%	11/26/25	EUR	9,000	10,552
	Buzzi Unicem SPA	2.125%	4/28/23	EUR	1,300	1,423
	Covivio	2.375%	2/20/28	EUR	200	229
	Credit Agricole Cariparma SPA	0.625%	1/13/26	EUR	5,600	6,253
	Credit Agricole Italia SPA	1.000%	3/25/27	EUR	15,000	17,220
	Credit Agricole Italia SPA	0.250%	1/17/28	EUR	5,000	5,432
	Credit Agricole Italia SPA	1.625%	3/21/29	EUR	2,000	2,435
	Credit Agricole Italia SPA	1.000%	1/17/45	EUR	700	785
	Credito Emiliano SPA	1.125%	1/17/24	EUR	10,000	11,337
	Enel Finance International NV	5.000%	7/12/21	EUR	2,000	2,314
	Enel Finance International NV	4.875%	4/17/23	EUR	2,400	2,966
	Enel Finance International NV	5.250%	9/29/23	EUR	736	933
	Enel Finance International NV	0.000%	6/17/24	EUR	100	107
	Enel Finance International NV	5.625%	8/14/24	GBP	3,700	5,374
	Enel Finance International NV	1.000%	9/16/24	EUR	3,100	3,458
	Enel Finance International NV	1.966%	1/27/25	EUR	14,716	17,120
	Enel Finance International NV	1.500%	7/21/25	EUR	5,100	5,822
	Enel Finance International NV	1.375%	6/1/26	EUR	42,145	48,149
	Enel Finance International NV	1.125%	9/16/26	EUR	4,900	5,491
	Enel Finance International NV	0.375%	6/17/27	EUR	100	107
	Enel Finance International NV	1.125%	10/17/34	EUR	200	215
	Enel Finance International NV	5.750%	9/14/40	GBP	3,200	6,026
	Enel SPA	5.750%	6/22/37	GBP	3,000	5,428
[1]	Enel SPA	6.625%	9/15/76	GBP	10,627	13,797
[1]	Enel SPA	2.500%	11/24/78	EUR	11,100	11,952
[1]	Enel SPA	3.500%	5/24/80	EUR	8,000	9,024
[1]	Enel SPA	3.375%	11/24/81	EUR	300	333
	Eni SPA	2.625%	11/22/21	EUR	3,000	3,383
	Eni SPA	0.750%	5/17/22	EUR	500	547
	Eni SPA	3.250%	7/10/23	EUR	10,960	12,889
	Eni SPA	0.625%	9/19/24	EUR	10,000	10,797
	Eni SPA	3.750%	9/12/25	EUR	6,600	8,224
	Eni SPA	1.500%	2/2/26	EUR	800	895

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Eni SPA	1.500%	1/17/27	EUR	5,000	5,615
	Eni SPA	1.625%	5/17/28	EUR	3,000	3,383
	Eni SPA	1.125%	9/19/28	EUR	5,500	5,952
	Eni SPA	1.000%	10/11/34	EUR	6,000	5,937
	FCA Bank SPA	1.625%	9/29/21	GBP	3,000	3,715
	FCA Bank SPA	1.000%	11/15/21	EUR	23,900	25,823
	FCA Bank SPA	1.000%	2/21/22	EUR	100	108
	FCA Bank SPA	1.250%	6/21/22	EUR	110	118
	Intesa Sanpaolo SPA	2.000%	6/18/21	EUR	12,228	13,516
	Intesa Sanpaolo SPA	3.500%	1/17/22	EUR	8,100	9,201
	Intesa Sanpaolo SPA	1.125%	3/4/22	EUR	1,700	1,854
	Intesa Sanpaolo SPA	0.875%	6/27/22	EUR	12,600	13,641
	Intesa Sanpaolo SPA	2.125%	8/30/23	EUR	8,000	8,931
	Intesa Sanpaolo SPA	4.000%	10/30/23	EUR	6,100	7,230
	Intesa Sanpaolo SPA	1.375%	1/18/24	EUR	15,000	16,299
	Intesa Sanpaolo SPA	1.000%	7/4/24	EUR	5,800	6,204
	Intesa Sanpaolo SPA	1.125%	7/14/25	EUR	5,000	5,747
	Intesa Sanpaolo SPA	1.000%	11/19/26	EUR	10,000	10,445
	Intesa Sanpaolo SPA	1.750%	3/20/28	EUR	26,078	27,843
	Intesa Sanpaolo SPA	1.750%	7/4/29	EUR	9,000	9,502
	Intesa Sanpaolo SPA	2.500%	1/15/30	GBP	3,000	3,448
	Iren SPA	1.950%	9/19/25	EUR	6,000	6,951
	Italgas SPA	0.500%	1/19/22	EUR	18,000	19,740
	Italgas SPA	1.625%	1/19/27	EUR	5,000	5,713
	Italgas SPA	0.875%	4/24/30	EUR	6,000	6,317
	Mediobanca Banca di Credito Finanziario SPA	1.125%	7/15/25	EUR	7,000	7,271
	Mediobanca Banca di Credito Finanziario SPA	1.375%	11/10/25	EUR	10,800	12,594
	Mediobanca Banca di Credito Finanziario SPA	0.875%	1/15/26	EUR	16,000	16,225
	Mediobanca SPA	1.250%	11/24/29	EUR	2,600	3,068
	Snam SPA	1.000%	9/18/23	EUR	100	111
	Snam SPA	0.000%	5/12/24	EUR	3,000	3,201
	Snam SPA	1.250%	1/25/25	EUR	500	560
	Snam SPA	0.875%	10/25/26	EUR	19,655	21,600
	Snam SPA	1.000%	9/12/34	EUR	8,000	8,534
	Societa Iniziative Autostradalie Servizi SPA	1.625%	2/8/28	EUR	9,911	9,976
	Terna Rete Elettrica Nazionale SPA	0.875%	2/2/22	EUR	7,066	7,772
	Terna Rete Elettrica Nazionale SPA	1.375%	7/26/27	EUR	9,740	10,976
	Terna Rete Elettrica Nazionale SPA	1.000%	10/11/28	EUR	13,300	14,476
	UniCredit SPA	2.000%	3/4/23	EUR	10,000	11,106
[1]	UniCredit SPA	1.250%	6/25/25	EUR	31,690	33,865
	UniCredit SPA	0.375%	10/31/26	EUR	19,050	21,086
	Unione di Banche Italiane SPA	0.750%	10/17/22	EUR	100	107
	Unione di Banche Italiane SPA	1.500%	4/10/24	EUR	5,000	5,344
	Unione di Banche Italiane SPA	0.500%	7/15/24	EUR	5,500	6,129
	Unione di Banche Italiane SPA	1.000%	9/25/25	EUR	10,000	11,501
	Unione di Banche Italiane SPA	1.250%	1/15/30	EUR	500	593
						723,649
Sovereign Bonds (6.7%)
	A2A SPA	1.250%	3/16/24	EUR	4,000	4,479
	ACEA SPA	2.625%	7/15/24	EUR	3,200	3,758
	ACEA SPA	1.000%	10/24/26	EUR	2,121	2,325

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	ACEA SPA	1.500%	6/8/27	EUR	14,847	16,760
	Cassa Depositi e Prestiti SPA	2.750%	5/31/21	EUR	8,000	8,958
	Cassa Depositi e Prestiti SPA	2.125%	9/27/23	EUR	5,000	5,633
	Cassa Depositi e Prestiti SPA	1.500%	6/21/24	EUR	5,000	5,490
	Cassa Depositi e Prestiti SPA	1.500%	4/9/25	EUR	7,700	8,409
	Cassa Depositi e Prestiti SPA	1.875%	2/7/26	EUR	5,000	5,551
	Cassa Depositi e Prestiti SPA	1.000%	2/11/30	EUR	5,000	4,912
	Hera SPA	0.875%	10/14/26	EUR	5,000	5,514
	Hera SPA	0.875%	7/5/27	EUR	10,000	10,962
	Hera SPA	5.200%	1/29/28	EUR	6,000	8,588
[2]	Republic of Italy	3.750%	5/1/21	EUR	126,450	143,251
	Republic of Italy	0.450%	6/1/21	EUR	201,100	220,694
	Republic of Italy	0.000%	6/29/21	EUR	110,000	119,906
[2]	Republic of Italy	3.750%	8/1/21	EUR	214,852	245,077
	Republic of Italy	4.750%	9/1/21	EUR	27,500	31,851
	Republic of Italy	2.300%	10/15/21	EUR	159,835	179,702
	Republic of Italy	0.000%	11/29/21	EUR	71,202	77,212
	Republic of Italy	2.150%	12/15/21	EUR	106,200	119,425
	Republic of Italy	5.000%	3/1/22	EUR	37,895	44,870
	Republic of Italy	1.350%	4/15/22	EUR	255,559	284,024
	Republic of Italy	1.000%	7/15/22	EUR	106,198	117,360
	Republic of Italy	5.500%	9/1/22	EUR	62,500	76,095
	Republic of Italy	5.500%	11/1/22	EUR	70,000	85,713
	Republic of Italy	0.950%	3/1/23	EUR	240,000	264,548
	Republic of Italy	4.500%	5/1/23	EUR	164,680	200,245
[2]	Republic of Italy	4.750%	8/1/23	EUR	45,580	56,175
	Republic of Italy	2.450%	10/1/23	EUR	541,311	624,442
	Republic of Italy	9.000%	11/1/23	EUR	31,000	43,417
	Republic of Italy	4.500%	3/1/24	EUR	93,780	116,256
	Republic of Italy	1.750%	7/1/24	EUR	386,133	434,854
	Republic of Italy	3.750%	9/1/24	EUR	58,900	71,688
	Republic of Italy	0.350%	2/1/25	EUR	30,109	31,799
[2]	Republic of Italy	5.000%	3/1/25	EUR	56,719	73,239
	Republic of Italy	1.500%	6/1/25	EUR	15,055	16,721
[2]	Republic of Italy	1.850%	7/1/25	EUR	545,401	614,685
	Republic of Italy	2.500%	11/15/25	EUR	8,848	10,311
[2]	Republic of Italy	4.500%	3/1/26	EUR	215,575	278,016
	Republic of Italy	2.100%	7/15/26	EUR	464,043	529,717
	Republic of Italy	7.250%	11/1/26	EUR	60,300	89,831
	Republic of Italy	2.200%	6/1/27	EUR	107,700	123,476
	Republic of Italy	2.050%	8/1/27	EUR	474,273	537,954
	Republic of Italy	6.500%	11/1/27	EUR	795	1,171
	Republic of Italy	2.000%	2/1/28	EUR	68,386	77,260
	Republic of Italy	6.000%	8/4/28	GBP	11,900	17,975
	Republic of Italy	3.000%	8/1/29	EUR	845,192	1,024,108
[2]	Republic of Italy	3.500%	3/1/30	EUR	87,000	109,618
	Republic of Italy	1.350%	4/1/30	EUR	135,000	142,251
	Republic of Italy	5.750%	2/1/33	EUR	97,200	150,115
[2]	Republic of Italy	5.000%	8/1/34	EUR	92,730	137,258
[2]	Republic of Italy	3.350%	3/1/35	EUR	444,514	562,360
[2]	Republic of Italy	4.000%	2/1/37	EUR	120,310	163,836
[2]	Republic of Italy	2.950%	9/1/38	EUR	120,190	144,712
[2]	Republic of Italy	3.100%	3/1/40	EUR	269,610	330,054
[2]	Republic of Italy	5.000%	9/1/40	EUR	47,738	74,006

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
[2]	Republic of Italy	4.750%	9/1/44	EUR	102,980	157,526
[2]	Republic of Italy	3.850%	9/1/49	EUR	80,290	110,324
	Republic of Italy	2.450%	9/1/50	EUR	342,259	362,984
[2]	Republic of Italy	2.800%	3/1/67	EUR	25,637	28,793
						9,548,244
Total Italy (Cost $10,452,992)						10,494,040
Japan (19.6%)
Corporate Bonds (0.3%)
	American Honda Finance Corp.	0.350%	8/26/22	EUR	2,820	3,033
	American Honda Finance Corp.	1.375%	11/10/22	EUR	5,100	5,614
	American Honda Finance Corp.	0.750%	1/17/24	EUR	7,200	7,765
	Asahi Group Holdings Ltd.	0.321%	9/19/21	EUR	700	759
	Daiichi Sankyo Co. Ltd.	0.810%	7/25/36	JPY	400,000	3,781
	Denso Corp.	0.315%	3/17/28	JPY	800,000	7,481
	East Japan Railway Co.	4.875%	6/14/34	GBP	5,500	9,944
	East Japan Railway Co.	4.500%	1/25/36	GBP	1,300	2,323
	Fast Retailing Co. Ltd.	0.749%	12/18/25	JPY	100,000	956
	Fast Retailing Co. Ltd.	0.405%	6/6/28	JPY	1,400,000	13,072
	Honda Canada Finance Inc.	2.268%	7/15/22	CAD	5,000	3,608
	JT International Financial Services BV	1.000%	11/26/29	EUR	11,200	11,898
	JT International Financial Services BV	2.750%	9/28/33	GBP	5,100	6,704
	Kansai Electric Power Co. Inc.	0.280%	4/25/24	JPY	92,000	857
	Kansai Electric Power Co. Inc.	0.470%	5/25/27	JPY	175,000	1,632
	Kansai Electric Power Co. Inc.	0.490%	7/23/27	JPY	244,000	2,278
	Kansai Electric Power Co. Inc.	0.460%	12/20/27	JPY	700,000	6,516
	Kirin Holdings Co. Ltd.	1.239%	9/24/21	JPY	300,000	2,839
	Kyushu Electric Power Co. Inc.	1.064%	2/23/24	JPY	200,000	1,923
	Kyushu Electric Power Co. Inc.	0.170%	8/23/24	JPY	70,000	649
	Kyushu Electric Power Co. Inc.	0.430%	5/25/29	JPY	180,000	1,674
	Mitsubishi UFJ Financial Group Inc.	0.680%	1/26/23	EUR	10,000	10,868
	Mitsubishi UFJ Financial Group Inc.	0.940%	6/26/24	JPY	200,000	1,882
	Mitsubishi UFJ Financial Group Inc.	0.872%	9/7/24	EUR	19,000	20,554
	Mitsubishi UFJ Financial Group Inc.	0.535%	4/28/26	JPY	200,000	1,841
	Mitsubishi UFJ Financial Group Inc.	0.366%	7/29/26	JPY	242,000	2,204
	Mitsubishi UFJ Financial Group Inc.	0.652%	7/26/27	JPY	200,000	1,850
	Mitsubishi UFJ Financial Group Inc.	0.535%	5/31/28	JPY	300,000	2,741
[1]	Mitsubishi UFJ Financial Group Inc.	0.360%	10/31/28	JPY	400,000	3,645
	Mitsubishi UFJ Financial Group Inc.	0.848%	7/19/29	EUR	16,000	16,532
	Mizuho Financial Group Inc.	0.100%	7/22/21	JPY	300,000	2,783
	Mizuho Financial Group Inc.	0.523%	6/10/24	EUR	2,300	2,461
	Mizuho Financial Group Inc.	0.956%	10/16/24	EUR	4,950	5,381
[1]	Mizuho Financial Group Inc.	0.500%	1/26/27	JPY	200,000	1,866
	Mizuho Financial Group Inc.	0.650%	1/26/27	JPY	261,000	2,407
	Mizuho Financial Group Inc.	0.402%	9/6/29	EUR	5,000	5,031
	Mizuho Financial Group Inc.	0.797%	4/15/30	EUR	10,000	10,291
	MUFG Bank Ltd.	0.875%	3/11/22	EUR	5,000	5,490
	MUFG Bank Ltd.	1.390%	5/31/22	JPY	100,000	952
	MUFG Bank Ltd.	1.950%	11/12/25	JPY	500,000	5,000
	Nippon Telegraph & Telephone Corp.	1.020%	9/17/21	JPY	500,000	4,717
	Nomura Europe Finance NV	1.500%	5/12/21	EUR	5,600	6,177
	Panasonic Corp.	0.300%	9/20/23	JPY	400,000	3,726
	Panasonic Corp.	0.934%	3/19/25	JPY	1,200,000	11,529
	Panasonic Corp.	0.470%	9/18/26	JPY	1,800,000	16,874

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Resona Bank Ltd.	1.780%	3/15/22	JPY	500,000	4,722
	Shinkin Central Bank	0.030%	10/27/21	JPY	2,600,000	24,214
	Shinkin Central Bank	0.110%	6/27/23	JPY	300,000	2,798
	Shinkin Central Bank	0.110%	10/27/23	JPY	200,000	1,866
	Sony Corp.	0.230%	9/17/21	JPY	1,200,000	11,199
	Sumitomo Mitsui Banking Corp.	1.000%	1/19/22	EUR	5,100	5,610
	Sumitomo Mitsui Banking Corp.	2.750%	7/24/23	EUR	500	581
	Sumitomo Mitsui Banking Corp.	0.267%	6/18/26	EUR	10,000	11,072
	Sumitomo Mitsui Banking Corp.	0.409%	11/7/29	EUR	7,000	7,734
	Sumitomo Mitsui Financial Group Inc.	0.606%	1/18/22	EUR	200	218
	Sumitomo Mitsui Financial Group Inc.	3.662%	3/29/22	AUD	4,400	2,950
	Sumitomo Mitsui Financial Group Inc.	0.819%	7/23/23	EUR	1,600	1,736
	Sumitomo Mitsui Financial Group Inc.	0.849%	9/12/24	JPY	1,500,000	14,024
	Sumitomo Mitsui Financial Group Inc.	0.934%	10/11/24	EUR	200	218
	Sumitomo Mitsui Financial Group Inc.	1.546%	6/15/26	EUR	11,200	12,511
	Sumitomo Mitsui Financial Group Inc.	0.585%	3/16/28	JPY	285,000	2,602
	Sumitomo Mitsui Financial Group Inc.	0.632%	10/23/29	EUR	11,000	11,120
	Sumitomo Mitsui Trust Bank Ltd.	1.620%	3/22/22	JPY	500,000	4,768
	Takeda Pharmaceutical Co. Ltd.	1.125%	11/21/22	EUR	7,300	8,031
	Takeda Pharmaceutical Co. Ltd.	2.250%	11/21/26	EUR	8,600	10,250
	Takeda Pharmaceutical Co. Ltd.	3.000%	11/21/30	EUR	20,800	25,845
	Toyota Finance Australia Ltd.	3.100%	5/19/22	AUD	6,928	4,605
	Toyota Finance Australia Ltd.	1.625%	7/11/22	GBP	2,200	2,761
	Toyota Finance Australia Ltd.	0.500%	4/6/23	EUR	1,100	1,199
	Toyota Motor Credit Corp.	1.125%	9/7/21	GBP	4,000	4,996
	Toyota Motor Credit Corp.	1.000%	9/10/21	EUR	13,300	14,630
	Toyota Motor Finance Netherlands BV	0.250%	1/10/22	EUR	200	218
	Toyota Motor Finance Netherlands BV	0.625%	9/26/23	EUR	22,700	24,834
						459,420
Sovereign Bonds (19.3%)
	Central Nippon Expressway Co. Ltd.	0.030%	7/14/21	JPY	900,000	8,385
	Central Nippon Expressway Co. Ltd.	0.030%	9/17/21	JPY	1,000,000	9,316
	Central Nippon Expressway Co. Ltd.	0.070%	3/18/22	JPY	1,600,000	14,919
	Deposit Insurance Corp. of Japan	0.100%	10/19/21	JPY	1,800,000	16,801
[12]	Deposit Insurance Corp. of Japan	0.100%	10/14/22	JPY	2,900,000	27,096
[12]	Development Bank of Japan Inc.	0.900%	3/14/22	JPY	250,000	2,369
[12]	Development Bank of Japan Inc.	0.819%	9/20/22	JPY	286,000	2,718
[12]	Development Bank of Japan Inc.	1.700%	9/20/22	JPY	760,000	7,365
[12]	Development Bank of Japan Inc.	0.645%	3/18/24	JPY	501,000	4,788
[12]	Development Bank of Japan Inc.	0.466%	12/12/24	JPY	600,000	5,714
[12]	Development Bank of Japan Inc.	0.450%	3/13/25	JPY	400,000	3,811
[12]	Development Bank of Japan Inc.	0.020%	3/16/26	JPY	45,500	425
	East Nippon Expressway Co. Ltd.	0.030%	6/18/21	JPY	500,000	4,659
	East Nippon Expressway Co. Ltd.	0.060%	6/18/21	JPY	280,000	2,610
	East Nippon Expressway Co. Ltd.	0.090%	6/20/22	JPY	600,000	5,597
	East Nippon Expressway Co. Ltd.	0.090%	12/20/22	JPY	500,000	4,665
	Fukuoka Prefecture	0.432%	6/18/49	JPY	350,000	3,190
	Japan	0.100%	5/1/21	JPY	20,000,000	186,910
	Japan	0.100%	6/1/21	JPY	23,000,000	214,998
	Japan	0.100%	6/20/21	JPY	30,567,000	285,772
	Japan	2.000%	6/21/21	JPY	4,000,000	38,199
	Japan	0.100%	7/1/21	JPY	7,000,000	65,449
	Japan	0.100%	9/1/21	JPY	5,400,000	50,510
	Japan	0.100%	9/20/21	JPY	30,950,000	289,551

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Japan	1.000%	9/20/21	JPY	138,000	1,307
Japan	1.100%	9/20/21	JPY	6,400,000	60,700
Japan	0.100%	10/1/21	JPY	40,000,000	374,249
Japan	0.100%	11/1/21	JPY	10,000,000	93,583
Japan	0.100%	12/1/21	JPY	30,000,000	280,811
Japan	0.100%	12/20/21	JPY	5,150,000	48,214
Japan	1.000%	12/20/21	JPY	11,100,000	105,439
Japan	1.100%	12/20/21	JPY	4,200,000	39,960
Japan	2.100%	12/20/21	JPY	105,000	1,015
Japan	0.100%	1/1/22	JPY	26,650,000	249,514
Japan	0.100%	2/1/22	JPY	17,000,000	159,200
Japan	0.100%	3/1/22	JPY	18,000,000	168,602
Japan	0.100%	3/20/22	JPY	26,475,000	248,018
Japan	0.900%	3/20/22	JPY	4,740,000	45,071
Japan	1.000%	3/20/22	JPY	8,120,000	77,353
Japan	0.100%	4/1/22	JPY	20,000,000	187,371
Japan	0.100%	6/20/22	JPY	45,910,000	430,387
Japan	0.800%	6/20/22	JPY	12,120,000	115,310
Japan	0.900%	6/20/22	JPY	7,557,000	72,048
Japan	0.100%	9/20/22	JPY	20,000,000	187,630
Japan	0.800%	9/20/22	JPY	4,170,000	39,771
Japan	1.900%	9/20/22	JPY	67,000	655
Japan	0.100%	12/20/22	JPY	24,100,000	226,262
Japan	0.700%	12/20/22	JPY	4,025,000	38,383
Japan	0.800%	12/20/22	JPY	2,605,000	24,906
Japan	1.400%	12/20/22	JPY	6,500,000	63,104
Japan	1.700%	12/20/22	JPY	3,500,000	34,237
Japan	0.100%	3/20/23	JPY	27,237,150	255,903
Japan	0.600%	3/20/23	JPY	12,020,000	114,553
Japan	1.000%	3/20/23	JPY	530,000	5,108
Japan	0.100%	6/20/23	JPY	34,300,000	322,486
Japan	0.800%	6/20/23	JPY	13,713,500	131,746
Japan	0.800%	6/20/23	JPY	600,000	5,764
Japan	1.800%	6/20/23	JPY	2,500,000	24,750
Japan	0.100%	9/20/23	JPY	52,050,000	489,685
Japan	0.600%	9/20/23	JPY	1,000,000	9,566
Japan	0.800%	9/20/23	JPY	1,256,000	12,095
Japan	1.900%	9/20/23	JPY	3,055,000	30,480
Japan	0.100%	12/20/23	JPY	22,613,750	212,885
Japan	0.600%	12/20/23	JPY	15,660,000	150,085
Japan	1.900%	12/20/23	JPY	1,800,000	18,046
Japan	0.100%	3/20/24	JPY	41,270,000	388,755
Japan	0.600%	3/20/24	JPY	18,890,000	181,366
Japan	1.900%	3/20/24	JPY	500,000	5,037
Japan	0.100%	6/20/24	JPY	29,850,000	281,331
Japan	0.600%	6/20/24	JPY	710,000	6,829
Japan	0.100%	9/20/24	JPY	28,150,000	265,444
Japan	0.500%	9/20/24	JPY	12,700,000	121,858
Japan	2.100%	9/20/24	JPY	1,305,000	13,378
Japan	0.100%	12/20/24	JPY	38,200,000	360,472
Japan	0.300%	12/20/24	JPY	10,060,000	95,805
Japan	0.500%	12/20/24	JPY	7,730,000	74,286
Japan	0.400%	3/20/25	JPY	9,865,000	94,498
Japan	2.000%	3/20/25	JPY	75,000	773

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Japan	0.400%	6/20/25	JPY	8,000,000	76,734
	Japan	1.900%	6/20/25	JPY	1,150,000	11,859
	Japan	2.100%	6/20/25	JPY	3,000,000	31,226
	Japan	0.400%	9/20/25	JPY	3,195,000	30,687
	Japan	2.100%	9/20/25	JPY	200,000	2,092
	Japan	0.300%	12/20/25	JPY	22,700,000	217,127
	Japan	2.000%	12/20/25	JPY	3,340,000	34,943
	Japan	0.100%	3/20/26	JPY	5,100,000	48,277
	Japan	2.100%	3/20/26	JPY	860,000	9,089
	Japan	2.200%	3/20/26	JPY	800,000	8,499
	Japan	0.100%	6/20/26	JPY	5,208,300	49,336
	Japan	0.100%	9/20/26	JPY	6,950,000	65,877
	Japan	2.200%	9/20/26	JPY	60,000	644
	Japan	2.300%	9/20/26	JPY	35,000	378
	Japan	0.100%	12/20/26	JPY	12,955,000	122,860
	Japan	2.100%	12/20/26	JPY	5,000,000	53,634
	Japan	0.100%	3/20/27	JPY	11,235,000	106,604
	Japan	2.000%	3/20/27	JPY	1,000,000	10,714
	Japan	2.100%	3/20/27	JPY	350,000	3,772
	Japan	0.100%	6/20/27	JPY	8,485,000	80,543
	Japan	2.300%	6/20/27	JPY	20,000	219
	Japan	0.100%	9/20/27	JPY	13,910,000	132,066
	Japan	2.200%	9/20/27	JPY	15,000	164
	Japan	0.100%	12/20/27	JPY	11,725,000	111,360
	Japan	2.100%	12/20/27	JPY	2,241,000	24,491
	Japan	0.100%	3/20/28	JPY	16,220,000	154,037
	Japan	2.200%	3/20/28	JPY	3,950,000	43,641
	Japan	2.400%	3/20/28	JPY	5,850,000	65,497
	Japan	0.100%	6/20/28	JPY	22,500,000	213,636
	Japan	2.400%	6/20/28	JPY	1,030,000	11,585
	Japan	0.100%	9/20/28	JPY	28,220,250	267,789
	Japan	2.100%	9/20/28	JPY	6,126,000	67,751
	Japan	2.200%	9/20/28	JPY	1,200,000	13,366
	Japan	0.100%	12/20/28	JPY	27,872,600	264,314
	Japan	1.900%	12/20/28	JPY	7,240,000	79,189
	Japan	2.100%	12/20/28	JPY	600,000	6,660
	Japan	0.100%	3/20/29	JPY	52,170,000	494,414
	Japan	1.900%	3/20/29	JPY	4,150,000	45,540
	Japan	2.100%	3/20/29	JPY	4,513,000	50,274
	Japan	0.100%	6/20/29	JPY	47,960,000	454,149
	Japan	2.100%	6/20/29	JPY	5,530,000	61,815
	Japan	0.100%	9/20/29	JPY	42,841,000	405,182
	Japan	2.100%	9/20/29	JPY	8,580,000	96,232
	Japan	2.800%	9/20/29	JPY	2,700,000	31,940
	Japan	0.100%	12/20/29	JPY	42,200,000	398,738
	Japan	2.100%	12/20/29	JPY	7,500,000	84,396
	Japan	2.200%	12/20/29	JPY	5,740,000	65,107
[6]	Japan	0.100%	3/20/30	JPY	12,800,000	120,927
	Japan	2.100%	3/20/30	JPY	80,000	903
	Japan	2.200%	3/20/30	JPY	6,300,000	71,697
	Japan	2.300%	5/20/30	JPY	170,000	1,955
	Japan	1.600%	6/20/30	JPY	570,000	6,186
	Japan	1.800%	6/20/30	JPY	40,000	442
	Japan	2.000%	6/20/30	JPY	5,000,000	56,154

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Japan	1.800%	9/20/30	JPY	1,400,000	15,502
	Japan	1.900%	9/20/30	JPY	4,370,000	48,810
	Japan	2.000%	12/20/30	JPY	3,000,000	33,904
	Japan	2.100%	12/20/30	JPY	8,170,000	93,141
	Japan	1.900%	3/20/31	JPY	6,000,000	67,406
	Japan	2.000%	3/20/31	JPY	12,180,000	138,069
	Japan	2.200%	3/20/31	JPY	500,000	5,769
	Japan	1.800%	6/20/31	JPY	4,500,000	50,231
	Japan	1.900%	6/20/31	JPY	5,950,000	67,033
	Japan	1.700%	9/20/31	JPY	25,000,000	277,126
	Japan	1.800%	9/20/31	JPY	7,575,000	84,771
	Japan	1.700%	12/20/31	JPY	6,700,000	74,444
	Japan	1.800%	12/20/31	JPY	25,062,000	281,175
	Japan	1.600%	3/20/32	JPY	8,950,000	98,682
	Japan	1.700%	3/20/32	JPY	3,200,000	35,636
	Japan	1.800%	3/20/32	JPY	1,130,000	12,709
	Japan	1.500%	6/20/32	JPY	6,300,000	68,895
	Japan	1.600%	6/20/32	JPY	3,108,000	34,338
	Japan	1.700%	9/20/32	JPY	14,789,000	165,412
	Japan	1.700%	12/20/32	JPY	11,230,000	125,876
	Japan	1.800%	12/20/32	JPY	6,000,000	67,956
	Japan	1.500%	3/20/33	JPY	12,463,100	137,011
	Japan	1.600%	3/20/33	JPY	10,564,000	117,393
	Japan	1.700%	6/20/33	JPY	8,090,000	91,048
	Japan	1.700%	6/20/33	JPY	1,550,000	17,444
	Japan	1.700%	9/20/33	JPY	7,101,000	80,068
	Japan	1.600%	12/20/33	JPY	10,900,000	121,761
	Japan	2.000%	12/20/33	JPY	500,000	5,837
	Japan	1.500%	3/20/34	JPY	13,485,250	149,159
	Japan	2.400%	3/20/34	JPY	3,700,000	45,190
	Japan	1.500%	6/20/34	JPY	9,680,000	107,218
	Japan	2.500%	6/20/34	JPY	2,013,000	24,918
	Japan	1.400%	9/20/34	JPY	18,200,000	199,448
	Japan	2.500%	9/20/34	JPY	400,000	4,966
	Japan	1.200%	12/20/34	JPY	11,810,000	126,386
	Japan	2.400%	12/20/34	JPY	2,300,000	28,328
[6]	Japan	1.200%	3/20/35	JPY	11,040,000	118,226
[6]	Japan	1.200%	3/20/35	JPY	520,000	5,574
	Japan	2.300%	3/20/35	JPY	2,500,000	30,532
	Japan	1.300%	6/20/35	JPY	13,970,000	151,686
	Japan	2.300%	6/20/35	JPY	3,580,000	43,845
	Japan	1.200%	9/20/35	JPY	11,600,000	124,503
	Japan	2.500%	9/20/35	JPY	1,000,000	12,567
[6]	Japan	1.000%	12/20/35	JPY	6,850,000	71,653
	Japan	2.300%	12/20/35	JPY	2,510,000	30,931
	Japan	0.400%	3/20/36	JPY	14,820,000	142,218
	Japan	2.500%	3/20/36	JPY	2,208,000	27,935
	Japan	0.200%	6/20/36	JPY	13,000,000	120,857
	Japan	2.500%	6/20/36	JPY	1,450,000	18,405
	Japan	0.500%	9/20/36	JPY	14,730,000	143,429
	Japan	2.500%	9/20/36	JPY	600,000	7,640
	Japan	0.600%	12/20/36	JPY	16,900,000	167,084
	Japan	2.300%	12/20/36	JPY	808,000	10,076
	Japan	0.700%	3/20/37	JPY	42,005,000	421,736

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Japan	2.400%	3/20/37	JPY	3,614,000	45,757
	Japan	0.600%	6/20/37	JPY	12,020,000	118,815
	Japan	0.600%	9/20/37	JPY	11,775,000	116,375
	Japan	2.500%	9/20/37	JPY	17,000	219
	Japan	0.600%	12/20/37	JPY	18,405,550	181,875
	Japan	0.500%	3/20/38	JPY	47,710,000	461,927
	Japan	2.500%	3/20/38	JPY	2,917,000	37,840
	Japan	0.500%	6/20/38	JPY	27,530,000	267,383
	Japan	0.700%	9/20/38	JPY	18,020,000	180,945
	Japan	2.400%	9/20/38	JPY	2,532,000	32,615
	Japan	0.500%	12/20/38	JPY	20,081,600	194,838
	Japan	0.400%	3/20/39	JPY	25,399,100	241,949
	Japan	2.300%	3/20/39	JPY	4,508,000	57,610
	Japan	0.300%	6/20/39	JPY	21,840,000	204,046
	Japan	0.300%	9/20/39	JPY	16,048,000	149,779
	Japan	2.200%	9/20/39	JPY	8,928,000	113,111
[6]	Japan	0.300%	12/20/39	JPY	10,880,000	101,407
[6]	Japan	0.400%	3/20/40	JPY	5,800,000	55,057
	Japan	2.300%	3/20/40	JPY	4,580,000	59,124
	Japan	2.000%	9/20/40	JPY	17,972,000	223,305
	Japan	2.200%	3/20/41	JPY	13,268,000	170,630
	Japan	2.000%	9/20/41	JPY	12,897,000	161,732
	Japan	2.000%	3/20/42	JPY	15,226,850	191,809
	Japan	1.900%	9/20/42	JPY	18,862,000	234,857
	Japan	1.800%	3/20/43	JPY	8,235,000	101,268
	Japan	1.900%	6/20/43	JPY	7,405,650	92,770
	Japan	1.800%	9/20/43	JPY	3,486,750	43,033
	Japan	1.700%	12/20/43	JPY	5,231,700	63,582
	Japan	1.700%	3/20/44	JPY	9,536,700	116,090
	Japan	1.700%	6/20/44	JPY	6,405,400	78,146
	Japan	1.700%	9/20/44	JPY	6,827,500	83,429
	Japan	1.500%	12/20/44	JPY	10,415,000	122,903
	Japan	1.500%	3/20/45	JPY	10,105,000	119,264
	Japan	1.600%	6/20/45	JPY	4,200,000	50,575
	Japan	1.400%	9/20/45	JPY	2,860,000	33,207
	Japan	1.400%	12/20/45	JPY	5,410,000	62,898
	Japan	0.800%	3/20/46	JPY	5,620,000	57,693
	Japan	0.300%	6/20/46	JPY	5,800,000	52,847
	Japan	0.500%	9/20/46	JPY	11,730,000	112,266
	Japan	0.600%	12/20/46	JPY	10,650,000	104,399
	Japan	0.800%	3/20/47	JPY	2,411,000	24,775
	Japan	0.800%	6/20/47	JPY	6,440,000	66,193
	Japan	0.800%	9/20/47	JPY	12,090,000	124,370
	Japan	0.800%	12/20/47	JPY	14,505,000	149,247
	Japan	0.800%	3/20/48	JPY	20,215,000	208,043
	Japan	2.400%	3/20/48	JPY	800,000	11,375
	Japan	0.700%	6/20/48	JPY	15,750,000	158,225
	Japan	0.900%	9/20/48	JPY	14,094,450	148,627
	Japan	0.700%	12/20/48	JPY	13,998,500	140,628
	Japan	0.500%	3/20/49	JPY	14,000,000	133,541
	Japan	2.200%	3/20/49	JPY	1,625,000	22,501
	Japan	0.400%	6/20/49	JPY	17,363,600	161,112
	Japan	0.400%	9/20/49	JPY	15,640,000	144,915
[6]	Japan	0.400%	12/20/49	JPY	12,692,000	117,468

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
[6]	Japan	0.400%	3/20/50	JPY	3,900,000	36,046
	Japan	2.200%	3/20/50	JPY	2,240,000	31,275
	Japan	2.200%	3/20/51	JPY	3,058,000	43,113
	Japan	2.000%	3/20/52	JPY	4,860,000	66,498
	Japan	1.900%	3/20/53	JPY	3,147,000	42,546
	Japan	1.700%	3/20/54	JPY	7,175,000	93,603
	Japan	1.400%	3/20/55	JPY	7,685,000	94,048
	Japan	0.400%	3/20/56	JPY	11,330,000	104,422
	Japan	0.900%	3/20/57	JPY	12,841,300	138,624
	Japan	0.800%	3/20/58	JPY	12,441,950	130,653
[6]	Japan	0.500%	3/20/59	JPY	14,960,000	142,505
[12]	Japan Expressway Holding & Debt Repayment Agency	0.895%	6/30/22	JPY	1,200,000	11,402
[12]	Japan Expressway Holding & Debt Repayment Agency	0.839%	7/29/22	JPY	500,000	4,748
[12]	Japan Expressway Holding & Debt Repayment Agency	0.801%	8/31/22	JPY	800,000	7,596
	Japan Expressway Holding & Debt Repayment Agency	0.765%	9/20/22	JPY	200,000	1,896
	Japan Expressway Holding & Debt Repayment Agency	0.796%	9/20/22	JPY	300,000	2,846
[12]	Japan Expressway Holding & Debt Repayment Agency	0.819%	9/30/22	JPY	1,500,000	14,258
[12]	Japan Expressway Holding & Debt Repayment Agency	0.791%	10/31/22	JPY	86,700	824
[12]	Japan Expressway Holding & Debt Repayment Agency	0.805%	11/30/22	JPY	1,568,700	14,923
[12]	Japan Expressway Holding & Debt Repayment Agency	0.834%	1/31/23	JPY	900,000	8,580
[12]	Japan Expressway Holding & Debt Repayment Agency	0.815%	2/28/23	JPY	557,700	5,319
[12]	Japan Expressway Holding & Debt Repayment Agency	0.668%	3/17/23	JPY	800,000	7,599
[12]	Japan Expressway Holding & Debt Repayment Agency	0.541%	4/28/23	JPY	800,000	7,576
[12]	Japan Expressway Holding & Debt Repayment Agency	0.882%	6/30/23	JPY	817,000	7,833
[12]	Japan Expressway Holding & Debt Repayment Agency	0.911%	7/31/23	JPY	1,300,000	12,475
[12]	Japan Expressway Holding & Debt Repayment Agency	0.669%	11/30/23	JPY	1,000,000	9,546
[12]	Japan Expressway Holding & Debt Repayment Agency	0.693%	12/28/23	JPY	500,000	4,779
[12]	Japan Expressway Holding & Debt Repayment Agency	0.660%	2/29/24	JPY	2,000,000	19,120
[12]	Japan Expressway Holding & Debt Repayment Agency	0.645%	3/29/24	JPY	1,000,000	9,559
[12]	Japan Expressway Holding & Debt Repayment Agency	0.669%	4/30/24	JPY	1,000,000	9,573
[12]	Japan Expressway Holding & Debt Repayment Agency	0.660%	5/31/24	JPY	1,000,000	9,575
[12]	Japan Expressway Holding & Debt Repayment Agency	0.601%	7/31/24	JPY	2,000,000	19,124

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
[12]	Japan Expressway Holding & Debt Repayment Agency	0.544%	9/30/24	JPY	25,000	239
[12]	Japan Expressway Holding & Debt Repayment Agency	0.539%	10/31/24	JPY	1,000,000	9,550
[12]	Japan Expressway Holding & Debt Repayment Agency	0.495%	11/29/24	JPY	1,520,000	14,493
[12]	Japan Expressway Holding & Debt Repayment Agency	0.466%	12/27/24	JPY	2,000,000	19,052
[12]	Japan Expressway Holding & Debt Repayment Agency	0.320%	1/31/25	JPY	400,000	3,786
[12]	Japan Expressway Holding & Debt Repayment Agency	0.414%	2/28/25	JPY	409,000	3,890
[12]	Japan Expressway Holding & Debt Repayment Agency	0.450%	3/31/25	JPY	500,000	4,766
[12]	Japan Expressway Holding & Debt Repayment Agency	0.509%	5/30/25	JPY	580,000	5,548
[12]	Japan Expressway Holding & Debt Repayment Agency	0.557%	7/31/25	JPY	14,000	134
[12]	Japan Expressway Holding & Debt Repayment Agency	0.440%	8/29/25	JPY	64,000	612
[12]	Japan Expressway Holding & Debt Repayment Agency	0.320%	1/30/26	JPY	751,000	7,130
	Japan Expressway Holding & Debt Repayment Agency	2.450%	3/19/26	JPY	180,000	1,911
[12]	Japan Expressway Holding & Debt Repayment Agency	0.140%	4/30/27	JPY	2,300,000	21,627
[12]	Japan Expressway Holding & Debt Repayment Agency	0.110%	5/31/27	JPY	11,000	103
[12]	Japan Expressway Holding & Debt Repayment Agency	0.130%	6/30/27	JPY	300,000	2,819
[12]	Japan Expressway Holding & Debt Repayment Agency	0.155%	8/31/27	JPY	600,000	5,651
[12]	Japan Expressway Holding & Debt Repayment Agency	0.090%	9/30/27	JPY	2,969,000	27,834
	Japan Expressway Holding & Debt Repayment Agency	2.340%	10/20/27	JPY	700,000	7,612
[12]	Japan Expressway Holding & Debt Repayment Agency	0.170%	10/29/27	JPY	1,200,000	11,317
	Japan Expressway Holding & Debt Repayment Agency	0.160%	11/30/27	JPY	600,000	5,655
	Japan Expressway Holding & Debt Repayment Agency	0.185%	1/31/28	JPY	500,000	4,723
	Japan Expressway Holding & Debt Repayment Agency	2.420%	6/20/28	JPY	880,000	9,748
	Japan Expressway Holding & Debt Repayment Agency	2.370%	9/20/28	JPY	50,000	554
[12]	Japan Expressway Holding & Debt Repayment Agency	2.100%	12/28/29	JPY	500,000	5,584
[12]	Japan Expressway Holding & Debt Repayment Agency	1.427%	7/31/34	JPY	700,000	7,620
[12]	Japan Expressway Holding & Debt Repayment Agency	1.338%	10/31/34	JPY	100,000	1,079
[12]	Japan Expressway Holding & Debt Repayment Agency	0.970%	1/31/35	JPY	2,000,000	20,600

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
[12]	Japan Expressway Holding & Debt Repayment Agency	1.240%	7/31/35	JPY	600,000	6,412
[12]	Japan Expressway Holding & Debt Repayment Agency	0.934%	1/31/36	JPY	3,600,000	36,945
[12]	Japan Expressway Holding & Debt Repayment Agency	0.306%	4/30/36	JPY	200,000	1,873
[12]	Japan Expressway Holding & Debt Repayment Agency	0.149%	7/31/36	JPY	2,000,000	18,202
[12]	Japan Expressway Holding & Debt Repayment Agency	0.397%	10/31/36	JPY	200,000	1,892
[12]	Japan Expressway Holding & Debt Repayment Agency	0.591%	1/29/38	JPY	2,000,000	19,470
[12]	Japan Expressway Holding & Debt Repayment Agency	0.538%	5/31/38	JPY	400,000	3,861
	Japan Expressway Holding & Debt Repayment Agency	0.500%	9/17/38	JPY	200,000	1,889
[12]	Japan Expressway Holding & Debt Repayment Agency	0.625%	9/30/38	JPY	400,000	3,917
	Japan Expressway Holding & Debt Repayment Agency	0.500%	3/18/39	JPY	200,000	1,887
[12]	Japan Expressway Holding & Debt Repayment Agency	2.300%	2/29/40	JPY	200,000	2,561
	Japan Expressway Holding & Debt Repayment Agency	2.960%	3/19/46	JPY	350,000	5,140
	Japan Expressway Holding & Debt Repayment Agency	2.870%	12/20/46	JPY	80,000	1,170
	Japan Expressway Holding & Debt Repayment Agency	2.700%	3/20/48	JPY	2,050,000	29,631
	Japan Expressway Holding & Debt Repayment Agency	0.542%	5/31/49	JPY	900,000	8,539
[12]	Japan Expressway Holding & Debt Repayment Agency	0.306%	3/31/50	JPY	300,000	2,664
	Japan Expressway Holding & Debt Repayment Agency	1.861%	3/19/55	JPY	2,400,000	30,540
	Japan Expressway Holding and Debt Repayment Agency	2.410%	4/20/29	JPY	350,000	3,928
[12]	Japan Finance Organization for Municipalities	1.000%	9/14/21	JPY	220,600	2,084
	Japan Finance Organization for Municipalities	0.875%	9/22/21	EUR	5,000	5,565
[12]	Japan Finance Organization for Municipalities	0.576%	9/24/21	JPY	600,000	5,638
[12]	Japan Finance Organization for Municipalities	0.900%	3/14/22	JPY	600,000	5,687
[12]	Japan Finance Organization for Municipalities	0.977%	4/22/22	JPY	2,200,000	20,901
[12]	Japan Finance Organization for Municipalities	0.819%	9/16/22	JPY	1,000,000	9,503
	Japan Finance Organization for Municipalities	0.801%	10/28/22	JPY	850,000	8,073
[12]	Japan Finance Organization for Municipalities	0.815%	2/17/23	JPY	1,500,000	14,300
[12]	Japan Finance Organization for Municipalities	0.668%	3/17/23	JPY	370,000	3,515

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Japan Finance Organization for Municipalities	0.678%	3/28/23	JPY	500,000	4,747
	Japan Finance Organization for Municipalities	0.576%	4/28/23	JPY	800,000	7,575
[12]	Japan Finance Organization for Municipalities	0.882%	6/16/23	JPY	1,000,000	9,578
[12]	Japan Finance Organization for Municipalities	0.311%	7/28/23	JPY	1,830,000	17,231
	Japan Finance Organization for Municipalities	0.922%	7/28/23	JPY	300,000	2,876
[12]	Japan Finance Organization for Municipalities	0.801%	9/15/23	JPY	50,000	479
[12]	Japan Finance Organization for Municipalities	0.669%	11/17/23	JPY	1,579,000	15,070
[12]	Japan Finance Organization for Municipalities	0.660%	2/16/24	JPY	1,000,000	9,567
[12]	Japan Finance Organization for Municipalities	0.669%	4/12/24	JPY	1,550,000	14,836
[12]	Japan Finance Organization for Municipalities	0.660%	5/21/24	JPY	3,058,000	29,278
[12]	Japan Finance Organization for Municipalities	0.391%	4/25/25	JPY	225,000	2,142
[12]	Japan Finance Organization for Municipalities	0.484%	6/13/25	JPY	202,000	1,930
[12]	Japan Finance Organization for Municipalities	0.320%	1/19/26	JPY	1,000,000	9,493
[12]	Japan Finance Organization for Municipalities	0.145%	2/16/26	JPY	90,000	846
[12]	Japan Finance Organization for Municipalities	0.020%	3/13/26	JPY	149,700	1,397
[12]	Japan Finance Organization for Municipalities	0.140%	4/16/27	JPY	250,000	2,351
[12]	Japan Finance Organization for Municipalities	0.110%	5/21/27	JPY	1,500,000	14,080
[12]	Japan Finance Organization for Municipalities	0.160%	7/16/27	JPY	1,000,000	9,423
[12]	Japan Finance Organization for Municipalities	0.170%	10/15/27	JPY	1,000,000	9,434
	Japan Finance Organization for Municipalities	0.160%	11/15/27	JPY	2,000,000	18,855
	Japan Finance Organization for Municipalities	0.185%	1/21/28	JPY	2,000,000	18,896
	Japan Finance Organization for Municipalities	2.290%	4/27/29	JPY	80,000	890
	Japan Finance Organization for Municipalities	2.220%	1/28/30	JPY	2,130,000	23,862
	Japan Highway Public Corp.	2.700%	6/20/22	JPY	390,000	3,842
	Japan Highway Public Corp.	1.540%	12/20/22	JPY	500,000	4,844
	Japan Housing Finance Agency	0.075%	10/20/26	JPY	4,230,000	39,376
	Major Joint Local Government Bond	1.280%	2/25/21	JPY	200,000	1,882
	Major Joint Local Government Bond	1.180%	5/25/21	JPY	500,000	4,716
	Major Joint Local Government Bond	1.050%	8/25/21	JPY	500,000	4,722
	Major Joint Local Government Bond	1.030%	9/24/21	JPY	7,890,000	74,559
	Major Joint Local Government Bond	1.000%	10/25/21	JPY	6,100,000	57,666

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Major Joint Local Government Bond	1.030%	11/25/21	JPY	200,000	1,893
Major Joint Local Government Bond	1.070%	12/24/21	JPY	400,000	3,794
Major Joint Local Government Bond	1.010%	2/25/22	JPY	75,000	711
Major Joint Local Government Bond	0.890%	6/24/22	JPY	800,000	7,594
Major Joint Local Government Bond	0.820%	9/22/22	JPY	90,000	855
Major Joint Local Government Bond	0.800%	11/25/22	JPY	250,000	2,376
Major Joint Local Government Bond	0.720%	12/22/22	JPY	400,000	3,796
Major Joint Local Government Bond	0.680%	3/24/23	JPY	700,000	6,647
Major Joint Local Government Bond	0.910%	7/25/23	JPY	500,000	4,793
Major Joint Local Government Bond	0.820%	8/25/23	JPY	90,000	861
Major Joint Local Government Bond	0.680%	10/25/23	JPY	200,000	1,906
Major Joint Local Government Bond	0.660%	11/24/23	JPY	1,440,000	13,726
Major Joint Local Government Bond	0.710%	12/25/23	JPY	3,700,000	35,351
Major Joint Local Government Bond	0.760%	1/25/24	JPY	1,500,000	14,365
Major Joint Local Government Bond	0.689%	4/25/24	JPY	250,000	2,392
Major Joint Local Government Bond	0.674%	5/24/24	JPY	400,000	3,826
Major Joint Local Government Bond	0.659%	6/25/24	JPY	800,000	7,652
Major Joint Local Government Bond	0.611%	7/25/24	JPY	700,000	6,685
Major Joint Local Government Bond	0.566%	8/23/24	JPY	500,000	4,768
Major Joint Local Government Bond	0.554%	9/25/24	JPY	1,500,000	14,302
Major Joint Local Government Bond	0.456%	12/25/24	JPY	2,400,000	22,854
Major Joint Local Government Bond	0.448%	2/25/25	JPY	2,300,000	21,874
Major Joint Local Government Bond	0.470%	3/25/25	JPY	1,750,000	16,659
Major Joint Local Government Bond	0.406%	4/25/25	JPY	3,650,000	34,656
Major Joint Local Government Bond	0.553%	5/23/25	JPY	5,100,000	48,766
Major Joint Local Government Bond	0.548%	6/25/25	JPY	2,600,000	24,868
Major Joint Local Government Bond	0.553%	7/25/25	JPY	1,243,700	11,902
Major Joint Local Government Bond	0.500%	8/25/25	JPY	1,600,000	15,276
Major Joint Local Government Bond	0.510%	9/25/25	JPY	2,170,600	20,742
Major Joint Local Government Bond	0.496%	11/25/25	JPY	1,000,000	9,556
Major Joint Local Government Bond	0.469%	12/25/25	JPY	5,100,000	48,677
Major Joint Local Government Bond	0.145%	12/25/26	JPY	3,300,000	30,952
Major Joint Local Government Bond	0.180%	1/25/27	JPY	3,090,000	29,052
Major Joint Local Government Bond	0.245%	2/25/27	JPY	1,700,000	16,048
Major Joint Local Government Bond	0.210%	3/25/27	JPY	1,948,000	18,353
Major Joint Local Government Bond	0.215%	10/25/27	JPY	792,400	7,508
Major Joint Local Government Bond	0.240%	2/25/28	JPY	399,000	3,771
Major Joint Local Government Bond	0.180%	4/25/28	JPY	5,700,000	53,624
Major Joint Local Government Bond	0.200%	5/25/28	JPY	890,000	8,386
Major Joint Local Government Bond	0.175%	7/25/28	JPY	30,000	282
Major Joint Local Government Bond	0.160%	1/25/29	JPY	1,610,000	15,116
Major Joint Local Government Bond	0.140%	2/22/29	JPY	1,600,000	14,995
Metropolitan Expressway Co. Ltd.	0.030%	6/18/21	JPY	500,000	4,658
Metropolitan Expressway Co. Ltd.	0.030%	9/17/21	JPY	300,000	2,795
Metropolitan Expressway Co. Ltd.	0.090%	9/20/22	JPY	600,000	5,599
Osaka Prefecture	1.453%	9/26/34	JPY	270,000	2,923
Shoko Chukin Bank Ltd.	0.060%	5/27/22	JPY	4,200,000	39,106
Tokyo Metropolitan Government	0.990%	9/17/21	JPY	200,000	1,889
Tokyo Metropolitan Government	1.020%	9/17/21	JPY	500,000	4,724
Tokyo Metropolitan Government	0.990%	12/20/21	JPY	103,500	980
Tokyo Metropolitan Government	0.770%	9/20/22	JPY	300,000	2,843
Tokyo Metropolitan Government	0.760%	12/20/22	JPY	185,000	1,758
Tokyo Metropolitan Government	0.860%	3/20/23	JPY	800,000	7,637
Tokyo Metropolitan Government	0.700%	9/20/23	JPY	450,000	4,291
Tokyo Metropolitan Government	0.720%	12/20/23	JPY	30,000	287

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Tokyo Metropolitan Government	0.730%	12/20/23	JPY	2,000,000	19,124
Tokyo Metropolitan Government	0.635%	3/19/24	JPY	700,000	6,682
Tokyo Metropolitan Government	0.690%	3/19/24	JPY	190,000	1,817
Tokyo Metropolitan Government	0.505%	9/20/24	JPY	700,000	6,663
Tokyo Metropolitan Government	0.426%	12/20/24	JPY	140,000	1,329
Tokyo Metropolitan Government	0.386%	3/19/25	JPY	1,000,000	9,488
Tokyo Metropolitan Government	0.435%	3/19/25	JPY	2,478,000	23,567
Tokyo Metropolitan Government	0.499%	6/20/25	JPY	750,000	7,157
Tokyo Metropolitan Government	0.533%	6/20/25	JPY	500,000	4,780
Tokyo Metropolitan Government	0.456%	9/19/25	JPY	500,000	4,766
Tokyo Metropolitan Government	0.475%	9/19/25	JPY	1,100,000	10,495
Tokyo Metropolitan Government	0.444%	12/19/25	JPY	670,000	6,388
Tokyo Metropolitan Government	0.075%	9/18/26	JPY	177,400	1,657
Tokyo Metropolitan Government	0.210%	3/19/27	JPY	2,000,000	18,854
Tokyo Metropolitan Government	0.040%	6/20/29	JPY	1,600,000	14,853
Tokyo Metropolitan Government	1.980%	6/20/31	JPY	100,000	1,121
Tokyo Metropolitan Government	1.293%	6/20/35	JPY	100,000	1,068
West Nippon Expressway Co. Ltd.	0.090%	9/20/22	JPY	500,000	4,665
West Nippon Expressway Co. Ltd.	0.070%	9/20/23	JPY	1,000,000	9,326
West Nippon Expressway Co. Ltd.	0.170%	5/22/26	JPY	830,000	7,762
					27,270,577
Total Japan (Cost $25,976,550)					27,729,997
Jersey, C.I. (0.0%)
Sovereign Bonds (0.0%)
Bailiwick of Jersey	3.750%	6/9/54	GBP	1,510	2,872
Total Jersey, C.I. (Cost $2,581)					2,872
Kazakhstan (0.0%)
Sovereign Bonds (0.0%)
Republic of Kazakhstan	1.550%	11/9/23	EUR	2,000	2,145
[2] Republic of Kazakhstan	1.550%	11/9/23	EUR	3,150	3,378
[2] Republic of Kazakhstan	0.600%	9/30/26	EUR	6,300	6,239
Republic of Kazakhstan	0.600%	9/30/26	EUR	2,500	2,476
Republic of Kazakhstan	2.375%	11/9/28	EUR	10,000	10,860
[2] Republic of Kazakhstan	1.500%	9/30/34	EUR	4,800	4,396
Total Kazakhstan (Cost $32,348)					29,494
Latvia (0.0%)
Sovereign Bonds (0.0%)
[2] Republic of Latvia	2.625%	1/21/21	EUR	1,000	1,111
Republic of Latvia	2.625%	1/21/21	EUR	1,000	1,112
Republic of Latvia	2.875%	4/30/24	EUR	1,000	1,210
Total Latvia (Cost $3,673)					3,433
Lithuania (0.0%)
Sovereign Bonds (0.0%)
Republic of Lithuania	2.125%	10/29/26	EUR	13,800	16,906
Total Lithuania (Cost $16,730)					16,906
Luxembourg (0.1%)
Corporate Bonds (0.1%)
ArcelorMittal	3.125%	1/14/22	EUR	11,000	12,032
ArcelorMittal	0.950%	1/17/23	EUR	13,600	14,015

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Blackstone Property Partners Europe Holdings Sarl	1.400%	7/6/22	EUR	3,100	3,376
Blackstone Property Partners Europe Holdings Sarl	0.500%	9/12/23	EUR	5,000	5,268
Blackstone Property Partners Europe Holdings Sarl	2.000%	2/15/24	EUR	9,300	10,110
Blackstone Property Partners Europe Holdings Sarl	2.200%	7/24/25	EUR	9,550	10,418
Blackstone Property Partners Europe Holdings Sarl	1.750%	3/12/29	EUR	17,000	17,095
Logicor Financing Sarl	1.500%	11/14/22	EUR	7,000	7,669
Logicor Financing Sarl	2.250%	5/13/25	EUR	3,100	3,422
Logicor Financing Sarl	3.250%	11/13/28	EUR	17,800	19,930
NORD/LB Luxembourg SA Covered Bond Bank	0.375%	6/15/23	EUR	10,000	11,081
NORD/LB Luxembourg SA Covered Bond Bank	0.375%	3/7/24	EUR	5,000	5,560
Prologis International Funding II SA	0.875%	7/9/29	EUR	6,000	6,081
SELP Finance Sarl	1.250%	10/25/23	EUR	4,100	4,461
					130,518
Sovereign Bonds (0.0%)
Grand Duchy of Luxembourg	3.375%	5/18/20	EUR	4,000	4,389
Grand Duchy of Luxembourg	2.250%	3/21/22	EUR	4,000	4,607
Grand Duchy of Luxembourg	2.250%	3/19/28	EUR	3,000	3,934
					12,930
Total Luxembourg (Cost $153,137)					143,448
Malaysia (0.6%)
Sovereign Bonds (0.6%)
Federation of Malaysia	4.048%	9/30/21	MYR	30,500	7,258
Federation of Malaysia	3.418%	8/15/22	MYR	15,000	3,566
Federation of Malaysia	3.795%	9/30/22	MYR	160,000	38,392
Federation of Malaysia	3.480%	3/15/23	MYR	110,500	26,452
Federation of Malaysia	3.757%	4/20/23	MYR	100,000	24,090
Federation of Malaysia	3.800%	8/17/23	MYR	165,000	39,917
Federation of Malaysia	3.478%	6/14/24	MYR	160,000	38,532
Federation of Malaysia	4.181%	7/15/24	MYR	142,000	35,125
Federation of Malaysia	4.059%	9/30/24	MYR	54,000	13,320
Federation of Malaysia	3.882%	3/14/25	MYR	85,000	20,881
Federation of Malaysia	3.955%	9/15/25	MYR	427,000	106,441
Federation of Malaysia	4.392%	4/15/26	MYR	70,000	17,768
Federation of Malaysia	3.906%	7/15/26	MYR	129,000	31,994
Federation of Malaysia	3.900%	11/30/26	MYR	131,500	32,668
Federation of Malaysia	3.892%	3/15/27	MYR	500	124
Federation of Malaysia	3.899%	11/16/27	MYR	97,000	24,193
Federation of Malaysia	3.733%	6/15/28	MYR	256,400	63,367
Federation of Malaysia	3.885%	8/15/29	MYR	123,285	31,061
Federation of Malaysia	4.498%	4/15/30	MYR	140,500	36,831
Federation of Malaysia	4.232%	6/30/31	MYR	20,700	5,335
Federation of Malaysia	4.127%	4/15/32	MYR	25,000	6,391
Federation of Malaysia	3.844%	4/15/33	MYR	293,550	73,023
Federation of Malaysia	4.642%	11/7/33	MYR	113,700	30,551
Federation of Malaysia	3.828%	7/5/34	MYR	119,600	30,147
Federation of Malaysia	4.254%	5/31/35	MYR	107,000	27,667

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Federation of Malaysia	4.762%	4/7/37	MYR	46,600	12,752
Federation of Malaysia	4.893%	6/8/38	MYR	197,500	54,928
Federation of Malaysia	3.757%	5/22/40	MYR	40,000	9,795
Federation of Malaysia	4.935%	9/30/43	MYR	9,298	2,587
Federation of Malaysia	4.736%	3/15/46	MYR	35,000	9,448
Federation of Malaysia	4.921%	7/6/48	MYR	114,000	32,216
Total Malaysia (Cost $876,840)					886,820
Mexico (0.6%)
Corporate Bonds (0.0%)
America Movil SAB de CV	3.000%	7/12/21	EUR	2,700	3,020
America Movil SAB de CV	4.750%	6/28/22	EUR	5,005	5,909
America Movil SAB de CV	1.500%	3/10/24	EUR	600	664
America Movil SAB de CV	5.000%	10/27/26	GBP	2,300	3,444
America Movil SAB de CV	0.750%	6/26/27	EUR	4,300	4,494
America Movil SAB de CV	2.125%	3/10/28	EUR	5,100	5,879
America Movil SAB de CV	5.750%	6/28/30	GBP	3,900	6,522
America Movil SAB de CV	4.375%	8/7/41	GBP	7,300	11,789
[1] America Movil SAB de CV	6.375%	9/6/73	EUR	8,400	10,304
Fomento Economico Mexicano SAB de CV	1.750%	3/20/23	EUR	1,692	1,838
					53,863
Sovereign Bonds (0.6%)
United Mexican States	6.500%	6/10/21	MXN	1,987,500	83,409
United Mexican States	7.250%	12/9/21	MXN	150,000	6,407
United Mexican States	6.500%	6/9/22	MXN	2,260,000	96,035
United Mexican States	6.750%	3/9/23	MXN	350,000	15,072
United Mexican States	2.750%	4/22/23	EUR	7,000	7,700
United Mexican States	8.000%	12/7/23	MXN	1,212,600	54,553
United Mexican States	1.625%	3/6/24	EUR	3,000	3,158
United Mexican States	8.000%	9/5/24	MXN	1,170,000	53,155
United Mexican States	10.000%	12/5/24	MXN	1,453,500	70,356
United Mexican States	1.375%	1/15/25	EUR	10,770	11,018
United Mexican States	5.750%	3/5/26	MXN	850,000	34,914
United Mexican States	1.625%	4/8/26	EUR	4,105	4,110
United Mexican States	7.500%	6/3/27	MXN	1,675,000	74,334
United Mexican States	1.750%	4/17/28	EUR	16,500	16,069
United Mexican States	3.625%	4/9/29	EUR	9,200	10,156
United Mexican States	8.500%	5/31/29	MXN	1,360,000	63,653
[1] United Mexican States	1.125%	1/17/30	EUR	7,630	6,735
United Mexican States	3.375%	2/23/31	EUR	18,000	19,301
United Mexican States	7.750%	5/29/31	MXN	765,000	33,689
United Mexican States	7.750%	11/23/34	MXN	510,000	22,404
United Mexican States	10.000%	11/20/36	MXN	450,000	23,341
United Mexican States	8.500%	11/18/38	MXN	945,000	42,600
United Mexican States	2.875%	4/8/39	EUR	9,885	8,954
United Mexican States	7.750%	11/13/42	MXN	1,138,000	46,944
United Mexican States	3.000%	3/6/45	EUR	7,500	6,790
United Mexican States	8.000%	11/7/47	MXN	785,000	33,513
United Mexican States	5.625%	3/19/14	GBP	6,006	7,190
United Mexican States	4.000%	3/15/15	EUR	3,400	2,986
					858,546

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Total Mexico (Cost $1,147,956)					912,409
Morocco (0.0%)
Sovereign Bonds (0.0%)
Kingdom of Morocco	3.500%	6/19/24	EUR	4,500	5,271
[2] Kingdom of Morocco	1.500%	11/27/31	EUR	1,750	1,722
Total Morocco (Cost $7,686)					6,993
Netherlands (2.7%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.1%)
ABN AMRO Bank NV	3.500%	9/21/22	EUR	1,100	1,311
ABN AMRO Bank NV	2.500%	9/5/23	EUR	7,000	8,359
ABN AMRO Bank NV	2.375%	1/23/24	EUR	16,400	19,661
ABN AMRO Bank NV	1.500%	9/30/30	EUR	21,700	27,098
ABN AMRO Bank NV	1.000%	4/13/31	EUR	8,000	9,552
Aegon Bank NV	0.250%	5/25/23	EUR	18,500	20,443
Aegon Bank NV	0.750%	6/27/27	EUR	2,500	2,854
Cooperatieve Rabobank UA	1.500%	4/26/38	EUR	4,000	5,268
de Volksbank NV	0.500%	1/30/26	EUR	7,400	8,371
de Volksbank NV	0.750%	10/24/31	EUR	5,000	5,813
Highbury Finance BV	7.017%	3/20/23	GBP	565	787
ING Bank NV	3.375%	1/10/22	EUR	11,100	12,889
ING Bank NV	1.875%	5/22/23	EUR	17,400	20,237
Nationale-Nederlanden Bank NV	0.250%	2/27/24	EUR	11,000	12,163
NIBC Bank NV	0.250%	4/22/22	EUR	31,235	34,441
[1] NIBC Bank NV	0.625%	6/1/58	EUR	11,600	13,175
					202,422
Corporate Bonds (0.7%)
ABN AMRO Bank NV	4.125%	3/28/22	EUR	1,100	1,288
ABN AMRO Bank NV	0.625%	5/31/22	EUR	600	661
ABN AMRO Bank NV	1.375%	6/7/22	GBP	3,200	4,012
ABN AMRO Bank NV	7.125%	7/6/22	EUR	6,500	7,947
ABN AMRO Bank NV	0.500%	7/17/23	EUR	3,000	3,298
ABN AMRO Bank NV	2.500%	11/29/23	EUR	4,100	4,824
ABN AMRO Bank NV	0.875%	1/15/24	EUR	6,000	6,684
ABN AMRO Bank NV	0.875%	1/14/26	EUR	1,000	1,158
ABN AMRO Bank NV	1.375%	1/10/34	EUR	14,300	17,951
ABN AMRO Bank NV	1.375%	1/12/37	EUR	21,900	28,014
ABN AMRO Bank NV	1.450%	4/12/38	EUR	3,500	4,572
ABN AMRO Bank NV	1.125%	4/23/39	EUR	5,000	6,224
Aegon Bank NV	0.375%	11/21/24	EUR	10,000	11,132
Aegon NV	1.000%	12/8/23	EUR	1,100	1,213
Aegon NV	6.625%	12/16/39	GBP	1,000	2,122
[1] Aegon NV	4.000%	4/25/44	EUR	2,000	2,288
Akzo Nobel NV	1.750%	11/7/24	EUR	3,600	4,174
Akzo Nobel NV	1.125%	4/8/26	EUR	4,100	4,664
ASML Holding NV	3.375%	9/19/23	EUR	1,000	1,207
ASML Holding NV	1.375%	7/7/26	EUR	10,800	12,546
ASML Holding NV	1.625%	5/28/27	EUR	1,400	1,653
[1] ASR Nederland NV	5.125%	9/29/45	EUR	3,000	3,655
[1] ASR Nederland NV	3.375%	5/2/49	EUR	6,149	6,833
Cooperatieve Rabobank UA	3.750%	11/9/20	EUR	14,150	15,723
Cooperatieve Rabobank UA	4.375%	6/7/21	EUR	100	114
Cooperatieve Rabobank UA	2.000%	9/16/21	CHF	8,900	9,453

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Cooperatieve Rabobank UA	0.125%	10/11/21	EUR	400	438
	Cooperatieve Rabobank UA	4.000%	1/11/22	EUR	23,800	27,737
	Cooperatieve Rabobank UA	2.250%	3/23/22	GBP	500	639
	Cooperatieve Rabobank UA	4.750%	6/6/22	EUR	5,600	6,714
	Cooperatieve Rabobank UA	4.125%	9/14/22	EUR	8,000	9,400
	Cooperatieve Rabobank UA	4.000%	9/19/22	GBP	3,187	4,244
	Cooperatieve Rabobank UA	0.500%	12/6/22	EUR	12,215	13,486
	Cooperatieve Rabobank UA	2.375%	5/22/23	EUR	5,750	6,708
	Cooperatieve Rabobank UA	3.875%	7/25/23	EUR	3,350	3,972
	Cooperatieve Rabobank UA	0.750%	8/29/23	EUR	17,300	19,088
	Cooperatieve Rabobank UA	1.250%	1/14/25	GBP	3,400	4,186
	Cooperatieve Rabobank UA	4.125%	7/14/25	EUR	20,000	26,276
	Cooperatieve Rabobank UA	1.250%	3/23/26	EUR	5,800	6,711
	Cooperatieve Rabobank UA	4.250%	5/12/26	AUD	800	579
[1]	Cooperatieve Rabobank UA	2.500%	5/26/26	EUR	21,602	23,680
	Cooperatieve Rabobank UA	3.125%	9/15/26	CHF	4,000	4,904
	Cooperatieve Rabobank UA	1.375%	2/3/27	EUR	4,400	5,169
	Cooperatieve Rabobank UA	5.250%	9/14/27	GBP	15,612	22,775
	Cooperatieve Rabobank UA	0.875%	2/8/28	EUR	11,100	12,947
	Cooperatieve Rabobank UA	0.875%	2/1/29	EUR	10,000	11,709
	Cooperatieve Rabobank UA	4.625%	5/23/29	GBP	9,500	13,654
	Cooperatieve Rabobank UA	4.550%	8/30/29	GBP	7,108	11,142
	Cooperatieve Rabobank UA	1.250%	5/31/32	EUR	7,500	9,222
	Cooperatieve Rabobank UA	0.750%	6/21/39	EUR	5,000	5,845
	Cooperatieve Rabobank UA	5.250%	5/23/41	GBP	800	1,637
	de Volksbank NV	0.750%	5/18/27	EUR	5,000	5,770
[1]	Delta Lloyd Levensverzekering NV	9.000%	8/29/42	EUR	19,034	24,407
[1]	ELM BV for Helvetia Schweizerische Versicherungsgesellschaft AG	3.375%	9/29/47	EUR	6,000	6,839
	EXOR NV	2.500%	10/8/24	EUR	10,000	11,694
	EXOR NV	1.750%	1/18/28	EUR	5,300	5,903
	Heineken NV	1.500%	12/7/24	EUR	5,100	5,838
	Heineken NV	2.875%	8/4/25	EUR	5,900	7,227
	Heineken NV	1.375%	1/29/27	EUR	10,100	11,603
	Heineken NV	1.500%	10/3/29	EUR	500	581
	ING Bank NV	4.875%	1/18/21	EUR	1,300	1,471
	ING Bank NV	0.375%	11/26/21	EUR	6,400	7,006
	ING Bank NV	4.500%	2/21/22	EUR	13,200	15,488
	ING Bank NV	0.875%	4/11/28	EUR	15,600	18,257
	ING Groep NV	0.750%	3/9/22	EUR	36,300	39,774
	ING Groep NV	1.000%	9/20/23	EUR	6,100	6,738
	ING Groep NV	1.125%	2/14/25	EUR	14,400	15,966
	ING Groep NV	2.125%	1/10/26	EUR	15,000	17,516
	ING Groep NV	3.000%	2/18/26	GBP	7,000	9,148
	ING Groep NV	1.375%	1/11/28	EUR	300	337
	ING Groep NV	2.000%	9/20/28	EUR	16,700	19,651
[1]	ING Groep NV	2.500%	2/15/29	EUR	10,000	11,313
[1]	ING Groep NV	1.625%	9/26/29	EUR	26,700	29,371
	Koninklijke Ahold Delhaize NV	1.125%	3/19/26	EUR	100	113
	Koninklijke DSM NV	2.375%	4/3/24	EUR	1,700	2,001
	Koninklijke DSM NV	1.000%	4/9/25	EUR	3,200	3,613
	Koninklijke DSM NV	0.750%	9/28/26	EUR	100	112
	Koninklijke KPN NV	4.250%	3/1/22	EUR	100	117
	Koninklijke KPN NV	0.625%	4/9/25	EUR	10,000	10,885

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Koninklijke KPN NV	5.000%	11/18/26	GBP	3,660	5,251
	Koninklijke KPN NV	5.750%	9/17/29	GBP	5,415	8,334
	Koninklijke Philips NV	0.500%	5/22/26	EUR	100	111
	Koninklijke Philips NV	1.375%	5/2/28	EUR	7,700	9,063
	LeasePlan Corp. NV	0.750%	10/3/22	EUR	1,575	1,662
	Nationale-Nederlanden Bank NV	0.500%	10/10/24	EUR	800	896
	Nationale-Nederlanden Bank NV	0.375%	2/26/25	EUR	13,200	13,913
	Nationale-Nederlanden Bank NV	0.625%	9/11/25	EUR	7,700	8,686
	NIBC Bank NV	1.500%	1/31/22	EUR	17,954	19,760
	NIBC Bank NV	1.125%	4/19/23	EUR	24,300	26,326
	NIBC Bank NV	3.125%	11/15/23	GBP	12,000	15,357
	NIBC Bank NV	0.875%	7/8/25	EUR	12,800	13,448
	NIBC Bank NV	0.500%	3/19/27	EUR	15,300	17,169
	NIBC Bank NV	1.000%	9/11/28	EUR	5,000	5,839
	NIBC Bank NV	0.010%	10/15/29	EUR	10,000	10,712
	NN Group NV	1.000%	3/18/22	EUR	22,200	24,422
	NN Group NV	0.875%	1/13/23	EUR	500	549
	NN Group NV	1.625%	6/1/27	EUR	330	373
[1]	NN Group NV	4.625%	1/13/48	EUR	3,400	4,132
[1]	NN Group NV	4.375%	12/31/49	EUR	1,000	1,153
	PostNL NV	1.000%	11/21/24	EUR	1,900	2,107
	PostNL NV	0.625%	9/23/26	EUR	5,000	5,364
	Shell International Finance BV	1.250%	3/15/22	EUR	400	444
	Shell International Finance BV	1.000%	4/6/22	EUR	200	221
	Shell International Finance BV	0.375%	2/15/25	EUR	23,600	25,687
	Shell International Finance BV	1.625%	1/20/27	EUR	24,431	28,364
	Shell International Finance BV	0.125%	11/8/27	EUR	10,000	10,438
	Shell International Finance BV	1.250%	5/12/28	EUR	600	680
	Shell International Finance BV	0.750%	8/15/28	EUR	5,000	5,451
	Shell International Finance BV	0.875%	11/8/39	EUR	9,900	9,858
	Vesteda Finance BV	1.500%	5/24/27	EUR	4,000	4,417
	Wolters Kluwer NV	2.875%	3/21/23	EUR	5,000	5,844
						991,042
Sovereign Bonds (1.9%)
	Alliander NV	2.875%	6/14/24	EUR	500	607
	BNG Bank NV	1.875%	1/14/21	EUR	12,000	13,341
	BNG Bank NV	1.125%	5/24/21	GBP	1,900	2,411
	BNG Bank NV	0.375%	1/14/22	EUR	15,000	16,631
	BNG Bank NV	0.500%	8/26/22	EUR	37,000	41,363
	BNG Bank NV	2.250%	8/30/22	EUR	5,000	5,804
	BNG Bank NV	4.750%	3/6/23	AUD	18,700	13,552
	BNG Bank NV	3.875%	5/26/23	EUR	28,000	34,597
	BNG Bank NV	5.250%	5/20/24	AUD	7,000	5,349
	BNG Bank NV	5.250%	5/20/24	AUD	1,000	764
	BNG Bank NV	0.250%	6/7/24	EUR	6,000	6,711
	BNG Bank NV	0.050%	7/13/24	EUR	25,000	27,730
	BNG Bank NV	1.125%	9/4/24	EUR	1,400	1,624
	BNG Bank NV	0.200%	11/9/24	EUR	20,000	22,341
	BNG Bank NV	0.500%	4/16/25	EUR	19,500	22,106
	BNG Bank NV	0.250%	5/7/25	EUR	28,550	31,976
	BNG Bank NV	3.250%	7/15/25	AUD	10,000	7,252
	BNG Bank NV	1.625%	8/26/25	GBP	500	661
	BNG Bank NV	1.000%	1/12/26	EUR	15,000	17,548
	BNG Bank NV	0.125%	4/11/26	EUR	7,300	8,149

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	BNG Bank NV	3.250%	8/24/26	AUD	500	365
	BNG Bank NV	0.625%	6/19/27	EUR	27,800	32,137
	BNG Bank NV	3.500%	7/19/27	AUD	5,300	3,950
	BNG Bank NV	0.750%	1/11/28	EUR	21,100	24,639
	BNG Bank NV	3.300%	7/17/28	AUD	19,800	14,658
	BNG Bank NV	5.200%	12/7/28	GBP	3,200	5,503
	BNG Bank NV	0.750%	1/24/29	EUR	5,000	5,869
	BNG Bank NV	1.375%	10/21/30	EUR	6,000	7,526
	BNG Bank NV	0.875%	10/17/35	EUR	5,000	6,103
	BNG Bank NV	1.500%	3/29/38	EUR	3,000	4,036
	BNG Bank NV	1.500%	7/15/39	EUR	4,000	5,409
[1]	Eneco Holding NV	3.250%	12/29/49	EUR	3,600	3,988
	Enexis Holding NV	0.750%	7/2/31	EUR	9,000	9,882
[2]	Kingdom of Netherlands	3.250%	7/15/21	EUR	64,470	73,944
[2]	Kingdom of Netherlands	0.000%	1/15/22	EUR	115,550	128,103
[2]	Kingdom of Netherlands	2.250%	7/15/22	EUR	57,850	67,542
[2]	Kingdom of Netherlands	3.750%	1/15/23	EUR	10,280	12,629
[2]	Kingdom of Netherlands	1.750%	7/15/23	EUR	147,650	174,517
[2]	Kingdom of Netherlands	0.000%	1/15/24	EUR	26,500	29,763
[2]	Kingdom of Netherlands	2.000%	7/15/24	EUR	72,500	88,444
[2]	Kingdom of Netherlands	0.250%	7/15/25	EUR	107,220	122,921
[2]	Kingdom of Netherlands	0.750%	7/15/27	EUR	71,550	85,634
	Kingdom of Netherlands	5.500%	1/15/28	EUR	45,780	73,586
[2]	Kingdom of Netherlands	0.750%	7/15/28	EUR	100,582	121,255
[2]	Kingdom of Netherlands	0.250%	7/15/29	EUR	158,500	184,059
[2]	Kingdom of Netherlands	0.000%	7/15/30	EUR	100,000	113,189
[2]	Kingdom of Netherlands	2.500%	1/15/33	EUR	40,500	60,249
[2]	Kingdom of Netherlands	4.000%	1/15/37	EUR	76,410	143,339
[2]	Kingdom of Netherlands	0.500%	1/15/40	EUR	108,751	134,224
[2]	Kingdom of Netherlands	3.750%	1/15/42	EUR	108,870	221,295
[2]	Kingdom of Netherlands	2.750%	1/15/47	EUR	44,707	86,405
	Nederlandse Financierings Maatschappij voor Ontwikkelingslanden NV	0.125%	11/4/20	EUR	518	569
	Nederlandse Financierings Maatschappij voor Ontwikkelingslanden NV	0.125%	4/20/22	EUR	6,347	7,024
	Nederlandse Gasunie NV	3.625%	10/13/21	EUR	3,500	4,027
	Nederlandse Gasunie NV	2.625%	7/13/22	EUR	1,500	1,727
	Nederlandse Gasunie NV	1.000%	5/11/26	EUR	6,714	7,676
	Nederlandse Gasunie NV	0.375%	10/3/31	EUR	3,000	3,206
	Nederlandse Waterschapsbank NV	3.500%	1/14/21	EUR	5,000	5,626
	Nederlandse Waterschapsbank NV	0.875%	12/20/21	GBP	2,500	3,159
	Nederlandse Waterschapsbank NV	3.000%	3/28/22	EUR	2,000	2,331
	Nederlandse Waterschapsbank NV	0.500%	10/27/22	EUR	11,600	12,964
	Nederlandse Waterschapsbank NV	2.375%	1/27/23	CHF	3,000	3,348
	Nederlandse Waterschapsbank NV	0.125%	1/17/24	EUR	25,000	27,826
	Nederlandse Waterschapsbank NV	5.250%	4/18/24	AUD	8,500	6,465
	Nederlandse Waterschapsbank NV	5.200%	3/31/25	CAD	1,400	1,206
	Nederlandse Waterschapsbank NV	3.400%	7/22/25	AUD	3,500	2,550
	Nederlandse Waterschapsbank NV	3.150%	9/2/26	AUD	8,980	6,515
	Nederlandse Waterschapsbank NV	3.250%	3/9/27	EUR	10,000	13,534
	Nederlandse Waterschapsbank NV	1.000%	3/1/28	EUR	6,000	7,146
	Nederlandse Waterschapsbank NV	3.450%	7/17/28	AUD	3,700	2,756
	Nederlandse Waterschapsbank NV	3.300%	5/2/29	AUD	4,500	3,332
	Nederlandse Waterschapsbank NV	0.500%	4/29/30	EUR	5,500	6,344
	Nederlandse Waterschapsbank NV	3.000%	9/11/31	EUR	6,000	8,744

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Nederlandse Waterschapsbank NV	5.375%	6/7/32	GBP	10,000	18,716
Nederlandse Waterschapsbank NV	1.250%	5/27/36	EUR	18,200	23,196
Nederlandse Waterschapsbank NV	1.500%	6/15/39	EUR	5,000	6,757
Nederlandse Waterschapsbank NV	0.750%	10/4/41	EUR	42,300	51,042
Stedin Holding NV	0.875%	10/24/25	EUR	14,200	16,013
Stedin Holding NV	1.375%	9/19/28	EUR	5,000	5,838
TenneT Holding BV	4.500%	2/9/22	EUR	1,500	1,766
TenneT Holding BV	1.000%	6/13/26	EUR	200	228
TenneT Holding BV	1.375%	6/5/28	EUR	6,500	7,614
TenneT Holding BV	1.375%	6/26/29	EUR	10,523	12,377
TenneT Holding BV	1.250%	10/24/33	EUR	100	116
TenneT Holding BV	1.500%	6/3/39	EUR	18,630	21,596
					2,629,014
Total Netherlands (Cost $3,767,113)					3,822,478
New Zealand (0.3%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.1%)
ANZ New Zealand International Ltd.	0.625%	1/27/22	EUR	5,000	5,549
ASB Finance Ltd.	0.125%	10/18/23	EUR	4,900	5,383
ASB Finance Ltd.	0.625%	10/18/24	EUR	3,625	4,070
ASB Finance Ltd.	0.750%	10/9/25	EUR	5,000	5,657
BNZ International Funding Ltd.	0.625%	7/3/25	EUR	15,000	16,861
Westpac Securities NZ Ltd.	0.500%	1/17/24	EUR	10,000	11,124
					48,644
Corporate Bonds (0.0%)
ANZ New Zealand International Ltd.	0.625%	6/1/21	EUR	1,200	1,315
ASB Finance Ltd.	0.500%	6/10/22	EUR	20,886	22,899
BNZ International Funding Ltd.	0.125%	6/17/21	EUR	1,000	1,098
BNZ International Funding Ltd.	0.500%	5/13/23	EUR	5,100	5,561
Fonterra Co-operative Group Ltd.	4.500%	6/30/21	AUD	2,200	1,479
Fonterra Co-operative Group Ltd.	9.375%	12/4/23	GBP	1,200	1,910
Fonterra Co-operative Group Ltd.	0.750%	11/8/24	EUR	1,520	1,655
Fonterra Co-operative Group Ltd.	4.000%	11/2/27	AUD	300	211
Housing New Zealand Ltd.	2.247%	10/5/26	NZD	1,550	1,016
Westpac Securities NZ Ltd.	0.300%	6/25/24	EUR	8,000	8,657
					45,801
Sovereign Bonds (0.2%)
Auckland Council	0.625%	11/13/24	EUR	10,000	11,288
Auckland Council	3.500%	3/9/26	AUD	500	366
Auckland Council	0.125%	9/26/29	EUR	3,100	3,290
Housing New Zealand Ltd.	3.360%	6/12/25	NZD	10,650	7,310
Housing New Zealand Ltd.	2.247%	10/5/26	NZD	25,000	16,396
New Zealand	6.000%	5/15/21	NZD	27,500	17,879
New Zealand	5.500%	4/15/23	NZD	25,000	17,740
New Zealand	2.750%	4/15/25	NZD	86,500	59,378
New Zealand	4.500%	4/15/27	NZD	46,000	35,855
New Zealand	3.000%	4/20/29	NZD	50,000	36,637
New Zealand	3.000%	4/20/29	NZD	14,500	10,625
New Zealand	1.500%	5/15/31	NZD	42,000	27,412
New Zealand	3.500%	4/14/33	NZD	25,000	20,031
New Zealand	2.750%	4/15/37	NZD	45,635	34,866
New Zealand Local Government Funding Agency Bond	1.500%	4/15/26	NZD	10,000	6,223

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
New Zealand Local Government Funding Agency Ltd.	6.000%	5/15/21	NZD	4,000	2,595
New Zealand Local Government Funding Agency Ltd.	5.500%	4/15/23	NZD	5,000	3,510
New Zealand Local Government Funding Agency Ltd.	4.500%	4/15/27	NZD	2,000	1,503
Transpower New Zealand Ltd.	5.750%	8/28/23	AUD	320	237
					313,141
Total New Zealand (Cost $410,401)					407,586
Norway (0.6%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.2%)
DNB Boligkreditt AS	5.000%	5/25/21	NOK	20,500	2,072
DNB Boligkreditt AS	3.875%	6/16/21	EUR	19,400	22,210
DNB Boligkreditt AS	2.750%	3/21/22	EUR	17,500	20,232
DNB Boligkreditt AS	1.875%	11/21/22	EUR	13,000	15,006
DNB Boligkreditt AS	0.250%	4/18/23	EUR	11,900	13,191
DNB Boligkreditt AS	0.375%	11/20/24	EUR	10,000	11,200
DNB Boligkreditt AS	0.625%	6/19/25	EUR	100	114
DNB Boligkreditt AS	0.625%	1/14/26	EUR	15,000	17,045
DNB Boligkreditt AS	0.250%	9/7/26	EUR	20,100	22,370
Eika Boligkreditt AS	2.125%	1/30/23	EUR	12,000	13,950
Eika Boligkreditt AS	0.375%	4/20/23	EUR	100	111
Eika Boligkreditt AS	0.375%	2/26/25	EUR	1,600	1,788
SpareBank 1 Boligkreditt AS	3.375%	9/7/21	EUR	10,000	11,483
SpareBank 1 Boligkreditt AS	0.050%	1/25/22	EUR	15,000	16,513
SpareBank 1 Boligkreditt AS	0.750%	9/5/22	EUR	10,000	11,209
Sparebanken Vest Boligkreditt AS	0.750%	2/27/25	EUR	10,000	11,387
Sparebanken Vest Boligkreditt AS	0.500%	2/12/26	EUR	19,900	22,484
SR-Boligkreditt AS	0.125%	9/8/21	EUR	2,500	2,748
SR-Boligkreditt AS	0.750%	1/18/23	EUR	10,000	11,224
					226,337
Corporate Bonds (0.1%)
DNB Bank ASA	4.250%	1/18/22	EUR	300	350
DNB Bank ASA	0.600%	9/25/23	EUR	6,000	6,609
[1] DNB Bank ASA	1.125%	3/20/28	EUR	9,300	9,968
Norsk Hydro ASA	1.125%	4/11/25	EUR	1,200	1,211
Santander Consumer Bank AS	0.875%	1/21/22	EUR	500	549
Santander Consumer Bank AS	0.750%	3/1/23	EUR	27,800	30,281
Santander Consumer Bank AS	0.125%	9/11/24	EUR	9,000	9,480
SpareBank 1 Boligkreditt AS	0.375%	3/9/23	EUR	11,750	13,060
SpareBank 1 Boligkreditt AS	0.125%	5/14/26	EUR	10,000	11,075
SpareBank 1 Boligkreditt AS	0.250%	8/30/26	EUR	2,000	2,224
SpareBank 1 Boligkreditt AS	1.000%	1/30/29	EUR	10,000	11,804
SpareBank 1 Boligkreditt AS	0.125%	11/5/29	EUR	10,000	10,943
Sparebank 1 Oestlandet	0.875%	3/13/23	EUR	100	110
SpareBank 1 SMN	0.750%	6/8/21	EUR	19,494	21,364
SpareBank 1 SMN	0.500%	3/9/22	EUR	3,100	3,387
SpareBank 1 SMN	0.750%	7/3/23	EUR	2,700	2,968
SpareBank 1 SR-Bank ASA	0.375%	2/10/22	EUR	8,470	9,242
SpareBank 1 SR-Bank ASA	0.625%	3/25/24	EUR	4,000	4,349
SR-Boligkreditt AS	0.375%	10/3/24	EUR	1,600	1,788
[1] Storebrand Livsforsikring AS	6.875%	4/4/43	EUR	100	121
					150,883

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
Sovereign Bonds (0.3%)
	Avinor AS	1.000%	4/29/25	EUR	100	110
	Equinor ASA	2.875%	9/10/25	EUR	11,400	13,912
	Equinor ASA	1.250%	2/17/27	EUR	18,600	20,935
	Equinor ASA	6.125%	11/27/28	GBP	200	340
	Equinor ASA	6.875%	3/11/31	GBP	7,150	13,521
	Equinor ASA	1.625%	2/17/35	EUR	5,100	5,787
	Equinor ASA	1.625%	11/9/36	EUR	2,000	2,266
[2]	Kingdom of Norway	3.750%	5/25/21	NOK	231,275	23,383
[2]	Kingdom of Norway	2.000%	5/24/23	NOK	392,915	40,333
[2]	Kingdom of Norway	3.000%	3/14/24	NOK	567,600	61,097
[2]	Kingdom of Norway	1.750%	3/13/25	NOK	175,000	18,225
[2]	Kingdom of Norway	1.500%	2/19/26	NOK	130,000	13,490
[2]	Kingdom of Norway	1.750%	2/17/27	NOK	153,000	16,235
[2]	Kingdom of Norway	2.000%	4/26/28	NOK	200,000	21,793
[2]	Kingdom of Norway	1.750%	9/6/29	NOK	356,904	38,569
[2]	Kingdom of Norway	1.375%	8/19/30	NOK	597,259	62,708
	Kommunalbanken AS	4.500%	7/18/22	AUD	3,700	2,610
	Kommunalbanken AS	4.500%	4/17/23	AUD	7,948	5,747
	Kommunalbanken AS	2.700%	9/5/23	AUD	800	555
	Kommunalbanken AS	1.500%	12/15/23	GBP	15,000	19,499
	Kommunalbanken AS	5.250%	7/15/24	AUD	6,270	4,816
	Kommunalbanken AS	4.250%	7/16/25	AUD	1,000	760
	Kommunalbanken AS	3.000%	12/9/26	AUD	9,000	6,529
	Kommunalbanken AS	0.875%	5/24/27	EUR	28,700	33,753
	Kommunalbanken AS	3.400%	7/24/28	AUD	7,500	5,614
	Statkraft AS	2.500%	11/28/22	EUR	2,500	2,889
	Statkraft AS	1.125%	3/20/25	EUR	15,000	16,992
	Statkraft AS	1.500%	3/26/30	EUR	2,710	3,148
	Statnett SF	0.875%	3/8/25	EUR	5,000	5,595
	Telenor ASA	2.750%	6/27/22	EUR	5,000	5,765
	Telenor ASA	2.500%	5/22/25	EUR	2,400	2,891
	Telenor ASA	0.750%	5/31/26	EUR	16,200	18,003
	Telenor ASA	1.125%	5/31/29	EUR	16,450	18,660
						506,530
Total Norway (Cost $952,389)						883,750
Peru (0.0%)
Sovereign Bonds (0.0%)
	Republic of Peru	2.750%	1/30/26	EUR	14,000	16,534
	Republic of Peru	3.750%	3/1/30	EUR	8,000	10,172
Total Peru (Cost $28,872)						26,706
Philippines (0.0%)
Sovereign Bonds (0.0%)
	Republic of the Philippines	0.875%	5/17/27	EUR	7,860	8,070
	Republic of the Philippines	0.700%	2/3/29	EUR	5,100	5,017
Total Philippines (Cost $14,493)						13,087
Poland (0.5%)
Corporate Bonds (0.0%)
	ORLEN Capital AB	2.500%	6/30/21	EUR	100	110
	ORLEN Capital AB	2.500%	6/7/23	EUR	5,700	6,456
						6,566

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
Sovereign Bonds (0.5%)
[13]	Bank Gospodarstwa Krajowego	1.375%	6/1/25	EUR	5,185	5,898
[13]	Bank Gospodarstwa Krajowego	1.750%	5/6/26	EUR	4,000	4,644
[13]	Bank Gospodarstwa Krajowego	1.625%	4/30/28	EUR	5,130	5,867
[13]	Bank Gospodarstwa Krajowego	2.000%	6/1/30	EUR	900	1,072
	Republic of Poland	2.000%	4/25/21	PLN	104,500	25,560
	Republic of Poland	1.750%	7/25/21	PLN	139,500	34,147
	Republic of Poland	5.750%	10/25/21	PLN	126,100	32,729
	Republic of Poland	0.500%	12/20/21	EUR	500	550
	Republic of Poland	4.500%	1/18/22	EUR	6,500	7,635
	Republic of Poland	2.250%	4/25/22	PLN	353,000	87,875
	Republic of Poland	5.750%	9/23/22	PLN	42,500	11,484
	Republic of Poland	3.750%	1/19/23	EUR	4,600	5,506
	Republic of Poland	2.500%	1/25/23	PLN	144,000	36,467
	Republic of Poland	4.000%	10/25/23	PLN	209,375	56,182
	Republic of Poland	3.000%	1/15/24	EUR	400	481
	Republic of Poland	2.500%	4/25/24	PLN	109,940	28,273
	Republic of Poland	3.375%	7/9/24	EUR	6,000	7,380
	Republic of Poland	2.250%	10/25/24	PLN	50,000	12,804
	Republic of Poland	5.250%	1/20/25	EUR	7,400	9,939
	Republic of Poland	3.250%	7/25/25	PLN	131,000	35,121
	Republic of Poland	1.500%	9/9/25	EUR	5,000	5,783
	Republic of Poland	1.500%	1/19/26	EUR	40,800	47,288
	Republic of Poland	2.500%	7/25/26	PLN	257,000	66,828
	Republic of Poland	1.125%	8/7/26	EUR	3,500	3,990
	Republic of Poland	0.875%	5/10/27	EUR	13,900	15,589
	Republic of Poland	2.500%	7/25/27	PLN	155,000	40,333
	Republic of Poland	1.375%	10/22/27	EUR	4,050	4,713
	Republic of Poland	2.750%	4/25/28	PLN	263,290	69,610
	Republic of Poland	1.000%	10/25/28	EUR	2,900	3,297
	Republic of Poland	5.750%	4/25/29	PLN	25,850	8,474
	Republic of Poland	2.750%	10/25/29	PLN	128,020	34,269
	Republic of Poland	2.375%	1/18/36	EUR	13,313	17,148
	Republic of Poland	2.000%	10/25/46	EUR	300	398
	Republic of Poland	4.000%	4/25/47	PLN	63,954	21,627
						748,961
Total Poland (Cost $769,218)						755,527
Portugal (0.7%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.0%)
	Banco Santander Totta SA	1.250%	9/26/27	EUR	9,200	10,882
	Caixa Geral de Depositos SA	1.000%	1/27/22	EUR	4,900	5,462
						16,344
Corporate Bonds (0.1%)
	Banco Comercial Portugues SA	0.750%	5/31/22	EUR	700	777
	Banco Santander Totta SA	0.875%	4/25/24	EUR	100	113
	Brisa Concessao Rodoviaria SA	2.000%	3/22/23	EUR	200	223
	Brisa Concessao Rodoviaria SA	2.375%	5/10/27	EUR	13,300	14,965
	EDP Finance BV	2.625%	1/18/22	EUR	10,955	12,413
	EDP Finance BV	2.375%	3/23/23	EUR	800	921
	EDP Finance BV	1.875%	9/29/23	EUR	8,900	10,145
	EDP Finance BV	8.625%	1/4/24	GBP	9,005	13,856
	EDP Finance BV	1.125%	2/12/24	EUR	11,400	12,694
	EDP Finance BV	2.000%	4/22/25	EUR	11,700	13,548

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	EDP Finance BV	1.875%	10/13/25	EUR	1,200	1,389
	EDP Finance BV	0.375%	9/16/26	EUR	10,000	10,597
	Galp Gas Natural Distribuicao SA	1.375%	9/19/23	EUR	2,600	2,824
	Ren Finance BV	1.750%	1/18/28	EUR	2,650	3,009
						97,474
Sovereign Bonds (0.6%)
[2]	Portuguese Republic	3.850%	4/15/21	EUR	51,000	58,148
[2]	Portuguese Republic	2.200%	10/17/22	EUR	65,000	75,403
[2]	Portuguese Republic	4.950%	10/25/23	EUR	43,100	55,368
[2]	Portuguese Republic	5.650%	2/15/24	EUR	80,000	106,114
[2]	Portuguese Republic	2.875%	10/15/25	EUR	81,086	101,213
	Portuguese Republic	4.125%	4/14/27	EUR	33,009	45,058
[2]	Portuguese Republic	0.700%	10/15/27	EUR	43,724	48,268
[2]	Portuguese Republic	1.950%	6/15/29	EUR	114,129	138,606
[2]	Portuguese Republic	3.875%	2/15/30	EUR	40,000	56,552
[2]	Portuguese Republic	0.475%	10/18/30	EUR	25,000	26,480
[2]	Portuguese Republic	2.250%	4/18/34	EUR	70,000	88,890
[2]	Portuguese Republic	4.100%	4/15/37	EUR	16,700	26,409
[2]	Portuguese Republic	4.100%	2/15/45	EUR	44,000	73,451
						899,960
Total Portugal (Cost $1,007,382)						1,013,778
Romania (0.1%)
Corporate Bonds (0.0%)
	NE Property BV	1.875%	10/9/26	EUR	6,000	5,370

Sovereign Bonds (0.1%)
	Republic of Romania	3.625%	4/24/24	EUR	5,200	5,972
	Republic of Romania	2.750%	10/29/25	EUR	16,885	18,747
[2]	Republic of Romania	2.000%	12/8/26	EUR	3,650	3,820
	Republic of Romania	2.375%	4/19/27	EUR	22,500	23,835
	Republic of Romania	2.875%	5/26/28	EUR	33,525	36,108
	Republic of Romania	2.500%	2/8/30	EUR	7,000	7,236
	Republic of Romania	2.124%	7/16/31	EUR	3,050	2,891
[2]	Republic of Romania	2.124%	7/16/31	EUR	4,310	4,067
[2]	Republic of Romania	2.000%	1/28/32	EUR	4,500	4,160
	Republic of Romania	3.875%	10/29/35	EUR	8,000	8,687
	Republic of Romania	4.125%	3/11/39	EUR	3,000	3,245
	Republic of Romania	4.625%	4/3/49	EUR	10,000	10,956
[2]	Republic of Romania	4.625%	4/3/49	EUR	8,485	9,350
[2]	Republic of Romania	3.375%	1/28/50	EUR	10,000	9,300
						148,374
Total Romania (Cost $172,816)						153,744
Russia (0.4%)
Sovereign Bonds (0.4%)
	Gazprom OAO Via Gaz Capital SA	2.750%	11/30/21	CHF	2,100	2,188
	Gazprom OAO Via Gaz Capital SA	3.125%	11/17/23	EUR	500	564
	Gazprom OAO Via Gaz Capital SA	2.949%	1/24/24	EUR	500	560
	Gazprom OAO Via Gaz Capital SA	4.250%	4/6/24	GBP	3,643	4,646
	Russian Federation	7.600%	4/14/21	RUB	1,600,000	22,059
	Russian Federation	7.000%	12/15/21	RUB	450,000	6,223
	Russian Federation	7.600%	7/20/22	RUB	2,600,000	36,703

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Russian Federation	7.400%	12/7/22	RUB	745,000	10,545
Russian Federation	7.000%	1/25/23	RUB	1,525,000	21,383
Russian Federation	7.000%	8/16/23	RUB	3,070,000	43,334
Russian Federation	6.500%	2/28/24	RUB	2,582,000	36,000
Russian Federation	7.400%	7/17/24	RUB	2,749,000	39,607
Russian Federation	7.100%	10/16/24	RUB	300,000	4,282
Russian Federation	7.150%	11/12/25	RUB	900,000	12,972
Russian Federation	2.875%	12/4/25	EUR	100	117
[2] Russian Federation	2.875%	12/4/25	EUR	12,300	14,379
Russian Federation	7.950%	10/7/26	RUB	2,350,000	35,451
Russian Federation	8.150%	2/3/27	RUB	4,454,500	68,176
Russian Federation	7.050%	1/19/28	RUB	2,650,000	38,442
Russian Federation	6.900%	5/23/29	RUB	2,899,000	41,655
Russian Federation	7.650%	4/10/30	RUB	3,000,000	45,286
Russian Federation	7.700%	3/23/33	RUB	1,840,000	28,229
Russian Federation	7.250%	5/10/34	RUB	2,535,500	37,677
Russian Railways Via RZD Capital plc	7.487%	3/25/31	GBP	2,000	3,269
Total Russia (Cost $616,284)					553,747
Saudi Arabia (0.0%)
Sovereign Bonds (0.0%)
[2] Kingdom of Saudi Arabia	0.750%	7/9/27	EUR	10,000	10,381
Kingdom of Saudi Arabia	2.000%	7/9/39	EUR	14,600	14,669
Total Saudi Arabia (Cost $28,769)					25,050
Singapore (0.5%)
Corporate Bonds (0.0%)
DBS Bank Ltd.	0.375%	1/23/24	EUR	11,000	12,223
[1] DBS Group Holdings Ltd.	1.500%	4/11/28	EUR	5,000	5,402
[1] DBS Group Holdings Ltd.	3.980%	12/31/49	SGD	1,750	1,261
Oversea-Chinese Banking Corp. Ltd.	0.375%	3/1/23	EUR	2,060	2,284
Oversea-Chinese Banking Corp. Ltd.	0.625%	4/18/25	EUR	10,000	11,293
[1] Oversea-Chinese Banking Corp. Ltd.	4.000%	12/31/49	SGD	2,750	1,962
United Overseas Bank Ltd.	0.500%	1/16/25	EUR	12,500	13,999
					48,424
Sovereign Bonds (0.5%)
Housing & Development Board	3.140%	3/18/21	SGD	10,000	7,234
Housing & Development Board	1.470%	7/19/21	SGD	30,000	21,458
Housing & Development Board	3.100%	7/24/24	SGD	9,250	7,125
Housing & Development Board	2.035%	9/16/26	SGD	9,750	7,245
Housing & Development Board	2.675%	1/22/29	SGD	5,000	3,901
Housing & Development Board	2.598%	10/30/29	SGD	6,000	4,661
Housing & Development Board	3.080%	5/31/30	SGD	5,000	4,043
Republic of Singapore	2.250%	6/1/21	SGD	45,370	32,819
Republic of Singapore	1.750%	4/1/22	SGD	20,000	14,542
Republic of Singapore	3.125%	9/1/22	SGD	69,000	51,948
Republic of Singapore	1.750%	2/1/23	SGD	100,000	73,351
Republic of Singapore	2.750%	7/1/23	SGD	10,150	7,701
Republic of Singapore	2.000%	2/1/24	SGD	55,000	41,160
Republic of Singapore	3.000%	9/1/24	SGD	16,500	12,926
Republic of Singapore	2.375%	6/1/25	SGD	40,000	30,857
Republic of Singapore	2.125%	6/1/26	SGD	21,240	16,357
Republic of Singapore	3.500%	3/1/27	SGD	45,400	38,071
Republic of Singapore	2.625%	5/1/28	SGD	73,000	59,044

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Republic of Singapore	2.625%	5/1/28	SGD	24,000	19,418
Republic of Singapore	2.875%	7/1/29	SGD	13,435	11,178
Republic of Singapore	2.875%	9/1/30	SGD	19,600	16,447
Republic of Singapore	3.375%	9/1/33	SGD	32,000	28,965
Republic of Singapore	2.250%	8/1/36	SGD	25,500	20,820
Republic of Singapore	2.375%	7/1/39	SGD	24,600	20,793
Republic of Singapore	2.750%	4/1/42	SGD	21,485	19,475
Republic of Singapore	2.750%	3/1/46	SGD	47,250	43,853
Republic of Singapore	1.875%	3/1/50	SGD	9,000	7,326
Temasek Financial I Ltd.	0.500%	3/1/22	EUR	9,000	9,918
Temasek Financial I Ltd.	0.500%	11/20/31	EUR	22,000	23,746
Temasek Financial I Ltd.	5.125%	7/26/40	GBP	6,500	13,816
Temasek Financial I Ltd.	1.250%	11/20/49	EUR	2,000	2,341
					672,539
Total Singapore (Cost $696,168)					720,963
Slovakia (0.2%)
Sovereign Bonds (0.2%)
Slovak Republic	3.000%	2/28/23	EUR	5,000	5,952
Slovak Republic	0.000%	11/13/23	EUR	62,800	69,211
Slovak Republic	3.375%	11/15/24	EUR	20,000	25,332
Slovak Republic	0.625%	5/22/26	EUR	13,000	14,542
Slovak Republic	1.375%	1/21/27	EUR	21,200	24,767
Slovak Republic	1.000%	6/12/28	EUR	33,770	38,702
Slovak Republic	3.625%	1/16/29	EUR	3,000	4,174
Slovak Republic	0.750%	4/9/30	EUR	9,825	10,848
Slovak Republic	1.625%	1/21/31	EUR	14,500	17,416
Slovak Republic	1.875%	3/9/37	EUR	10,150	13,006
Slovak Republic	2.000%	10/17/47	EUR	6,125	8,592
Slovak Republic	2.250%	6/12/68	EUR	2,500	3,940
Total Slovakia (Cost $234,925)					236,482
Slovenia (0.1%)
Sovereign Bonds (0.1%)
Republic of Slovenia	2.250%	3/25/22	EUR	11,072	12,640
Republic of Slovenia	4.625%	9/9/24	EUR	4,000	5,238
Republic of Slovenia	2.125%	7/28/25	EUR	5,000	6,022
Republic of Slovenia	5.125%	3/30/26	EUR	8,000	11,230
Republic of Slovenia	1.250%	3/22/27	EUR	14,000	16,226
Republic of Slovenia	1.000%	3/6/28	EUR	35,000	39,585
Republic of Slovenia	1.188%	3/14/29	EUR	10,000	11,482
Republic of Slovenia	1.500%	3/25/35	EUR	12,000	13,928
Republic of Slovenia	1.750%	11/3/40	EUR	10,000	11,776
Republic of Slovenia	3.125%	8/7/45	EUR	10,000	14,885
Total Slovenia (Cost $138,681)					143,012
South Africa (0.0%)
Corporate Bonds (0.0%)
Anglo American Capital plc	3.500%	3/28/22	EUR	11,849	13,433
Anglo American Capital plc	1.625%	9/18/25	EUR	250	277
Anglo American Capital plc	1.625%	3/11/26	EUR	200	219
Total South Africa (Cost $15,013)					13,929

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
South Korea (2.6%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.0%)
[2]	Korea Housing Finance Corp.	0.750%	10/30/23	EUR	4,800	5,377
[2]	Korea Housing Finance Corp.	0.010%	2/5/25	EUR	5,000	5,450
						10,827
Corporate Bonds (0.0%)
	Hyundai Capital Services Inc.	3.500%	6/3/21	AUD	995	642
[2]	LG Chem Ltd.	0.500%	4/15/23	EUR	1,100	1,151
	Shinhan Bank Co. Ltd.	1.340%	8/27/22	KRW	6,000,000	4,948
						6,741
Sovereign Bonds (2.6%)
	Bank of Korea	1.315%	10/2/21	KRW	29,800,000	24,565
	Bank of Korea	1.400%	12/2/21	KRW	20,000,000	16,533
	Export-Import Bank of Korea	0.500%	5/30/22	EUR	4,961	5,450
	Export-Import Bank of Korea	0.625%	7/11/23	EUR	1,000	1,102
	Export-Import Bank of Korea	0.375%	3/26/24	EUR	10,000	10,890
	Export-Import Bank of Korea	4.000%	6/7/27	AUD	850	612
	Korea Development Bank	0.625%	7/17/23	EUR	13,475	14,906
	Korea Gas Corp.	0.000%	11/28/23	CHF	4,000	4,068
	Korea Monetary Stabilization Bond	1.810%	2/2/21	KRW	67,000,000	55,392
	Korea Monetary Stabilization Bond	1.180%	8/2/21	KRW	19,000,000	15,634
	Korea Monetary Stabilization Bond	1.285%	2/2/22	KRW	18,500,000	15,240
	Republic of Korea	1.750%	5/31/20	KRW	20,000,000	16,430
	Republic of Korea	1.750%	11/30/20	KRW	20,000,000	16,527
	Republic of Korea	1.750%	12/31/20	KRW	10,000,000	8,270
	Republic of Korea	1.750%	1/31/21	KRW	10,000,000	8,276
	Republic of Korea	1.500%	4/30/21	KRW	20,000,000	16,535
	Republic of Korea	2.250%	6/10/21	KRW	80,000,000	66,682
	Republic of Korea	4.250%	6/10/21	KRW	45,000,000	38,316
	Republic of Korea	1.250%	7/31/21	KRW	20,000,000	16,500
	Republic of Korea	1.250%	8/31/21	KRW	17,000,000	14,025
	Republic of Korea	1.375%	9/10/21	KRW	143,000,000	118,152
	Republic of Korea	1.250%	11/30/21	KRW	10,000,000	8,252
	Republic of Korea	1.500%	11/30/21	KRW	40,000,000	33,143
	Republic of Korea	2.000%	12/10/21	KRW	205,000,000	171,123
	Republic of Korea	1.500%	12/31/21	KRW	40,000,000	33,150
	Republic of Korea	1.875%	3/10/22	KRW	200,000,000	166,861
	Republic of Korea	1.625%	6/10/22	KRW	70,000,000	58,187
	Republic of Korea	2.000%	9/10/22	KRW	40,000,000	33,572
	Republic of Korea	1.250%	12/10/22	KRW	50,000,000	41,278
	Republic of Korea	2.375%	3/10/23	KRW	160,000,000	136,215
	Republic of Korea	3.000%	3/10/23	KRW	84,000,000	72,770
	Republic of Korea	1.000%	6/10/23	KRW	33,000,000	27,029
	Republic of Korea	2.250%	9/10/23	KRW	115,000,000	97,854
	Republic of Korea	3.375%	9/10/23	KRW	40,000,000	35,246
	Republic of Korea	1.875%	3/10/24	KRW	115,000,000	96,716
	Republic of Korea	3.000%	9/10/24	KRW	95,000,000	83,708
	Republic of Korea	2.250%	6/10/25	KRW	79,000,000	67,975
	Republic of Korea	2.250%	12/10/25	KRW	30,000,000	25,840
	Republic of Korea	5.750%	3/10/26	KRW	14,000,000	14,325
	Republic of Korea	1.875%	6/10/26	KRW	132,000,000	111,518
	Republic of Korea	1.500%	12/10/26	KRW	130,000,000	107,387
	Republic of Korea	5.250%	3/10/27	KRW	15,500,000	15,898

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Republic of Korea	2.125%	6/10/27	KRW	125,000,000	107,463
	Republic of Korea	2.375%	12/10/27	KRW	95,000,000	83,340
	Republic of Korea	5.500%	3/10/28	KRW	20,000,000	21,380
	Republic of Korea	2.625%	6/10/28	KRW	175,000,000	156,869
	Republic of Korea	2.375%	12/10/28	KRW	100,000,000	88,308
	Republic of Korea	1.875%	6/10/29	KRW	98,000,000	83,279
	Republic of Korea	1.375%	12/10/29	KRW	15,000,000	12,158
	Republic of Korea	5.500%	12/10/29	KRW	16,000,000	17,785
	Republic of Korea	4.750%	12/10/30	KRW	28,000,000	30,088
	Republic of Korea	4.000%	12/10/31	KRW	41,000,000	42,262
	Republic of Korea	3.750%	12/10/33	KRW	96,500,000	100,323
	Republic of Korea	2.625%	9/10/35	KRW	49,000,000	45,804
	Republic of Korea	1.500%	9/10/36	KRW	140,000,000	113,115
	Republic of Korea	2.250%	9/10/37	KRW	108,000,000	97,095
	Republic of Korea	2.375%	9/10/38	KRW	126,600,000	116,214
[6]	Republic of Korea	1.125%	9/10/39	KRW	76,800,000	57,748
	Republic of Korea	3.000%	12/10/42	KRW	51,000,000	52,493
	Republic of Korea	2.750%	12/10/44	KRW	57,990,000	58,085
	Republic of Korea	2.000%	3/10/46	KRW	65,000,000	57,174
	Republic of Korea	2.125%	3/10/47	KRW	104,000,000	93,948
	Republic of Korea	2.625%	3/10/48	KRW	108,695,000	108,340
	Republic of Korea	2.000%	3/10/49	KRW	150,360,000	132,957
[6]	Republic of Korea	1.500%	3/10/50	KRW	60,000,000	47,385
	Republic of Korea	2.000%	9/10/68	KRW	25,682,000	23,347
						3,669,112
Total South Korea (Cost $3,761,904)						3,686,680
Spain (5.4%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.4%)
	AyT Cedulas Cajas Global	3.750%	12/14/22	EUR	800	963
	AyT Cedulas Cajas Global	4.250%	10/25/23	EUR	1,100	1,384
	AyT Cedulas Cajas Global	4.750%	5/25/27	EUR	10,700	15,454
	AyT Cedulas Cajas X Fondo de Titulizacion de Activos	3.750%	6/30/25	EUR	10,000	13,039
	Banco Bilbao Vizcaya Argentaria SA	3.875%	1/30/23	EUR	6,000	7,296
	Banco Bilbao Vizcaya Argentaria SA	2.250%	6/12/24	EUR	3,000	3,600
	Banco Bilbao Vizcaya Argentaria SA	4.000%	2/25/25	EUR	7,100	9,294
	Banco Bilbao Vizcaya Argentaria SA	0.875%	11/22/26	EUR	15,000	17,350
	Banco de Sabadell SA	0.875%	11/12/21	EUR	10,000	11,123
	Banco de Sabadell SA	0.625%	6/10/24	EUR	30,500	34,376
	Banco Santander SA	0.750%	9/9/22	EUR	20,700	23,162
	Banco Santander SA	1.125%	11/27/24	EUR	14,500	16,773
	Banco Santander SA	1.000%	4/7/25	EUR	43,000	49,537
	Banco Santander SA	3.875%	2/6/26	EUR	400	537
	Banco Santander SA	4.625%	5/4/27	EUR	1,600	2,321
	Banco Santander SA	1.125%	10/25/28	EUR	5,100	6,069
	Banco Santander SA	2.000%	11/27/34	EUR	11,600	15,694
	Bankia SA	4.500%	4/26/22	EUR	4,050	4,840
	Bankia SA	1.125%	8/5/22	EUR	23,000	25,865
	Bankia SA	4.000%	2/3/25	EUR	12,300	16,084
	Bankia SA	1.000%	9/25/25	EUR	11,200	12,907
	Bankia SA	4.125%	3/24/36	EUR	4,700	8,046
	Bankinter SA	0.875%	8/3/22	EUR	10,300	11,527
	Bankinter SA	1.000%	2/5/25	EUR	8,200	9,404

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
CaixaBank SA	3.625%	1/18/21	EUR	5,000	5,621
CaixaBank SA	4.500%	1/26/22	EUR	15,000	17,758
CaixaBank SA	2.625%	3/21/24	EUR	5,600	6,781
CaixaBank SA	3.875%	2/17/25	EUR	17,000	22,113
CaixaBank SA	0.625%	3/27/25	EUR	18,000	20,322
Caja Rural de Navarra SCC	0.500%	3/16/22	EUR	14,700	16,280
Caja Rural de Navarra SCC	0.875%	5/8/25	EUR	6,400	7,279
Cajamar Caja Rural SCC	1.250%	1/26/22	EUR	3,100	3,472
Cajamar Caja Rural SCC	0.875%	6/18/23	EUR	15,000	16,853
Cedulas TDA 6 Fondo de Titulizacion de Activos	3.875%	5/23/25	EUR	1,000	1,305
Eurocaja Rural SCC	0.875%	10/1/21	EUR	4,000	4,440
Eurocaja Rural SCC	0.875%	5/27/24	EUR	5,000	5,659
IM Cedulas 10	4.500%	2/21/22	EUR	11,300	13,382
Kutxabank SA	1.750%	5/27/21	EUR	5,000	5,582
Programa Cedulas TDA Fondo de Titulizacion de Activos	4.250%	3/28/27	EUR	8,500	11,934
Programa Cedulas TDA Fondo de Titulizacion de Activos	4.250%	4/10/31	EUR	19,800	30,994
					506,420
Corporate Bonds (0.6%)
Abertis Infraestructuras SA	3.750%	6/20/23	EUR	3,100	3,572
Abertis Infraestructuras SA	1.500%	6/27/24	EUR	1,900	1,999
Abertis Infraestructuras SA	2.500%	2/27/25	EUR	200	218
Abertis Infraestructuras SA	0.625%	7/15/25	EUR	4,000	3,958
Abertis Infraestructuras SA	1.375%	5/20/26	EUR	700	710
Abertis Infraestructuras SA	3.375%	11/27/26	GBP	3,000	3,663
Abertis Infraestructuras SA	1.000%	2/27/27	EUR	1,300	1,273
Abertis Infraestructuras SA	2.375%	9/27/27	EUR	7,000	7,468
Abertis Infraestructuras SA	3.000%	3/27/31	EUR	3,600	3,920
ACS Servicios Comunicaciones y Energia SL	1.875%	4/20/26	EUR	3,900	4,148
Banco Bilbao Vizcaya Argentaria SA	0.625%	1/17/22	EUR	1,000	1,097
Banco Bilbao Vizcaya Argentaria SA	0.750%	1/20/22	EUR	12,100	13,457
Banco Bilbao Vizcaya Argentaria SA	0.625%	3/18/23	EUR	21,000	23,470
Banco Bilbao Vizcaya Argentaria SA	1.125%	2/28/24	EUR	3,000	3,266
Banco Bilbao Vizcaya Argentaria SA	0.375%	10/2/24	EUR	3,000	3,142
Banco Bilbao Vizcaya Argentaria SA	0.500%	1/14/27	EUR	10,600	10,842
Banco Bilbao Vizcaya Argentaria SA	3.500%	2/10/27	EUR	17,100	20,610
Banco de Sabadell SA	0.875%	3/5/23	EUR	5,000	5,269
Banco de Sabadell SA	0.125%	10/20/23	EUR	7,800	8,614
Banco de Sabadell SA	1.625%	3/7/24	EUR	18,700	19,892
Banco Santander SA	1.375%	2/9/22	EUR	10,500	11,598
Banco Santander SA	1.375%	12/14/22	EUR	6,900	7,712
Banco Santander SA	2.750%	9/12/23	GBP	5,400	6,976
Banco Santander SA	1.375%	7/31/24	GBP	4,000	4,919
Banco Santander SA	0.463%	12/5/24	JPY	2,000,000	18,342
Banco Santander SA	1.125%	1/17/25	EUR	4,000	4,373
Banco Santander SA	2.500%	3/18/25	EUR	19,400	22,053
Banco Santander SA	1.500%	1/25/26	EUR	26,000	30,941
Banco Santander SA	3.250%	4/4/26	EUR	5,500	6,493
Banco Santander SA	3.125%	1/19/27	EUR	7,000	8,251
Banco Santander SA	2.125%	2/8/28	EUR	2,600	2,887
Banco Santander SA	0.875%	5/9/31	EUR	10,200	11,914

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Bankia SA	1.000%	3/14/23	EUR	18,200	20,551
	Bankia SA	0.750%	7/9/26	EUR	12,800	13,311
	Bankia SA	1.125%	11/12/26	EUR	5,000	5,001
	Bankinter SA	1.250%	2/7/28	EUR	500	594
	CaixaBank SA	1.125%	1/12/23	EUR	2,000	2,167
	CaixaBank SA	1.000%	2/8/23	EUR	6,300	7,113
	CaixaBank SA	0.750%	4/18/23	EUR	1,700	1,841
	CaixaBank SA	1.750%	10/24/23	EUR	10,000	10,972
	CaixaBank SA	2.375%	2/1/24	EUR	6,700	7,507
	CaixaBank SA	1.125%	5/17/24	EUR	8,000	8,750
	CaixaBank SA	1.125%	3/27/26	EUR	10,000	10,861
	CaixaBank SA	1.250%	1/11/27	EUR	600	708
	CaixaBank SA	1.000%	1/17/28	EUR	5,500	6,434
[1]	CaixaBank SA	2.750%	7/14/28	EUR	4,000	4,334
[1]	CaixaBank SA	2.250%	4/17/30	EUR	24,000	25,091
	Criteria Caixa SAU	1.625%	4/21/22	EUR	3,000	3,326
	Criteria Caixa SAU	1.500%	5/10/23	EUR	2,700	2,971
	Enagas Financiaciones SAU	2.500%	4/11/22	EUR	2,000	2,271
	Enagas Financiaciones SAU	1.000%	3/25/23	EUR	100	111
	Enagas Financiaciones SAU	1.250%	2/6/25	EUR	5,200	5,888
	Enagas Financiaciones SAU	1.375%	5/5/28	EUR	200	229
	Ferrovial Emisiones SA	3.375%	6/7/21	EUR	700	788
	Ferrovial Emisiones SA	2.500%	7/15/24	EUR	5,000	5,822
	Iberdrola Finanzas SAU	6.000%	7/1/22	GBP	6,500	8,982
	Iberdrola Finanzas SAU	7.375%	1/29/24	GBP	4,600	7,002
	Iberdrola Finanzas SAU	1.000%	3/7/24	EUR	5,900	6,633
	Iberdrola Finanzas SAU	1.000%	3/7/25	EUR	300	339
	Iberdrola Finanzas SAU	1.621%	11/29/29	EUR	700	838
	Iberdrola International BV	3.000%	1/31/22	EUR	3,200	3,667
	Iberdrola International BV	2.500%	10/24/22	EUR	2,600	2,997
	Iberdrola International BV	1.125%	1/27/23	EUR	200	224
	Iberdrola International BV	1.750%	9/17/23	EUR	10,000	11,494
	Iberdrola International BV	1.875%	10/8/24	EUR	400	468
	Iberdrola International BV	0.375%	9/15/25	EUR	16,700	18,351
	Iberdrola International BV	1.125%	4/21/26	EUR	7,300	8,368
[1]	Iberdrola International BV	1.875%	12/31/49	EUR	800	875
[1]	Iberdrola International BV	2.625%	12/31/49	EUR	1,100	1,235
[1]	Iberdrola International BV	3.250%	12/31/49	EUR	9,600	11,040
	Inmobiliaria Colonial Socimi SA	2.728%	6/5/23	EUR	7,300	8,273
	Inmobiliaria Colonial Socimi SA	1.450%	10/28/24	EUR	4,500	4,804
	Inmobiliaria Colonial Socimi SA	1.625%	11/28/25	EUR	1,100	1,167
	Inmobiliaria Colonial Socimi SA	2.000%	4/17/26	EUR	4,000	4,274
	Mapfre SA	1.625%	5/19/26	EUR	1,500	1,712
[1]	Mapfre SA	4.375%	3/31/47	EUR	4,500	5,249
[1]	Mapfre SA	4.125%	9/7/48	EUR	7,100	8,252
	Merlin Properties Socimi SA	2.375%	5/23/22	EUR	8,700	9,619
	Merlin Properties Socimi SA	2.225%	4/25/23	EUR	400	439
	Merlin Properties Socimi SA	1.750%	5/26/25	EUR	9,670	10,308
	Merlin Properties Socimi SA	1.875%	12/4/34	EUR	6,000	5,775
	Naturgy Capital Markets SA	1.125%	4/11/24	EUR	4,400	4,927
	Naturgy Finance BV	2.875%	3/11/24	EUR	4,000	4,768
	Naturgy Finance BV	0.875%	5/15/25	EUR	15,300	17,004
	Naturgy Finance BV	1.250%	4/19/26	EUR	8,900	10,028
	Naturgy Finance BV	1.375%	1/19/27	EUR	200	227

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Naturgy Finance BV	1.500%	1/29/28	EUR	5,000	5,712
	Naturgy Finance BV	0.750%	11/28/29	EUR	1,300	1,389
	NorteGas Energia Distribucion SAU	0.918%	9/28/22	EUR	400	438
	NorteGas Energia Distribucion SAU	2.065%	9/28/27	EUR	10,500	11,794
	Prosegur Cash SA	1.375%	2/4/26	EUR	1,200	1,274
	Red Electrica Financiaciones SAU	3.875%	1/25/22	EUR	2,000	2,326
	Red Electrica Financiaciones SAU	2.125%	7/1/23	EUR	6,800	7,893
	Red Electrica Financiaciones SAU	1.125%	4/24/25	EUR	300	343
	Red Electrica Financiaciones SAU	1.000%	4/21/26	EUR	600	682
	Red Electrica Financiaciones SAU	1.250%	3/13/27	EUR	600	692
	Redexis Gas Finance BV	1.875%	4/27/27	EUR	4,200	4,538
	Repsol International Finance BV	0.500%	5/23/22	EUR	7,500	8,125
	Repsol International Finance BV	2.250%	12/10/26	EUR	10,100	11,590
	Repsol International Finance BV	0.250%	8/2/27	EUR	1,200	1,190
	Santander Consumer Finance SA	1.000%	5/26/21	EUR	100	110
	Santander Consumer Finance SA	0.500%	10/4/21	EUR	20,100	21,936
	Santander Consumer Finance SA	0.875%	1/24/22	EUR	30,700	33,618
	Santander Consumer Finance SA	0.875%	5/30/23	EUR	3,300	3,591
	Santander Consumer Finance SA	1.125%	10/9/23	EUR	15,000	16,467
	Santander Consumer Finance SA	1.000%	2/27/24	EUR	11,000	11,982
	Santander Consumer Finance SA	0.375%	6/27/24	EUR	10,000	10,611
	Telefonica Emisiones SAU	1.477%	9/14/21	EUR	12,000	13,306
	Telefonica Emisiones SAU	5.289%	12/9/22	GBP	1,000	1,368
	Telefonica Emisiones SAU	3.987%	1/23/23	EUR	20,000	23,934
	Telefonica Emisiones SAU	1.069%	2/5/24	EUR	17,400	19,418
	Telefonica Emisiones SAU	5.375%	2/2/26	GBP	2,600	3,864
	Telefonica Emisiones SAU	1.460%	4/13/26	EUR	4,000	4,545
	Telefonica Emisiones SAU	1.447%	1/22/27	EUR	9,100	10,339
	Telefonica Emisiones SAU	2.318%	10/17/28	EUR	800	969
	Telefonica Emisiones SAU	1.788%	3/12/29	EUR	8,600	9,873
	Telefonica Emisiones SAU	5.445%	10/8/29	GBP	2,150	3,439
	Telefonica Emisiones SAU	2.932%	10/17/29	EUR	11,300	14,164
	Telefonica Emisiones SAU	0.664%	2/3/30	EUR	7,400	7,680
	Telefonica Emisiones SAU	1.957%	7/1/39	EUR	8,000	8,998
	Telefonica Europe BV	5.875%	2/14/33	EUR	832	1,359
						882,584
Sovereign Bonds (4.4%)
	Adif - Alta Velocidad	3.500%	5/27/24	EUR	12,000	14,810
	Adif - Alta Velocidad	1.875%	1/28/25	EUR	15,100	17,625
	Autonomous Community of Madrid Spain	0.727%	5/19/21	EUR	23,300	25,706
	Autonomous Community of Madrid Spain	2.875%	7/17/23	EUR	8,950	10,634
	Autonomous Community of Madrid Spain	4.125%	5/21/24	EUR	21,500	27,216
	Autonomous Community of Madrid Spain	0.997%	9/30/24	EUR	1,720	1,941
	Autonomous Community of Madrid Spain	1.826%	4/30/25	EUR	14,000	16,426
	Autonomous Community of Madrid Spain	4.300%	9/15/26	EUR	21,274	28,748
	Autonomous Community of Madrid Spain	2.146%	4/30/27	EUR	17,000	20,558
	Autonomous Community of Madrid Spain	1.773%	4/30/28	EUR	13,625	16,076
	Autonomous Community of Madrid Spain	1.571%	4/30/29	EUR	20,000	23,291
	Autonomous Community of Madrid Spain	2.080%	3/12/30	EUR	5,000	6,044
	Canal de Isabel II Gestion SA	1.680%	2/26/25	EUR	3,500	3,956
[14]	FADE - Fondo de Amortizacion del Deficit Electrico	0.500%	3/17/23	EUR	30,000	33,278
[14]	Fondo De Titulizacion Del Deficit Del Sistema Electrico FTA	0.850%	12/17/23	EUR	5,000	5,622

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
[2]	Kingdom of Spain	5.500%	4/30/21	EUR	27,810	32,189
	Kingdom of Spain	0.050%	10/31/21	EUR	157,839	173,547
[2]	Kingdom of Spain	5.850%	1/31/22	EUR	132,300	160,338
	Kingdom of Spain	0.400%	4/30/22	EUR	285,000	316,101
[2]	Kingdom of Spain	5.400%	1/31/23	EUR	140,580	177,444
	Kingdom of Spain	0.350%	7/30/23	EUR	238,590	265,046
[2]	Kingdom of Spain	4.400%	10/31/23	EUR	80,495	101,932
[2]	Kingdom of Spain	4.800%	1/31/24	EUR	51,335	66,368
[2]	Kingdom of Spain	3.800%	4/30/24	EUR	82,820	104,312
[2]	Kingdom of Spain	0.250%	7/30/24	EUR	205,702	227,091
[2]	Kingdom of Spain	2.750%	10/31/24	EUR	217,800	266,940
[2]	Kingdom of Spain	1.600%	4/30/25	EUR	192,255	225,682
[2]	Kingdom of Spain	4.650%	7/30/25	EUR	18,760	25,327
[2]	Kingdom of Spain	2.150%	10/31/25	EUR	71,100	86,039
[2]	Kingdom of Spain	1.950%	4/30/26	EUR	223,371	268,663
[2]	Kingdom of Spain	5.900%	7/30/26	EUR	157,401	231,407
[2]	Kingdom of Spain	1.500%	4/30/27	EUR	136,489	160,526
[2]	Kingdom of Spain	1.450%	10/31/27	EUR	39,400	46,194
[2]	Kingdom of Spain	1.400%	4/30/28	EUR	122,100	142,613
[2]	Kingdom of Spain	1.400%	7/30/28	EUR	211,563	247,361
[2]	Kingdom of Spain	5.150%	10/31/28	EUR	208,090	313,744
	Kingdom of Spain	6.000%	1/31/29	EUR	12,078	19,267
[2]	Kingdom of Spain	1.450%	4/30/29	EUR	130,175	152,817
[2]	Kingdom of Spain	0.600%	10/31/29	EUR	37,344	40,402
[2]	Kingdom of Spain	0.500%	4/30/30	EUR	44,459	47,672
[2]	Kingdom of Spain	1.950%	7/30/30	EUR	58,773	72,048
[2]	Kingdom of Spain	1.250%	10/31/30	EUR	554,436	635,395
	Kingdom of Spain	5.750%	7/30/32	EUR	11,314	19,502
[2]	Kingdom of Spain	2.350%	7/30/33	EUR	70,926	91,479
[2]	Kingdom of Spain	1.850%	7/30/35	EUR	75,000	91,494
[2]	Kingdom of Spain	4.200%	1/31/37	EUR	144,580	233,913
[2]	Kingdom of Spain	4.900%	7/30/40	EUR	37,980	68,904
[2]	Kingdom of Spain	4.700%	7/30/41	EUR	182,400	326,836
[2]	Kingdom of Spain	5.150%	10/31/44	EUR	81,195	158,348
[2]	Kingdom of Spain	2.900%	10/31/46	EUR	104,224	151,083
[2]	Kingdom of Spain	2.700%	10/31/48	EUR	49,077	69,307
[2]	Kingdom of Spain	1.000%	10/31/50	EUR	10,484	10,180
[2]	Kingdom of Spain	3.450%	7/30/66	EUR	73,000	125,995
						6,205,437
Total Spain (Cost $7,404,957)						7,594,441
Supranational (3.3%)
Sovereign Bonds (3.3%)
	African Development Bank	0.875%	12/20/21	GBP	1,500	1,899
	African Development Bank	5.250%	3/23/22	AUD	14,000	9,898
	African Development Bank	4.750%	3/6/24	AUD	6,600	4,913
	African Development Bank	0.250%	11/21/24	EUR	22,600	25,342
	African Development Bank	4.000%	1/10/25	AUD	14,330	10,549
	African Development Bank	4.500%	6/2/26	AUD	6,230	4,817
	African Development Bank	0.125%	10/7/26	EUR	4,000	4,445
	African Development Bank	3.300%	7/27/27	AUD	1,000	730
	African Development Bank	3.350%	8/8/28	AUD	500	369
	African Development Bank	0.500%	3/21/29	EUR	4,000	4,600
	Asian Development Bank	2.750%	1/19/22	AUD	5,900	3,985

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Asian Development Bank	5.000%	3/9/22	AUD	15,500	10,904
	Asian Development Bank	1.000%	12/15/22	GBP	2,400	3,067
	Asian Development Bank	2.650%	1/11/23	AUD	1,500	1,026
	Asian Development Bank	3.000%	1/17/23	NZD	10,000	6,504
	Asian Development Bank	0.200%	5/25/23	EUR	1,000	1,113
	Asian Development Bank	4.500%	9/5/23	AUD	1,250	915
	Asian Development Bank	2.450%	1/17/24	AUD	1,800	1,243
	Asian Development Bank	3.500%	5/30/24	NZD	20,000	13,544
	Asian Development Bank	3.750%	3/12/25	AUD	11,230	8,274
	Asian Development Bank	0.625%	9/15/26	GBP	7,400	9,296
	Asian Development Bank	3.000%	10/14/26	AUD	1,825	1,325
	Asian Development Bank	4.650%	2/16/27	CAD	2,792	2,488
	Asian Development Bank	3.400%	9/10/27	AUD	2,700	2,017
	Asian Development Bank	3.300%	8/8/28	AUD	2,600	1,939
	Asian Development Bank	0.000%	10/24/29	EUR	15,200	16,679
	Corp. Andina de Fomento	0.500%	1/25/22	EUR	4,780	5,229
	Corp. Andina de Fomento	0.750%	6/13/23	EUR	5,000	5,466
	Corp. Andina de Fomento	1.125%	2/13/25	EUR	15,000	16,481
	Corp. Andina de Fomento	0.500%	2/26/26	CHF	8,700	8,914
	Corp. Andina de Fomento	4.500%	9/14/27	AUD	1,600	1,155
	Council Of Europe Development Bank	2.875%	8/31/21	EUR	23,000	26,289
	Council Of Europe Development Bank	0.125%	5/25/23	EUR	15,725	17,492
	Council Of Europe Development Bank	0.375%	6/8/26	EUR	68,810	78,332
	Eurofima	4.000%	10/27/21	EUR	5,000	5,825
	Eurofima	3.000%	5/22/24	CHF	5,000	5,867
	Eurofima	3.900%	12/19/25	AUD	1,000	749
	Eurofima	3.000%	5/15/26	CHF	6,500	8,053
	Eurofima	2.600%	1/13/27	AUD	24,820	17,247
	Eurofima	4.550%	3/30/27	CAD	2,702	2,333
	Eurofima	3.350%	5/21/29	AUD	4,320	3,200
	European Bank for Reconstruction & Development	1.250%	12/15/22	GBP	10,000	12,817
	European Bank for Reconstruction & Development	0.000%	10/17/24	EUR	10,000	11,124
	European Bank for Reconstruction & Development	5.625%	12/7/28	GBP	1,000	1,776
[4]	European Financial Stability Facility	1.375%	6/7/21	EUR	32,000	35,726
[4]	European Financial Stability Facility	3.375%	7/5/21	EUR	6,675	7,634
	European Financial Stability Facility	2.250%	9/5/22	EUR	48,250	56,202
	European Financial Stability Facility	0.000%	11/17/22	EUR	65,000	72,075
[4]	European Financial Stability Facility	0.500%	1/20/23	EUR	38,000	42,734
[4]	European Financial Stability Facility	1.875%	5/23/23	EUR	36,000	42,253
	European Financial Stability Facility	0.125%	10/17/23	EUR	15,300	17,053
	European Financial Stability Facility	0.200%	1/17/24	EUR	1,900	2,126
[4]	European Financial Stability Facility	2.125%	2/19/24	EUR	19,500	23,410
	European Financial Stability Facility	0.000%	4/19/24	EUR	40,000	44,422
[4]	European Financial Stability Facility	1.750%	6/27/24	EUR	17,000	20,275
	European Financial Stability Facility	0.400%	2/17/25	EUR	15,200	17,261
[4]	European Financial Stability Facility	0.200%	4/28/25	EUR	16,000	18,008
	European Financial Stability Facility	0.500%	7/11/25	EUR	30,000	34,320
[4]	European Financial Stability Facility	0.400%	5/31/26	EUR	80,000	91,521
	European Financial Stability Facility	0.750%	5/3/27	EUR	31,100	36,487
	European Financial Stability Facility	0.875%	7/26/27	EUR	25,000	29,646
	European Financial Stability Facility	0.950%	2/14/28	EUR	20,000	23,911

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	European Financial Stability Facility	0.050%	10/17/29	EUR	5,850	6,516
[4]	European Financial Stability Facility	2.750%	12/3/29	EUR	5,500	7,663
[4]	European Financial Stability Facility	3.875%	3/30/32	EUR	20,000	32,163
[4]	European Financial Stability Facility	3.000%	9/4/34	EUR	5,200	8,123
	European Financial Stability Facility	0.875%	4/10/35	EUR	25,000	30,513
[4]	European Financial Stability Facility	3.375%	4/3/37	EUR	31,800	53,704
	European Financial Stability Facility	1.450%	9/5/40	EUR	5,000	6,789
	European Financial Stability Facility	1.700%	2/13/43	EUR	16,910	24,437
[4]	European Financial Stability Facility	2.350%	7/29/44	EUR	13,600	22,769
	European Financial Stability Facility	1.200%	2/17/45	EUR	36,500	49,012
	European Financial Stability Facility	1.375%	5/31/47	EUR	18,365	26,564
	European Financial Stability Facility	1.800%	7/10/48	EUR	45,450	70,773
	European Financial Stability Facility	0.700%	1/20/50	EUR	16,950	21,735
	European Financial Stability Facility	1.750%	7/17/53	EUR	14,500	23,105
	European Financial Stability Facility	2.000%	2/28/56	EUR	30,780	53,197
	European Investment Bank	5.000%	12/1/20	SEK	25,000	2,639
	European Investment Bank	1.500%	4/15/21	EUR	43,000	47,939
	European Investment Bank	2.250%	5/25/21	PLN	10,000	2,436
	European Investment Bank	6.250%	6/8/21	AUD	15,500	10,729
[2]	European Investment Bank	2.250%	7/30/21	CAD	26,015	19,108
	European Investment Bank	1.125%	9/7/21	GBP	5,000	6,352
	European Investment Bank	1.375%	9/15/21	EUR	35,000	39,262
	European Investment Bank	2.750%	9/15/21	EUR	5,000	5,712
[2]	European Investment Bank	1.125%	9/16/21	CAD	13,340	9,672
	European Investment Bank	0.375%	3/15/22	EUR	25,000	27,784
	European Investment Bank	5.000%	8/22/22	AUD	5,300	3,802
	European Investment Bank	3.000%	9/28/22	EUR	4,850	5,750
	European Investment Bank	2.250%	10/14/22	EUR	27,000	31,536
	European Investment Bank	2.700%	1/12/23	AUD	3,100	2,126
[2]	European Investment Bank	2.375%	1/18/23	CAD	2,800	2,105
	European Investment Bank	1.625%	3/15/23	EUR	56,150	65,223
	European Investment Bank	2.375%	7/6/23	CAD	300	227
	European Investment Bank	0.000%	10/16/23	EUR	30,000	33,353
	European Investment Bank	0.500%	11/15/23	EUR	20,000	22,648
	European Investment Bank	0.050%	12/15/23	EUR	55,000	61,287
	European Investment Bank	0.875%	12/15/23	GBP	11,050	14,112
	European Investment Bank	2.125%	1/15/24	EUR	17,000	20,411
	European Investment Bank	0.000%	3/15/24	EUR	136,000	151,345
	European Investment Bank	0.050%	5/24/24	EUR	20,000	22,356
	European Investment Bank	0.200%	7/15/24	EUR	40,000	45,019
	European Investment Bank	4.750%	8/7/24	AUD	3,250	2,463
	European Investment Bank	0.875%	9/13/24	EUR	33,000	38,155
	European Investment Bank	0.750%	11/15/24	GBP	1,000	1,274
	European Investment Bank	1.625%	2/4/25	CHF	2,500	2,843
	European Investment Bank	0.125%	4/15/25	EUR	30,000	33,660
	European Investment Bank	5.500%	4/15/25	GBP	10,000	15,605
	European Investment Bank	0.375%	7/16/25	EUR	23,100	26,306
	European Investment Bank	2.750%	9/15/25	EUR	40,000	51,228
	European Investment Bank	4.500%	10/15/25	EUR	15,000	20,861
	European Investment Bank	2.900%	10/17/25	AUD	3,000	2,147
	European Investment Bank	0.000%	3/13/26	EUR	10,000	11,176
	European Investment Bank	0.375%	4/14/26	EUR	28,000	31,998
	European Investment Bank	3.100%	8/17/26	AUD	35,213	25,684
	European Investment Bank	2.750%	8/25/26	PLN	10,000	2,620

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
European Investment Bank	1.000%	9/21/26	GBP	3,200	4,128
European Investment Bank	0.100%	10/15/26	EUR	15,500	17,468
European Investment Bank	1.250%	11/13/26	EUR	6,000	7,257
European Investment Bank	0.500%	1/15/27	EUR	53,700	61,964
European Investment Bank	3.500%	4/15/27	EUR	5,000	6,944
European Investment Bank	3.750%	12/7/27	GBP	3,800	5,860
European Investment Bank	0.875%	1/14/28	EUR	46,500	55,529
European Investment Bank	3.300%	2/3/28	AUD	2,250	1,672
European Investment Bank	1.375%	5/12/28	SEK	75,000	8,271
European Investment Bank	0.000%	12/7/28	GBP	2,600	3,037
European Investment Bank	6.000%	12/7/28	GBP	16,000	28,974
European Investment Bank	0.625%	1/22/29	EUR	30,000	35,448
European Investment Bank	4.500%	6/7/29	GBP	12,000	20,027
European Investment Bank	0.125%	6/20/29	EUR	11,500	13,045
European Investment Bank	4.000%	4/15/30	EUR	7,125	11,080
European Investment Bank	2.750%	9/13/30	EUR	30,000	42,780
European Investment Bank	1.000%	3/14/31	EUR	68,300	83,737
European Investment Bank	1.000%	4/14/32	EUR	32,000	39,546
European Investment Bank	1.125%	11/15/32	EUR	20,000	25,114
European Investment Bank	1.125%	4/13/33	EUR	30,000	37,733
European Investment Bank	3.000%	10/14/33	EUR	10,000	15,370
European Investment Bank	2.625%	3/15/35	EUR	7,100	10,751
European Investment Bank	3.125%	6/30/36	CHF	1,000	1,560
European Investment Bank	1.125%	9/15/36	EUR	33,000	42,439
European Investment Bank	3.875%	6/8/37	GBP	5,400	10,051
European Investment Bank	0.500%	11/13/37	EUR	15,000	17,594
European Investment Bank	5.000%	4/15/39	GBP	7,000	15,173
European Investment Bank	2.750%	3/15/40	EUR	18,550	30,824
European Investment Bank	3.625%	3/14/42	EUR	5,600	10,794
European Investment Bank	4.500%	3/7/44	GBP	8,500	18,914
European Investment Bank	1.750%	9/15/45	EUR	20,000	30,538
European Investment Bank	1.500%	11/15/47	EUR	5,000	7,403
European Investment Bank	1.500%	10/16/48	EUR	3,075	4,585
European Investment Bank	4.625%	10/12/54	GBP	7,700	20,342
European Stability Mechanism	0.000%	1/17/22	EUR	1,700	1,875
European Stability Mechanism	0.000%	10/18/22	EUR	55,000	60,852
European Stability Mechanism	0.100%	7/31/23	EUR	51,000	56,742
European Stability Mechanism	2.125%	11/20/23	EUR	3,220	3,846
European Stability Mechanism	0.125%	4/22/24	EUR	64,000	71,483
European Stability Mechanism	1.000%	9/23/25	EUR	40,000	47,100
European Stability Mechanism	0.500%	3/2/26	EUR	46,700	53,760
European Stability Mechanism	0.750%	3/15/27	EUR	25,000	29,331
European Stability Mechanism	0.750%	9/5/28	EUR	18,454	21,841
European Stability Mechanism	0.500%	3/5/29	EUR	42,000	48,755
European Stability Mechanism	1.125%	5/3/32	EUR	5,230	6,494
European Stability Mechanism	1.200%	5/23/33	EUR	12,000	15,087
European Stability Mechanism	1.625%	11/17/36	EUR	39,950	54,692
European Stability Mechanism	1.750%	10/20/45	EUR	10,000	15,165
European Stability Mechanism	1.800%	11/2/46	EUR	25,350	38,987
European Stability Mechanism	1.850%	12/1/55	EUR	15,000	24,830
European Union	3.500%	6/4/21	EUR	22,800	26,038
European Union	2.750%	9/21/21	EUR	5,650	6,463
European Union	2.750%	4/4/22	EUR	30,600	35,584
European Union	0.625%	11/4/23	EUR	27,000	30,687

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
European Union	0.500%	4/4/25	EUR	60,000	68,389
European Union	3.000%	9/4/26	EUR	7,125	9,458
European Union	2.500%	11/4/27	EUR	19,000	25,152
European Union	2.875%	4/4/28	EUR	5,000	6,834
European Union	1.375%	10/4/29	EUR	16,000	20,018
European Union	0.750%	4/4/31	EUR	32,750	38,952
European Union	1.250%	4/4/33	EUR	25,000	31,638
European Union	1.125%	4/4/36	EUR	20,000	25,479
European Union	3.375%	4/4/38	EUR	8,095	13,957
European Union	3.750%	4/4/42	EUR	10,000	19,457
Inter-American Development Bank	6.000%	2/26/21	AUD	20,000	13,565
Inter-American Development Bank	0.625%	12/15/21	GBP	2,000	2,523
Inter-American Development Bank	3.750%	7/25/22	AUD	23,800	16,580
Inter-American Development Bank	1.950%	4/23/24	AUD	3,200	2,175
Inter-American Development Bank	4.750%	8/27/24	AUD	500	379
Inter-American Development Bank	1.700%	10/10/24	CAD	12,380	9,232
Inter-American Development Bank	1.375%	12/15/24	GBP	27,500	35,778
Inter-American Development Bank	2.750%	10/30/25	AUD	10,900	7,765
Inter-American Development Bank	1.250%	12/15/25	GBP	20,000	25,978
Inter-American Development Bank	4.400%	1/26/26	CAD	50	43
Inter-American Development Bank	4.250%	6/11/26	AUD	1,300	1,004
International Bank for Reconstruction & Development	5.400%	6/7/21	GBP	200	265
International Bank for Reconstruction & Development	0.375%	6/15/21	GBP	500	629
International Bank for Reconstruction & Development	4.625%	10/6/21	NZD	5,804	3,765
International Bank for Reconstruction & Development	0.750%	12/7/21	GBP	3,600	4,552
International Bank for Reconstruction & Development	2.800%	1/12/22	AUD	12,400	8,377
International Bank for Reconstruction & Development	2.200%	1/18/22	CAD	13,410	9,911
International Bank for Reconstruction & Development	3.375%	1/25/22	NZD	12,000	7,711
International Bank for Reconstruction & Development	5.000%	3/7/22	AUD	4,000	2,815
International Bank for Reconstruction & Development	2.250%	1/17/23	CAD	5,400	4,048
International Bank for Reconstruction & Development	3.000%	2/2/23	NZD	10,000	6,523
International Bank for Reconstruction & Development	0.500%	7/24/23	GBP	20,800	26,184
International Bank for Reconstruction & Development	2.500%	8/3/23	CAD	1,060	806
International Bank for Reconstruction & Development	0.500%	10/10/23	SEK	200,000	20,766
International Bank for Reconstruction & Development	2.200%	2/27/24	AUD	15,400	10,551
International Bank for Reconstruction & Development	1.800%	7/26/24	CAD	11,580	8,662
International Bank for Reconstruction & Development	0.875%	12/13/24	GBP	6,000	7,654

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
International Bank for Reconstruction & Development	1.900%	1/16/25	CAD	7,675	5,775
International Bank for Reconstruction & Development	4.250%	6/24/25	AUD	12,600	9,548
International Bank for Reconstruction & Development	2.900%	11/26/25	AUD	10,400	7,449
International Bank for Reconstruction & Development	3.000%	10/19/26	AUD	16,300	11,833
International Bank for Reconstruction & Development	0.750%	12/15/26	GBP	13,870	17,601
International Bank for Reconstruction & Development	0.000%	1/15/27	EUR	35,190	38,934
International Bank for Reconstruction & Development	0.625%	11/22/27	EUR	11,000	12,736
International Bank for Reconstruction & Development	3.300%	8/14/28	AUD	3,300	2,465
International Bank for Reconstruction & Development	4.875%	12/7/28	GBP	400	679
International Bank for Reconstruction & Development	1.950%	9/20/29	CAD	1,805	1,397
International Bank for Reconstruction & Development	1.000%	12/21/29	GBP	10,000	12,884
International Bank for Reconstruction & Development	0.500%	4/16/30	EUR	5,400	6,225
International Bank for Reconstruction & Development	5.750%	6/7/32	GBP	6,000	11,793
International Bank for Reconstruction & Development	0.625%	1/12/33	EUR	19,000	22,326
International Bank for Reconstruction & Development	1.200%	8/8/34	EUR	9,646	12,185
International Bank for Reconstruction & Development	0.250%	1/10/50	EUR	5,000	5,547
International Finance Corp.	2.800%	8/15/22	AUD	22,300	15,239
International Finance Corp.	2.375%	7/19/23	CAD	1,920	1,453
International Finance Corp.	4.250%	8/21/23	AUD	2,000	1,453
International Finance Corp.	1.250%	12/15/23	GBP	13,800	17,783
International Finance Corp.	1.450%	7/22/24	AUD	3,100	2,067
International Finance Corp.	1.375%	9/13/24	CAD	3,365	2,475
International Finance Corp.	1.375%	3/7/25	GBP	9,821	12,811
International Finance Corp.	4.000%	4/3/25	AUD	1,500	1,119
International Finance Corp.	0.750%	7/22/27	GBP	10,000	12,654
International Finance Corp.	3.200%	10/18/27	AUD	1,200	886
International Finance Corp.	3.150%	6/26/29	AUD	2,200	1,633
Nordic Investment Bank	0.625%	11/2/21	GBP	1,700	2,144
Nordic Investment Bank	1.125%	3/16/22	GBP	15,000	19,103
Nordic Investment Bank	5.000%	4/19/22	AUD	11,500	8,125
Nordic Investment Bank	1.125%	12/15/23	GBP	19,150	24,572
Nordic Investment Bank	4.750%	2/28/24	AUD	5,240	3,916
Nordic Investment Bank	0.125%	6/10/24	EUR	13,000	14,504
Nordic Investment Bank	0.500%	11/3/25	EUR	19,600	22,370
Total Supranational (Cost $4,489,049)					4,588,133

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Sweden (1.3%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.6%)
Danske Hypotek AB	1.000%	12/15/21	SEK	500,000	52,011
Lansforsakringar Hypotek AB	0.250%	4/22/22	EUR	1,500	1,657
Lansforsakringar Hypotek AB	0.375%	3/14/24	EUR	1,400	1,563
Nordea Hypotek AB	1.250%	5/19/21	SEK	500,000	51,886
Nordea Hypotek AB	1.000%	4/8/22	SEK	538,000	56,037
Nordea Hypotek AB	1.250%	9/20/23	SEK	500,000	52,952
Skandinaviska Enskilda Banken AB	1.500%	12/15/21	SEK	665,000	69,620
Skandinaviska Enskilda Banken AB	0.750%	6/16/22	EUR	5,000	5,594
Skandinaviska Enskilda Banken AB	1.000%	12/18/24	SEK	48,000	5,067
Skandinaviska Enskilda Banken AB	0.750%	11/15/27	EUR	1,100	1,273
Stadshypotek AB	0.625%	11/10/21	EUR	22,700	25,210
Stadshypotek AB	1.500%	12/15/21	SEK	280,000	29,359
Stadshypotek AB	0.050%	6/20/22	EUR	4,800	5,290
Stadshypotek AB	0.375%	2/22/23	EUR	4,050	4,504
Stadshypotek AB	1.500%	6/1/23	SEK	580,000	61,870
Stadshypotek AB	0.375%	2/21/24	EUR	6,900	7,704
Stadshypotek AB	1.500%	3/1/24	SEK	350,000	37,420
Stadshypotek AB	1.500%	12/3/24	SEK	222,000	23,508
Stadshypotek AB	0.500%	7/11/25	EUR	3,000	3,391
Stadshypotek AB	0.375%	3/13/26	EUR	5,000	5,621
Stadshypotek AB	0.125%	10/5/26	EUR	500	553
Stadshypotek AB	0.750%	11/1/27	EUR	7,000	8,099
Stadshypotek AB	2.000%	9/1/28	SEK	100,000	11,297
Sveriges Sakerstallda Obligationer AB	0.625%	10/7/21	EUR	31,300	34,715
Sveriges Sakerstallda Obligationer AB	0.250%	4/19/23	EUR	5,000	5,546
Sveriges Sakerstallda Obligationer AB	1.000%	6/12/24	SEK	350,000	36,927
Sveriges Sakerstallda Obligationer AB	0.500%	1/29/25	EUR	11,000	12,419
Sveriges Sakerstallda Obligationer AB	0.500%	6/11/25	SEK	252,000	25,664
Sveriges Sakerstallda Obligationer AB	0.625%	10/30/25	EUR	5,000	5,705
Sveriges Sakerstallda Obligationer AB	2.000%	6/17/26	SEK	118,000	13,198
Sveriges Sakerstallda Obligationer AB	0.875%	3/29/27	EUR	800	934
Swedbank Hypotek AB	1.125%	5/21/21	EUR	2,000	2,221
Swedbank Hypotek AB	0.375%	3/11/22	EUR	5,000	5,536
Swedbank Hypotek AB	1.000%	6/15/22	SEK	332,000	34,687
Swedbank Hypotek AB	1.000%	12/20/23	SEK	400,000	42,205
Swedbank Hypotek AB	0.400%	5/8/24	EUR	5,000	5,591
Swedbank Hypotek AB	1.000%	9/18/24	SEK	395,000	41,784
					788,618
Corporate Bonds (0.3%)
Akelius Residential Property AB	1.125%	3/14/24	EUR	11,900	12,711
Akelius Residential Property AB	1.750%	2/7/25	EUR	1,500	1,617
Akelius Residential Property AB	2.375%	8/15/25	GBP	1,000	1,255
Alfa Laval Treasury International AB	1.375%	9/12/22	EUR	400	443
Atlas Copco AB	2.500%	2/28/23	EUR	4,500	5,219
Atlas Copco AB	0.625%	8/30/26	EUR	430	472
Danske Hypotek AB	1.000%	12/21/22	SEK	200,000	20,967
Essity AB	1.125%	3/27/24	EUR	1,700	1,889
Essity AB	1.625%	3/30/27	EUR	1,600	1,814
Fastighets AB Balder	1.125%	3/14/22	EUR	6,000	6,533
Fastighets AB Balder	1.875%	3/14/25	EUR	200	219
Fastighets AB Balder	1.875%	1/23/26	EUR	9,000	9,704
Fastighets AB Balder	1.125%	1/29/27	EUR	9,500	9,627

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Heimstaden Bostad AB	1.750%	12/7/21	EUR	4,000	4,384
	Investor AB	4.500%	5/12/23	EUR	2,000	2,441
	Lansforsakringar Bank AB	0.875%	9/25/23	EUR	100	110
	Lansforsakringar Hypotek AB	0.250%	4/12/23	EUR	500	554
	Lansforsakringar Hypotek AB	1.250%	9/20/23	SEK	550,000	58,404
	Lansforsakringar Hypotek AB	1.500%	9/18/24	SEK	160,000	17,269
	Molnlycke Holding AB	1.875%	2/28/25	EUR	5,000	5,640
	Nordea Hypotek AB	1.000%	9/18/24	SEK	187,500	19,764
	Samhallsbyggnadsbolaget i Norden AB	1.750%	1/14/25	EUR	6,000	6,386
	Skandinaviska Enskilda Banken AB	0.750%	8/24/21	EUR	9,000	9,893
	Skandinaviska Enskilda Banken AB	1.000%	12/20/23	SEK	200,000	21,060
	Skandinaviska Enskilda Banken AB	0.375%	2/9/26	EUR	20,000	22,446
[1]	Skandinaviska Enskilda Banken AB	2.500%	5/28/26	EUR	14,700	16,132
[1]	Skandinaviska Enskilda Banken AB	1.375%	10/31/28	EUR	31,575	34,235
	Skandinaviska Enskilda Banken AB	0.625%	11/12/29	EUR	10,000	10,332
	Svenska Handelsbanken AB	4.375%	10/20/21	EUR	1,380	1,601
	Svenska Handelsbanken AB	0.250%	2/28/22	EUR	500	547
	Svenska Handelsbanken AB	1.625%	6/18/22	GBP	9,000	11,345
	Svenska Handelsbanken AB	1.125%	12/14/22	EUR	14,000	15,676
	Svenska Handelsbanken AB	0.125%	6/18/24	EUR	5,000	5,438
	Svenska Handelsbanken AB	0.050%	9/3/26	EUR	10,100	10,596
[1]	Svenska Handelsbanken AB	1.250%	3/2/28	EUR	5,000	5,449
	Sveriges Sakerstallda Obligationer AB	0.250%	1/20/21	EUR	8,000	8,795
	Swedbank AB	1.250%	12/29/21	GBP	1,000	1,244
	Swedbank AB	1.000%	6/1/22	EUR	4,700	5,205
	Swedbank AB	0.300%	9/6/22	EUR	17,100	18,642
	Swedbank AB	1.625%	12/28/22	GBP	5,700	7,109
	Swedbank AB	0.400%	8/29/23	EUR	5,100	5,565
[1]	Swedbank AB	1.000%	11/22/27	EUR	5,900	6,267
	Swedbank Hypotek AB	0.500%	2/5/26	EUR	10,000	11,289
	Tele2 AB	1.125%	5/15/24	EUR	8,300	9,264
	Tele2 AB	2.125%	5/15/28	EUR	6,200	7,222
	Telia Co. AB	4.750%	11/16/21	EUR	3,000	3,507
	Telia Co. AB	4.000%	3/22/22	EUR	350	408
	Telia Co. AB	3.625%	2/14/24	EUR	100	122
	Telia Co. AB	3.875%	10/1/25	EUR	2,000	2,544
	Telia Co. AB	3.000%	9/7/27	EUR	100	126
	Telia Co. AB	2.125%	2/20/34	EUR	15,100	17,585
	Telia Co. AB	1.625%	2/23/35	EUR	200	218
[1]	Telia Co. AB	3.000%	4/4/78	EUR	100	112
						457,396
Sovereign Bonds (0.4%)
	Kingdom of Sweden	5.000%	12/1/20	SEK	216,000	22,800
	Kingdom of Sweden	3.500%	6/1/22	SEK	290,750	32,201
	Kingdom of Sweden	0.125%	4/24/23	EUR	30,000	33,367
[2]	Kingdom of Sweden	1.500%	11/13/23	SEK	924,200	100,949
	Kingdom of Sweden	2.500%	5/12/25	SEK	129,300	15,142
	Kingdom of Sweden	1.000%	11/12/26	SEK	345,700	38,358
	Kingdom of Sweden	0.750%	5/12/28	SEK	7,000	772
[2]	Kingdom of Sweden	0.750%	11/12/29	SEK	389,000	43,199
	Kingdom of Sweden	2.250%	6/1/32	SEK	175,000	22,553
	Kingdom of Sweden	3.500%	3/30/39	SEK	231,450	37,635
	Kommuninvest I Sverige AB	1.000%	9/15/21	SEK	300,000	31,260
	Kommuninvest I Sverige AB	1.000%	11/13/23	SEK	570,000	60,160

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Kommuninvest I Sverige AB	1.000%	5/12/25	SEK	194,050	20,561
Kommuninvest I Sverige AB	1.000%	11/12/26	SEK	600,000	63,297
SBAB Bank AB	0.250%	9/7/22	EUR	5,000	5,446
Stockholms Lans Landsting	0.750%	2/26/25	EUR	5,000	5,729
Vattenfall AB	6.875%	4/15/39	GBP	5,000	11,311
					544,740
Total Sweden (Cost $1,906,258)					1,790,754
Switzerland (1.4%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.5%)
Credit Suisse Schweiz AG	0.000%	7/31/25	CHF	11,400	11,837
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.000%	8/13/21	CHF	29,000	30,510
Pfandbriefbank schweizerischer Hypothekarinstitute AG	2.875%	2/14/22	CHF	3,000	3,277
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.625%	3/15/22	CHF	2,000	2,145
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.000%	7/5/22	CHF	17,500	18,227
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.375%	8/15/22	CHF	7,500	8,057
Pfandbriefbank schweizerischer Hypothekarinstitute AG	2.125%	6/28/23	CHF	61,000	67,900
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.250%	9/29/23	CHF	6,980	7,595
Pfandbriefbank schweizerischer Hypothekarinstitute AG	2.375%	1/25/24	CHF	3,500	3,978
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.375%	2/14/24	CHF	8,000	8,781
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.125%	3/25/24	CHF	5,000	5,248
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.000%	5/21/24	CHF	10,600	11,518
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.375%	10/15/25	CHF	5,000	5,332
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.375%	1/26/26	CHF	8,000	8,537
Pfandbriefbank schweizerischer Hypothekarinstitute AG	2.500%	3/30/26	CHF	11,900	14,279
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.250%	9/18/26	CHF	10,700	11,355
Pfandbriefbank schweizerischer Hypothekarinstitute AG	2.750%	12/15/26	CHF	3,000	3,705
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.250%	1/18/27	CHF	20,000	21,215
Pfandbriefbank schweizerischer Hypothekarinstitute AG	2.500%	2/16/27	CHF	2,000	2,447
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.375%	5/12/27	CHF	25,000	26,778
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.375%	7/10/28	CHF	5,000	5,357
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.125%	9/6/28	CHF	13,000	13,635

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.625%	10/9/28	CHF	15,000	16,416
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.500%	1/22/29	CHF	9,900	10,725
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.125%	5/8/29	CHF	7,500	7,849
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.500%	6/15/29	CHF	15,000	16,237
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.375%	9/20/29	CHF	2,000	2,342
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.250%	4/15/30	CHF	10,000	10,510
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.625%	7/3/30	CHF	2,000	2,409
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.625%	5/16/31	CHF	3,500	3,842
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.125%	7/15/31	CHF	9,250	9,605
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.875%	9/15/31	CHF	10,500	13,125
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.000%	5/12/32	CHF	7,500	8,601
Pfandbriefbank schweizerischer Hypothekarinstitute AG	2.250%	8/13/32	CHF	10,200	13,387
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.625%	4/25/33	CHF	5,000	5,506
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.500%	8/2/33	CHF	17,500	21,423
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.875%	5/7/35	CHF	2,000	2,285
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.500%	10/5/35	CHF	5,000	5,430
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.625%	1/23/37	CHF	4,000	4,442
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.875%	6/25/37	CHF	5,500	6,357
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.375%	7/8/39	CHF	8,300	8,860
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.500%	12/5/40	CHF	5,000	6,585
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.250%	2/3/22	CHF	4,000	4,249
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.875%	6/20/22	CHF	18,000	19,078
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.000%	9/9/22	CHF	8,500	9,066
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.125%	4/28/23	CHF	6,675	7,194
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	2.250%	6/16/23	CHF	10,500	11,716
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.000%	7/25/23	CHF	17,000	17,735
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.375%	8/30/23	CHF	7,500	7,921

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.125%	3/12/24	CHF	15,000	15,729
	Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.750%	4/15/24	CHF	1,000	1,074
	Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.000%	6/14/24	CHF	32,500	33,906
	Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.750%	9/23/24	CHF	2,200	2,375
	Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.125%	12/2/24	CHF	15,000	15,754
	Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.500%	7/28/25	CHF	5,000	5,360
	Pfandbriefzentrale der schweizerischen Kantonalbanken AG	2.000%	10/30/25	CHF	3,000	3,481
	Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.250%	12/1/25	CHF	14,350	15,191
	Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.625%	6/17/26	CHF	7,000	8,042
	Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.050%	11/6/26	CHF	10,000	10,473
	Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.375%	3/19/27	CHF	8,000	9,142
	Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.250%	2/11/28	CHF	985	1,044
	Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.000%	9/22/28	CHF	5,000	5,636
	Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.500%	5/21/29	CHF	1,000	1,178
	Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.625%	7/16/29	CHF	10,000	10,953
	Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.500%	4/30/30	CHF	5,000	5,413
	Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.500%	9/20/30	CHF	17,500	18,961
	Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.300%	6/6/31	CHF	7,500	7,954
	Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.125%	9/2/31	CHF	7,000	7,268
	Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.650%	2/15/33	CHF	10,000	11,044
	Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.500%	5/15/34	CHF	6,000	6,515
	Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.600%	12/11/35	CHF	13,000	14,300
	Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.700%	3/4/39	CHF	5,000	5,675
						761,076
Corporate Bonds (0.4%)
	ABB Ltd.	2.250%	10/11/21	CHF	2,000	2,132
	Adecco International Financial Services BV	1.000%	12/2/24	EUR	1,000	1,118
[1]	Aquarius and Investments plc for Zurich Insurance Co. Ltd.	4.250%	10/2/43	EUR	5,385	6,489

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Argentum Netherlands BV for Givaudan SA	2.000%	9/17/30	EUR	900	1,075
[1]	Argentum Netherlands BV for Swiss Life AG	4.375%	12/29/49	EUR	4,000	4,817
[1]	Argentum Netherlands BV for Zurich Insurance Co. Ltd.	2.750%	2/19/49	EUR	2,000	2,370
	Barry Callebaut Services NV	2.375%	5/24/24	EUR	3,600	4,099
[1]	Cloverie plc for Swiss Reinsurance Co. Ltd.	6.625%	9/1/42	EUR	1,600	1,981
	Cloverie plc for Zurich Insurance Co. Ltd.	1.750%	9/16/24	EUR	5,400	6,216
	Coca-Cola HBC Finance BV	1.875%	11/11/24	EUR	200	231
	Credit Suisse AG	1.750%	1/15/21	EUR	47,600	52,859
	Credit Suisse AG	1.375%	1/31/22	EUR	15,748	17,501
	Credit Suisse AG	1.000%	6/7/23	EUR	5,400	6,011
	Credit Suisse AG	1.500%	4/10/26	EUR	800	924
[1]	Credit Suisse Group AG	1.250%	7/17/25	EUR	7,000	7,654
[1]	Credit Suisse Group AG	2.125%	9/12/25	GBP	14,300	17,957
[1]	Credit Suisse Group AG	1.000%	6/24/27	EUR	6,840	7,308
	Credit Suisse Group AG	0.650%	9/10/29	EUR	6,660	6,805
	Credit Suisse Group Funding Guernsey Ltd.	1.250%	4/14/22	EUR	25,600	28,146
	Credit Suisse Group Funding Guernsey Ltd.	3.000%	5/27/22	GBP	1,500	1,932
	Credit Suisse Group Funding Guernsey Ltd.	1.000%	4/14/23	CHF	12,000	12,519
[1]	Demeter Investments BV for Zurich Insurance Co. Ltd.	3.500%	10/1/46	EUR	22,950	28,260
[1]	ELM BV for Swiss Reinsurance Co. Ltd.	2.600%	12/29/49	EUR	16,950	19,333
	Flughafen Zuerich AG	1.500%	4/17/23	CHF	3,000	3,196
	Glencore Finance Europe Ltd.	1.625%	1/18/22	EUR	600	650
	Glencore Finance Europe Ltd.	6.000%	4/3/22	GBP	8,000	10,610
	Glencore Finance Europe Ltd.	1.875%	9/13/23	EUR	300	326
	Glencore Finance Europe Ltd.	1.750%	3/17/25	EUR	12,300	13,201
	Glencore Finance Europe Ltd.	3.750%	4/1/26	EUR	200	237
	Glencore Finance Europe Ltd.	1.500%	10/15/26	EUR	300	312
	Holcim Finance Australia Pty Ltd.	3.500%	6/16/22	AUD	1,350	888
	Holcim Finance Luxembourg SA	1.375%	5/26/23	EUR	10,500	11,582
	Holcim Finance Luxembourg SA	3.000%	1/22/24	EUR	5,600	6,554
	Holcim Finance Luxembourg SA	2.250%	5/26/28	EUR	4,500	5,094
	Holcim Overseas Finance Ltd.	3.375%	6/10/21	CHF	2,000	2,132
	LafargeHolcim Ltd.	3.000%	11/22/22	CHF	3,000	3,284
	LafargeHolcim Sterling Finance Netherlands BV	3.000%	5/12/32	GBP	800	985
	LGT Bank AG	1.500%	5/10/21	CHF	1,000	1,050
	Nestle Finance International Ltd.	1.750%	9/12/22	EUR	6,100	6,953
	Nestle Finance International Ltd.	2.250%	11/30/23	GBP	900	1,180
	Nestle Finance International Ltd.	0.375%	1/18/24	EUR	12,000	13,367
	Nestle Finance International Ltd.	1.250%	11/2/29	EUR	3,000	3,626
	Nestle Finance International Ltd.	1.750%	11/2/37	EUR	6,100	8,043
	Novartis AG	0.625%	11/13/29	CHF	2,750	3,011
	Novartis Finance SA	0.500%	8/14/23	EUR	5,000	5,570
	Novartis Finance SA	0.125%	9/20/23	EUR	20,100	22,180

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Novartis Finance SA	1.625%	11/9/26	EUR	5,000	6,053
	Novartis Finance SA	0.625%	9/20/28	EUR	100	114
	Novartis Finance SA	1.375%	8/14/30	EUR	8,100	9,776
	Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.500%	5/5/28	CHF	8,000	8,665
	Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.250%	10/14/36	CHF	4,050	4,212
	Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.550%	1/29/31	CHF	9,500	10,349
	Richemont International Holding SA	1.000%	3/26/26	EUR	15,400	17,467
	Richemont International Holding SA	2.000%	3/26/38	EUR	15,400	18,494
	Roche Finance Europe BV	0.500%	2/27/23	EUR	9,000	9,997
	Roche Finance Europe BV	0.875%	2/25/25	EUR	600	685
[1]	Swiss Re Finance Luxembourg SA	2.534%	4/30/50	EUR	4,000	4,560
	Tyco Electronics Group SA	0.000%	2/14/25	EUR	6,300	6,582
	UBS AG	1.250%	9/3/21	EUR	1,700	1,882
	UBS AG	0.125%	11/5/21	EUR	8,000	8,731
	UBS Group Funding Jersey Ltd.	1.750%	11/16/22	EUR	5,000	5,615
	UBS Group Funding Jersey Ltd.	2.125%	3/4/24	EUR	800	922
	UBS Group Funding Jersey Ltd.	1.500%	11/30/24	EUR	7,700	8,637
	UBS Group Funding Jersey Ltd.	1.250%	9/1/26	EUR	26,500	29,554
[1]	UBS Group Funding Switzerland AG	1.250%	4/17/25	EUR	21,000	23,327
	Willow No.2 Ireland plc for Zurich Insurance Co. Ltd.	3.375%	6/27/22	EUR	1,000	1,161
	Zurich Finance Australia Ltd.	3.477%	5/31/23	AUD	700	474
	Zurich Finance Ireland Designated Activity Co.	1.625%	6/17/39	EUR	15,000	17,742
						556,767
Sovereign Bonds (0.5%)
	Basellandschaftliche Kantonalbank	0.000%	3/23/23	CHF	6,000	6,232
	Basellandschaftliche Kantonalbank	0.375%	5/13/30	CHF	5,000	5,293
	Basler Kantonalbank	0.000%	4/11/22	CHF	5,000	5,193
	Basler Kantonalbank	0.375%	8/10/23	CHF	5,300	5,573
	Basler Kantonalbank	0.300%	6/22/27	CHF	4,500	4,744
	Canton of Basel-Landschaft	1.375%	9/29/34	CHF	16,600	20,603
	Canton of Geneva Switzerland	1.625%	7/30/29	CHF	3,550	4,223
	Canton of Geneva Switzerland	1.500%	3/5/32	CHF	1,600	1,926
	Canton of Geneva Switzerland	0.400%	4/28/36	CHF	5,000	5,348
	Canton of Geneva Switzerland	0.600%	7/4/46	CHF	2,990	3,412
	Canton of Vaud	2.000%	10/24/33	CHF	8,905	11,760
	Canton of Zurich	1.250%	7/29/22	CHF	7,300	7,850
	Canton of Zurich	0.000%	6/27/25	CHF	10,000	10,553
	Canton of Zurich	1.250%	12/3/32	CHF	3,000	3,619
	Canton of Zurich	2.000%	7/29/38	CHF	10,000	14,118
	Canton of Zurich	0.250%	7/12/39	CHF	7,500	8,034
	Lunar Funding V for Swisscom AG	1.875%	9/8/21	EUR	2,000	2,235
	Luzerner Kantonalbank AG	1.125%	6/30/23	CHF	8,000	8,601
	Swiss Confederation	2.000%	4/28/21	CHF	3,850	4,092
	Swiss Confederation	2.000%	5/25/22	CHF	49,400	54,036
	Swiss Confederation	4.000%	2/11/23	CHF	2,405	2,819
	Swiss Confederation	1.250%	6/11/24	CHF	21,200	23,704
	Swiss Confederation	1.500%	7/24/25	CHF	17,450	20,131
	Swiss Confederation	1.250%	5/28/26	CHF	30,800	35,682
	Swiss Confederation	3.250%	6/27/27	CHF	9,000	11,970
	Swiss Confederation	4.000%	4/8/28	CHF	400	569

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Swiss Confederation	0.000%	6/22/29	CHF	26,000	28,389
Swiss Confederation	0.500%	5/27/30	CHF	17,000	19,490
Swiss Confederation	2.250%	6/22/31	CHF	17,500	23,855
Swiss Confederation	0.500%	6/27/32	CHF	14,200	16,502
Swiss Confederation	3.500%	4/8/33	CHF	20,600	32,528
Swiss Confederation	2.500%	3/8/36	CHF	6,150	9,342
Swiss Confederation	1.250%	6/27/37	CHF	30,250	40,382
Swiss Confederation	0.000%	7/24/39	CHF	18,000	20,055
Swiss Confederation	1.500%	4/30/42	CHF	41,100	60,831
Swiss Confederation	0.500%	6/28/45	CHF	15,000	19,272
Swiss Confederation	4.000%	1/6/49	CHF	8,500	20,389
Swiss Confederation	0.500%	5/24/55	CHF	6,250	8,590
Swiss Confederation	0.500%	5/30/58	CHF	17,170	24,321
Swiss Confederation	2.000%	6/25/64	CHF	4,800	10,571
Swisscom AG	2.625%	8/31/22	CHF	11,000	12,114
Swisscom AG	1.750%	7/10/24	CHF	2,000	2,231
Zuercher Kantonalbank	1.250%	1/31/22	CHF	17,000	18,036
Zuercher Kantonalbank	0.030%	2/11/22	CHF	5,000	5,194
Zuercher Kantonalbank	2.125%	6/29/22	CHF	16,400	17,833
Zuercher Kantonalbank	0.250%	1/27/26	CHF	5,000	5,268
Zuercher Kantonalbank	0.125%	5/13/26	CHF	1,640	1,715
					679,228
Total Switzerland (Cost $1,936,028)					1,997,071
Thailand (0.7%)
Sovereign Bonds (0.7%)
Bank of Thailand Bond	1.840%	5/27/21	THB	700,000	21,909
Bank of Thailand Bond	2.090%	9/24/21	THB	600,000	18,905
Bank of Thailand Bond	1.810%	3/25/22	THB	2,200,000	69,409
Kingdom of Thailand	3.650%	12/17/21	THB	1,950,000	63,173
Kingdom of Thailand	1.875%	6/17/22	THB	1,200,000	38,023
Kingdom of Thailand	2.000%	12/17/22	THB	100,000	3,194
Kingdom of Thailand	5.500%	3/13/23	THB	130,000	4,557
Kingdom of Thailand	3.625%	6/16/23	THB	600,000	20,166
Kingdom of Thailand	2.400%	12/17/23	THB	1,902,000	62,150
Kingdom of Thailand	1.450%	12/17/24	THB	300,000	9,507
Kingdom of Thailand	3.850%	12/12/25	THB	1,250,000	44,664
Kingdom of Thailand	2.125%	12/17/26	THB	600,000	19,793
Kingdom of Thailand	3.580%	12/17/27	THB	987,000	35,876
Kingdom of Thailand	5.670%	3/13/28	THB	120,000	4,972
Kingdom of Thailand	2.875%	12/17/28	THB	2,020,550	70,870
Kingdom of Thailand	4.875%	6/22/29	THB	1,740,000	70,950
Kingdom of Thailand	1.600%	12/17/29	THB	90,000	2,884
Kingdom of Thailand	3.650%	6/20/31	THB	1,230,000	46,725
Kingdom of Thailand	3.775%	6/25/32	THB	1,508,000	59,064
Kingdom of Thailand	3.400%	6/17/36	THB	2,961,200	115,864
Kingdom of Thailand	4.260%	12/12/37	THB	277,000	11,147
Kingdom of Thailand	3.300%	6/17/38	THB	855,000	33,684
Kingdom of Thailand	3.800%	6/14/41	THB	150,000	6,176
Kingdom of Thailand	4.675%	6/29/44	THB	751,000	34,139
Kingdom of Thailand	2.875%	6/17/46	THB	1,129,525	40,718
Kingdom of Thailand	4.000%	6/17/66	THB	325,000	14,130
Kingdom of Thailand	3.600%	6/17/67	THB	2,342,500	94,443
Total Thailand (Cost $914,232)					1,017,092

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
United Arab Emirates (0.0%)
Sovereign Bonds (0.0%)
	DP World plc	2.375%	9/25/26	EUR	400	402
	DP World plc	4.250%	9/25/30	GBP	2,000	2,214
	Emirates NBD Bank PJSC	3.050%	2/26/30	AUD	2,300	1,445
	Emirates NBD PJSC	4.750%	2/18/22	AUD	1,400	925
	Emirates NBD PJSC	1.750%	3/23/22	EUR	3,000	3,293
	Emirates NBD PJSC	4.750%	2/9/28	AUD	1,400	962
	Emirates Telecommunications Group Co. PJSC	1.750%	6/18/21	EUR	6,500	7,196
	Emirates Telecommunications Group Co. PJSC	2.750%	6/18/26	EUR	3,000	3,658
	IPIC GMTN Ltd.	3.625%	5/30/23	EUR	3,000	3,524
	IPIC GMTN Ltd.	6.875%	3/14/26	GBP	640	1,012
Total United Arab Emirates (Cost $26,320)						24,631
United Kingdom (7.7%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.3%)
	AA Bond Co. Ltd.	2.875%	1/31/22	GBP	6,250	7,440
	AA Bond Co. Ltd.	6.269%	7/31/25	GBP	2,000	2,344
	Arqiva Financing plc	4.882%	12/31/32	GBP	4,767	6,700
	Artesian Finance II plc	6.000%	9/30/33	GBP	1,990	3,805
	Aspire Defence Finance plc	4.674%	3/31/40	GBP	3,438	5,736
	Aspire Defence Finance plc	4.674%	3/31/40	GBP	3,703	6,193
	Bank of Scotland plc	4.500%	7/13/21	EUR	6,160	7,114
	Bank of Scotland plc	4.750%	6/8/22	EUR	1,840	2,220
	Bank of Scotland plc	4.875%	12/20/24	GBP	1,400	2,080
	Barclays Bank plc	4.000%	1/12/21	EUR	15,500	17,457
	Barclays Bank plc	4.250%	1/12/22	GBP	3,600	4,814
[1]	Broadgate Financing plc	4.999%	10/5/33	GBP	6,500	9,950
[1]	Canary Wharf Finance II plc	6.455%	10/22/33	GBP	219	341
[1]	Channel Link Enterprises Finance plc	3.043%	6/30/50	GBP	6,200	7,994
	Clydesdale Bank plc	4.625%	6/8/26	GBP	13,000	19,888
	Co-Operative Bank plc	4.750%	11/11/21	GBP	8,900	11,738
	Coventry Building Society	0.500%	1/12/24	EUR	900	1,000
	CTRL Section 1 Finance plc	5.234%	5/2/35	GBP	867	1,501
	Derby Healthcare plc	5.564%	6/30/41	GBP	1,148	2,047
	Greene King Finance plc	5.318%	9/15/31	GBP	990	1,449
	Greene King Finance plc	4.064%	3/15/35	GBP	1,669	2,290
	High Speed Rail Finance 1 plc	4.375%	11/1/38	GBP	6,700	11,286
	Integrated Accommodation Services plc	6.480%	3/31/29	GBP	534	834
[1]	Intu SGS Finance plc	3.875%	3/17/28	GBP	2,700	2,179
	Intu SGS Finance plc	4.250%	9/17/30	GBP	1,800	1,441
[1]	Intu SGS Finance plc	4.625%	3/17/33	GBP	2,000	1,620
	Juturna European Loan Conduit No. 16 plc	5.064%	8/10/33	GBP	6,309	10,023
	Lloyds Bank plc	1.750%	3/31/22	GBP	3,300	4,240
	Lloyds Bank plc	4.875%	1/13/23	EUR	8,200	10,175
	Lloyds Bank plc	5.125%	3/7/25	GBP	15,200	22,883
	Lloyds Bank plc	4.875%	3/30/27	GBP	3,081	4,880
	Lloyds Bank plc	6.000%	2/8/29	GBP	10,350	18,265
[1]	Longstone Finance plc	4.791%	4/19/36	GBP	700	1,023
	Meadowhall Finance plc	4.986%	1/12/32	GBP	2,647	4,043
	Mitchells & Butlers Finance plc	5.574%	12/15/30	GBP	345	484
	National Westminster Bank plc	5.125%	1/13/24	GBP	500	729

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	National Westminster Bank plc	0.500%	5/15/24	EUR	10,000	11,150
	Nationwide Building Society	4.375%	2/28/22	EUR	17,000	20,128
	Nationwide Building Society	5.625%	1/28/26	GBP	1,500	2,408
	Nationwide Building Society	0.625%	3/25/27	EUR	11,790	13,354
	Nationwide Building Society	2.250%	6/25/29	EUR	5,000	6,488
	Nationwide Building Society	1.375%	6/29/32	EUR	16,000	19,563
	Nats En Route plc	5.250%	3/31/26	GBP	2,757	3,951
[1]	Octagon Healthcare Funding plc	5.333%	6/30/36	GBP	830	1,352
	RAC Bond Co. plc	4.565%	5/6/23	GBP	400	511
	RAC Bond Co. plc	4.870%	5/6/26	GBP	3,000	3,731
	RMPA Services plc	5.337%	9/30/38	GBP	2,211	3,713
	Santander UK plc	0.250%	8/9/21	EUR	10,000	10,999
	Santander UK plc	0.250%	4/21/22	EUR	20,000	22,052
	Santander UK plc	1.250%	9/18/24	EUR	6,700	7,736
[1]	Santander UK plc	5.750%	3/2/26	GBP	5,855	9,418
	Santander UK plc	5.250%	2/16/29	GBP	758	1,278
	Telereal Secured Finance plc	4.010%	12/10/31	GBP	5,001	6,771
	Telereal Securitisation plc	6.165%	12/10/31	GBP	901	1,414
	Tesco Property Finance 1 plc	7.623%	7/13/39	GBP	2,571	4,707
	Tesco Property Finance 2 plc	6.052%	10/13/39	GBP	3,315	5,451
	Tesco Property Finance 3 plc	5.744%	4/13/40	GBP	1,928	3,145
	Tesco Property Finance 4 plc	5.801%	10/13/40	GBP	4,864	8,014
	Tesco Property Finance 6 plc	5.411%	7/13/44	GBP	6,307	10,093
	Westfield Stratford City Finance No. 2 plc	1.642%	8/4/26	GBP	2,500	3,136
	Yorkshire Building Society	1.250%	6/11/21	EUR	7,000	7,777
						406,546
Corporate Bonds (2.2%)
	3i Group plc	5.750%	12/3/32	GBP	5,000	7,849
	A2Dominion Housing Group Ltd.	3.500%	11/15/28	GBP	6,200	8,480
	ABP Finance plc	6.250%	12/14/26	GBP	4,300	6,293
	Admiral Group plc	5.500%	7/25/24	GBP	2,400	3,346
	Affinity Sutton Capital Markets plc	4.250%	10/8/42	GBP	1,500	2,608
	Affinity Water Finance 2004 plc	5.875%	7/13/26	GBP	2,150	3,385
	Affinity Water Programme Finance Ltd.	4.500%	3/31/36	GBP	4,500	7,653
	Anglian Water Services Financing plc	6.875%	8/21/23	GBP	4,300	6,337
	Anglian Water Services Financing plc	2.625%	6/15/27	GBP	3,600	4,445
	Anglian Water Services Financing plc	4.500%	10/5/27	GBP	2,492	3,711
	Anglian Water Services Financing plc	6.625%	1/15/29	GBP	615	1,069
	Annington Funding plc	1.650%	7/12/24	EUR	3,800	4,188
	Annington Funding plc	2.646%	7/12/25	GBP	3,000	3,839
	Annington Funding plc	3.685%	7/12/34	GBP	7,300	9,767
	Annington Funding plc	3.935%	7/12/47	GBP	5,800	8,130
	Aptiv plc	1.500%	3/10/25	EUR	12,022	12,353
	Aster Treasury plc	4.500%	12/18/43	GBP	2,700	4,931
	AstraZeneca plc	0.250%	5/12/21	EUR	1,000	1,091
	AstraZeneca plc	1.250%	5/12/28	EUR	100	115
	AstraZeneca plc	5.750%	11/13/31	GBP	5,000	8,895
	Aviva plc	0.625%	10/27/23	EUR	1,000	1,092
	Aviva plc	1.875%	11/13/27	EUR	4,000	4,602
[1]	Aviva plc	6.625%	6/3/41	GBP	2,500	3,280
[1]	Aviva plc	6.125%	7/5/43	EUR	2,400	2,972
[1]	Aviva plc	3.875%	7/3/44	EUR	2,459	2,888
[1]	Aviva plc	3.375%	12/4/45	EUR	6,000	7,014
[1]	Aviva plc	4.375%	9/12/49	GBP	4,991	6,500

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
[1]	Aviva plc	6.125%	9/29/49	GBP	4,700	6,060
[1]	Aviva plc	5.125%	6/4/50	GBP	2,000	2,738
[1]	Aviva plc	6.875%	5/20/58	GBP	8,692	14,641
	Babcock International Group plc	1.750%	10/6/22	EUR	7,800	8,659
	Babcock International Group plc	1.875%	10/5/26	GBP	4,000	4,666
	Babcock International Group plc	1.375%	9/13/27	EUR	600	628
	BAE Systems plc	4.125%	6/8/22	GBP	6,500	8,580
	Barclays Bank plc	10.000%	5/21/21	GBP	10,533	14,159
	Barclays Bank plc	4.250%	3/2/22	EUR	10,000	11,821
	Barclays Bank plc	6.625%	3/30/22	EUR	7,159	8,475
	Barclays plc	1.500%	4/1/22	EUR	1,600	1,755
	Barclays plc	1.500%	9/3/23	EUR	100	109
	Barclays plc	3.125%	1/17/24	GBP	3,900	5,005
	Barclays plc	3.000%	5/8/26	GBP	11,000	14,024
	Barclays plc	3.250%	2/12/27	GBP	655	848
[1]	Barclays plc	2.000%	2/7/28	EUR	10,300	11,014
	Barclays plc	3.250%	1/17/33	GBP	500	634
	BAT Capital Corp.	2.125%	8/15/25	GBP	1,300	1,618
	BAT International Finance plc	4.875%	2/24/21	EUR	5,250	5,945
	BAT International Finance plc	1.750%	7/5/21	GBP	2,700	3,393
	BAT International Finance plc	1.000%	5/23/22	EUR	700	766
	BAT International Finance plc	2.375%	1/19/23	EUR	100	113
	BAT International Finance plc	0.875%	10/13/23	EUR	8,615	9,331
	BAT International Finance plc	2.750%	3/25/25	EUR	6,000	6,852
	BAT International Finance plc	1.250%	3/13/27	EUR	7,850	8,216
	BAT International Finance plc	2.250%	1/16/30	EUR	19,000	20,290
	BAT International Finance plc	6.000%	11/24/34	GBP	8,350	13,410
	BAT International Finance plc	5.750%	7/5/40	GBP	400	650
	BAT International Finance plc	2.250%	9/9/52	GBP	3,000	2,794
	Bazalgette Finance plc	2.375%	11/29/27	GBP	1,200	1,592
	BG Energy Capital plc	1.250%	11/21/22	EUR	6,400	7,077
	BG Energy Capital plc	5.125%	12/1/25	GBP	6,008	9,000
	BG Energy Capital plc	2.250%	11/21/29	EUR	10,411	12,216
	BP Capital Markets plc	2.177%	9/28/21	EUR	5,800	6,472
	BP Capital Markets plc	1.373%	3/3/22	EUR	2,700	2,983
	BP Capital Markets plc	1.526%	9/26/22	EUR	11,100	12,300
	BP Capital Markets plc	1.177%	8/12/23	GBP	3,100	3,804
	BP Capital Markets plc	0.900%	7/3/24	EUR	23,500	25,445
	BP Capital Markets plc	0.830%	9/19/24	EUR	8,000	8,644
	BP Capital Markets plc	2.030%	2/14/25	GBP	1,300	1,624
	BP Capital Markets plc	1.953%	3/3/25	EUR	7,200	8,183
	BP Capital Markets plc	3.470%	5/15/25	CAD	2,500	1,847
	BP Capital Markets plc	1.077%	6/26/25	EUR	5,300	5,764
	BP Capital Markets plc	2.972%	2/27/26	EUR	5,200	6,193
	BP Capital Markets plc	2.274%	7/3/26	GBP	12,737	16,100
	BP Capital Markets plc	2.213%	9/25/26	EUR	13,000	14,880
	BP Capital Markets plc	1.573%	2/16/27	EUR	26,582	29,280
	BP Capital Markets plc	0.831%	11/8/27	EUR	15,000	15,572
	BPHA Finance plc	4.816%	4/11/44	GBP	1,300	2,480
	Brambles Finance Ltd.	2.375%	6/12/24	EUR	400	462
	British Land Co. plc	2.375%	9/14/29	GBP	1,800	2,292
	British Telecommunications plc	1.125%	3/10/23	EUR	6,600	7,313
	British Telecommunications plc	0.875%	9/26/23	EUR	4,000	4,403
	British Telecommunications plc	1.000%	11/21/24	EUR	8,800	9,674

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	British Telecommunications plc	1.750%	3/10/26	EUR	9,920	11,260
	British Telecommunications plc	1.500%	6/23/27	EUR	10,200	11,382
	British Telecommunications plc	2.125%	9/26/28	EUR	100	116
	British Telecommunications plc	5.750%	12/7/28	GBP	4,030	6,537
	British Telecommunications plc	3.125%	11/21/31	GBP	400	544
	British Telecommunications plc	6.375%	6/23/37	GBP	6,000	11,471
	Bromford Housing Group Ltd.	3.125%	5/3/48	GBP	1,900	2,997
	BUPA Finance plc	3.375%	6/17/21	GBP	7,400	9,510
	BUPA Finance plc	2.000%	4/5/24	GBP	11,000	13,943
	BUPA Finance plc	5.000%	12/8/26	GBP	5,100	7,027
	Cadent Finance plc	0.625%	9/22/24	EUR	22,620	24,756
	Cadent Finance plc	2.125%	9/22/28	GBP	20,208	26,341
	Cadent Finance plc	0.750%	3/11/32	EUR	5,000	5,267
	Cadent Finance plc	2.625%	9/22/38	GBP	100	137
	Cadent Finance plc	3.125%	3/21/40	GBP	200	293
	Cadent Finance plc	2.750%	9/22/46	GBP	2,150	3,036
	Cardiff University	3.000%	12/7/55	GBP	2,000	3,631
	Centrica plc	6.375%	3/10/22	GBP	1,850	2,528
	Centrica plc	4.375%	3/13/29	GBP	4,800	6,992
	Centrica plc	7.000%	9/19/33	GBP	2,100	3,929
	Centrica plc	4.250%	9/12/44	GBP	5,450	8,464
	Circle Anglia Social Housing plc	7.250%	11/12/38	GBP	4,850	11,013
	CK Hutchison Europe Finance 18 Ltd.	1.250%	4/13/25	EUR	16,300	18,034
	CK Hutchison Finance 16 II Ltd.	0.875%	10/3/24	EUR	11,400	12,433
	CK Hutchison Finance 16 Ltd.	1.250%	4/6/23	EUR	17,000	18,842
	CK Hutchison Finance 16 Ltd.	2.000%	4/6/28	EUR	100	116
	CK Hutchison Group Telecom Finance SA	0.375%	10/17/23	EUR	100	108
	CK Hutchison Group Telecom Finance SA	2.000%	10/17/27	GBP	5,000	6,178
	CK Hutchison Group Telecom Finance SA	1.125%	10/17/28	EUR	200	217
	CK Hutchison Group Telecom Finance SA	1.500%	10/17/31	EUR	18,000	19,722
	Clarion Funding plc	2.625%	1/18/29	GBP	1,554	2,091
	Clarion Funding plc	3.125%	4/19/48	GBP	3,000	4,542
	Close Brothers Finance plc	3.875%	6/27/21	GBP	3,000	3,848
	CNH Industrial Finance Europe SA	1.375%	5/23/22	EUR	200	217
	CNH Industrial Finance Europe SA	2.875%	5/17/23	EUR	7,000	7,703
	CNH Industrial Finance Europe SA	1.750%	9/12/25	EUR	9,000	9,377
	CNH Industrial Finance Europe SA	1.875%	1/19/26	EUR	1,900	1,942
	CNH Industrial Finance Europe SA	1.625%	7/3/29	EUR	500	475
	Coca-Cola European Partners plc	0.750%	2/24/22	EUR	6,000	6,591
	Coca-Cola European Partners plc	1.125%	5/26/24	EUR	5,800	6,499
	Coca-Cola European Partners plc	2.375%	5/7/25	EUR	3,000	3,539
	Coca-Cola European Partners plc	1.750%	5/26/28	EUR	5,200	6,004
	Coca-Cola European Partners plc	0.700%	9/12/31	EUR	8,500	8,675
	Community Finance Co. 1 plc	5.017%	7/31/34	GBP	700	1,215
	Compass Group International BV	0.625%	7/3/24	EUR	1,700	1,853
	Compass Group plc	2.000%	9/5/25	GBP	400	511
	Compass Group plc	2.000%	7/3/29	GBP	1,600	2,026
	Connect Plus M25 Issuer plc	2.607%	3/31/39	GBP	2,682	3,686
	Coventry Building Society	5.875%	9/28/22	GBP	15,868	21,902
	CPUK Finance Ltd.	3.588%	8/28/25	GBP	3,000	3,716
	CPUK Finance Ltd.	3.690%	8/28/28	GBP	100	124
[1]	CPUK Finance Ltd.	7.239%	2/28/42	GBP	2,700	3,802
	CRH Finance UK plc	4.125%	12/2/29	GBP	5,700	8,129
	Diageo Finance plc	0.500%	6/19/24	EUR	854	934

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Diageo Finance plc	1.750%	9/23/24	EUR	200	230
	DS Smith plc	2.250%	9/16/22	EUR	100	112
	DS Smith plc	1.375%	7/26/24	EUR	400	432
[15]	Dwr Cymru Financing Ltd.	6.015%	3/31/28	GBP	500	840
	Dwr Cymru Financing Ltd.	2.500%	3/31/36	GBP	600	848
	Eastern Power Networks plc	4.750%	9/30/21	GBP	2,400	3,163
	Eastern Power Networks plc	5.750%	3/8/24	GBP	3,000	4,364
	Eastern Power Networks plc	6.250%	11/12/36	GBP	200	412
	easyJet plc	1.750%	2/9/23	EUR	800	726
	Electricity North West Ltd.	8.875%	3/25/26	GBP	2,000	3,498
	EMH Treasury plc	4.500%	1/29/44	GBP	994	1,795
	ENW Finance plc	6.125%	7/21/21	GBP	1,000	1,331
	Eversholt Funding plc	6.359%	12/2/25	GBP	500	751
	Eversholt Funding plc	6.697%	2/22/35	GBP	1,800	2,864
	Eversholt Funding plc	3.529%	8/7/42	GBP	3,400	4,433
	Experian Finance plc	3.500%	10/15/21	GBP	6,815	8,790
	Experian Finance plc	1.375%	6/25/26	EUR	400	447
	FCE Bank plc	1.875%	6/24/21	EUR	5,000	5,276
	FCE Bank plc	0.869%	9/13/21	EUR	3,800	3,922
	FCE Bank plc	1.134%	2/10/22	EUR	1,430	1,445
	FCE Bank plc	2.727%	6/3/22	GBP	700	821
	Fidelity International Ltd.	7.125%	2/13/24	GBP	1,300	1,920
	Fidelity International Ltd.	2.500%	11/4/26	EUR	2,739	2,990
	Firstgroup plc	8.750%	4/8/21	GBP	5,000	6,511
	Firstgroup plc	6.875%	9/18/24	GBP	2,660	3,590
	Friends Life Holdings plc	8.250%	4/21/22	GBP	3,000	4,215
	Futures Treasury plc	3.375%	2/8/44	GBP	900	1,465
	G4S International Finance plc	1.500%	1/9/23	EUR	2,100	2,246
	G4S International Finance plc	1.500%	6/2/24	EUR	12,300	12,682
	G4S International Finance plc	1.875%	5/24/25	EUR	23,400	24,109
[1]	Gatwick Funding Ltd.	5.250%	1/23/26	GBP	1,000	1,383
[1]	Gatwick Funding Ltd.	6.125%	3/2/28	GBP	17,950	26,646
[1]	Gatwick Funding Ltd.	5.750%	1/23/39	GBP	500	833
	Gatwick Funding Ltd.	3.125%	9/28/39	GBP	4,300	5,393
	Gatwick Funding Ltd.	3.250%	2/26/48	GBP	400	514
[1]	Gatwick Funding Ltd.	2.625%	10/7/48	GBP	1,200	1,382
	Genfinance II plc	6.064%	12/21/39	GBP	5,900	11,568
	GlaxoSmithKline Capital plc	1.375%	12/2/24	EUR	350	403
	GlaxoSmithKline Capital plc	4.000%	6/16/25	EUR	1,000	1,304
	GlaxoSmithKline Capital plc	1.250%	5/21/26	EUR	15,000	17,328
	GlaxoSmithKline Capital plc	1.000%	9/12/26	EUR	500	571
	GlaxoSmithKline Capital plc	3.375%	12/20/27	GBP	3,900	5,670
	GlaxoSmithKline Capital plc	1.750%	5/21/30	EUR	10,400	12,650
	GlaxoSmithKline Capital plc	5.250%	12/19/33	GBP	7,339	13,479
	GlaxoSmithKline Capital plc	6.375%	3/9/39	GBP	1,145	2,520
	GlaxoSmithKline Capital plc	5.250%	4/10/42	GBP	355	730
	GlaxoSmithKline Capital plc	4.250%	12/18/45	GBP	600	1,140
	Global Switch Holdings Ltd.	4.375%	12/13/22	GBP	1,000	1,337
	Global Switch Holdings Ltd.	1.500%	1/31/24	EUR	1,800	1,975
	Global Switch Holdings Ltd.	2.250%	5/31/27	EUR	500	560
	Great Places Housing Group Ltd.	4.750%	10/22/42	GBP	3,000	5,389
	Great Rolling Stock Co. Ltd.	6.875%	7/27/35	GBP	711	1,111
	Greater Gabbard Ofto plc	4.137%	11/29/32	GBP	1,298	1,909
	Guinness Partnership Ltd.	4.000%	10/24/44	GBP	978	1,724

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Gwynt Y Mor Ofto plc	2.778%	2/17/34	GBP	2,310	3,143
	Hammerson plc	2.000%	7/1/22	EUR	7,200	6,877
	Hammerson plc	6.000%	2/23/26	GBP	4,000	4,771
	Hammerson plc	7.250%	4/21/28	GBP	4,000	5,051
	Hastings Group Finance plc	3.000%	5/24/25	GBP	6,000	7,566
	Haven Funding plc	8.125%	9/30/37	GBP	1,115	2,236
[1]	HBOS plc	4.500%	3/18/30	EUR	3,500	4,119
[1]	HBOS Sterling Finance Jersey LP	7.881%	12/9/67	GBP	1,000	1,912
	Heathrow Funding Ltd.	5.225%	2/15/23	GBP	2,200	2,948
	Heathrow Funding Ltd.	7.125%	2/14/24	GBP	7,920	11,320
[1]	Heathrow Funding Ltd.	1.875%	5/23/24	EUR	400	439
	Heathrow Funding Ltd.	3.400%	3/8/28	CAD	7,000	5,054
[1]	Heathrow Funding Ltd.	1.500%	2/11/30	EUR	7,100	7,630
	Heathrow Funding Ltd.	3.782%	9/4/30	CAD	100	73
	Heathrow Funding Ltd.	6.450%	12/10/31	GBP	3,050	5,254
	Heathrow Funding Ltd.	1.875%	7/12/32	EUR	1,200	1,312
	Heathrow Funding Ltd.	1.875%	3/14/34	EUR	1,300	1,397
	Heathrow Funding Ltd.	5.875%	5/13/41	GBP	12,700	23,372
	Heathrow Funding Ltd.	4.625%	10/31/46	GBP	2,500	4,118
	Heathrow Funding Ltd.	2.750%	8/9/49	GBP	950	1,160
	Hiscox Ltd.	2.000%	12/14/22	GBP	700	870
	Home Group Ltd.	3.125%	3/27/43	GBP	2,000	2,913
[1]	HSBC Bank Capital Funding Sterling 1 LP	5.844%	11/29/49	GBP	250	417
	HSBC Bank plc	6.500%	7/7/23	GBP	5,000	7,071
[1]	HSBC Bank plc	5.375%	11/4/30	GBP	1,000	1,450
	HSBC Bank plc	5.375%	8/22/33	GBP	2,000	3,056
	HSBC Bank plc	6.250%	1/30/41	GBP	66	117
	HSBC Bank plc	4.750%	3/24/46	GBP	100	153
	HSBC Holdings plc	0.450%	9/24/21	JPY	500,000	4,662
	HSBC Holdings plc	1.500%	3/15/22	EUR	21,200	23,632
[1]	HSBC Holdings plc	2.175%	6/27/23	GBP	12,300	15,573
	HSBC Holdings plc	3.196%	12/5/23	CAD	9,790	7,235
	HSBC Holdings plc	0.875%	9/6/24	EUR	17,600	19,440
	HSBC Holdings plc	3.000%	6/30/25	EUR	26,500	30,826
[1]	HSBC Holdings plc	2.256%	11/13/26	GBP	6,000	7,611
[1]	HSBC Holdings plc	3.000%	7/22/28	GBP	26,500	34,874
	HSBC Holdings plc	2.625%	8/16/28	GBP	3,125	4,115
	HSBC Holdings plc	6.750%	9/11/28	GBP	2,750	4,465
	HSBC Holdings plc	7.000%	4/7/38	GBP	4,100	7,301
	HSBC Holdings plc	6.000%	3/29/40	GBP	7,650	12,470
	Hutchison Whampoa Finance 14 Ltd.	1.375%	10/31/21	EUR	100	111
	Hyde Housing Association Ltd.	5.125%	7/23/40	GBP	275	515
	Imperial Brands Finance plc	0.500%	7/27/21	EUR	500	543
	Imperial Brands Finance plc	9.000%	2/17/22	GBP	12,400	17,345
	Imperial Brands Finance plc	1.375%	1/27/25	EUR	1,000	1,088
	Imperial Brands Finance plc	3.375%	2/26/26	EUR	600	708
	Imperial Brands Finance plc	2.125%	2/12/27	EUR	15,500	17,010
	Imperial Brands Finance plc	4.875%	6/7/32	GBP	7,600	10,986
	Incommunities Treasury plc	3.250%	3/21/49	GBP	3,100	4,952
	Informa plc	1.500%	7/5/23	EUR	1,300	1,365
	InterContinental Hotels Group plc	3.875%	11/28/22	GBP	3,500	4,378
	Investec Bank plc	9.625%	2/17/22	GBP	1,000	1,379
[1]	Investec Bank plc	4.250%	7/24/28	GBP	500	580

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Investec plc	4.500%	5/5/22	GBP	4,000	5,153
	Just Group plc	3.500%	2/7/25	GBP	2,000	2,063
	Karbon Homes Ltd.	3.375%	11/15/47	GBP	6,500	10,681
	Kennedy Wilson Europe Real Estate Ltd.	3.950%	6/30/22	GBP	3,000	3,726
	Kennedy Wilson Europe Real Estate Ltd.	3.250%	11/12/25	EUR	1,200	1,205
	Land Securities Capital Markets plc	1.974%	2/8/24	GBP	1,000	1,280
	Land Securities Capital Markets plc	2.375%	3/29/27	GBP	800	1,058
	Land Securities Capital Markets plc	2.625%	9/22/37	GBP	5,200	7,102
	Land Securities Capital Markets plc	2.750%	9/22/57	GBP	1,300	1,894
	Leeds Building Society	1.375%	5/5/22	EUR	22,195	24,556
	Leeds Building Society	0.500%	7/3/24	EUR	500	558
[1]	Leeds Building Society	3.750%	4/25/29	GBP	500	615
	Legal & General Finance plc	5.875%	12/11/31	GBP	4,000	7,091
[1]	Legal & General Group plc	10.000%	7/23/41	GBP	2,700	3,714
[1]	Legal & General Group plc	5.375%	10/27/45	GBP	3,400	4,650
[1]	Legal & General Group plc	5.125%	11/14/48	GBP	1,000	1,364
[1]	Legal & General Group plc	5.500%	6/27/64	GBP	800	1,133
	Lendlease Europe Finance plc	6.125%	10/12/21	GBP	21,000	27,704
	Liberty Living Finance plc	2.625%	11/28/24	GBP	2,000	2,526
	Libra Longhurst Group Treasury plc	5.125%	8/2/38	GBP	1,797	3,188
	Linde Finance BV	3.875%	6/1/21	EUR	400	455
	Linde Finance BV	5.875%	4/24/23	GBP	2,177	3,130
	Linde Finance BV	1.000%	4/20/28	EUR	500	576
[1]	Liverpool Victoria Friendly Society Ltd.	6.500%	5/22/43	GBP	600	802
	Lloyds Bank Corporate Markets plc	0.250%	10/4/22	EUR	8,000	8,564
	Lloyds Bank plc	0.625%	9/14/22	EUR	8,780	9,774
	Lloyds Bank plc	0.250%	3/25/24	EUR	8,000	8,839
	Lloyds Bank plc	7.500%	4/15/24	GBP	10,170	15,515
	Lloyds Bank plc	0.625%	3/26/25	EUR	500	564
	Lloyds Bank plc	7.625%	4/22/25	GBP	8,190	12,460
	Lloyds Bank plc	0.125%	6/18/26	EUR	10,000	10,970
	Lloyds Banking Group plc	0.750%	11/9/21	EUR	800	871
	Lloyds Banking Group plc	3.650%	3/20/23	AUD	1,800	1,193
	Lloyds Banking Group plc	0.650%	5/30/23	JPY	300,000	2,759
	Lloyds Banking Group plc	0.482%	12/14/23	JPY	1,800,000	16,395
[1]	Lloyds Banking Group plc	0.625%	1/15/24	EUR	2,800	3,003
	Lloyds Banking Group plc	2.250%	10/16/24	GBP	2,000	2,531
	Lloyds Banking Group plc	3.500%	2/3/25	CAD	2,600	1,900
	Lloyds Banking Group plc	4.000%	3/7/25	AUD	11,900	7,993
	Lloyds Banking Group plc	0.824%	5/30/25	JPY	1,600,000	14,928
[1]	Lloyds Banking Group plc	0.500%	11/12/25	EUR	10,500	10,991
	Lloyds Banking Group plc	4.250%	11/22/27	AUD	4,960	3,293
	London & Quadrant Housing Trust Ltd.	2.625%	5/5/26	GBP	2,000	2,625
	London & Quadrant Housing Trust Ltd.	2.625%	2/28/28	GBP	2,500	3,292
	London & Quadrant Housing Trust Ltd.	4.625%	12/5/33	GBP	500	808
	London & Quadrant Housing Trust Ltd.	5.500%	1/27/40	GBP	2,400	4,506
	London & Quadrant Housing Trust Ltd.	3.750%	10/27/49	GBP	3,800	6,148
	London & Quadrant Housing Trust Ltd.	3.125%	2/28/53	GBP	1,700	2,509
	London & Quadrant Housing Trust Ltd.	2.750%	7/20/57	GBP	2,000	2,721
	London Power Networks plc	5.125%	3/31/23	GBP	3,000	4,169
	London Stock Exchange Group plc	1.750%	12/6/27	EUR	9,300	10,404
	Manchester Airport Group Funding plc	4.125%	4/2/24	GBP	2,000	2,681
	Manchester Airport Group Funding plc	4.750%	3/31/34	GBP	2,000	3,085

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Manchester Airport Group Funding plc	2.875%	9/30/44	GBP	4,000	4,918
	Martlet Homes Ltd.	3.000%	5/9/52	GBP	3,400	5,116
	Metropolitan Funding plc	4.125%	4/5/48	GBP	2,000	3,273
	Mondi Finance plc	1.500%	4/15/24	EUR	11,550	12,725
	Morhomes plc	3.400%	2/19/38	GBP	1,800	2,569
	Motability Operations Group plc	5.375%	6/28/22	GBP	1,000	1,370
	Motability Operations Group plc	1.625%	6/9/23	EUR	500	569
	Motability Operations Group plc	0.375%	1/3/26	EUR	7,816	8,333
	Motability Operations Group plc	4.375%	2/8/27	GBP	8,600	12,893
	Motability Operations Group plc	1.750%	7/3/29	GBP	9,762	12,582
	Motability Operations Group plc	5.625%	11/29/30	GBP	2,000	3,527
	Motability Operations Group plc	2.375%	3/14/32	GBP	800	1,089
	Motability Operations Group plc	3.625%	3/10/36	GBP	500	794
	Motability Operations Group plc	2.375%	7/3/39	GBP	100	137
	Myriad Capital plc	4.750%	12/20/43	GBP	500	935
	National Express Group plc	2.500%	11/11/23	GBP	5,000	6,119
	National Grid Electricity Transmission plc	1.375%	9/16/26	GBP	4,200	5,290
	National Grid Electricity Transmission plc	2.000%	9/16/38	GBP	5,800	7,549
	Nationwide Building Society	2.250%	4/29/22	GBP	1,500	1,919
	Nationwide Building Society	0.750%	10/26/22	EUR	6,000	6,708
	Nationwide Building Society	1.250%	3/3/25	EUR	500	568
[1]	Nationwide Building Society	1.500%	3/8/26	EUR	14,900	16,541
	Nationwide Building Society	3.000%	5/6/26	GBP	17,980	24,186
	Nationwide Building Society	3.250%	1/20/28	GBP	1,313	1,807
[1]	Nationwide Building Society	2.000%	7/25/29	EUR	25,235	27,257
	NatWest Markets plc	1.000%	5/28/24	EUR	10,000	10,648
	NewRiver REIT plc	3.500%	3/7/28	GBP	1,800	2,087
	Next plc	5.375%	10/26/21	GBP	4,000	5,156
	Next plc	3.625%	5/18/28	GBP	7,000	8,358
	Northern Gas Networks Finance plc	4.875%	6/30/27	GBP	300	458
	Northern Gas Networks Finance plc	4.875%	11/15/35	GBP	3,800	6,660
	Northern Powergrid Holdings Co.	7.250%	12/15/22	GBP	1,060	1,542
	Northern Powergrid Yorkshire plc	5.125%	5/4/35	GBP	1,533	2,729
	Northern Powergrid Yorkshire plc	2.250%	10/9/59	GBP	500	672
	Northumbrian Water Finance plc	1.625%	10/11/26	GBP	6,900	8,742
	Northumbrian Water Finance plc	2.375%	10/5/27	GBP	400	532
	Northumbrian Water Finance plc	5.625%	4/29/33	GBP	2,495	4,512
	Northumbrian Water Finance plc	5.125%	1/23/42	GBP	750	1,460
	Notting Hill Housing Trust	3.750%	12/20/32	GBP	5,399	7,887
	Notting Hill Housing Trust	5.250%	7/7/42	GBP	1,500	2,759
	Notting Hill Housing Trust	3.250%	10/12/48	GBP	250	363
	Notting Hill Housing Trust	4.375%	2/20/54	GBP	5,000	9,085
	Orbit Capital plc	3.500%	3/24/45	GBP	3,967	6,090
	Paragon Treasury plc	3.625%	1/21/47	GBP	2,000	3,121
	Peabody Capital No. 2 plc	4.625%	12/12/53	GBP	150	298
	Peabody Capital plc	5.250%	3/17/43	GBP	5,650	10,873
	Pearson Funding Five plc	1.375%	5/6/25	EUR	600	656
	Penarian Housing Finance plc	3.212%	6/7/52	GBP	1,500	2,181
	Pension Insurance Corp. plc	8.000%	11/23/26	GBP	2,500	3,944
	Pension Insurance Corp. plc	5.625%	9/20/30	GBP	4,300	5,871
	Phoenix Group Holdings	4.125%	7/20/22	GBP	1,025	1,329
	Phoenix Group Holdings	6.625%	12/18/25	GBP	4,400	6,230
	Phoenix Group Holdings	4.375%	1/24/29	EUR	4,700	5,454

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Places For People Treasury plc	2.875%	8/17/26	GBP	10,300	13,466
	Porterbrook Rail Finance Ltd.	7.125%	10/20/26	GBP	3,000	4,718
	Principality Building Society	2.375%	11/23/23	GBP	1,000	1,265
	Provident Financial plc	7.000%	6/4/23	GBP	385	414
	Prudential plc	5.875%	5/11/29	GBP	1,111	1,829
	Prudential plc	6.125%	12/19/31	GBP	9,000	14,574
[1]	Prudential plc	5.560%	7/20/55	GBP	8,800	11,694
[1]	Prudential plc	6.340%	12/19/63	GBP	3,300	4,640
	Quadgas Finance plc	3.375%	9/17/29	GBP	4,700	6,091
	RELX Capital Inc.	1.300%	5/12/25	EUR	2,000	2,250
	Rentokil Initial plc	3.250%	10/7/21	EUR	150	168
	Rentokil Initial plc	0.950%	11/22/24	EUR	5,100	5,560
	Rio Tinto Finance plc	2.875%	12/11/24	EUR	300	353
[1]	RL Finance Bonds No. 2 plc	6.125%	11/30/43	GBP	500	694
	RL Finance Bonds No. 3 plc	6.125%	11/13/28	GBP	3,200	4,637
[1]	RL Finance Bonds No. 4 plc	4.875%	10/7/49	GBP	7,700	9,311
	Rolls-Royce plc	2.125%	6/18/21	EUR	1,500	1,623
	Rolls-Royce plc	0.875%	5/9/24	EUR	25,900	25,699
	Rolls-Royce plc	3.375%	6/18/26	GBP	2,500	3,026
	Rolls-Royce plc	1.625%	5/9/28	EUR	11,200	10,507
	Rothesay Life plc	3.375%	7/12/26	GBP	6,000	7,358
[1]	Royal Bank of Scotland Group plc	2.000%	3/8/23	EUR	1,000	1,100
	Royal Bank of Scotland Group plc	2.500%	3/22/23	EUR	15,700	17,556
[1]	Royal Bank of Scotland Group plc	1.750%	3/2/26	EUR	38,000	41,379
[1]	Royal Bank of Scotland Group plc	2.875%	9/19/26	GBP	2,200	2,815
[1]	Royal Bank of Scotland Group plc	3.125%	3/28/27	GBP	6,000	7,684
	Royal Mail plc	1.250%	10/8/26	EUR	5,000	5,140
[1]	RSA Insurance Group plc	5.125%	10/10/45	GBP	2,000	2,756
	RSL Finance No. 1 plc	6.625%	3/31/38	GBP	981	1,779
	Sanctuary Capital plc	6.697%	3/23/39	GBP	2,100	4,683
	Sanctuary Capital plc	5.000%	4/26/47	GBP	4,112	8,552
	Santander UK Group Holdings plc	1.125%	9/8/23	EUR	11,105	12,037
[1]	Santander UK Group Holdings plc	0.391%	2/28/25	EUR	1,500	1,561
	Santander UK Group Holdings plc	3.625%	1/14/26	GBP	375	503
[1]	Santander UK Group Holdings plc	2.920%	5/8/26	GBP	11,400	14,732
	Santander UK plc	1.125%	1/14/22	EUR	11,000	12,125
	Santander UK plc	0.100%	5/12/24	EUR	20,000	21,964
	Santander UK plc	0.500%	1/10/25	EUR	8,100	9,061
	Santander UK plc	1.125%	3/10/25	EUR	11,100	12,405
	Santander UK plc	3.875%	10/15/29	GBP	9,200	13,246
	Saxon Weald Capital plc	5.375%	6/6/42	GBP	796	1,419
	Scotland Gas Networks plc	3.250%	3/8/27	GBP	5,200	7,195
	Scotland Gas Networks plc	4.875%	12/21/34	GBP	1,000	1,743
	Scottish Hydro Electric Transmission plc	2.250%	9/27/35	GBP	500	652
	Scottish Widows Ltd.	5.500%	6/16/23	GBP	2,500	3,394
	Segro plc	2.375%	10/11/29	GBP	500	643
	Segro plc	2.875%	10/11/37	GBP	300	400
	Severn Trent Utilities Finance plc	1.125%	9/7/21	GBP	1,700	2,126
	Severn Trent Utilities Finance plc	3.625%	1/16/26	GBP	2,500	3,493
	Severn Trent Utilities Finance plc	2.750%	12/5/31	GBP	1,300	1,839
	Severn Trent Utilities Finance plc	4.875%	1/24/42	GBP	4,540	8,676
	Skipton Building Society	1.750%	6/30/22	GBP	1,630	2,043
	Sky Ltd.	1.500%	9/15/21	EUR	7,037	7,798

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Sky Ltd.	1.875%	11/24/23	EUR	5,500	6,312
	Sky Ltd.	2.250%	11/17/25	EUR	500	598
	Sky Ltd.	2.500%	9/15/26	EUR	26,700	32,648
	Sky Ltd.	6.000%	5/21/27	GBP	200	329
	Sky Ltd.	4.000%	11/26/29	GBP	4,800	7,372
	Smiths Group plc	2.000%	2/23/27	EUR	10,800	11,956
[1]	Society of Lloyd’s	4.875%	2/7/47	GBP	7,000	9,153
	South Eastern Power Networks plc	5.625%	9/30/30	GBP	2,550	4,382
	South Eastern Power Networks plc	6.375%	11/12/31	GBP	2,850	5,330
	Southern Electric Power Distribution plc	5.500%	6/7/32	GBP	206	359
	Southern Electric Power Distribution plc	4.625%	2/20/37	GBP	3,400	5,832
	Southern Gas Networks plc	2.500%	2/3/25	GBP	700	922
	Southern Gas Networks plc	6.375%	5/15/40	GBP	420	914
	Southern Housing Group Ltd.	3.500%	10/19/47	GBP	1,500	2,346
[16]	Southern Water Services Finance Ltd.	6.192%	3/31/29	GBP	3,000	5,130
[16]	Southern Water Services Finance Ltd.	4.500%	3/31/52	GBP	200	399
[16]	Southern Water Services Finance Ltd.	5.125%	9/30/56	GBP	100	227
	Sovereign Housing Capital plc	4.768%	6/1/43	GBP	289	558
	Sovereign Housing Capital plc	2.375%	11/4/48	GBP	800	1,109
	SPD Finance UK plc	5.875%	7/17/26	GBP	1,300	2,030
	SSE plc	2.375%	2/10/22	EUR	100	113
	SSE plc	5.875%	9/22/22	GBP	400	555
	SSE plc	0.875%	9/6/25	EUR	1,600	1,769
	SSE plc	8.375%	11/20/28	GBP	5,030	9,430
	SSE plc	6.250%	8/27/38	GBP	2,600	5,200
[1]	SSE plc	3.625%	9/16/77	GBP	100	124
	Stagecoach Group plc	4.000%	9/29/25	GBP	300	370
	Standard Chartered plc	1.625%	6/13/21	EUR	15,076	16,577
[1]	Standard Chartered plc	0.750%	10/3/23	EUR	8,000	8,621
	Standard Chartered plc	3.125%	11/19/24	EUR	500	567
[1]	Standard Chartered plc	1.625%	10/3/27	EUR	700	766
	Student Finance plc	2.666%	9/30/24	GBP	1,500	1,907
	Sunderlan SHG Finance plc	6.380%	3/31/42	GBP	267	484
	Swan Housing Capital plc	3.625%	3/5/48	GBP	4,364	6,435
	TC Dudgeon Ofto plc	3.158%	11/12/38	GBP	1,257	1,795
	Tesco Corporate Treasury Services plc	0.875%	5/29/26	EUR	10,100	10,665
	Tesco plc	5.125%	4/10/47	EUR	3,800	5,983
	Thames Water Utilities Cayman Finance Ltd.	2.875%	12/12/24	CAD	1,175	841
	Thames Water Utilities Cayman Finance Ltd.	4.000%	6/19/25	GBP	8,000	11,150
	Thames Water Utilities Cayman Finance Ltd.	3.500%	2/25/28	GBP	1,300	1,829
	Thames Water Utilities Cayman Finance Ltd.	2.625%	1/24/32	GBP	7,000	9,263
	Thames Water Utilities Cayman Finance Ltd.	4.375%	7/3/34	GBP	2,795	4,438
	Thames Water Utilities Cayman Finance Ltd.	5.500%	2/11/41	GBP	7,476	14,319
	Thames Water Utilities Cayman Finance Ltd.	4.625%	6/4/46	GBP	1,645	2,988
	Thames Water Utilities Cayman Finance Ltd.	7.738%	4/9/58	GBP	100	261

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Thames Water Utilities Finance plc	1.875%	1/24/24	GBP	1,500	1,896
	Thames Water Utilities Finance plc	6.750%	11/16/28	GBP	3,590	6,243
	Thames Water Utilities Finance plc	5.125%	9/28/37	GBP	1,407	2,496
	THFC Funding No. 2 plc	6.350%	7/8/39	GBP	2,100	4,422
	THFC Funding No. 3 plc	5.200%	10/11/43	GBP	4,900	9,689
	Together Housing Finance plc	4.500%	12/17/42	GBP	430	785
[1]	TSB Banking Group plc	5.750%	5/6/26	GBP	1,700	2,112
	Unilever NV	0.500%	2/3/22	EUR	200	221
	Unilever NV	0.375%	2/14/23	EUR	1,100	1,219
	Unilever NV	1.000%	6/3/23	EUR	100	113
	Unilever NV	0.500%	8/12/23	EUR	10,000	11,149
	Unilever NV	0.500%	1/6/25	EUR	100	113
	Unilever NV	1.125%	2/12/27	EUR	10,100	11,795
	Unilever NV	1.375%	7/31/29	EUR	5,300	6,382
	Unilever NV	1.375%	9/4/30	EUR	1,300	1,573
	Unilever plc	1.125%	2/3/22	GBP	1,200	1,520
	Unilever plc	1.500%	7/22/26	GBP	200	258
	Unilever plc	1.500%	6/11/39	EUR	5,200	6,352
	UNITE USAF II plc	3.921%	6/30/25	GBP	3,896	5,308
[1]	UNITE USAF II plc	3.374%	6/30/28	GBP	1,600	2,094
	United Utilities Water Finance plc	2.000%	2/14/25	GBP	3,000	3,896
	United Utilities Water Finance plc	2.625%	2/12/31	GBP	900	1,251
	United Utilities Water Finance plc	2.000%	7/3/33	GBP	2,000	2,614
	United Utilities Water Ltd.	5.750%	3/25/22	GBP	3,750	5,119
	United Utilities Water Ltd.	5.625%	12/20/27	GBP	6,810	11,122
	University of Cambridge	3.750%	10/17/52	GBP	900	1,965
	University of Cambridge	2.350%	6/27/78	GBP	1,850	3,815
	University of Liverpool	3.375%	6/25/55	GBP	300	606
	University of Manchester	4.250%	7/4/53	GBP	1,900	4,270
	University of Oxford	2.544%	12/8/17	GBP	7,000	13,617
	University of Southampton	2.250%	4/11/57	GBP	100	155
[1]	Virgin Money Holdings UK plc	3.375%	4/24/26	GBP	12,166	14,535
[1]	Virgin Money UK plc	4.000%	9/3/27	GBP	5,600	6,861
	Vodafone Group plc	1.250%	8/25/21	EUR	9,100	10,073
	Vodafone Group plc	4.650%	1/20/22	EUR	100	118
	Vodafone Group plc	3.250%	12/13/22	AUD	1,000	663
	Vodafone Group plc	1.750%	8/25/23	EUR	9,100	10,392
	Vodafone Group plc	0.500%	1/30/24	EUR	100	110
	Vodafone Group plc	1.875%	9/11/25	EUR	20,000	23,406
	Vodafone Group plc	1.125%	11/20/25	EUR	30,200	34,100
	Vodafone Group plc	5.625%	12/4/25	GBP	1,200	1,831
	Vodafone Group plc	2.200%	8/25/26	EUR	300	360
	Vodafone Group plc	0.900%	11/24/26	EUR	11,250	12,508
	Vodafone Group plc	1.500%	7/24/27	EUR	4,200	4,843
	Vodafone Group plc	4.200%	12/13/27	AUD	9,350	6,396
	Vodafone Group plc	1.625%	11/24/30	EUR	10,800	12,505
	Vodafone Group plc	1.600%	7/29/31	EUR	11,300	13,066
	Vodafone Group plc	5.900%	11/26/32	GBP	3,000	5,248
	Vodafone Group plc	2.875%	11/20/37	EUR	2,800	3,562
	Vodafone Group plc	2.500%	5/24/39	EUR	4,500	5,448
	Vodafone Group plc	3.375%	8/8/49	GBP	2,900	4,139
	Vodafone Group plc	3.000%	8/12/56	GBP	5,300	7,191
	Wales & West Utilities Finance plc	5.750%	3/29/30	GBP	5,000	8,714

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Wales & West Utilities Finance plc	3.000%	8/3/38	GBP	1,500	2,242
	Wellcome Trust Finance plc	4.750%	5/28/21	GBP	500	656
	Wellcome Trust Finance plc	4.000%	5/9/59	GBP	2,200	5,245
	Wellcome Trust Ltd.	2.517%	2/7/18	GBP	4,300	8,452
	Wessex Water Services Finance plc	4.000%	9/24/21	GBP	1,000	1,305
	Wessex Water Services Finance plc	5.375%	3/10/28	GBP	800	1,289
	Western Power Distribution East Midlands plc	5.250%	1/17/23	GBP	2,500	3,453
	Western Power Distribution South Wales plc	5.750%	3/23/40	GBP	850	1,685
	Western Power Distribution South West plc	5.875%	3/25/27	GBP	1,000	1,575
	Western Power Distribution South West plc	5.750%	3/23/40	GBP	1,750	3,483
	Western Power Distribution West Midlands plc	3.875%	10/17/24	GBP	3,700	5,058
	Western Power Distribution West Midlands plc	5.750%	4/16/32	GBP	5,600	9,739
	Wheatley Group Capital plc	4.375%	11/28/44	GBP	4,500	7,760
	WHG Treasury plc	4.250%	10/6/45	GBP	4,000	6,950
	Wm Morrison Supermarkets plc	4.625%	12/8/23	GBP	800	1,110
	Wm Morrison Supermarkets plc	3.500%	7/27/26	GBP	1,350	1,840
	Wm Morrison Supermarkets plc	4.750%	7/4/29	GBP	5,550	8,264
	WM Treasury 2 plc	3.250%	10/20/48	GBP	1,600	2,520
	Wods Transmission plc	3.446%	8/24/34	GBP	561	805
	WPP Finance 2013	2.875%	9/14/46	GBP	500	546
	WPP Finance 2016	1.375%	3/20/25	EUR	17,200	18,572
	WPP Finance Deutschland GmbH	1.625%	3/23/30	EUR	100	106
	WPP Finance SA	2.250%	9/22/26	EUR	300	336
	Yorkshire Building Society	1.250%	3/17/22	EUR	9,403	10,321
	Yorkshire Building Society	0.875%	3/20/23	EUR	5,500	5,961
	Yorkshire Building Society	3.500%	4/21/26	GBP	1,100	1,508
[1]	Yorkshire Building Society	3.375%	9/13/28	GBP	4,300	5,379
	Yorkshire Power Finance Ltd.	7.250%	8/4/28	GBP	200	356
	Yorkshire Water Finance plc	2.750%	4/18/41	GBP	3,100	4,483
	Yorkshire Water Services Finance Ltd.	3.625%	8/1/29	GBP	6,400	9,176
	Yorkshire Water Services Finance Ltd.	5.500%	5/28/37	GBP	1,100	2,183
	Yorkshire Water Services Finance Ltd.	6.375%	8/19/39	GBP	3,377	7,292
[1]	Yorkshire Water Services Finance Ltd.	3.750%	3/22/46	GBP	1,000	1,291
						3,076,660
Sovereign Bonds (5.2%)
	Affordable Housing Finance plc	3.800%	5/20/42	GBP	5,000	9,153
[1]	Affordable Housing Finance plc	2.893%	8/11/45	GBP	2,673	4,335
	LCR Finance plc	4.500%	12/7/28	GBP	7,500	12,471
	LCR Finance plc	4.500%	12/7/38	GBP	1,600	3,262
	LCR Finance plc	5.100%	3/7/51	GBP	6,700	17,793
	Merseylink Issuer plc	3.842%	3/31/43	GBP	300	551
	Network Rail Infrastructure Finance plc	2.750%	10/6/21	CHF	2,500	2,697
	Network Rail Infrastructure Finance plc	4.750%	1/22/24	GBP	7,000	10,203
	Network Rail Infrastructure Finance plc	4.375%	12/9/30	GBP	8,900	15,365
	Network Rail Infrastructure Finance plc	4.750%	11/29/35	GBP	4,200	8,284
	NIE Finance plc	2.500%	10/27/25	GBP	800	1,053
	PRS Finance plc	1.750%	11/24/26	GBP	19,826	26,431

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
PRS Finance plc	2.000%	1/23/29	GBP	4,000	5,451
Transport for London	2.250%	8/9/22	GBP	900	1,167
Transport for London	2.125%	4/24/25	GBP	5,000	6,621
Transport for London	3.875%	7/23/42	GBP	800	1,427
Transport for London	3.625%	5/15/45	GBP	4,900	8,647
Transport for London	4.000%	4/7/64	GBP	4,550	10,150
United Kingdom	3.750%	9/7/20	GBP	22,027	28,101
United Kingdom	1.500%	1/22/21	GBP	143,000	181,975
United Kingdom	8.000%	6/7/21	GBP	26,000	35,598
United Kingdom	3.750%	9/7/21	GBP	53,100	70,213
United Kingdom	0.500%	7/22/22	GBP	272,391	346,741
United Kingdom	1.750%	9/7/22	GBP	112,220	147,038
United Kingdom	0.750%	7/22/23	GBP	222,150	286,070
United Kingdom	2.250%	9/7/23	GBP	20,000	27,044
United Kingdom	1.000%	4/22/24	GBP	250,532	327,214
United Kingdom	5.000%	3/7/25	GBP	140,707	219,203
United Kingdom	0.625%	6/7/25	GBP	29,281	37,868
United Kingdom	1.500%	7/22/26	GBP	65,000	89,129
United Kingdom	1.250%	7/22/27	GBP	155,500	211,962
United Kingdom	4.250%	12/7/27	GBP	77,000	127,078
United Kingdom	1.625%	10/22/28	GBP	53,495	75,879
United Kingdom	0.875%	10/22/29	GBP	150,319	201,493
United Kingdom	4.750%	12/7/30	GBP	80,874	149,983
United Kingdom	4.250%	6/7/32	GBP	113,541	208,801
United Kingdom	4.500%	9/7/34	GBP	104,225	205,800
United Kingdom	4.250%	3/7/36	GBP	107,000	212,629
United Kingdom	1.750%	9/7/37	GBP	264,300	400,796
United Kingdom	4.750%	12/7/38	GBP	16,708	36,895
United Kingdom	4.250%	9/7/39	GBP	67,796	143,673
United Kingdom	4.250%	12/7/40	GBP	97,145	210,385
United Kingdom	4.500%	12/7/42	GBP	95,100	219,598
United Kingdom	3.250%	1/22/44	GBP	242,300	484,530
United Kingdom	3.500%	1/22/45	GBP	91,920	193,314
United Kingdom	4.250%	12/7/46	GBP	65,600	157,362
United Kingdom	1.500%	7/22/47	GBP	118,300	183,990
United Kingdom	1.750%	1/22/49	GBP	93,375	154,355
United Kingdom	4.250%	12/7/49	GBP	72,600	183,280
United Kingdom	3.750%	7/22/52	GBP	93,100	229,554
United Kingdom	1.625%	10/22/54	GBP	102,542	173,901
United Kingdom	4.250%	12/7/55	GBP	89,100	250,307
United Kingdom	1.750%	7/22/57	GBP	36,791	66,619
United Kingdom	4.000%	1/22/60	GBP	107,500	311,488
United Kingdom	2.500%	7/22/65	GBP	92,200	215,483
United Kingdom	3.500%	7/22/68	GBP	56,064	166,550
United Kingdom	1.625%	10/22/71	GBP	99,659	201,560
Urenco Finance NV	2.375%	12/2/24	EUR	4,000	4,579
					7,323,099
Total United Kingdom (Cost $10,126,888)					10,806,305
United States (3.1%)
Corporate Bonds (3.1%)
3M Co.	1.875%	11/15/21	EUR	400	448
3M Co.	0.375%	2/15/22	EUR	17,000	18,678
3M Co.	0.950%	5/15/23	EUR	2,000	2,242

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	3M Co.	1.500%	11/9/26	EUR	300	348
	3M Co.	1.750%	5/15/30	EUR	1,617	1,934
	Abbott Ireland Financing DAC	0.875%	9/27/23	EUR	22,600	25,206
	Abbott Ireland Financing DAC	1.500%	9/27/26	EUR	17,800	20,685
	Abbott Ireland Financing DAC	0.375%	11/19/27	EUR	10,000	10,821
	AbbVie Inc.	1.375%	5/17/24	EUR	12,000	13,602
	AbbVie Inc.	0.750%	11/18/27	EUR	5,000	5,545
	AbbVie Inc.	2.125%	11/17/28	EUR	19,900	24,358
	AbbVie Inc.	1.250%	11/18/31	EUR	2,400	2,760
	Air Lease Corp.	2.625%	12/5/24	CAD	1,400	837
	Air Products & Chemicals Inc.	1.000%	2/12/25	EUR	3,337	3,774
[6]	Air Products & Chemicals Inc.	0.500%	5/5/28	EUR	3,800	4,192
[6]	Air Products & Chemicals Inc.	0.800%	5/5/32	EUR	3,427	3,798
	Albemarle Corp.	1.875%	12/8/21	EUR	100	108
	Allergan Funding SCS	0.500%	6/1/21	EUR	4,800	5,244
	Allergan Funding SCS	1.500%	11/15/23	EUR	1,200	1,361
	Allergan Funding SCS	1.250%	6/1/24	EUR	10,000	11,206
	Allergan Funding SCS	2.625%	11/15/28	EUR	2,000	2,455
	Allergan Funding SCS	2.125%	6/1/29	EUR	8,400	9,934
	Altria Group Inc.	1.000%	2/15/23	EUR	2,400	2,639
	Altria Group Inc.	1.700%	6/15/25	EUR	3,100	3,466
	Altria Group Inc.	2.200%	6/15/27	EUR	12,550	14,268
	Altria Group Inc.	3.125%	6/15/31	EUR	19,100	22,412
	American Express Credit Corp.	0.625%	11/22/21	EUR	26,702	29,043
	American Honda Finance Corp.	1.300%	3/21/22	GBP	15,000	18,647
	American Honda Finance Corp.	1.950%	10/18/24	EUR	9,100	10,310
	American International Group Inc.	5.000%	4/26/23	GBP	3,400	4,665
	American International Group Inc.	1.500%	6/8/23	EUR	500	557
	American International Group Inc.	1.875%	6/21/27	EUR	5,300	5,905
	American Tower Corp.	1.375%	4/4/25	EUR	8,500	9,345
	American Tower Corp.	1.950%	5/22/26	EUR	17,900	20,110
	Amgen Inc.	1.250%	2/25/22	EUR	18,360	20,298
	Amgen Inc.	2.000%	2/25/26	EUR	2,600	3,034
	Amgen Inc.	5.500%	12/7/26	GBP	4,400	6,798
	Amgen Inc.	4.000%	9/13/29	GBP	4,500	6,600
	Aon plc	2.875%	5/14/26	EUR	3,400	4,042
	Apple Inc.	3.700%	8/28/22	AUD	7,250	5,007
	Apple Inc.	1.000%	11/10/22	EUR	4,050	4,558
	Apple Inc.	3.350%	1/10/24	AUD	750	521
	Apple Inc.	1.375%	1/17/24	EUR	10,100	11,672
	Apple Inc.	2.513%	8/19/24	CAD	13,382	10,044
	Apple Inc.	0.875%	5/24/25	EUR	12,000	13,763
	Apple Inc.	0.000%	11/15/25	EUR	6,900	7,588
	Apple Inc.	3.600%	6/10/26	AUD	1,890	1,341
	Apple Inc.	1.625%	11/10/26	EUR	4,139	5,007
	Apple Inc.	2.000%	9/17/27	EUR	7,080	8,817
	Apple Inc.	1.375%	5/24/29	EUR	3,900	4,714
	Apple Inc.	3.050%	7/31/29	GBP	9,500	14,033
	Apple Inc.	0.750%	2/25/30	CHF	5,500	5,898
	Apple Inc.	0.500%	11/15/31	EUR	6,700	7,497
	Apple Inc.	3.600%	7/31/42	GBP	7,000	12,320
	Archer-Daniels-Midland Co.	1.750%	6/23/23	EUR	10,000	11,332
	Archer-Daniels-Midland Co.	1.000%	9/12/25	EUR	15,600	17,233

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	AT&T Inc.	2.650%	12/17/21	EUR	200	225
	AT&T Inc.	2.500%	3/15/23	EUR	2,100	2,412
	AT&T Inc.	2.750%	5/19/23	EUR	9,848	11,454
	AT&T Inc.	1.050%	9/5/23	EUR	2,100	2,315
	AT&T Inc.	1.300%	9/5/23	EUR	15,314	17,049
	AT&T Inc.	1.950%	9/15/23	EUR	800	905
	AT&T Inc.	3.450%	9/19/23	AUD	900	600
	AT&T Inc.	2.400%	3/15/24	EUR	9,000	10,438
	AT&T Inc.	1.375%	12/4/24	CHF	500	537
	AT&T Inc.	4.000%	11/25/25	CAD	10,600	8,215
	AT&T Inc.	3.500%	12/17/25	EUR	4,800	5,984
	AT&T Inc.	4.100%	1/19/26	AUD	650	443
	AT&T Inc.	1.800%	9/5/26	EUR	3,800	4,359
	AT&T Inc.	2.900%	12/4/26	GBP	3,200	4,246
	AT&T Inc.	4.600%	9/19/28	AUD	6,270	4,395
	AT&T Inc.	4.375%	9/14/29	GBP	5,488	7,980
	AT&T Inc.	0.800%	3/4/30	EUR	4,000	4,204
	AT&T Inc.	3.550%	12/17/32	EUR	9,962	13,186
	AT&T Inc.	5.200%	11/18/33	GBP	10,000	16,005
	AT&T Inc.	3.375%	3/15/34	EUR	2,800	3,681
	AT&T Inc.	2.450%	3/15/35	EUR	5,100	6,044
	AT&T Inc.	3.150%	9/4/36	EUR	21,100	26,964
	AT&T Inc.	7.000%	4/30/40	GBP	4,150	8,304
	AT&T Inc.	4.250%	6/1/43	GBP	5,267	7,916
	AT&T Inc.	4.850%	5/25/47	CAD	4,000	3,063
	AT&T Inc.	5.100%	11/25/48	CAD	4,100	3,262
	Bank of America Corp.	1.375%	9/10/21	EUR	10,000	11,050
	Bank of America Corp.	6.125%	9/15/21	GBP	7,400	9,882
	Bank of America Corp.	5.500%	11/22/21	GBP	1,800	2,377
	Bank of America Corp.	1.625%	9/14/22	EUR	5,000	5,587
[1]	Bank of America Corp.	2.604%	3/15/23	CAD	4,850	3,526
	Bank of America Corp.	0.750%	7/26/23	EUR	20,000	21,893
[1]	Bank of America Corp.	3.301%	4/24/24	CAD	9,525	7,078
	Bank of America Corp.	2.375%	6/19/24	EUR	7,000	8,161
[1]	Bank of America Corp.	1.379%	2/7/25	EUR	5,600	6,252
	Bank of America Corp.	1.375%	3/26/25	EUR	3,000	3,370
[1]	Bank of America Corp.	2.932%	4/25/25	CAD	4,698	3,433
	Bank of America Corp.	2.300%	7/25/25	GBP	4,000	5,113
[1]	Bank of America Corp.	3.407%	9/20/25	CAD	2,040	1,532
[1]	Bank of America Corp.	0.808%	5/9/26	EUR	20,000	21,735
	Bank of America Corp.	4.250%	12/10/26	GBP	4,423	6,304
[1]	Bank of America Corp.	1.776%	5/4/27	EUR	22,100	25,281
[1]	Bank of America Corp.	0.580%	8/8/29	EUR	9,000	9,373
	Baxter International Inc.	1.300%	5/30/25	EUR	14,555	16,405
	Baxter International Inc.	1.300%	5/15/29	EUR	7,300	8,089
	Becton Dickinson & Co.	1.000%	12/15/22	EUR	8,413	9,166
	Becton Dickinson & Co.	1.900%	12/15/26	EUR	11,818	13,072
	Becton Dickinson Euro Finance Sarl	0.174%	6/4/21	EUR	9,000	9,733
	Becton Dickinson Euro Finance Sarl	0.632%	6/4/23	EUR	10,400	11,168
	Becton Dickinson Euro Finance Sarl	1.208%	6/4/26	EUR	8,100	8,663
	Berkshire Hathaway Finance Corp.	2.375%	6/19/39	GBP	7,000	9,709
	Berkshire Hathaway Finance Corp.	2.625%	6/19/59	GBP	3,600	5,475
	Berkshire Hathaway Inc.	0.750%	3/16/23	EUR	1,000	1,109

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Berkshire Hathaway Inc.	1.300%	3/15/24	EUR	4,400	4,990
	Berkshire Hathaway Inc.	0.170%	9/13/24	JPY	1,500,000	13,959
	Berkshire Hathaway Inc.	1.125%	3/16/27	EUR	4,802	5,474
	Berkshire Hathaway Inc.	2.150%	3/15/28	EUR	16,300	19,937
	Berkshire Hathaway Inc.	0.440%	9/13/29	JPY	5,500,000	51,136
	Berkshire Hathaway Inc.	1.625%	3/16/35	EUR	6,000	7,093
	Berkshire Hathaway Inc.	1.108%	9/13/49	JPY	800,000	7,569
	BlackRock Inc.	1.250%	5/6/25	EUR	6,550	7,454
	Blackstone Holdings Finance Co. LLC	2.000%	5/19/25	EUR	100	113
	Blackstone Holdings Finance Co. LLC	1.000%	10/5/26	EUR	889	962
	Blackstone Holdings Finance Co. LLC	1.500%	4/10/29	EUR	2,987	3,310
	Booking Holdings Inc.	0.800%	3/10/22	EUR	9,398	10,028
	Booking Holdings Inc.	2.375%	9/23/24	EUR	4,000	4,430
	Booking Holdings Inc.	1.800%	3/3/27	EUR	10,138	10,673
	BorgWarner Inc.	1.800%	11/7/22	EUR	100	111
	Boston Scientific Corp.	0.625%	12/1/27	EUR	4,950	5,121
	Bristol-Myers Squibb Co.	1.000%	5/15/25	EUR	1,625	1,838
	Bristol-Myers Squibb Co.	1.750%	5/15/35	EUR	4,000	4,721
	Brookfield Property Finance ULC	4.346%	7/3/23	CAD	2,000	1,452
	Brookfield Property Finance ULC	4.300%	3/1/24	CAD	3,222	2,331
	Brookfield Property Finance ULC	3.930%	1/15/27	CAD	2,000	1,404
	Brown-Forman Corp.	1.200%	7/7/26	EUR	2,560	2,761
	Brown-Forman Corp.	2.600%	7/7/28	GBP	9,320	12,336
	Bunge Finance Europe BV	1.850%	6/16/23	EUR	15,570	17,057
	Carnival plc	1.000%	10/28/29	EUR	3,000	1,567
	Caterpillar Financial Services Ltd.	2.090%	9/12/22	CAD	3,800	2,749
	Celanese US Holdings LLC	2.125%	3/1/27	EUR	7,900	8,384
	Chubb INA Holdings Inc.	0.300%	12/15/24	EUR	1,900	2,026
	Chubb INA Holdings Inc.	1.550%	3/15/28	EUR	3,962	4,411
	Chubb INA Holdings Inc.	0.875%	12/15/29	EUR	6,400	6,734
	Chubb INA Holdings Inc.	1.400%	6/15/31	EUR	4,800	5,193
	Chubb INA Holdings Inc.	2.500%	3/15/38	EUR	12,574	14,985
	Citigroup Inc.	1.375%	10/27/21	EUR	10,000	11,070
	Citigroup Inc.	3.390%	11/18/21	CAD	4,970	3,661
	Citigroup Inc.	0.750%	10/26/23	EUR	500	547
	Citigroup Inc.	2.750%	1/24/24	GBP	11,500	14,853
	Citigroup Inc.	2.375%	5/22/24	EUR	2,000	2,319
	Citigroup Inc.	1.750%	1/28/25	EUR	5,300	6,030
	Citigroup Inc.	4.090%	6/9/25	CAD	3,100	2,346
	Citigroup Inc.	2.400%	10/31/25	JPY	5,780,000	58,391
[1]	Citigroup Inc.	1.500%	7/24/26	EUR	9,000	9,987
	Citigroup Inc.	2.125%	9/10/26	EUR	5,400	6,315
	Citigroup Inc.	1.750%	10/23/26	GBP	9,100	11,202
	Citigroup Inc.	2.800%	6/25/27	JPY	130,000	1,276
[1]	Citigroup Inc.	0.500%	10/8/27	EUR	13,000	13,525
	Citigroup Inc.	1.625%	3/21/28	EUR	3,000	3,458
	Citigroup Inc.	1.500%	10/26/28	EUR	1,000	1,129
	Citigroup Inc.	1.250%	4/10/29	EUR	3,000	3,310
	Citigroup Inc.	4.500%	3/3/31	GBP	1,000	1,389
	Citigroup Inc.	6.800%	6/25/38	GBP	400	811
	Citigroup Inc.	7.375%	9/1/39	GBP	600	1,281
	Coca-Cola Co.	1.125%	9/22/22	EUR	1,000	1,123
	Coca-Cola Co.	0.750%	3/9/23	EUR	5,500	6,143

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Coca-Cola Co.	0.500%	3/8/24	EUR	5,800	6,455
Coca-Cola Co.	3.250%	6/11/24	AUD	1,670	1,162
Coca-Cola Co.	0.750%	9/22/26	EUR	10,000	11,347
Coca-Cola Co.	1.875%	9/22/26	EUR	2,959	3,591
Coca-Cola Co.	1.125%	3/9/27	EUR	13,100	15,155
Coca-Cola Co.	1.250%	3/8/31	EUR	15,100	17,745
Coca-Cola Co.	1.625%	3/9/35	EUR	5,650	6,866
Colgate-Palmolive Co.	0.000%	11/12/21	EUR	600	655
Colgate-Palmolive Co.	0.500%	3/6/26	EUR	1,900	2,099
Colgate-Palmolive Co.	1.375%	3/6/34	EUR	2,600	3,071
Colgate-Palmolive Co.	0.875%	11/12/39	EUR	600	644
Comcast Corp.	0.250%	5/20/27	EUR	10,600	11,293
Comcast Corp.	1.500%	2/20/29	GBP	6,800	8,564
Comcast Corp.	5.500%	11/23/29	GBP	4,000	6,798
Comcast Corp.	0.750%	2/20/32	EUR	8,400	9,057
Comcast Corp.	1.875%	2/20/36	GBP	7,400	9,437
Comcast Corp.	1.250%	2/20/40	EUR	9,950	10,917
Corning Inc.	0.992%	8/10/27	JPY	1,700,000	15,561
CyrusOne LP / CyrusOne Finance Corp.	1.450%	1/22/27	EUR	7,900	7,786
Danaher Corp.	2.500%	3/30/30	EUR	1,500	1,871
DH Europe Finance II Sarl	0.200%	3/18/26	EUR	15,300	16,331
DH Europe Finance II Sarl	0.450%	3/18/28	EUR	3,300	3,502
DH Europe Finance II Sarl	0.750%	9/18/31	EUR	7,500	7,996
DH Europe Finance II Sarl	1.350%	9/18/39	EUR	10,800	11,673
DH Europe Finance II Sarl	1.800%	9/18/49	EUR	2,000	2,262
DH Europe Finance SA	1.700%	1/4/22	EUR	26,000	28,999
Digital Euro Finco LLC	2.625%	4/15/24	EUR	5,100	5,852
Digital Euro Finco LLC	1.125%	4/9/28	EUR	16,000	16,710
Digital Stout Holding LLC	4.750%	10/13/23	GBP	1,000	1,361
Digital Stout Holding LLC	4.250%	1/17/25	GBP	2,200	3,015
Digital Stout Holding LLC	3.300%	7/19/29	GBP	2,500	3,203
Digital Stout Holding LLC	3.750%	10/17/30	GBP	4,000	5,287
Discovery Communications LLC	2.375%	3/7/22	EUR	1,000	1,109
Discovery Communications LLC	2.500%	9/20/24	GBP	7,500	9,407
Discovery Communications LLC	1.900%	3/19/27	EUR	13,742	15,189
Dover Corp.	1.250%	11/9/26	EUR	19,700	21,590
Dow Chemical Co.	0.500%	3/15/27	EUR	17,900	18,426
Dow Chemical Co.	1.875%	3/15/40	EUR	3,700	3,629
DXC Technology Co.	2.750%	1/15/25	GBP	10,000	12,182
DXC Technology Co.	1.750%	1/15/26	EUR	3,700	3,810
Eastman Chemical Co.	1.500%	5/26/23	EUR	10,000	11,117
Eastman Chemical Co.	1.875%	11/23/26	EUR	10,700	11,954
Ecolab Inc.	1.000%	1/15/24	EUR	7,620	8,410
Eli Lilly & Co.	1.000%	6/2/22	EUR	13,800	15,330
Eli Lilly & Co.	2.125%	6/3/30	EUR	8,100	10,077
Eli Lilly & Co.	1.700%	11/1/49	EUR	6,200	7,113
Emerson Electric Co.	0.375%	5/22/24	EUR	2,050	2,226
Emerson Electric Co.	1.250%	10/15/25	EUR	2,000	2,232
Emerson Electric Co.	2.000%	10/15/29	EUR	2,000	2,376
Equinix Inc.	2.875%	2/1/26	EUR	12,350	13,638
Euronet Worldwide Inc.	1.375%	5/22/26	EUR	6,300	6,500
Expedia Group Inc.	2.500%	6/3/22	EUR	1,450	1,526
FedEx Corp.	1.000%	1/11/23	EUR	700	759

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	FedEx Corp.	1.625%	1/11/27	EUR	7,000	7,533
	FedEx Corp.	1.300%	8/5/31	EUR	2,300	2,277
	Fidelity National Information Services Inc.	0.125%	5/21/21	EUR	1,040	1,131
	Fidelity National Information Services Inc.	0.125%	12/3/22	EUR	1,500	1,622
	Fidelity National Information Services Inc.	0.750%	5/21/23	EUR	5,215	5,726
	Fidelity National Information Services Inc.	2.602%	5/21/25	GBP	2,867	3,720
	Fidelity National Information Services Inc.	1.500%	5/21/27	EUR	12,025	13,577
	Fidelity National Information Services Inc.	1.000%	12/3/28	EUR	10,200	11,045
	Fidelity National Information Services Inc.	2.250%	12/3/29	GBP	2,100	2,676
	Fidelity National Information Services Inc.	2.000%	5/21/30	EUR	3,320	3,864
	Fidelity National Information Services Inc.	3.360%	5/21/31	GBP	2,261	3,163
	Fidelity National Information Services Inc.	2.950%	5/21/39	EUR	5,420	6,817
	Fiserv Inc.	0.375%	7/1/23	EUR	1,000	1,081
	Fiserv Inc.	2.250%	7/1/25	GBP	2,100	2,683
	Fiserv Inc.	1.125%	7/1/27	EUR	900	984
	Fiserv Inc.	1.625%	7/1/30	EUR	1,900	2,098
	Flowserve Corp.	1.250%	3/17/22	EUR	3,700	3,944
	Fluor Corp.	1.750%	3/21/23	EUR	7,450	5,524
	GE Capital Australia Funding Pty Ltd.	5.500%	8/8/22	AUD	500	345
	GE Capital Canada Funding Co.	4.600%	1/26/22	CAD	5,411	4,011
	GE Capital Canada Funding Co.	5.730%	10/22/37	CAD	1,500	1,116
	GE Capital European Funding Unlimited Co.	4.350%	11/3/21	EUR	100	114
	GE Capital European Funding Unlimited Co.	2.625%	3/15/23	EUR	17,050	19,325
	GE Capital European Funding Unlimited Co.	4.625%	2/22/27	EUR	2,900	3,666
	GE Capital European Funding Unlimited Co.	6.025%	3/1/38	EUR	5,500	7,999
	GE Capital UK Funding Unlimited Co.	4.125%	9/13/23	GBP	6,761	8,879
	GE Capital UK Funding Unlimited Co.	5.875%	1/18/33	GBP	4,538	7,061
	GE Capital UK Funding Unlimited Co.	6.250%	5/5/38	GBP	2,934	4,907
	GE Capital UK Funding Unlimited Co.	8.000%	1/14/39	GBP	1,000	1,926
	General Electric Co.	5.500%	6/7/21	GBP	3,100	4,030
	General Electric Co.	0.875%	5/17/25	EUR	13,050	13,593
	General Electric Co.	1.500%	5/17/29	EUR	6,100	6,306
	General Electric Co.	4.125%	9/19/35	EUR	5,300	6,692
	General Electric Co.	2.125%	5/17/37	EUR	5,400	5,395
	General Electric Co.	4.875%	9/18/37	GBP	7,236	9,396
	General Mills Inc.	1.000%	4/27/23	EUR	14,000	15,452
	General Mills Inc.	0.450%	1/15/26	EUR	3,300	3,509
	General Mills Inc.	1.500%	4/27/27	EUR	2,000	2,228
	General Motors Financial Co. Inc.	3.850%	2/21/23	AUD	3,450	2,160
	General Motors Financial Co. Inc.	2.200%	4/1/24	EUR	5,946	5,899
	General Motors Financial Co. Inc.	2.250%	9/6/24	GBP	900	1,031
	General Motors Financial of Canada Ltd.	2.600%	6/1/22	CAD	4,990	3,359
	Goldman Sachs Group Inc.	1.000%	5/24/21	JPY	445,000	4,145
	Goldman Sachs Group Inc.	4.700%	9/8/21	AUD	1,300	877
	Goldman Sachs Group Inc.	0.550%	9/9/21	CHF	6,150	6,366
	Goldman Sachs Group Inc.	4.750%	10/12/21	EUR	1,100	1,256
	Goldman Sachs Group Inc.	5.500%	10/12/21	GBP	1,500	1,969
	Goldman Sachs Group Inc.	1.375%	7/26/22	EUR	10,900	12,088
	Goldman Sachs Group Inc.	3.250%	2/1/23	EUR	13,800	16,036
[1]	Goldman Sachs Group Inc.	2.433%	4/26/23	CAD	10,200	7,368
	Goldman Sachs Group Inc.	2.000%	7/27/23	EUR	12,266	13,846
	Goldman Sachs Group Inc.	1.375%	5/15/24	EUR	23,800	26,280
	Goldman Sachs Group Inc.	2.125%	9/30/24	EUR	9,139	10,419

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Goldman Sachs Group Inc.	1.250%	5/1/25	EUR	12,940	14,209
	Goldman Sachs Group Inc.	7.125%	8/7/25	GBP	3,734	5,831
[1]	Goldman Sachs Group Inc.	3.307%	10/31/25	CAD	790	587
	Goldman Sachs Group Inc.	4.250%	1/29/26	GBP	18,000	25,041
	Goldman Sachs Group Inc.	2.875%	6/3/26	EUR	5,000	5,982
	Goldman Sachs Group Inc.	1.625%	7/27/26	EUR	2,713	3,040
	Goldman Sachs Group Inc.	2.000%	3/22/28	EUR	7,100	8,153
	Goldman Sachs Group Inc.	7.250%	4/10/28	GBP	700	1,185
	Goldman Sachs Group Inc.	2.000%	11/1/28	EUR	10,200	11,723
	Goldman Sachs Group Inc.	3.125%	7/25/29	GBP	7,000	9,378
	Harman Finance International SCA	2.000%	5/27/22	EUR	8,500	9,434
	HCN Canadian Holdings-1 LP	2.950%	1/15/27	CAD	1,800	1,244
	Honeywell International Inc.	1.300%	2/22/23	EUR	8,300	9,294
	Honeywell International Inc.	2.250%	2/22/28	EUR	5,690	6,932
	Illinois Tool Works Inc.	1.750%	5/20/22	EUR	7,900	8,861
	Illinois Tool Works Inc.	1.250%	5/22/23	EUR	3,100	3,489
	Illinois Tool Works Inc.	0.250%	12/5/24	EUR	4,400	4,758
	Illinois Tool Works Inc.	0.625%	12/5/27	EUR	5,500	5,929
	Illinois Tool Works Inc.	2.125%	5/22/30	EUR	11,700	14,054
	Illinois Tool Works Inc.	1.000%	6/5/31	EUR	6,200	6,740
	Intel Corp.	4.000%	12/1/22	AUD	7,070	4,903
	International Business Machines Corp.	0.500%	9/7/21	EUR	4,000	4,389
	International Business Machines Corp.	2.625%	8/5/22	GBP	500	652
	International Business Machines Corp.	0.375%	1/31/23	EUR	9,700	10,636
	International Business Machines Corp.	0.875%	1/31/25	EUR	3,000	3,360
	International Business Machines Corp.	0.950%	5/23/25	EUR	18,400	20,705
	International Business Machines Corp.	2.875%	11/7/25	EUR	4,100	5,074
	International Business Machines Corp.	1.250%	1/29/27	EUR	8,600	9,846
	International Business Machines Corp.	0.300%	2/11/28	EUR	7,500	8,018
	International Business Machines Corp.	1.750%	1/31/31	EUR	9,400	11,300
	International Business Machines Corp.	1.200%	2/11/40	EUR	5,400	5,900
	International Flavors & Fragrances Inc.	0.500%	9/25/21	EUR	1,800	1,957
	International Flavors & Fragrances Inc.	1.750%	3/14/24	EUR	7,130	7,828
	International Flavors & Fragrances Inc.	1.800%	9/25/26	EUR	6,000	6,252
	John Deere Canada Funding Inc.	2.630%	9/21/22	CAD	9,800	7,183
	John Deere Cash Management SA	0.500%	9/15/23	EUR	2,200	2,407
	John Deere Cash Management SA	1.650%	6/13/39	EUR	5,000	5,714
	John Deere Financial Inc.	2.580%	10/16/26	CAD	1,900	1,411
	Johnson & Johnson	0.250%	1/20/22	EUR	2,700	2,981
	Johnson & Johnson	0.650%	5/20/24	EUR	10,200	11,519
	Johnson & Johnson	1.150%	11/20/28	EUR	1,200	1,420
	Johnson & Johnson	1.650%	5/20/35	EUR	150	189
	Johnson Controls International plc	0.000%	12/4/20	EUR	3,300	3,604
	Johnson Controls International plc	1.000%	9/15/23	EUR	3,001	3,272
	Johnson Controls International plc	1.375%	2/25/25	EUR	15,965	17,303
	JPMorgan Chase & Co.	1.375%	9/16/21	EUR	5,350	5,928
	JPMorgan Chase & Co.	2.750%	2/1/23	EUR	3,000	3,476
	JPMorgan Chase & Co.	0.500%	12/4/23	CHF	42,600	44,223
	JPMorgan Chase & Co.	0.625%	1/25/24	EUR	9,400	10,282
	JPMorgan Chase & Co.	1.500%	1/27/25	EUR	8,000	9,063
	JPMorgan Chase & Co.	3.000%	2/19/26	EUR	5,600	6,884
	JPMorgan Chase & Co.	3.500%	12/18/26	GBP	5,000	6,902
[1]	JPMorgan Chase & Co.	1.090%	3/11/27	EUR	61,300	67,312

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
[1]	JPMorgan Chase & Co.	0.389%	2/24/28	EUR	19,104	20,056
[1]	JPMorgan Chase & Co.	1.638%	5/18/28	EUR	4,163	4,716
[1]	JPMorgan Chase & Co.	1.001%	7/25/31	EUR	3,000	3,212
	Kellogg Co.	1.250%	3/10/25	EUR	5,100	5,658
	Kinder Morgan Inc.	1.500%	3/16/22	EUR	7,400	8,056
	Kinder Morgan Inc.	2.250%	3/16/27	EUR	7,267	7,905
[2]	KKR Group Finance Co. V LLC	1.625%	5/22/29	EUR	3,000	3,226
	KKR Group Finance Co. V LLC	1.625%	5/22/29	EUR	10,000	10,753
	Liberty Mutual Group Inc.	2.750%	5/4/26	EUR	14,000	15,980
	LYB International Finance II BV	1.875%	3/2/22	EUR	15,500	17,107
	LYB International Finance II BV	0.875%	9/17/26	EUR	9,000	9,137
	ManpowerGroup Inc.	1.875%	9/11/22	EUR	100	113
	ManpowerGroup Inc.	1.750%	6/22/26	EUR	350	392
	Mastercard Inc.	1.100%	12/1/22	EUR	12,850	14,333
	Mastercard Inc.	2.100%	12/1/27	EUR	8,140	9,996
	McDonald’s Corp.	1.125%	5/26/22	EUR	200	221
	McDonald’s Corp.	2.000%	6/1/23	EUR	1,500	1,721
	McDonald’s Corp.	1.000%	11/15/23	EUR	17,000	18,931
	McDonald’s Corp.	0.625%	1/29/24	EUR	12,600	13,814
	McDonald’s Corp.	3.000%	3/8/24	AUD	21,700	14,415
	McDonald’s Corp.	2.375%	11/27/24	EUR	100	118
	McDonald’s Corp.	3.125%	3/4/25	CAD	10,000	7,552
	McDonald’s Corp.	0.900%	6/15/26	EUR	100	109
	McDonald’s Corp.	1.875%	5/26/27	EUR	100	116
	McDonald’s Corp.	1.750%	5/3/28	EUR	16,300	18,857
	McDonald’s Corp.	2.625%	6/11/29	EUR	100	121
	McDonald’s Corp.	1.500%	11/28/29	EUR	1,700	1,914
	McDonald’s Corp.	4.125%	6/11/54	GBP	1,400	2,477
	McKesson Corp.	0.625%	8/17/21	EUR	4,250	4,623
	McKesson Corp.	1.500%	11/17/25	EUR	12,600	13,975
	McKesson Corp.	1.625%	10/30/26	EUR	10,200	11,246
	McKesson Corp.	3.125%	2/17/29	GBP	909	1,143
	Medtronic Global Holdings SCA	0.375%	3/7/23	EUR	3,700	4,068
	Medtronic Global Holdings SCA	0.250%	7/2/25	EUR	2,900	3,170
	Medtronic Global Holdings SCA	1.125%	3/7/27	EUR	3,100	3,556
	Medtronic Global Holdings SCA	1.625%	3/7/31	EUR	8,100	9,738
	Medtronic Global Holdings SCA	1.000%	7/2/31	EUR	2,800	3,172
	Medtronic Global Holdings SCA	2.250%	3/7/39	EUR	3,100	3,969
	Medtronic Global Holdings SCA	1.500%	7/2/39	EUR	10,000	11,439
	Medtronic Global Holdings SCA	1.750%	7/2/49	EUR	15,300	17,335
	Merck & Co. Inc.	1.125%	10/15/21	EUR	7,600	8,408
	Merck & Co. Inc.	0.500%	11/2/24	EUR	9,920	11,007
	Merck & Co. Inc.	1.875%	10/15/26	EUR	3,300	3,961
	Merck & Co. Inc.	2.500%	10/15/34	EUR	5,260	7,088
	Merck & Co. Inc.	1.375%	11/2/36	EUR	2,400	2,853
	MetLife Inc.	5.375%	12/9/24	GBP	4,350	6,295
	MetLife Inc.	0.769%	5/23/29	JPY	1,400,000	13,197
	Metropolitan Life Global Funding I	1.125%	12/15/21	GBP	233	291
	Metropolitan Life Global Funding I	0.875%	1/20/22	EUR	10,000	11,024
	Metropolitan Life Global Funding I	1.625%	6/9/22	GBP	3,000	3,786
	Metropolitan Life Global Funding I	1.000%	9/19/22	CHF	3,000	3,155
	Metropolitan Life Global Funding I	2.625%	12/5/22	GBP	2,150	2,779
	Metropolitan Life Global Funding I	2.375%	1/11/23	EUR	600	687

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Metropolitan Life Global Funding I	0.375%	4/9/24	EUR	5,000	5,357
	Metropolitan Life Global Funding I	4.000%	7/13/27	AUD	2,700	1,834
	Microsoft Corp.	2.125%	12/6/21	EUR	2,100	2,368
	Microsoft Corp.	3.125%	12/6/28	EUR	11,200	15,181
	Microsoft Corp.	2.625%	5/2/33	EUR	4,000	5,528
	Mohawk Industries Inc.	2.000%	1/14/22	EUR	8,100	8,683
	Molson Coors Brewing Co.	1.250%	7/15/24	EUR	13,800	14,705
	Molson Coors International LP	2.840%	7/15/23	CAD	5,000	3,548
	Molson Coors International LP	3.440%	7/15/26	CAD	2,850	2,027
	Mondelez International Inc.	1.000%	3/7/22	EUR	2,150	2,372
	Mondelez International Inc.	1.625%	1/20/23	EUR	5,800	6,526
	Mondelez International Inc.	3.250%	3/7/25	CAD	3,216	2,419
	Mondelez International Inc.	1.625%	3/8/27	EUR	11,865	13,427
	Mondelez International Inc.	2.375%	3/6/35	EUR	1,162	1,360
	Moody’s Corp.	1.750%	3/9/27	EUR	3,010	3,473
	Moody’s Corp.	0.950%	2/25/30	EUR	6,000	6,378
	Morgan Stanley	3.125%	8/5/21	CAD	9,500	6,947
	Morgan Stanley	1.000%	12/2/22	EUR	29,290	32,232
	Morgan Stanley	1.875%	3/30/23	EUR	3,000	3,390
	Morgan Stanley	3.000%	2/7/24	CAD	9,990	7,400
	Morgan Stanley	1.750%	3/11/24	EUR	11,150	12,662
[1]	Morgan Stanley	0.637%	7/26/24	EUR	20,200	21,899
	Morgan Stanley	1.750%	1/30/25	EUR	12,300	13,991
[1]	Morgan Stanley	1.342%	10/23/26	EUR	13,500	14,999
	Morgan Stanley	1.375%	10/27/26	EUR	5,000	5,596
	Morgan Stanley	2.625%	3/9/27	GBP	8,738	11,322
	Morgan Stanley	1.875%	4/27/27	EUR	5,954	6,890
	Mylan NV	3.125%	11/22/28	EUR	1,180	1,402
	Nasdaq Inc.	1.750%	3/28/29	EUR	9,500	10,675
	Nasdaq Inc.	0.875%	2/13/30	EUR	2,200	2,288
	National Grid North America Inc.	0.750%	2/11/22	EUR	10,800	11,853
	National Grid North America Inc.	0.750%	8/8/23	EUR	500	550
	National Grid North America Inc.	1.000%	7/12/24	EUR	500	555
	New York Life Global Funding	0.375%	2/2/22	CHF	3,000	3,127
	New York Life Global Funding	0.250%	1/23/27	EUR	6,000	6,470
	NextEra Energy Capital Holdings Inc.	2.200%	12/2/26	AUD	4,500	3,027
	Omnicom Finance Holdings plc	0.800%	7/8/27	EUR	3,800	3,965
	Omnicom Finance Holdings plc	1.400%	7/8/31	EUR	4,500	4,647
	Oracle Corp.	3.125%	7/10/25	EUR	1,000	1,252
	Parker-Hannifin Corp.	1.125%	3/1/25	EUR	4,500	4,941
	Parker-Hannifin Corp.	1.125%	3/1/25	EUR	10,000	10,980
	PartnerRe Ireland Finance DAC	1.250%	9/15/26	EUR	6,859	7,487
	PepsiCo Inc.	2.500%	11/1/22	GBP	500	653
[6]	PepsiCo Inc.	0.250%	5/6/24	EUR	6,300	6,934
	PepsiCo Inc.	2.150%	5/6/24	CAD	3,200	2,364
	PepsiCo Inc.	0.750%	3/18/27	EUR	2,000	2,246
[6]	PepsiCo Inc.	0.500%	5/6/28	EUR	11,800	12,978
	PepsiCo Inc.	0.875%	7/18/28	EUR	3,600	4,063
	PepsiCo Inc.	1.125%	3/18/31	EUR	1,900	2,158
	PepsiCo Inc.	0.875%	10/16/39	EUR	9,900	10,537
	PerkinElmer Inc.	1.875%	7/19/26	EUR	4,600	5,085
	Pfizer Inc.	0.250%	3/6/22	EUR	12,700	13,962
	Pfizer Inc.	1.000%	3/6/27	EUR	3,400	3,861

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Pfizer Inc.	2.735%	6/15/43	GBP	1,841	2,741
Philip Morris International Inc.	0.625%	11/8/24	EUR	1,000	1,076
Philip Morris International Inc.	2.875%	3/3/26	EUR	1,500	1,788
Philip Morris International Inc.	2.875%	5/14/29	EUR	2,500	3,018
Philip Morris International Inc.	0.800%	8/1/31	EUR	9,300	9,333
Philip Morris International Inc.	3.125%	6/3/33	EUR	1,000	1,223
Philip Morris International Inc.	2.000%	5/9/36	EUR	8,000	8,651
Philip Morris International Inc.	1.875%	11/6/37	EUR	5,400	5,677
Philip Morris International Inc.	1.450%	8/1/39	EUR	6,200	6,067
PPG Industries Inc.	0.875%	3/13/22	EUR	2,500	2,744
PPG Industries Inc.	0.875%	11/3/25	EUR	2,600	2,855
PPG Industries Inc.	1.400%	3/13/27	EUR	300	331
Praxair Inc.	1.200%	2/12/24	EUR	8,000	9,090
Praxair Inc.	1.625%	12/1/25	EUR	20,550	23,926
Procter & Gamble Co.	2.000%	11/5/21	EUR	4,000	4,496
Procter & Gamble Co.	2.000%	8/16/22	EUR	1,730	1,977
Procter & Gamble Co.	1.125%	11/2/23	EUR	11,620	13,210
Procter & Gamble Co.	0.500%	10/25/24	EUR	3,000	3,352
Procter & Gamble Co.	0.625%	10/30/24	EUR	4,100	4,605
Procter & Gamble Co.	1.375%	5/3/25	GBP	9,800	12,623
Procter & Gamble Co.	1.200%	10/30/28	EUR	4,700	5,561
Procter & Gamble Co.	1.800%	5/3/29	GBP	12,625	16,848
Procter & Gamble Co.	1.250%	10/25/29	EUR	7,000	8,204
Procter & Gamble Co.	1.875%	10/30/38	EUR	2,400	3,108
Prologis Euro Finance LLC	0.250%	9/10/27	EUR	17,000	17,672
Prologis Euro Finance LLC	0.375%	2/6/28	EUR	7,000	7,244
Prologis Euro Finance LLC	1.875%	1/5/29	EUR	1,060	1,218
Prologis Euro Finance LLC	0.625%	9/10/31	EUR	6,050	6,119
Prologis Euro Finance LLC	1.000%	2/6/35	EUR	3,300	3,422
Prologis Euro Finance LLC	1.500%	9/10/49	EUR	2,600	2,652
Prologis International Funding II SA	1.750%	3/15/28	EUR	500	556
Prologis LP	3.375%	2/20/24	EUR	1,500	1,792
Prologis LP	3.000%	6/2/26	EUR	1,600	1,967
Prologis LP	2.250%	6/30/29	GBP	4,318	5,459
Public Storage	0.875%	1/24/32	EUR	6,700	6,966
Schlumberger Finance BV	0.250%	10/15/27	EUR	5,000	5,045
Schlumberger Finance BV	0.250%	10/15/27	EUR	5,000	5,045
Schlumberger Finance BV	0.500%	10/15/31	EUR	10,000	9,693
Schlumberger Finance France SAS	1.000%	2/18/26	EUR	3,400	3,703
Southern Power Co.	1.000%	6/20/22	EUR	26,400	29,129
Southern Power Co.	1.850%	6/20/26	EUR	700	796
Stryker Corp.	1.125%	11/30/23	EUR	2,300	2,573
Stryker Corp.	0.250%	12/3/24	EUR	3,800	4,096
Stryker Corp.	2.125%	11/30/27	EUR	1,900	2,258
Stryker Corp.	2.625%	11/30/30	EUR	2,100	2,614
Stryker Corp.	1.000%	12/3/31	EUR	11,000	11,733
Sysco Canada Inc.	3.650%	4/25/25	CAD	2,560	1,793
Thermo Fisher Scientific Inc.	2.150%	7/21/22	EUR	800	904
Thermo Fisher Scientific Inc.	0.750%	9/12/24	EUR	4,680	5,160
Thermo Fisher Scientific Inc.	0.125%	3/1/25	EUR	6,400	6,833
Thermo Fisher Scientific Inc.	2.000%	4/15/25	EUR	6,000	6,965
Thermo Fisher Scientific Inc.	1.400%	1/23/26	EUR	16,452	18,603
Thermo Fisher Scientific Inc.	1.750%	4/15/27	EUR	3,000	3,495

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Thermo Fisher Scientific Inc.	0.500%	3/1/28	EUR	3,100	3,303
Thermo Fisher Scientific Inc.	1.375%	9/12/28	EUR	1,000	1,139
Thermo Fisher Scientific Inc.	2.875%	7/24/37	EUR	6,622	8,695
Thermo Fisher Scientific Inc.	1.500%	10/1/39	EUR	9,000	9,771
Thermo Fisher Scientific Inc.	1.875%	10/1/49	EUR	10,900	12,026
Time Warner Cable Inc.	5.750%	6/2/31	GBP	200	306
Time Warner Cable LLC	5.250%	7/15/42	GBP	5,900	8,974
Toyota Motor Credit Corp.	2.750%	7/26/21	AUD	1,450	954
Toyota Motor Credit Corp.	0.750%	7/21/22	EUR	1,600	1,754
Toyota Motor Credit Corp.	1.000%	9/27/22	GBP	6,900	8,531
Toyota Motor Credit Corp.	0.625%	11/21/24	EUR	200	217
Trillium Windpower LP	5.803%	2/15/33	CAD	1,201	1,054
Trinity Acquisition plc	2.125%	5/26/22	EUR	6,026	6,634
Tyco Electronics Group SA	1.100%	3/1/23	EUR	3,727	4,157
United Parcel Service Inc.	0.375%	11/15/23	EUR	7,400	8,050
United Parcel Service Inc.	2.125%	5/21/24	CAD	7,000	5,104
United Parcel Service Inc.	1.625%	11/15/25	EUR	11,900	13,602
United Parcel Service Inc.	1.500%	11/15/32	EUR	3,300	3,717
United Parcel Service Inc.	5.125%	2/12/50	GBP	1,350	2,659
US Bancorp	0.850%	6/7/24	EUR	14,843	16,208
Ventas Canada Finance Ltd.	2.550%	3/15/23	CAD	2,400	1,679
Ventas Canada Finance Ltd.	4.125%	9/30/24	CAD	1,200	875
Verizon Communications Inc.	2.375%	2/17/22	EUR	2,000	2,277
Verizon Communications Inc.	0.500%	6/2/22	EUR	400	441
Verizon Communications Inc.	3.500%	2/17/23	AUD	6,380	4,288
Verizon Communications Inc.	4.073%	6/18/24	GBP	2,000	2,783
Verizon Communications Inc.	4.050%	2/17/25	AUD	1,550	1,078
Verizon Communications Inc.	0.875%	4/2/25	EUR	4,900	5,538
Verizon Communications Inc.	3.250%	2/17/26	EUR	2,600	3,308
Verizon Communications Inc.	1.375%	10/27/26	EUR	7,000	8,141
Verizon Communications Inc.	0.875%	4/8/27	EUR	27,900	31,475
Verizon Communications Inc.	4.500%	8/17/27	AUD	6,300	4,495
Verizon Communications Inc.	1.375%	11/2/28	EUR	9,800	11,484
Verizon Communications Inc.	1.875%	10/26/29	EUR	5,800	7,077
Verizon Communications Inc.	1.250%	4/8/30	EUR	10,000	11,482
Verizon Communications Inc.	1.875%	9/19/30	GBP	1,600	2,023
Verizon Communications Inc.	2.500%	4/8/31	GBP	811	1,084
Verizon Communications Inc.	3.125%	11/2/35	GBP	6,700	9,674
Verizon Communications Inc.	3.375%	10/27/36	GBP	14,350	21,460
Verizon Communications Inc.	2.875%	1/15/38	EUR	20,700	27,980
Verizon Communications Inc.	1.500%	9/19/39	EUR	8,500	9,259
VF Corp.	0.625%	9/20/23	EUR	5,400	5,917
VF Corp.	0.250%	2/25/28	EUR	1,500	1,553
Wal-Mart Stores Inc.	1.900%	4/8/22	EUR	8,500	9,549
Wal-Mart Stores Inc.	2.550%	4/8/26	EUR	1,900	2,326
Wal-Mart Stores Inc.	4.875%	9/21/29	EUR	10,750	16,025
Wal-Mart Stores Inc.	5.625%	3/27/34	GBP	13,835	26,545
Wal-Mart Stores Inc.	5.250%	9/28/35	GBP	1,000	1,918
Walgreens Boots Alliance Inc.	3.600%	11/20/25	GBP	1,325	1,672
Walt Disney Co.	2.758%	10/7/24	CAD	15,325	11,403
Walt Disney Co.	3.057%	3/30/27	CAD	2,600	1,932
Wells Fargo & Co.	3.000%	7/27/21	AUD	11,200	7,410
Wells Fargo & Co.	1.125%	10/29/21	EUR	5,000	5,517

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Wells Fargo & Co.	2.125%	4/22/22	GBP	3,500	4,436
Wells Fargo & Co.	3.250%	4/27/22	AUD	3,200	2,141
Wells Fargo & Co.	1.375%	6/30/22	GBP	1,700	2,121
Wells Fargo & Co.	2.625%	8/16/22	EUR	20,600	23,438
Wells Fargo & Co.	1.500%	9/12/22	EUR	3,300	3,668
Wells Fargo & Co.	2.250%	5/2/23	EUR	16,300	18,571
Wells Fargo & Co.	2.509%	10/27/23	CAD	11,010	8,023
Wells Fargo & Co.	0.500%	11/2/23	CHF	10,500	10,906
Wells Fargo & Co.	3.184%	2/8/24	CAD	5,000	3,713
Wells Fargo & Co.	0.500%	4/26/24	EUR	10,300	11,068
Wells Fargo & Co.	3.874%	5/21/25	CAD	350	263
Wells Fargo & Co.	1.625%	6/2/25	EUR	5,000	5,645
Wells Fargo & Co.	2.000%	7/28/25	GBP	26,400	33,034
Wells Fargo & Co.	2.000%	4/27/26	EUR	15,000	17,286
Wells Fargo & Co.	2.975%	5/19/26	CAD	10,100	7,439
Wells Fargo & Co.	1.375%	10/26/26	EUR	13,300	14,781
Wells Fargo & Co.	1.000%	2/2/27	EUR	14,828	16,104
Wells Fargo & Co.	2.493%	2/18/27	CAD	3,000	2,131
Wells Fargo & Co.	1.500%	5/24/27	EUR	14,000	15,631
Wells Fargo & Co.	3.500%	9/12/29	GBP	4,330	6,029
Wells Fargo & Co.	0.625%	8/14/30	EUR	5,000	5,041
Wells Fargo Bank NA	5.250%	8/1/23	GBP	9,350	12,919
Wells Fargo Canada Corp.	3.460%	1/24/23	CAD	16,500	12,416
Welltower Inc.	4.800%	11/20/28	GBP	7,300	10,363
Welltower Inc.	4.500%	12/1/34	GBP	4,800	6,831
Whirlpool Finance Luxembourg Sarl	1.250%	11/2/26	EUR	10,700	11,687
Whirlpool Finance Luxembourg Sarl	1.100%	11/9/27	EUR	3,600	3,835
WPC Eurobond BV	2.250%	7/19/24	EUR	6,300	6,927
WPC Eurobond BV	2.250%	4/9/26	EUR	4,100	4,448
WPC Eurobond BV	2.125%	4/15/27	EUR	21,434	22,639
WPC Eurobond BV	1.350%	4/15/28	EUR	9,000	8,870
[1] XLIT Ltd.	3.250%	6/29/47	EUR	6,739	7,792
Xylem Inc.	2.250%	3/11/23	EUR	3,800	4,288
Zimmer Biomet Holdings Inc.	1.414%	12/13/22	EUR	5,900	6,416
Zimmer Biomet Holdings Inc.	2.425%	12/13/26	EUR	13,000	14,590
					4,328,920
U.S. Government and Agency Obligations (0.0%)
Tennessee Valley Authority	5.625%	6/7/32	GBP	1,400	2,618
Total United States (Cost $4,409,146)					4,331,538

				Shares
Temporary Cash Investments (0.8%)
Money Market Fund (0.8%)
[17] Vanguard Market Liquidity Fund
(Cost $1,130,607)	0.522%		USD	11,314,971	1,131,497
Total Investments (99.6%) (Cost $138,052,066)					140,830,548

Total International Bond Index Fund

Market
Value•
($000)
Other Assets and Liabilities—Net (0.4%)	504,113
Net Assets (100%)	141,334,661

Cost rounded to $000.

•	See Note A in Notes to Financial Statements.

1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.

2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2020, the aggregate value of these securities was $17,862,775,000, representing 12.6% of net assets.

3	Guaranteed by the Republic of Austria.

4	Guaranteed by multiple countries.

5	Guaranteed by the Government of Canada.

6	Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2020.

7	Guaranteed by the Republic of Finland.

8	Securities with a value of $752,992,000 have been segregated as collateral for open forward currency contracts.

9	Guaranteed by the Republic of France.

10	Guaranteed by the Federal Republic of Germany.

11	Securities with a value of $4,511,000 have been segregated as initial margin for open futures contracts.

12	Guaranteed by the Government of Japan.

13	Guaranteed by the Republic of Poland.

14	Guaranteed by the Kingdom of Spain.

15	Scheduled principal and interest payments are guaranteed by Municipal Bond Insurance Association.

16	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.

17	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REIT—Real Estate Investment Trust.
AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
CNH—Chinese yuan (offshore).
CZK—Czech koruna.
DKK—Danish krone.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
HUF—Hungarian forint.
IDR—Indonesian rupiah.
ILS—Israeli shekel.
JPY—Japanese yen.
KRW—Korean won.
MXN—Mexican peso.
MYR—Malaysian ringgit.
NOK—Norwegian krone.
NZD—New Zealand dollar.
PLN—Polish zloty.
RUB—Russian ruble.
SEK—Swedish krona.
SGD—Singapore dollar.
THB—Thai baht.
USD—U.S. dollar.

Total International Bond Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

					($000)
					Value and
		Number of			Unrealized
		Long (Short	)	Notional	Appreciation
	Expiration	Contracts		Amount	(Depreciation )
Long Futures Contracts
AUD 3-Year Treasury Bond	June 2020	1,300		99,264	(1)
Ultra Long U.S. Treasury Bond	June 2020	156		35,066	4,019
10-Year U.S. Treasury Note	June 2020	229		31,845	1,460
5-Year U.S. Treasury Note	June 2020	217		27,230	897
30-Year U.S. Treasury Bond	June 2020	69		12,491	1,246
					7,621

Short Futures Contracts
10-Year Japanese Government Bond	June 2020	(83)		(118,171)	(53)
					7,568

Forward Currency Contracts
	Contract					Unrealized	Unrealized
	Settlement		Contract Amount (000)			Appreciation	(Depreciation )
Counterparty	Date		Receive		Deliver	($000)	($000)
Morgan Stanley Capital Services LLC	5/5/20	EUR	9,000,000	USD	9,777,800	85,866	—
Standard Chartered Bank	5/7/20	JPY	872,000,000	USD	8,154,486	—	(28,090)
Standard Chartered Bank	5/5/20	EUR	7,000,000	USD	7,667,100	4,637	—
BNP Paribas	5/5/20	EUR	6,658,000	USD	7,280,907	16,011	—
State Street Bank & Trust Co.	5/5/20	EUR	5,000,000	USD	5,436,950	42,864	—
BNP Paribas	5/4/20	GBP	3,780,017	USD	4,767,932	—	(6,894)
Toronto-Dominion Bank	5/5/20	EUR	4,313,000	USD	4,684,729	42,158	—
Citigroup Global Markets Inc.	5/5/20	EUR	4,000,000	USD	4,348,700	35,151	—
J.P. Morgan Securities LLC	5/5/20	EUR	3,314,000	USD	3,622,224	9,795	—
J.P. Morgan Securities LLC	5/4/20	GBP	2,714,000	USD	3,423,304	—	(4,944)
Deutsche Bank AG	5/5/20	EUR	3,000,000	USD	3,263,600	24,287	—
Morgan Stanley Capital Services LLC	5/4/20	GBP	2,500,000	USD	3,153,375	—	(4,554)
Toronto-Dominion Bank	5/7/20	JPY	250,000,000	USD	2,346,713	—	(16,898)
Royal Bank of Canada	5/5/20	CAD	3,054,986	USD	2,198,349	—	(3,584)
HSBC Bank USA, N.A.	5/5/20	EUR	2,000,000	USD	2,172,550	19,374	—
Royal Bank of Canada	5/5/20	EUR	2,000,000	USD	2,170,800	21,125	—
UBS AG	5/5/20	EUR	1,815,622	USD	1,975,633	14,221	—
Morgan Stanley Capital Services LLC	5/7/20	JPY	200,000,000	USD	1,875,557	—	(11,704)

Total International Bond Index Fund

Forward Currency Contracts (continued)
	Contract					Unrealized	Unrealized
	Settlement	Contract Amount (000)				Appreciation	(Depreciation )
Counterparty	Date		Receive		Deliver	($000)	($000)
Royal Bank of Canada	5/7/20	JPY	200,000,000	USD	1,875,381	—	(11,528)
State Street Bank & Trust Co.	5/7/20	JPY	200,000,000	USD	1,868,155	—	(4,302)
Toronto-Dominion Bank	5/5/20	CAD	2,494,000	USD	1,795,613	—	(3,871)
Toronto-Dominion Bank	5/5/20	CHF	1,665,329	USD	1,725,461	63	—
Morgan Stanley Capital Services LLC	5/5/20	CAD	2,000,000	USD	1,439,884	—	(3,042)
HSBC Bank USA, N.A.	5/7/20	JPY	150,000,000	USD	1,407,129	—	(9,240)
Toronto-Dominion Bank	5/4/20	AUD	1,827,538	USD	1,196,306	—	(5,370)
Bank of America, N.A.	5/5/20	EUR	1,000,000	USD	1,084,900	11,062	—
State Street Bank & Trust Co.	5/5/20	CAD	1,406,000	USD	1,011,402	—	(1,302)
Citigroup Global Markets Inc.	5/7/20	JPY	100,000,000	USD	932,749	—	(823)
UBS AG	5/7/20	JPY	100,000,000	USD	932,486	—	(560)
Standard Chartered Bank	5/5/20	IDR	13,215,679,000	USD	858,049	29,793	—
State Street Bank & Trust Co.	5/5/20	MXN	18,894,547	USD	789,678	—	(6,377)
J.P. Morgan Securities LLC	5/4/20	AUD	1,100,000	USD	720,170	—	(3,342)
Bank of America, N.A.	5/5/20	CAD	1,000,000	USD	719,683	—	(1,262)
HSBC Bank USA, N.A.	5/5/20	CAD	1,000,000	USD	719,166	—	(745)
Bank of America, N.A.	5/7/20	JPY	76,213,738	USD	714,884	—	(4,628)
State Street Bank & Trust Co.	5/4/20	AUD	878,000	USD	574,827	—	(2,668)
BNP Paribas	5/4/20	AUD	772,000	USD	505,428	—	(2,346)
Citigroup Global Markets Inc.	5/7/20	JPY	50,000,000	USD	464,511	1,452	—
BNP Paribas	5/7/20	JPY	50,000,000	USD	464,313	1,650	—
Citigroup Global Markets Inc.	5/4/20	AUD	651,000	USD	426,210	—	(1,978)
Morgan Stanley Capital Services LLC	6/17/20	EUR	340,000	USD	372,558	404	—
Barclays Bank plc	5/4/20	AUD	313,000	USD	204,921	—	(951)
BNP Paribas	6/17/20	THB	4,133,000	USD	125,459	2,284	—
BNP Paribas	6/17/20	MYR	555,000	USD	125,403	3,393	—
UBS AG	5/4/20	NZD	193,000	USD	119,071	—	(678)
BNP Paribas	5/4/20	NZD	170,879	USD	105,424	—	(601)
State Street Bank & Trust Co.	5/4/20	NZD	170,000	USD	104,882	—	(597)
J.P. Morgan Securities LLC	5/4/20	GBP	80,000	USD	99,263	1,499	—
BNP Paribas	6/17/20	KRW	100,000,000	USD	81,657	485	—
Royal Bank of Canada	5/4/20	AUD	121,000	USD	79,219	—	(368)
Morgan Stanley Capital Services LLC	5/4/20	GBP	60,000	USD	74,321	1,251	—
J.P. Morgan Securities LLC	5/5/20	CHF	70,000	USD	72,476	54	—
BNP Paribas	6/17/20	KRW	82,250,000	USD	67,670	—	(108)
J.P. Morgan Securities LLC	6/17/20	JPY	3,580,000	USD	33,417	—	(32)
J.P. Morgan Securities LLC	5/4/20	AUD	40,000	USD	24,489	1,578	—
BNP Paribas	5/5/20	HKD	171,500	USD	22,122	—	(2)

Total International Bond Index Fund

Forward Currency Contracts (continued)
	Contract					Unrealized	Unrealized
	Settlement		Contract Amount (000)			Appreciation	(Depreciation )
Counterparty	Date		Receive		Deliver	($000)	($000)
J.P. Morgan Securities LLC	6/17/20	ILS	60,000	USD	17,035	202	—
J.P. Morgan Securities LLC	6/17/20	DKK	90,000	USD	13,271	—	(41)
J.P. Morgan Securities LLC	6/17/20	RUB	860,000	USD	10,883	619	—
UBS AG	5/5/20	CHF	10,000	USD	10,365	—	(4)
UBS AG	5/4/20	AUD	12,000	USD	7,856	—	(36)
Morgan Stanley Capital Services LLC	6/2/20	USD	9,783,542	EUR	9,000,000	—	(85,660)
Standard Chartered Bank	5/5/20	USD	8,679,186	EUR	7,900,000	21,083	—
Standard Chartered Bank	6/2/20	USD	8,157,132	JPY	872,000,000	27,719	—
State Street Bank & Trust Co.	5/5/20	USD	8,092,808	EUR	7,350,000	37,482	—
Standard Chartered Bank	5/7/20	USD	7,978,952	JPY	860,000,000	—	(35,613)
Standard Chartered Bank	6/2/20	USD	7,671,196	EUR	7,000,000	—	(4,848)
BNP Paribas	6/2/20	USD	7,284,915	EUR	6,658,000	—	(16,101)
Citigroup Global Markets Inc.	5/5/20	USD	6,500,820	EUR	6,000,000	—	(74,953)
Morgan Stanley Capital Services LLC	5/4/20	USD	5,712,342	GBP	4,604,017	—	(86,548)
BNP Paribas	5/4/20	USD	5,583,964	GBP	4,500,000	—	(83,913)
State Street Bank & Trust Co.	6/2/20	USD	5,439,941	EUR	5,000,000	—	(42,949)
Citigroup Global Markets Inc.	6/17/20	USD	5,212,364	EUR	4,732,591	20,944	—
Morgan Stanley Capital Services LLC	5/5/20	USD	5,149,218	EUR	4,780,000	—	(89,485)
BNP Paribas	6/2/20	USD	4,768,420	GBP	3,780,017	6,842	—
Toronto-Dominion Bank	6/2/20	USD	4,687,410	EUR	4,313,000	—	(42,130)
Citigroup Global Markets Inc.	6/2/20	USD	4,351,232	EUR	4,000,000	—	(35,080)
BNP Paribas	5/5/20	USD	4,058,474	EUR	3,694,000	9,988	—
Morgan Stanley Capital Services LLC	6/17/20	USD	3,863,925	EUR	3,500,000	24,597	—
Deutsche Bank AG	5/5/20	USD	3,788,845	EUR	3,500,000	—	(47,023)
Morgan Stanley Capital Services LLC	6/17/20	USD	3,626,946	EUR	3,357,409	—	(55,968)
J.P. Morgan Securities LLC	6/2/20	USD	3,624,175	EUR	3,314,000	—	(9,883)
UBS AG	6/2/20	USD	3,600,971	EUR	3,305,622	—	(23,900)
J.P. Morgan Securities LLC	6/2/20	USD	3,423,689	GBP	2,714,000	4,942	—
Citigroup Global Markets Inc.	5/7/20	USD	3,389,266	JPY	368,563,738	—	(45,477)
Royal Bank of Canada	5/5/20	USD	3,362,836	CAD	4,784,986	—	(74,798)
Deutsche Bank AG	6/2/20	USD	3,265,391	EUR	3,000,000	—	(24,343)
Morgan Stanley Capital Services LLC	6/2/20	USD	3,153,715	GBP	2,500,000	4,537	—
Morgan Stanley Capital Services LLC	5/5/20	USD	2,785,718	EUR	2,530,000	12,933	—
Royal Bank of Canada	6/2/20	USD	2,450,533	CAD	3,404,986	4,222	—
Toronto-Dominion Bank	6/2/20	USD	2,431,984	JPY	258,990,000	17,493	—

Total International Bond Index Fund

Forward Currency Contracts (continued)
	Contract					Unrealized	Unrealized
	Settlement		Contract Amount (000)			Appreciation	(Depreciation )
Counterparty	Date		Receive		Deliver	($000)	($000)
Citigroup Global Markets Inc.	6/17/20	USD	2,409,385	EUR	2,220,000	—	(25,846)
Bank of America, N.A.	5/5/20	USD	2,206,480	EUR	2,000,000	14,556	—
HSBC Bank USA, N.A.	6/2/20	USD	2,173,770	EUR	2,000,000	—	(19,385)
Royal Bank of Canada	6/2/20	USD	2,172,145	EUR	2,000,000	—	(21,010)
Barclays Bank plc	5/5/20	USD	2,160,974	EUR	2,000,000	—	(30,950)
Toronto-Dominion Bank	5/5/20	USD	2,115,321	CAD	3,010,000	—	(47,125)
BNP Paribas	6/17/20	USD	2,061,334	KRW	2,565,249,550	—	(45,802)
Citigroup Global Markets Inc.	6/17/20	USD	2,011,264	JPY	219,998,769	—	(40,276)
Toronto-Dominion Bank	5/5/20	USD	1,907,764	EUR	1,726,622	15,450	—
Morgan Stanley Capital Services LLC	6/2/20	USD	1,876,190	JPY	200,000,000	11,646	—
Royal Bank of Canada	6/2/20	USD	1,876,014	JPY	200,000,000	11,470	—
State Street Bank & Trust Co.	6/2/20	USD	1,869,058	JPY	200,000,000	4,514	—
State Street Bank & Trust Co.	5/7/20	USD	1,848,416	JPY	200,000,000	—	(15,436)
Toronto-Dominion Bank	5/5/20	USD	1,807,086	CHF	1,745,329	—	(1,330)
Toronto-Dominion Bank	6/2/20	USD	1,795,720	CAD	2,494,000	3,907	—
Toronto-Dominion Bank	6/3/20	USD	1,726,893	CHF	1,665,329	—	(54)
BNP Paribas	6/17/20	USD	1,688,562	KRW	2,038,396,828	14,192	—
Citigroup Global Markets Inc.	5/5/20	USD	1,656,425	EUR	1,500,000	12,481	—
Royal Bank of Canada	5/5/20	USD	1,651,325	EUR	1,500,000	7,381	—
Morgan Stanley Capital Services LLC	6/2/20	USD	1,440,012	CAD	2,000,000	3,114	—
HSBC Bank USA, N.A.	6/17/20	USD	1,414,387	JPY	156,000,000	—	(40,349)
HSBC Bank USA, N.A.	6/2/20	USD	1,407,605	JPY	150,000,000	9,197	—
Citigroup Global Markets Inc.	5/5/20	USD	1,400,602	CAD	2,000,000	—	(36,240)
UBS AG	5/7/20	USD	1,358,080	JPY	150,000,000	—	(39,810)
Barclays Bank plc	6/17/20	USD	1,312,452	SEK	13,164,545	—	(37,601)
Toronto-Dominion Bank	6/2/20	USD	1,281,179	AUD	1,957,538	5,402	—
State Street Bank & Trust Co.	6/2/20	USD	1,191,492	CAD	1,656,000	1,739	—
Royal Bank of Canada	6/17/20	USD	1,176,639	JPY	130,642,231	—	(41,630)
BNP Paribas	6/17/20	USD	1,119,818	THB	36,662,361	—	(13,342)
BNP Paribas	6/17/20	USD	1,105,560	EUR	1,000,000	8,609	—
HSBC Bank USA, N.A.	6/17/20	USD	1,103,380	EUR	1,000,000	6,429	—
HSBC Bank USA, N.A.	5/5/20	USD	1,100,238	EUR	1,000,000	4,275	—
Toronto-Dominion Bank	5/7/20	USD	1,093,405	JPY	119,370,000	—	(19,037)
Royal Bank of Canada	5/5/20	USD	1,086,768	EUR	1,000,000	—	(9,194)
HSBC Bank USA, N.A.	5/5/20	USD	1,086,200	EUR	1,000,000	—	(9,762)
Bank of America, N.A.	6/2/20	USD	1,085,488	EUR	1,000,000	—	(11,090)
UBS AG	5/5/20	USD	1,085,025	EUR	1,000,000	—	(10,936)
BNP Paribas	6/17/20	USD	1,054,369	JPY	115,000,000	—	(18,033)
HSBC Bank USA, N.A.	5/7/20	USD	960,922	JPY	105,000,000	—	(17,601)

Total International Bond Index Fund

Forward Currency Contracts (continued)
	Contract					Unrealized	Unrealized
	Settlement		Contract Amount (000)			Appreciation	(Depreciation )
Counterparty	Date		Receive		Deliver	($000)	($000)
Citigroup Global Markets Inc.	6/2/20	USD	933,172	JPY	100,000,000	900	—
UBS AG	6/2/20	USD	932,895	JPY	100,000,000	623	—
Bank of America, N.A.	5/7/20	USD	914,163	JPY	100,000,000	—	(17,763)
State Street Bank & Trust Co.	5/4/20	USD	913,918	AUD	1,493,000	—	(59,013)
Morgan Stanley Capital Services LLC	6/17/20	USD	911,722	JPY	100,000,000	—	(20,801)
Morgan Stanley Capital Services LLC	5/7/20	USD	906,742	JPY	100,000,000	—	(25,185)
BNP Paribas	5/7/20	USD	873,029	JPY	96,000,000	—	(21,620)
Standard Chartered Bank	6/3/20	USD	863,664	IDR	13,360,679,000	—	(30,393)
BNP Paribas	5/4/20	USD	841,049	AUD	1,374,000	—	(54,334)
Standard Chartered Bank	5/5/20	USD	808,952	IDR	13,215,679,000	—	(78,890)
State Street Bank & Trust Co.	5/5/20	USD	788,926	MXN	18,894,547	5,625	—
State Street Bank & Trust Co.	6/2/20	USD	785,989	MXN	18,894,547	6,404	—
J.P. Morgan Securities LLC	6/2/20	USD	720,225	AUD	1,100,000	3,328	—
Bank of America, N.A.	6/2/20	USD	719,743	CAD	1,000,000	1,293	—
HSBC Bank USA, N.A.	6/2/20	USD	719,228	CAD	1,000,000	778	—
BNP Paribas	6/17/20	USD	716,566	MYR	3,167,700	—	(18,542)
Bank of America, N.A.	6/2/20	USD	715,125	JPY	76,213,738	4,606	—
HSBC Bank USA, N.A.	5/5/20	USD	706,864	CAD	1,000,000	—	(11,557)
BNP Paribas	6/17/20	USD	591,662	PLN	2,525,503	—	(16,892)
State Street Bank & Trust Co.	6/2/20	USD	574,872	AUD	878,000	2,658	—
J.P. Morgan Securities LLC	5/4/20	USD	572,356	AUD	935,000	—	(36,948)
UBS AG	6/17/20	USD	552,050	EUR	500,000	3,575	—
Deutsche Bank AG	6/17/20	USD	549,710	EUR	500,000	1,235	—
Bank of America, N.A.	5/5/20	USD	544,923	EUR	500,000	—	(3,059)
HSBC Bank USA, N.A.	6/17/20	USD	543,562	EUR	500,000	—	(4,913)
BNP Paribas	6/2/20	USD	505,467	AUD	772,000	2,335	—
Deutsche Bank AG	5/7/20	USD	503,801	JPY	55,000,000	—	(8,758)
Citigroup Global Markets Inc.	6/2/20	USD	464,729	JPY	50,000,000	—	(1,407)
BNP Paribas	6/2/20	USD	464,532	JPY	50,000,000	—	(1,604)
Royal Bank of Canada	5/7/20	USD	454,980	JPY	50,000,000	—	(10,983)
Citigroup Global Markets Inc.	6/2/20	USD	426,246	AUD	651,000	1,973	—
UBS AG	5/4/20	USD	386,280	AUD	631,038	—	(24,943)
BNP Paribas	6/17/20	USD	384,869	ILS	1,417,569	—	(22,377)
J.P. Morgan Securities LLC	6/2/20	USD	364,827	GBP	290,000	—	(478)
Citigroup Global Markets Inc.	5/4/20	USD	354,441	AUD	579,000	—	(22,871)
Barclays Bank plc	5/4/20	USD	316,466	AUD	517,000	—	(20,443)
J.P. Morgan Securities LLC	6/17/20	USD	300,257	CNH	2,129,350	—	(230)
Barclays Bank plc	6/17/20	USD	288,355	NOK	3,040,356	—	(8,490)
Toronto-Dominion Bank	6/17/20	USD	283,478	DKK	1,923,000	784	—

Total International Bond Index Fund

Forward Currency Contracts (continued)
	Contract					Unrealized	Unrealized
	Settlement		Contract Amount (000)			Appreciation	(Depreciation )
Counterparty	Date		Receive		Deliver	($000)	($000)
Deutsche Bank AG	6/17/20	USD	271,529	CNH	1,925,250	—	(156)
BNP Paribas	6/17/20	USD	253,757	CZK	6,510,000	—	(9,652)
BNP Paribas	6/17/20	USD	250,378	MYR	1,072,818	1,415	—
Morgan Stanley Capital Services LLC	6/17/20	USD	249,542	CNH	1,770,000	—	(235)
J.P. Morgan Securities LLC	6/17/20	USD	214,286	SGD	306,660	—	(3,226)
Toronto-Dominion Bank	6/17/20	USD	209,399	SGD	297,981	—	(1,956)
J.P. Morgan Securities LLC	5/7/20	USD	206,151	JPY	22,210,000	—	(830)
Toronto-Dominion Bank	5/7/20	USD	206,091	JPY	22,070,000	415	—
Barclays Bank plc	6/2/20	USD	204,937	AUD	313,000	947	—
UBS AG	6/17/20	USD	204,674	RUB	16,469,000	—	(15,584)
Morgan Stanley Capital Services LLC	6/17/20	USD	182,700	SGD	260,000	—	(1,717)
BNP Paribas	6/17/20	USD	166,767	HUF	54,698,251	—	(3,162)
Barclays Bank plc	6/17/20	USD	138,705	DKK	942,000	225	—
Barclays Bank plc	6/17/20	USD	138,444	DKK	942,000	—	(36)
State Street Bank & Trust Co.	6/2/20	USD	137,807	GBP	110,000	—	(756)
Royal Bank of Canada	6/17/20	USD	137,384	DKK	931,700	419	—
State Street Bank & Trust Co.	5/5/20	USD	131,178	EUR	120,000	—	(338)
UBS AG	6/3/20	USD	119,053	NZD	193,000	683	—
J.P. Morgan Securities LLC	6/17/20	USD	114,149	JPY	12,190,000	475	—
BNP Paribas	6/17/20	USD	113,699	CNH	804,820	125	—
Bank of Montreal	5/5/20	USD	113,569	CAD	160,000	—	(1,379)
Royal Bank of Canada	5/4/20	USD	113,471	AUD	185,500	—	(7,412)
BNP Paribas	6/3/20	USD	105,409	NZD	170,879	607	—
State Street Bank & Trust Co.	6/3/20	USD	104,857	NZD	170,000	593	—
BNP Paribas	6/17/20	USD	100,027	CNH	711,612	—	(393)
Deutsche Bank AG	6/17/20	USD	99,319	RUB	8,003,500	—	(7,721)
UBS AG	5/4/20	USD	97,124	NZD	163,879	—	(3,406)
Barclays Bank plc	6/17/20	USD	93,116	RUB	7,615,000	—	(8,728)
Morgan Stanley Capital Services LLC	6/17/20	USD	93,036	RUB	7,615,000	—	(8,807)
Barclays Bank plc	5/4/20	USD	82,990	NZD	140,000	—	(2,891)
Citigroup Global Markets Inc.	5/4/20	USD	82,986	NZD	140,000	—	(2,895)
Royal Bank of Canada	6/2/20	USD	79,225	AUD	121,000	366	—
State Street Bank & Trust Co.	6/17/20	USD	55,753	CNH	393,932	163	—
Bank of America, N.A.	5/4/20	USD	54,309	NZD	90,000	—	(901)
J.P. Morgan Securities LLC	6/3/20	USD	31,107	CHF	30,000	—	(2)
Bank of America, N.A.	6/3/20	USD	30,694	NZD	50,000	28	—
Toronto-Dominion Bank	5/4/20	USD	24,802	GBP	20,000	—	(389)
Bank of America, N.A.	6/17/20	USD	23,362	RUB	1,740,000	91	—

Total International Bond Index Fund

Forward Currency Contracts (continued)
	Contract					Unrealized	Unrealized
	Settlement		Contract Amount (000)			Appreciation	(Depreciation )
Counterparty	Date		Receive		Deliver	($000)	($000)
BNP Paribas	5/5/20	USD	22,126	HKD	171,500	6	—
BNP Paribas	6/2/20	USD	22,115	HKD	171,500	3	—
Deutsche Bank AG	6/17/20	USD	21,274	SGD	30,000	—	(4)
J.P. Morgan Securities LLC	6/17/20	USD	20,559	KRW	25,000,000	23	—
J.P. Morgan Securities LLC	6/2/20	USD	17,137	MXN	410,000	221	—
J.P. Morgan Securities LLC	6/17/20	USD	14,422	ILS	50,000	58	—
Goldman Sachs Bank USA	5/4/20	USD	12,389	GBP	10,000	—	(206)
State Street Bank & Trust Co.	6/17/20	USD	11,281	CNH	80,196	—	(36)
UBS AG	6/2/20	USD	7,857	AUD	12,000	36	—
J.P. Morgan Securities LLC	6/17/20	USD	7,620	NOK	80,000	—	(190)
J.P. Morgan Securities LLC	6/17/20	USD	7,219	PLN	30,000	—	(10)
J.P. Morgan Securities LLC	6/17/20	USD	7,104	SGD	10,000	11	—
BNP Paribas	6/17/20	USD	6,308	THB	204,000	2	—
						741,451	(2,179,493)

At April 30, 2020, the counterparties had deposited in segregated accounts securities with a value of $20,313,000 in connection with open forward currency contracts.

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond Index Fund

Statement of Assets and Liabilities

As of April 30, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $136,921,459)	139,699,051
Affiliated Issuers (Cost $1,130,607)	1,131,497
Total Investments in Securities	140,830,548
Investment in Vanguard	6,939
Foreign Currency, at Value (Cost $1,679,316)	1,707,250
Receivables for Investment Securities Sold	789,272
Receivables for Accrued Income	878,501
Receivables for Capital Shares Issued	2,249,111
Variation Margin Receivable—Futures Contracts	83
Unrealized Appreciation—Forward Currency Contracts	741,451
Other Assets	27,501
Total Assets	147,230,656
Liabilities
Due to Custodian	23,928
Payables for Investment Securities Purchased	3,659,625
Payables for Capital Shares Redeemed	20,367
Payables for Distributions	1,820
Payables to Vanguard	10,545
Variation Margin Payable—Futures Contracts	217
Unrealized Depreciation—Forward Currency Contracts	2,179,493
Total Liabilities	5,895,995
Net Assets	141,334,661

Total International Bond Index Fund

Statement of Assets and Liabilities (continued)

At April 30, 2020, net assets consisted of:

($000s, except shares and per-share amounts)	Amount
Paid-in Capital	132,442,998
Total Distributable Earnings (Loss)	8,891,663
Net Assets	141,334,661

Investor Shares—Net Assets
Applicable to 2,492,376,192 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	28,578,323
Net Asset Value Per Share—Investor Shares	$11.47

ETF Shares—Net Assets
Applicable to 463,253,182 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	26,538,498
Net Asset Value Per Share—ETF Shares	$57.29

Admiral Shares—Net Assets
Applicable to 2,213,844,577 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	50,754,146
Net Asset Value Per Share—Admiral Shares	$22.93

Institutional Shares—Net Assets
Applicable to 1,030,887,724 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	35,463,694
Net Asset Value Per Share—Institutional Shares	$34.40

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond Index Fund

Statement of Operations

Six Months Ended
April 30, 2020
($000)
Investment Income
Income
Interest[1,2]	784,183
Total Income	784,183
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,212
Management and Administrative—Investor Shares	16,839
Management and Administrative—ETF Shares	7,588
Management and Administrative—Admiral Shares	24,871
Management and Administrative—Institutional Shares	10,878
Marketing and Distribution—Investor Shares	1,474
Marketing and Distribution—ETF Shares	870
Marketing and Distribution—Admiral Shares	1,717
Marketing and Distribution—Institutional Shares	634
Custodian Fees	2,190
Shareholders’ Reports—Investor Shares	151
Shareholders’ Reports—ETF Shares	868
Shareholders’ Reports—Admiral Shares	299
Shareholders’ Reports—Institutional Shares	4
Trustees’ Fees and Expenses	42
Total Expenses	70,637
Net Investment Income	713,546
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	(373,405)
Futures Contracts	10,888
Forward Currency Contracts	3,170,080
Foreign Currencies	74,410
Realized Net Gain (Loss)	2,881,973
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(3,212,482)
Futures Contracts	7,547
Forward Currency Contracts	1,028,832
Foreign Currencies	(5,657)
Change in Unrealized Appreciation (Depreciation)	(2,181,760)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,413,759

1	Interest income is net of foreign withholding taxes of $11,830,000.

2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $7,004,000, $77,000, and $868,000, respectively. Purchases and sales are for temporary cash investment purposes.

3	Includes ($4,356,000) of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	713,546	1,372,024
Realized Net Gain (Loss)	2,881,973	7,025,878
Change in Unrealized Appreciation (Depreciation)	(2,181,760)	3,777,488
Net Increase (Decrease) in Net Assets Resulting from Operations	1,413,759	12,175,390
Distributions[1]
Investor Shares	(821,887)	(821,618)
ETF Shares	(681,797)	(430,228)
Admiral Shares	(1,419,111)	(1,363,556)
Institutional Shares	(991,548)	(889,172)
Total Distributions	(3,914,343)	(3,504,574)
Capital Share Transactions
Investor Shares	(949,278)	799,480
ETF Shares	3,079,815	10,659,238
Admiral Shares	(216,434)	4,958,823
Institutional Shares	1,471,780	4,222,942
Net Increase (Decrease) from Capital Share Transactions	3,385,883	20,640,483
Total Increase (Decrease)	885,299	29,311,299
Net Assets
Beginning of Period	140,449,362	111,138,063
End of Period	141,334,661	140,449,362

1 Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond Index Fund

Financial Highlights

Investor Shares

Six Months
	Ended			Year Ended October 31,
For a Share Outstanding	April 30,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$11.68	$10.90	$10.96	$11.02	$10.61	$10.45
Investment Operations
Net Investment Income	.055[1]	.121[1]	.113[1]	.114[1]	.135	.141
Net Realized and Unrealized Gain (Loss) on Investments	.050	.988	.068	.011	.432	.176
Total from Investment Operations	.105	1.109	.181	.125	.567	.317
Distributions
Dividends from Net Investment Income	(.315)	(.329)	(.241)	(.185)	(.157)	(.157)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.315)	(.329)	(.241)	(.185)	(.157)	(.157)
Net Asset Value, End of Period	$11.47	$11.68	$10.90	$10.96	$11.02	$10.61

Total Return[2]	0.94%	10.39%	1.68%	1.16%	5.38%	3.04%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$28,578	$30,053	$27,299	$25,603	$21,521	$20,434
Ratio of Total Expenses to Average Net Assets	0.13%	0.13%	0.13%	0.13%	0.15%	0.17%
Ratio of Net Investment Income to Average Net Assets	0.97%	1.07%	1.03%	1.05%	1.18%	1.32%
Portfolio Turnover Rate	19%[3]	26%	22%	19%	20%	13%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.

2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond Index Fund

Financial Highlights

ETF Shares

Six Months
	Ended			Year Ended October 31,
For a Share Outstanding	April 30,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$58.34	$54.47	$54.75	$55.09	$53.04	$52.23
Investment Operations
Net Investment Income	.290[1]	.630[1]	.584[1]	.578[1]	.697	.714
Net Realized and Unrealized Gain (Loss) on Investments	.253	4.913	.356	.038	2.175	.882
Total from Investment Operations	.543	5.543	.940	.616	2.872	1.596
Distributions
Dividends from Net Investment Income	(1.593)	(1.673)	(1.220)	(.956)	(.822)	(.786)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.593)	(1.673)	(1.220)	(.956)	(.822)	(.786)
Net Asset Value, End of Period	$57.29	$58.34	$54.47	$54.75	$55.09	$53.04

Total Return	0.97%	10.40%	1.74%	1.15%	5.46%	3.07%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$26,538	$23,911	$12,092	$8,504	$5,692	$3,968
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.09%	0.11%	0.12%	0.15%
Ratio of Net Investment Income to Average Net Assets	1.02%	1.12%	1.07%	1.07%	1.21%	1.34%
Portfolio Turnover Rate	19%[2]	26%	22%	19%	20%	13%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.

2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond Index Fund

Financial Highlights

Admiral Shares

Six Months
	Ended			Year Ended October 31,
For a Share Outstanding	April 30,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$23.35	$21.79	$21.91	$22.04	$21.21	$20.89
Investment Operations
Net Investment Income	.113[1]	.246[1]	.230[1]	.231[1]	.277	.289
Net Realized and Unrealized Gain (Loss) on Investments	.099	1.976	.137	.017	.874	.349
Total from Investment Operations	.212	2.222	.367	.248	1.151	.638
Distributions
Dividends from Net Investment Income	(.632)	(.662)	(.487)	(.378)	(.321)	(.318)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.632)	(.662)	(.487)	(.378)	(.321)	(.318)
Net Asset Value, End of Period	$22.93	$23.35	$21.79	$21.91	$22.04	$21.21

Total Return[2]	0.95%	10.41%	1.70%	1.16%	5.46%	3.06%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$50,754	$51,889	$43,550	$36,072	$20,572	$12,595
Ratio of Total Expenses to Average Net Assets	0.11%	0.11%	0.11%	0.11%	0.12%	0.14%
Ratio of Net Investment Income to Average Net Assets	0.99%	1.09%	1.05%	1.07%	1.21%	1.35%
Portfolio Turnover Rate	19%[3]	26%	22%	19%	20%	13%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.

2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond Index Fund

Financial Highlights

Institutional Shares

Six Months
	Ended			Year Ended October 31,
For a Share Outstanding	April 30,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$35.03	$32.70	$32.88	$33.07	$31.83	$31.34
Investment Operations
Net Investment Income	.176[1]	.382[1]	.358[1]	.360[1]	.431	.449
Net Realized and Unrealized Gain (Loss) on Investments	.150	2.954	.206	.033	1.306	.536
Total from Investment Operations	.326	3.336	.564	.393	1.737	.985
Distributions
Dividends from Net Investment Income	(.956)	(1.006)	(.744)	(.583)	(.497)	(.495)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.956)	(1.006)	(.744)	(.583)	(.497)	(.495)
Net Asset Value, End of Period	$34.40	$35.03	$32.70	$32.88	$33.07	$31.83

Total Return	0.97%	10.42%	1.74%	1.22%	5.49%	3.15%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$35,464	$34,596	$28,196	$24,365	$16,773	$13,032
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.07%	0.09%
Ratio of Net Investment Income to Average Net Assets	1.03%	1.13%	1.09%	1.11%	1.26%	1.40%
Portfolio Turnover Rate	19%[2]	26%	22%	19%	20%	13%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.

2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond Index Fund

Notes to Financial Statements

Vanguard Total International Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Select Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker. The fund has not issued Institutional Select Shares through April 30, 2020.

Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. To minimize the currency risk associated with investment in securities denominated in currencies other than the U.S. dollar, the fund attempts to hedge its currency exposures. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications.

Such disruptions can adversely affect assets of the fund and thus fund performance.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

Total International Bond Index Fund

3. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

During the six months ended April 30, 2020, the fund’s average investments in long and short futures contracts each represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.

4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value

Total International Bond Index Fund

of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.

During the six months ended April 30, 2020, the fund’s average investment in forward currency contracts represented 100% of net assets, based on the average of net amounts of notional exposure at each quarter-end during the period.

The following table summarizes the fund’s derivative assets and liabilities by counterparty for derivatives subject to arrangements that provide for offsetting assets and liabilities. Exchange-traded derivatives are listed separately.

	Assets	Liabilities		Amounts Not Offset in
	Reflected in	Reflected in		the Statement of Assets		Net
	Statement of	Statement of	Net Amount	and Liabilities		Exposure[3]
	Assets and	Assets and	Receivable	Collateral	Collateral	(Not Less
	Liabilities[1]	Liabilities[1]	(Payable )	Pledged[2]	Received[2]	Than $0)
	($000)	($000)	($000)	($000)	($000)	($000)
Derivatives Subject to Offsetting Arrangements,by Counterparty
Bank of America, N.A.	31,636	38,703	(7,067)	—	15,368	—
Bank of Montreal	—	1,379	(1,379)	1,448	—	—
Barclays Bank plc	1,172	110,090	(108,918)	64,256	—	—
BNP Paribas	67,947	335,718	(267,771)	106,990	—	—
Citigroup Global Markets Inc. 72,901		287,846	(214,945)	134,309	—	—
Deutsche Bank AG	25,522	88,005	(62,483)	26,826	—	—
Goldman Sachs Bank USA	—	206	(206)	—	—	—
HSBC Bank USA, N.A.	40,053	113,552	(73,499)	46,657	—	—
J.P. Morgan Securities LLC	22,805	60,156	(37,351)	42,214	—	—
Morgan Stanley Capital Services LLC	144,348	393,706	(249,358)	62,682	—	—
Royal Bank of Canada	44,983	180,507	(135,524)	128,748	—	—
Standard Chartered Bank	83,232	177,834	(94,602)	44,774	—	—
State Street Bank & Trust Co.	102,042	133,774	(31,732)	—	4,945	—
Toronto-Dominion Bank	85,672	138,160	(52,488)	4,528	—	—
UBS AG	19,138	119,857	(100,719)	89,560	—	—
Exchange-Traded Futures Contracts	83	217	(134)	4,511	—	—
Total	741,534	2,179,710	(1,438,176)	757,503	20,313	—

1	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

2	Securities or other assets pledged as collateral are noted in the Schedule of Investments and Statement of Assets and Liabilities. Securities or other assets received as collateral are held in a segregated account and not included in the fund’s security holdings in the Schedule of Investments.

3	Net exposure represents the net amount receivable from the counterparty in the event of default. Counterparties are not required to exchange collateral if amount is below a specified minimum transfer amount.

Total International Bond Index Fund

5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2016–2019), and for the period ended April 30, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and, effective May 2020, an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended April 30, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.

8. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Total International Bond Index Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Assets and Liabilities, and subsequently, in May 2020, such liability was fully paid to Vanguard. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2020, the fund had contributed to Vanguard capital in the amount of $6,939,000, representing less than 0.01% of the fund’s net assets and 2.78% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

Total International Bond Index Fund

The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Asset-Backed/Commercial Mortgage-Backed Securities	—	5,505,838	—	5,505,838
Corporate Bonds	—	21,133,234	—	21,133,234
Sovereign Bonds	—	113,057,361	—	113,057,361
U.S. Government and Agency Obligations	—	2,618	—	2,618
Temporary Cash Investments	1,131,497	—	—	1,131,497
Total	1,131,497	139,699,051	—	140,830,548
Derivative Financial Instruments
Assets
Futures Contracts[1]	83	—	—	83
Forward Currency Contracts	—	741,451	—	741,451
Total	83	741,451	—	741,534
Liabilities
Futures Contracts[1]	217	—	—	217
Forward Currency Contracts	—	2,179,493	—	2,179,493
Total	217	2,179,493	—	2,179,710

1 Represents variation margin on the last day of the reporting period.

D. At April 30, 2020, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

		Foreign
	Interest Rate	Exchange
	Contracts	Contracts	Total
Statement of Assets and Liabilities Caption	($000)	($000)	($000)
Variation Margin Receivable—Futures Contracts	83	—	83
Unrealized Appreciation—Forward Currency Contracts	—	741,451	741,451
Total Assets	83	741,451	741,534

Variation Margin Payable—Futures Contracts	217	—	217
Unrealized Depreciation—Forward Currency Contracts	—	2,179,493	2,179,493
Total Liabilities	217	2,179,493	2,179,710

Total International Bond Index Fund

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2020, were:

		Foreign
	Interest Rate	Exchange
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	10,888	—	10,888
Forward Currency Contracts	—	3,170,080	3,170,080
Realized Net Gain (Loss) on Derivatives	10,888	3,170,080	3,180,968

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	7,547	—	7,547
Forward Currency Contracts	—	1,028,832	1,028,832
Change in Unrealized Appreciation (Depreciation) on Derivatives	7,547	1,028,832	1,036,379

E. As of April 30, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	135,834,970
Gross Unrealized Appreciation	8,954,715
Gross Unrealized Depreciation	(5,389,611)
Net Unrealized Appreciation (Depreciation)	3,565,104

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2019, the fund had available capital losses totaling $35,901,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2020; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

F. During the six months ended April 30, 2020, the fund purchased $30,346,192,000 of investment securities and sold $26,902,105,000 of investment securities, other than U.S. government securities and temporary cash investments. Total purchases and sales include $0 and $207,144,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

Total International Bond Index Fund

G. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	April 30, 2020		October 31, 2019
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	3,271,981	286,543	2,052,911	182,791
Issued in Lieu of Cash Distributions	821,887	72,381	821,063	74,721
Redeemed[1]	(5,043,146)	(440,246)	(2,074,494)	(188,197)
Net Increase (Decrease)—Investor Shares	(949,278)	(81,322)	799,480	69,315
ETF Shares
Issued	4,044,984	70,500	10,770,965	189,839
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(965,169)	(17,075)	(111,727)	(2,000)
Net Increase (Decrease)—ETF Shares	3,079,815	53,425	10,659,238	187,839
Admiral Shares
Issued[1]	6,099,260	266,615	9,772,772	436,239
Issued in Lieu of Cash Distributions	1,363,040	60,067	1,307,627	59,467
Redeemed	(7,678,734)	(335,370)	(6,121,576)	(271,396)
Net Increase (Decrease)—Admiral Shares	(216,434)	(8,688)	4,958,823	224,310
Institutional Shares
Issued	7,105,218	207,237	5,578,722	165,967
Issued in Lieu of Cash Distributions	981,703	28,822	882,691	26,735
Redeemed	(6,615,141)	(192,692)	(2,238,471)	(67,361)
Net Increase (Decrease)—Institutional Shares	1,471,780	43,367	4,222,942	125,341

1 In November 2018, the fund announced changes to the availability and minimum investment criteria of the Investor and Admiral share classes. As a result, all of the outstanding Investor Shares automatically converted to Admiral Shares beginning in April 2019, with the exception of those held by Vanguard funds and certain other institutional investors. Investor Shares—Redeemed and Admiral Shares—Issued include 788 and 394 shares, respectively, in the amount of $9,000 from the conversion during the six months ended April 30, 2020. Investor Shares—Redeemed and Admiral Shares—Issued include 37,787,000 and 18,902,000 shares, respectively, in the amount of $425,025,000 from the conversion during the year ended October 31, 2019.

At April 30, 2020, several Vanguard funds and trusts managed by Vanguard or its affiliates were each a record or beneficial owner of the fund, and had a combined ownership of 43% of the fund’s net assets. If any of these shareholders were to redeem their investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.

H. Management has determined that no other events or transactions occurred subsequent to April 30, 2020, that would require recognition or disclosure in these financial statements.

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Total International Bond Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the investment management services provided to the fund since its inception in 2013, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the fund’s performance since its inception, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also well below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Liquidity Risk Management

Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.

Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.

The board of trustees of Vanguard Charlotte Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Total International Bond Index Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from December 1, 2018, through December 31, 2019 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.

159

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Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036

Text Telephone for People

Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2020 The Vanguard Group, Inc.
All rights reserved.
U.S. Patent Nos. 6,879,964; 7,337,138;
7,720,749; 7,925,573; 8,090,646; 8,417,623; and 8,626,636.
Vanguard Marketing Corporation, Distributor.

Q12312 062020

Semiannual Report | April 30, 2020 Vanguard Global Credit Bond Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1

Financial Statements	4

Trustees Approve Advisory Arrangement	46

Liquidity Risk Management	48

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1

Six Months Ended April 30, 2020

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Global Credit Bond Fund	10/31/2019	4/30/2020	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,019.45	$1.76
Admiral™ Shares	1,000.00	1,019.52	1.26
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,023.12	$1.76
Admiral Shares	1,000.00	1,023.62	1.26

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.35% for Investor Shares and 0.25% for Admiral Shares. The dollar amounts shown as ”Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).

2

Global Credit Bond Fund

Fund Allocation

As of April 30, 2020

United States	58.1%
United Kingdom	6.5
France	5.7
Canada	3.8
Australia	2.7
Japan	2.2
Germany	1.9
Mexico	1.8
Belgium	1.7
Switzerland	1.3
Indonesia	1.2
India	1.0
Brazil	1.0
Other	11.1

The table reflects the fund’s investments, except for short-term investments and derivatives.

3

Global Credit Bond Fund

Financial Statements (unaudited)

Schedule of Investments

As of April 30, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
Australia (2.6%)
Corporate Bonds (2.6%)
1	Aurizon Network Pty Ltd.	4.000%	6/21/24	940	632
2,3	Australia & New Zealand Banking Group Ltd.	2.950%	7/22/30	435	430
3	Commonwealth Bank of Australia	3.743%	9/12/39	300	300
1	DBNGP Finance Co. Pty Ltd.	4.225%	5/28/25	360	252
1	Macquarie Group Ltd.	3.250%	12/15/22	400	267
1,4	Macquarie Group Ltd., 3M Australian Bank
	Bill Rate + 1.150%	1.743%	12/15/22	600	388
1	Qantas Airways Ltd.	4.400%	10/10/23	510	325
5	Westpac Banking Corp.	1.125%	9/5/27	1,095	1,235
1,2	Westpac Banking Corp.	4.334%	8/16/29	1,000	679
2	Westpac Banking Corp.	2.894%	2/4/30	750	736
Total Australia (Cost $5,518)					5,244
Belgium (1.6%)
Corporate Bonds (1.6%)
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.700%	2/1/36	505	561
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	275	330
	Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	100	102
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	200	249
5	Belfius Bank SA	0.375%	2/13/26	1,900	1,972
Total Belgium (Cost $3,272)					3,214
Bermuda (0.6%)
Sovereign Bonds (0.6%)
2	Bermuda	4.750%	2/15/29	1,150	1,203
Total Bermuda (Cost $1,153)					1,203
Brazil (0.9%)
Corporate Bonds (0.9%)
	Embraer Netherlands Finance BV	5.050%	6/15/25	600	509
	Vale Overseas Ltd.	6.250%	8/10/26	219	240
	Vale Overseas Ltd.	6.875%	11/21/36	850	992
5	Vale SA	3.750%	1/10/23	100	110
Total Brazil (Cost $1,981)					1,851

4

Global Credit Bond Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
Canada (3.7%)
Corporate Bonds (2.2%)
3	1011778 BC ULC / New Red Finance Inc.	3.875%	1/15/28	20	19
3	1011778 BC ULC / New Red Finance Inc.	4.375%	1/15/28	55	54
3	Air Canada	7.750%	4/15/21	18	18
3	Bombardier Inc.	7.875%	4/15/27	20	13
	Canadian Natural Resources Ltd.	2.950%	1/15/23	150	148
	Canadian Natural Resources Ltd.	3.800%	4/15/24	125	121
	Cenovus Energy Inc.	3.000%	8/15/22	15	13
	Enbridge Inc.	3.125%	11/15/29	490	471
3	Mattamy Group Corp.	4.625%	3/1/30	10	9
3	MEG Energy Corp.	6.500%	1/15/25	19	15
	Nutrien Ltd.	4.125%	3/15/35	70	74
	Royal Bank of Canada	2.550%	7/16/24	1,114	1,150
	Royal Bank of Canada	2.250%	11/1/24	70	72
6	Toronto-Dominion Bank	2.850%	3/8/24	1,650	1,231
	TransCanada PipeLines Ltd.	3.750%	10/16/23	590	613
	TransCanada PipeLines Ltd.	4.625%	3/1/34	205	218
	TransCanada PipeLines Ltd.	4.750%	5/15/38	170	185
					4,424
Sovereign Bonds (1.5%)
6	Canada	1.000%	9/1/22	1,400	1,023
6	Canada	4.000%	6/1/41	385	429
6	Canada	2.750%	12/1/48	300	300
3	Ontario Teachers’ Cadillac Fairview Properties Trust	3.875%	3/20/27	800	838
3	Ontario Teachers’ Cadillac Fairview Properties Trust	4.125%	2/1/29	350	374
					2,964
Total Canada (Cost $7,348)					7,388
Chile (0.6%)
Sovereign Bonds (0.6%)
3	Corp. Nacional del Cobre de Chile	3.000%	9/30/29	605	584
	Empresa Nacional del Petroleo	4.750%	12/6/21	600	607
Total Chile (Cost $1,111)					1,191
China (0.7%)
Sovereign Bonds (0.7%)
	Sinopec Group Overseas Development 2017 Ltd.	3.250%	9/13/27	500	527
3	Sinopec Group Overseas Development 2018 Ltd.	2.950%	11/12/29	788	810
Total China (Cost $1,288)					1,337
Colombia (0.8%)
Corporate Bonds (0.3%)
3	Grupo Aval Ltd.	4.375%	2/4/30	600	504

5

Global Credit Bond Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
Sovereign Bonds (0.5%)
	Ecopetrol SA	5.875%	9/18/23	525	540
2	Republic of Colombia	4.500%	1/28/26	539	552
					1,092
Total Colombia (Cost $1,747)					1,596
Croatia (0.1%)
Sovereign Bonds (0.1%)
5	Republic of Croatia	1.125%	6/19/29	140	142
Total Croatia (Cost $160)					142
Dominican Republic (0.2%)
Sovereign Bonds (0.2%)
3	Dominican Republic	5.875%	1/30/60	650	512
Total Dominican Republic (Cost $643)					512
France (5.4%)
Corporate Bonds (5.4%)
5	Air Liquide Finance SA	1.250%	6/3/25	2,000	2,312
5	Airbus Finance BV	1.375%	5/13/31	470	522
2,3	BNP Paribas SA	2.819%	11/19/25	855	857
5	Carrefour SA	1.000%	5/17/27	2,400	2,660
5	Engie SA	1.375%	6/22/28	2,100	2,432
5	Orange SA	0.500%	9/4/32	1,200	1,280
5	Total Capital International SA	1.375%	10/4/29	800	922
Total France (Cost $10,767)					10,985
Germany (1.8%)
Corporate Bonds (1.8%)
7	Aroundtown SA	3.625%	4/10/31	300	373
5	E.ON SE	0.625%	11/7/31	1,300	1,401
1	Volkswagen Financial Services Australia Pty Ltd.	3.100%	4/17/23	500	325
3	Volkswagen Group of America Finance LLC	2.700%	9/26/22	650	648
5	Vonovia Finance BV	1.625%	10/7/39	500	519
2,5	Vonovia Finance BV	4.000%	12/31/49	400	445
Total Germany (Cost $3,697)					3,711
Guatemala (0.2%)
Sovereign Bonds (0.2%)
2,3	Republic of Guatemala	5.375%	4/24/32	350	356
Total Guatemala (Cost $350)					356
Honduras (0.1%)
Sovereign Bonds (0.1%)
	Republic of Honduras	6.250%	1/19/27	150	141
Total Honduras (Cost $161)					141
Hungary (0.4%)
Sovereign Bonds (0.4%)
5	Republic of Hungary	1.625%	4/28/32	700	736
Total Hungary (Cost $738)					736

6

Global Credit Bond Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
India (0.9%)
Sovereign Bonds (0.9%)
	Export-Import Bank of India	3.875%	3/12/24	800	812
	NTPC Ltd.	3.750%	4/3/24	1,075	1,051
Total India (Cost $1,931)					1,863
Indonesia (1.2%)
Sovereign Bonds (1.2%)
3,5	Perusahaan Listrik Negara PT	1.875%	11/5/31	370	346
	Perusahaan Penerbit SBSN Indonesia III	4.350%	9/10/24	450	470
	Republic of Indonesia	3.850%	7/18/27	800	825
	Republic of Indonesia	4.100%	4/24/28	400	420
	Republic of Indonesia	4.450%	4/15/70	300	301
Total Indonesia (Cost $2,482)					2,362
Ireland (0.2%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.2%)
2,3	Trafigura Securitisation Finance plc 2018-1A	3.730%	3/15/22	425	429
Total Ireland (Cost $425)					429
Israel (0.3%)
Sovereign Bonds (0.3%)
	State of Israel	4.500%	4/3/20	525	614
Total Israel (Cost $525)					614
Italy (0.1%)
Corporate Bonds (0.1%)
3	Intesa Sanpaolo SPA	3.250%	9/23/24	200	197
Total Italy (Cost $200)					197
Japan (2.1%)
Corporate Bonds (1.6%)
	Mitsubishi UFJ Financial Group Inc.	4.153%	3/7/39	260	298
	Sumitomo Mitsui Financial Group Inc.	3.748%	7/19/23	1,665	1,758
3	Takeda Pharmaceutical Co. Ltd.	2.450%	1/18/22	200	204
	Takeda Pharmaceutical Co. Ltd.	4.400%	11/26/23	250	274
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	475	571
					3,105
Sovereign Bonds (0.5%)
8	Japan	0.100%	6/20/24	65,000	612
8	Japan	0.100%	12/20/26	30,000	284
8	Japan	0.100%	6/20/29	10,000	95
8	Japan	1.700%	9/20/33	6,000	68
					1,059
Total Japan (Cost $4,045)					4,164
Kazakhstan (0.3%)
Sovereign Bonds (0.3%)
	Republic of Kazakhstan	4.875%	10/14/44	500	565
Total Kazakhstan (Cost $525)					565

7

Global Credit Bond Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
Lithuania (0.2%)
Sovereign Bonds (0.2%)
	Republic of Lithuania	6.625%	2/1/22	400	434
Total Lithuania (Cost $420)					434
Luxembourg (0.8%)
Corporate Bonds (0.8%)
5	Blackstone Property Partners Europe Holdings Sarl	0.500%	9/12/23	350	369
5	Blackstone Property Partners Europe Holdings Sarl	2.200%	7/24/25	1,200	1,309
Total Luxembourg (Cost $1,646)					1,678
Malaysia (0.4%)
Sovereign Bonds (0.4%)
3	Petronas Capital Ltd.	4.550%	4/21/50	600	654
3	Petronas Capital Ltd.	4.800%	4/21/60	200	231
Total Malaysia (Cost $800)					885
Mexico (1.7%)
Corporate Bonds (0.5%)
	Grupo Bimbo SAB de CV	4.500%	1/25/22	1,000	1,023

Sovereign Bonds (1.2%)
2	United Mexican States	4.750%	4/27/32	1,750	1,762
2	United Mexican States	5.000%	4/27/51	650	592
					2,354
Total Mexico (Cost $3,331)					3,377
Netherlands (0.1%)
Corporate Bonds (0.1%)
3	OCI NV	5.250%	11/1/24	20	20
	Shell International Finance BV	2.375%	11/7/29	190	191
3	Trivium Packaging Finance BV	5.500%	8/15/26	5	5
3	Trivium Packaging Finance BV	8.500%	8/15/27	15	15
Total Netherlands (Cost $230)					231
New Zealand (0.0%)
Corporate Bonds (0.0%)
3,4	Reynolds Group Issuer Inc. /
	Reynolds Group Issuer LLC /
	Reynolds Group Issuer Lu,
	3M USD LIBOR + 3.500%	4.719%	7/15/21	50	50
Total New Zealand (Cost $50)					50
Panama (0.3%)
Sovereign Bonds (0.3%)
2	Republic of Panama	4.500%	4/1/56	550	620
Total Panama (Cost $550)					620

8

Global Credit Bond Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
Paraguay (0.3%)
Sovereign Bonds (0.3%)
2,3	Republic of Paraguay	5.400%	3/30/50	560	580
Total Paraguay (Cost $646)					580
Qatar (0.2%)
Sovereign Bonds (0.2%)
3	State of Qatar	4.400%	4/16/50	361	408
Total Qatar (Cost $361)					408
Romania (0.5%)
Sovereign Bonds (0.5%)
	Republic of Romania	4.375%	8/22/23	200	207
5	Republic of Romania	2.124%	7/16/31	150	142
3,5	Republic of Romania	2.000%	1/28/32	296	274
3,5	Republic of Romania	3.375%	1/28/50	486	452
Total Romania (Cost $1,218)					1,075
Russia (0.3%)
Sovereign Bonds (0.3%)
	Gazprom OAO Via Gaz Capital SA	6.510%	3/7/22	400	425
	Gazprom PJSC Via Gaz Capital SA	5.150%	2/11/26	200	215
Total Russia (Cost $637)					640
Saudi Arabia (0.3%)
Sovereign Bonds (0.3%)
9	KSA Sukuk Ltd.	3.628%	4/20/27	675	708
Total Saudi Arabia (Cost $705)					708
South Africa (0.5%)
Sovereign Bonds (0.5%)
	Republic of South Africa	4.850%	9/27/27	300	270
10	Republic of South Africa	7.000%	2/28/31	19,800	818
Total South Africa (Cost $1,413)					1,088
South Korea (0.2%)
Corporate Bonds (0.2%)
3	Hyundai Capital America	6.375%	4/8/30	315	339
Total South Korea (Cost $315)					339
Spain (0.7%)
Corporate Bonds (0.7%)
	Telefonica Emisiones SAU	4.103%	3/8/27	1,005	1,084
	Telefonica Emisiones SAU	4.665%	3/6/38	250	279
Total Spain (Cost $1,369)					1,363
Sweden (0.3%)
Corporate Bonds (0.3%)
5	Skandinaviska Enskilda Banken AB	0.625%	11/12/29	500	517
Total Sweden (Cost $553)					517

9

Global Credit Bond Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
Switzerland (1.3%)
Corporate Bonds (1.3%)
	Credit Suisse AG	2.800%	4/8/22	700	717
	Novartis Capital Corp.	1.750%	2/14/25	150	155
	Novartis Capital Corp.	2.000%	2/14/27	150	158
	Tyco Electronics Group SA	3.500%	2/3/22	320	331
3	UBS Group Funding Jersey Ltd.	2.650%	2/1/22	400	407
3	UBS Group Funding Switzerland AG	4.125%	9/24/25	700	769
Total Switzerland (Cost $2,425)					2,537
Trinidad & Tobago (0.4%)
Sovereign Bonds (0.4%)
	Republic of Trinidad & Tobago	4.500%	8/4/26	800	745
Total Trinidad & Tobago (Cost $825)					745
Turkey (0.1%)
Sovereign Bonds (0.1%)
	Republic of Turkey	5.750%	5/11/47	325	247
Total Turkey (Cost $295)					247
United Arab Emirates (0.4%)
Sovereign Bonds (0.4%)
	Emirate of Abu Dhabi	3.125%	9/30/49	875	841
Total United Arab Emirates (Cost $899)					841
United Kingdom (6.3%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.2%)
[2,3,4] DELAM 2018-1, 1M USD LIBOR + 0.700%		1.418%	11/19/25	400	396

Corporate Bonds (5.2%)
	AstraZeneca plc	4.000%	1/17/29	225	266
2	Barclays plc	3.932%	5/7/25	500	521
	BAT Capital Corp.	4.700%	4/2/27	100	110
	BAT Capital Corp.	4.390%	8/15/37	625	640
	BAT Capital Corp.	4.540%	8/15/47	135	141
	BP Capital Markets plc	3.279%	9/19/27	85	88
5	BP Capital Markets plc	1.104%	11/15/34	1,050	1,021
	GlaxoSmithKline Capital plc	3.000%	6/1/24	250	268
7	Hastings Group Finance plc	3.000%	5/24/25	2,000	2,522
2,5	Heathrow Funding Ltd.	1.875%	5/23/22	2,200	2,412
2	HSBC Holdings plc	2.633%	11/7/25	540	549
	Royal Bank of Scotland Group plc	3.875%	9/12/23	400	419
2	Royal Bank of Scotland Group plc	4.269%	3/22/25	270	286
	Unilever Capital Corp.	2.600%	5/5/24	235	247
	Vodafone Group plc	3.750%	1/16/24	150	161
	Vodafone Group plc	4.125%	5/30/25	200	223
	Vodafone Group plc	5.250%	5/30/48	405	507
					10,381
Sovereign Bonds (0.9%)
7	United Kingdom	1.750%	9/7/37	300	455
7	United Kingdom	4.500%	12/7/42	180	416
7	United Kingdom	3.250%	1/22/44	150	300

10

Global Credit Bond Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
7	United Kingdom	1.500%	7/22/47	250	389
7	United Kingdom	3.500%	7/22/68	90	267
					1,827
Total United Kingdom (Cost $12,228)					12,604
United States (55.6%)
Asset-Backed/Commercial Mortgage-Backed Securities (2.0%)
2,-3	BAMLL Commercial Mortgage Securities
	Trust 2019-BPR	3.112%	11/5/32	100	93
2	BANK 2017 - BNK7	3.175%	9/15/60	10	11
2	BANK 2019 - BN23	2.846%	12/15/52	10	10
2	BBCMS Mortgage Trust 2020-C6	2.639%	2/15/53	15	15
2	Benchmark 2019-B15 Mortgage Trust	2.859%	12/15/72	50	52
2	Benchmark 2020-B16 Mortgage Trust	2.732%	2/15/53	20	21
2	CD 2017-CD6 Commercial Mortgage Trust	3.456%	11/13/50	250	270
2	Citigroup Commercial Mortgage Trust
	2016-C2	2.575%	8/10/49	10	10
2	Citigroup Commercial Mortgage Trust
	2018-C6	4.343%	11/10/51	320	357
2	Citigroup Commercial Mortgage Trust
	2019-C7	3.042%	12/15/72	80	84
2	COMM 2013-CCRE13 Mortgage Trust	5.051%	11/10/46	135	129
2	COMM 2014-CCRE14 Mortgage Trust	4.236%	2/10/47	75	81
2	COMM 2015-CCRE27 Mortgage Trust	4.620%	10/10/48	135	125
2	CSAIL 2016-C7 Commercial Mortgage Trust	3.502%	11/15/49	10	11
2	CSAIL 2019-C18 Commercial Mortgage Trust	2.868%	12/15/52	10	10
2	DBJPM 16-C3 Mortgage Trust	2.632%	8/10/49	80	83
2	DBJPM 17-C6 Mortgage Trust	3.328%	6/10/50	20	21
2,3	EDvestinU Private Education Loan Trust
	(EDVES) 2019-A	3.580%	11/25/38	83	85
2,3	Fair Square Issuance Trust FSIT_20-A	2.900%	9/20/24	100	94
2,3	Fontaineblue Miami Beach Trust 2019-FBLU	3.144%	12/10/36	30	29
2,3	Ford Credit Auto Owner Trust 2020-1	2.540%	8/15/31	100	94
2,3,11	Freddie Mac Structured Agency Credit Risk
	Debt Notes 2018-SPI1	3.726%	2/25/48	88	87
2	GM Financial Automobile Leasing Trust
	2020-1	2.280%	6/20/24	10	10
2	GS Mortgage Securities Trust 2015-GC34	3.244%	10/10/48	10	10
2	GS Mortgage Securities Trust 2017-GS6	3.433%	5/10/50	10	11
2	GS Mortgage Securities Trust-2020-GC45	2.843%	2/13/53	50	52
2,3	Houston Galleria Mall Trust 2015-HGLR	3.087%	3/5/37	203	210
2	JP Morgan Chase Commercial Mortgage
	Securities Trust 2016-JP4	3.648%	12/15/49	10	11
2	JP Morgan Chase Commercial Mortgage
	Securities Trust 2017-JP6	3.224%	7/15/50	20	21
2	JPMBB Commercial Mortgage Securities
	Trust 2014-C19	3.997%	4/15/47	75	80
2	JPMBB Commercial Mortgage Securities
	Trust 2014-C24	3.639%	11/15/47	14	15
2	JPMBB Commercial Mortgage Securities
	Trust 2016-C1	3.311%	3/15/49	10	11

11

Global Credit Bond Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
2	Morgan Stanley Bank of America Merrill
	Lynch Trust 2016-C29	3.058%	5/15/49	10	11
2	Morgan Stanley Capital I Trust 2016-UB11	2.782%	8/15/49	125	127
2	Morgan Stanley Captial I Trust 2016-BNK2	2.791%	11/15/49	10	10
2,3	Navient Student Loan Trust 2018-BA	3.610%	12/15/59	700	716
2,3	Santander Retail Auto Lease Trust 2020-A	2.520%	11/20/24	20	19
2,3	Stack Infrastructure Issuer LLC 2019-1A	4.540%	2/25/44	25	25
2,3	Tesla Auto Lease Trust 2018-B	4.360%	10/20/21	100	101
2,3	Textainer Marine Containers Limited 2019-A	3.960%	4/20/44	156	150
2	UBS Commercial Mortgage Trust 2019-C16	3.460%	4/15/52	30	32
2	Wells Fargo Commercial Mortgage Trust
	2015-C26	3.166%	2/15/48	100	105
2	Wells Fargo Commercial Mortgage Trust
	2015-C30	3.664%	9/15/58	260	270
2	Wells Fargo Commercial Mortgage Trust
	2015-LC22	3.839%	9/15/58	30	32
2	Wells Fargo Commercial Mortgage Trust
	2016-BNK1	2.652%	8/15/49	10	10
2	Wells Fargo Commercial Mortgage Trust
	2016-C37	3.525%	12/15/49	20	22
2	Wells Fargo Commercial Mortgage Trust
	2016-C37	3.794%	12/15/49	80	87
2	Wells Fargo Commercial Mortgage Trust
	2017-C41	3.472%	11/15/50	20	22
2	Wells Fargo Commercial Mortgage Trust
	2018-C48	4.245%	1/15/52	20	22
2	Wells Fargo Commercial Mortgage Trust
	2019-C50	3.635%	5/15/52	50	54
					4,018
Corporate Bonds (52.4%)
	3M Co.	3.700%	4/15/50	80	95
	Abbott Laboratories	4.900%	11/30/46	200	279
3	AbbVie Inc.	2.600%	11/21/24	150	156
	AbbVie Inc.	3.600%	5/14/25	650	706
3	AbbVie Inc.	2.950%	11/21/26	150	159
3	AbbVie Inc.	4.050%	11/21/39	410	451
	AbbVie Inc.	4.875%	11/14/48	285	352
3	AbbVie Inc.	4.250%	11/21/49	150	172
	AEP Transmission Co. LLC	4.250%	9/15/48	200	253
	Aflac Inc.	3.250%	3/17/25	270	291
5	Air Products and Chemicals Inc.	0.500%	5/5/28	1,060	1,169
	Air Products and Chemicals Inc.	2.700%	5/15/40	125	125
	Alexandria Real Estate Equities Inc.	4.700%	7/1/30	530	617
	Allina Health System	3.887%	4/15/49	265	298
3	Allison Transmission Inc.	5.000%	10/1/24	3	3
3	Allison Transmission Inc.	4.750%	10/1/27	34	32
	Altria Group Inc.	4.400%	2/14/26	194	216
	Altria Group Inc.	4.800%	2/14/29	440	492
	Altria Group Inc.	5.375%	1/31/44	55	63
	Altria Group Inc.	5.950%	2/14/49	25	31
3	American Builders & Contractors Supply
	Co. Inc.	5.875%	5/15/26	5	5

12

Global Credit Bond Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
3	American Builders & Contractors Supply
	Co. Inc.	4.000%	1/15/28	25	24
12	American Express Co.	3.000%	10/30/24	775	814
	American Tower Corp.	2.900%	1/15/30	640	671
	Amgen Inc.	2.200%	2/21/27	500	515
	Amgen Inc.	2.450%	2/21/30	200	208
	Amgen Inc.	3.150%	2/21/40	225	238
	Amgen Inc.	5.150%	11/15/41	300	402
	Amgen Inc.	3.375%	2/21/50	225	245
	Appalachian Power Co.	4.500%	3/1/49	100	123
12	Apple Inc.	3.850%	8/4/46	571	694
	Aramark Services Inc.	4.750%	6/1/26	60	57
3	Arconic Corp.	6.000%	5/15/25	7	7
3	Ardagh Packaging Finance plc /
	Ardagh Holdings USA Inc.	5.250%	4/30/25	14	14
3	Asbury Automotive Group Inc.	4.500%	3/1/28	19	16
	AT&T Inc.	3.400%	5/15/25	690	731
	AT&T Inc.	3.600%	7/15/25	5	5
	AT&T Inc.	4.125%	2/17/26	107	117
	AutoZone Inc.	3.625%	4/15/25	100	107
	Ball Corp.	5.000%	3/15/22	10	10
	Ball Corp.	4.875%	3/15/26	10	11
2	Bank of America Corp.	3.864%	7/23/24	350	373
2,5	Bank of America Corp.	1.379%	2/7/25	2,650	2,958
2	Bank of America Corp.	3.366%	1/23/26	239	254
2	Bank of America Corp.	3.974%	2/7/30	325	365
2	Bank of America Corp.	2.496%	2/13/31	450	455
2	Bank of America Corp.	4.083%	3/20/51	150	180
3	Bausch Health Cos. Inc.	6.500%	3/15/22	11	11
3	Bausch Health Cos. Inc.	5.500%	11/1/25	6	6
3	Bausch Health Cos. Inc.	5.750%	8/15/27	14	15
3	Bausch Health Cos. Inc.	7.000%	1/15/28	40	41
3	Bausch Health Cos. Inc.	5.000%	1/30/28	7	7
	Becton Dickinson & Co.	4.685%	12/15/44	40	48
	Becton Dickinson & Co.	4.669%	6/6/47	40	50
3	Berkshire Hathaway Energy Co.	4.250%	10/15/50	180	229
	Berkshire Hathaway Inc.	3.125%	3/15/26	706	776
5	Berkshire Hathaway Inc.	1.625%	3/16/35	500	591
3	Berry Global Inc.	4.875%	7/15/26	40	41
	Biogen Inc.	3.150%	5/1/50	200	195
	BlackRock Inc.	1.900%	1/28/31	830	828
	Boeing Co.	2.700%	5/1/22	45	43
	Boeing Co.	2.800%	3/1/24	30	28
	Boeing Co.	4.875%	5/1/25	765	765
	Boeing Co.	5.805%	5/1/50	215	215
	Boston Scientific Corp.	4.000%	3/1/29	85	95
	BP Capital Markets America Inc.	3.245%	5/6/22	200	206
	BP Capital Markets America Inc.	3.017%	1/16/27	220	224
	BP Capital Markets America Inc.	3.588%	4/14/27	250	262
	BP Capital Markets America Inc.	3.000%	2/24/50	110	104
3	Bristol-Myers Squibb Co.	3.200%	6/15/26	290	320
3	Bristol-Myers Squibb Co.	3.400%	7/26/29	300	342
3	Bristol-Myers Squibb Co.	4.550%	2/20/48	169	229

13

Global Credit Bond Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
3	Bristol-Myers Squibb Co.	4.250%	10/26/49	70	91
3	Burlington Coat Factory Warehouse Corp.	6.250%	4/15/25	10	10
	Burlington Northern Santa Fe LLC	3.400%	9/1/24	15	16
	Burlington Northern Santa Fe LLC	5.750%	5/1/40	175	243
	Burlington Northern Santa Fe LLC	3.550%	2/15/50	280	316
	Burlington Northern Santa Fe LLC	3.050%	2/15/51	105	109
3	Calpine Corp.	4.500%	2/15/28	38	36
3	Calpine Corp.	5.125%	3/15/28	30	29
3	Cameron LNG LLC	3.701%	1/15/39	200	196
2	Capital One Bank USA NA	2.280%	1/28/26	300	289
3	Cargo Aircraft Management Inc.	4.750%	2/1/28	10	9
3	Carnival Corp.	11.500%	4/1/23	19	20
3	Carrier Global Corp.	3.377%	4/5/40	260	231
	Caterpillar Financial Services Corp.	2.625%	3/1/23	320	331
3	CCO Holdings LLC / CCO Holdings Capital Corp.	4.750%	3/1/30	60	61
3	CCO Holdings LLC / CCO Holdings Capital Corp.	4.500%	8/15/30	23	23
	CDW LLC / CDW Finance Corp.	4.125%	5/1/25	10	10
	CDW LLC / CDW Finance Corp.	5.000%	9/1/25	6	6
	CDW LLC / CDW Finance Corp.	4.250%	4/1/28	32	32
3	Centene Corp.	4.750%	1/15/25	15	15
3	Centene Corp.	4.250%	12/15/27	30	31
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.500%	2/1/24	610	662
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.200%	3/15/28	540	598
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.800%	3/1/50	50	56
	Cheniere Corpus Christi Holdings LLC	5.875%	3/31/25	420	433
5	Chubb INA Holdings Inc.	2.500%	3/15/38	600	715
	Chubb INA Holdings Inc.	4.350%	11/3/45	210	277
3	Churchill Downs Inc.	5.500%	4/1/27	35	33
3	Churchill Downs Inc.	4.750%	1/15/28	32	29
	Cigna Corp.	4.800%	8/15/38	715	867
	Cigna Corp.	3.400%	3/15/50	150	156
	Citigroup Inc.	3.200%	10/21/26	321	338
2	Citigroup Inc.	3.668%	7/24/28	514	549
	City of Hope	4.378%	8/15/48	160	185
3	Clean Harbors Inc.	4.875%	7/15/27	25	26
3	Clearway Energy Operating LLC	4.750%	3/15/28	29	29
	CMS Energy Corp.	3.450%	8/15/27	141	150
	Comcast Corp.	4.400%	8/15/35	325	401
	Comcast Corp.	3.250%	11/1/39	275	299
	Comcast Corp.	3.750%	4/1/40	125	143
	Comcast Corp.	4.700%	10/15/48	274	358
	CommonSpirit Health	2.760%	10/1/24	100	98
	Commonwealth Edison Co.	3.800%	10/1/42	115	134
3	CommScope Finance LLC	5.500%	3/1/24	4	4
3	CommScope Finance LLC	8.250%	3/1/27	12	12
3	CommScope Inc.	6.000%	3/1/26	12	12
	Conagra Brands Inc.	4.850%	11/1/28	175	205
	Concho Resources Inc.	4.375%	1/15/25	110	109

14

Global Credit Bond Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Connecticut Light & Power Co.	3.200%	3/15/27	520	563
	Connecticut Light & Power Co.	4.000%	4/1/48	80	98
	ConocoPhillips Co.	4.300%	11/15/44	100	117
	Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	100	120
	Costco Wholesale Corp.	1.375%	6/20/27	400	402
	Crown Castle International Corp.	3.700%	6/15/26	645	700
	Crown Castle International Corp.	5.200%	2/15/49	300	395
3	CSC Holdings LLC	5.375%	2/1/28	40	41
3	CSC Holdings LLC	5.750%	1/15/30	15	16
	CSX Corp.	4.750%	11/15/48	240	312
	CSX Corp.	3.800%	4/15/50	140	161
	CVS Health Corp.	2.750%	12/1/22	450	466
	CVS Health Corp.	3.700%	3/9/23	315	334
	CVS Health Corp.	3.000%	8/15/26	400	424
	CVS Health Corp.	3.625%	4/1/27	100	109
	CVS Health Corp.	4.300%	3/25/28	128	143
	CVS Health Corp.	3.250%	8/15/29	25	27
	CVS Health Corp.	4.780%	3/25/38	190	224
	CVS Health Corp.	4.125%	4/1/40	260	291
	CVS Health Corp.	5.050%	3/25/48	25	31
	CVS Health Corp.	4.250%	4/1/50	25	29
5	Danaher Corp.	2.500%	3/30/30	1,150	1,435
	DaVita Inc.	5.125%	7/15/24	35	36
3	Delta Air Lines Inc.	7.000%	5/1/25	45	46
	DH Europe Finance II Sarl	2.600%	11/15/29	125	131
	DH Europe Finance II Sarl	3.400%	11/15/49	200	220
	Diamondback Energy Inc.	3.250%	12/1/26	220	191
	Discovery Communications LLC	2.950%	3/20/23	630	648
	Discovery Communications LLC	4.900%	3/11/26	130	142
	Discovery Communications LLC	4.950%	5/15/42	150	164
	Dominion Energy Inc.	3.375%	4/1/30	200	218
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	80	100
	Dow Chemical Co.	3.625%	5/15/26	160	169
	Dow Chemical Co.	4.375%	11/15/42	180	193
	DTE Electric Co.	2.250%	3/1/30	145	150
	DTE Electric Co.	2.950%	3/1/50	85	91
	DTE Energy Co.	2.600%	6/15/22	580	583
	Duke Energy Carolinas LLC	5.300%	2/15/40	90	123
	Duke Energy Carolinas LLC	4.250%	12/15/41	355	437
	Duke Energy Corp.	3.950%	8/15/47	75	88
	Duke Energy Florida LLC	3.400%	10/1/46	65	73
	Duke Energy Indiana LLC	2.750%	4/1/50	185	189
	Duke Energy Progress LLC	4.100%	5/15/42	130	158
	DuPont de Nemours Inc.	4.205%	11/15/23	270	292
	DuPont de Nemours Inc.	4.493%	11/15/25	195	215
	DuPont de Nemours Inc.	5.319%	11/15/38	80	98
3	Eagle Intermediate Global Holding BV / Ruyi US Finance LLC	7.500%	5/1/25	9	5
	Eastman Chemical Co.	3.800%	3/15/25	130	136
	Eastman Chemical Co.	4.650%	10/15/44	30	34
	Encompass Health Corp.	4.500%	2/1/28	13	13
3	Endeavor Energy Resources LP / EER Finance Inc.	5.750%	1/30/28	15	13

15

Global Credit Bond Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Energy Transfer Operating LP	5.500%	6/1/27	170	171
	Energy Transfer Partners LP	4.950%	6/15/28	115	113
	Energy Transfer Partners LP	6.500%	2/1/42	65	66
	Enstar Group Ltd.	4.950%	6/1/29	375	380
	Entergy Louisiana LLC	3.250%	4/1/28	300	328
	Entergy Texas Inc.	3.550%	9/30/49	135	156
	Enterprise Products Operating LLC	3.125%	7/31/29	205	205
	Enterprise Products Operating LLC	5.950%	2/1/41	80	91
	Enterprise Products Operating LLC	4.850%	3/15/44	150	160
	Enterprise Products Operating LLC	4.250%	2/15/48	75	74
	Enterprise Products Operating LLC	4.800%	2/1/49	75	81
	EQT Corp.	3.000%	10/1/22	19	18
	Essex Portfolio LP	2.650%	3/15/32	135	131
	Evergy Inc.	2.900%	9/15/29	300	307
	Eversource Energy	2.800%	5/1/23	670	691
	Eversource Energy	3.450%	1/15/50	75	79
	Exelon Corp.	3.400%	4/15/26	85	91
	Exelon Corp.	4.450%	4/15/46	135	161
3	Expedia Group Inc.	6.250%	5/1/25	37	38
3	Expedia Group Inc.	7.000%	5/1/25	10	10
	Exxon Mobil Corp.	4.227%	3/19/40	155	182
5	Fidelity National Information Services Inc.	1.000%	12/3/28	200	217
7	Fidelity National Information Services Inc.	3.360%	5/21/31	200	280
5	Fidelity National Information Services Inc.	2.950%	5/21/39	250	314
	FirstEnergy Corp.	3.900%	7/15/27	300	328
	FirstEnergy Corp.	3.400%	3/1/50	75	79
	Fiserv Inc.	3.800%	10/1/23	10	11
	Fiserv Inc.	3.200%	7/1/26	400	428
	Fiserv Inc.	4.400%	7/1/49	60	72
	Florida Power & Light Co.	2.850%	4/1/25	95	103
	FMC Corp.	3.200%	10/1/26	125	129
	FMC Corp.	4.500%	10/1/49	45	51
	Ford Motor Co.	8.500%	4/21/23	13	13
	Ford Motor Co.	5.291%	12/8/46	10	7
	Ford Motor Credit Co. LLC	2.979%	8/3/22	6	5
	Ford Motor Credit Co. LLC	3.087%	1/9/23	32	29
	Ford Motor Credit Co. LLC	3.815%	11/2/27	12	9
	Fox Corp.	4.709%	1/25/29	645	751
	Fox Corp.	5.476%	1/25/39	255	324
3	Front Range BidCo Inc.	6.125%	3/1/28	20	19
	General Dynamics Corp.	3.250%	4/1/25	70	76
	General Dynamics Corp.	3.750%	5/15/28	520	590
	General Dynamics Corp.	4.250%	4/1/40	95	116
	General Dynamics Corp.	3.600%	11/15/42	85	98
	General Dynamics Corp.	4.250%	4/1/50	135	173
	General Electric Co.	3.450%	5/1/27	205	208
	General Mills Inc.	4.700%	4/17/48	75	99
	General Motors Co.	5.200%	4/1/45	100	80
	General Motors Financial Co. Inc.	3.150%	6/30/22	400	381
	General Motors Financial Co. Inc.	3.500%	11/7/24	400	369
	General Motors Financial Co. Inc.	4.350%	1/17/27	208	189
3	Georgia-Pacific LLC	1.750%	9/30/25	245	246
	Gilead Sciences Inc.	3.650%	3/1/26	590	664

16

Global Credit Bond Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Gilead Sciences Inc.	4.150%	3/1/47	100	128
	Goldman Sachs Group Inc.	3.750%	5/22/25	819	876
2	Goldman Sachs Group Inc.	4.411%	4/23/39	237	268
1,4	Goldman Sachs Group Inc., 3M Australian Bank Bill Rate + 1.550%	2.414%	5/2/24	300	191
	Goodyear Tire & Rubber Co.	4.875%	3/15/27	35	30
3	Graphic Packaging International LLC	3.500%	3/15/28	15	14
	Hartford Financial Services Group Inc.	2.800%	8/19/29	965	990
	HCA Inc.	5.375%	2/1/25	45	48
	HCA Inc.	5.250%	6/15/26	95	106
	HCA Inc.	5.375%	9/1/26	15	16
	HCA Inc.	3.500%	9/1/30	11	11
	HCA Inc.	5.250%	6/15/49	105	125
	Healthpeak Properties Inc.	3.000%	1/15/30	645	619
3	Hill-Rom Holdings Inc.	5.000%	2/15/25	15	15
3	Hill-Rom Holdings Inc.	4.375%	9/15/27	40	41
3	Hilton Domestic Operating Co. Inc.	5.375%	5/1/25	5	5
	Hilton Domestic Operating Co. Inc.	5.125%	5/1/26	15	15
3	Hilton Domestic Operating Co. Inc.	5.750%	5/1/28	10	10
	Home Depot Inc.	3.900%	12/6/28	96	111
	Home Depot Inc.	2.950%	6/15/29	125	136
	Home Depot Inc.	4.250%	4/1/46	30	37
	Home Depot Inc.	3.900%	6/15/47	200	236
	Howmet Aerospace Inc.	6.875%	5/1/25	15	15
12	Illinois Tool Works Inc.	2.650%	11/15/26	400	435
	Intel Corp.	3.700%	7/29/25	400	449
	Intel Corp.	4.750%	3/25/50	135	188
	International Business Machines Corp.	3.300%	5/15/26	560	618
	International Business Machines Corp.	4.000%	6/20/42	50	59
	Interpublic Group of Cos. Inc.	3.750%	2/15/23	1,021	1,052
	Invesco Finance plc	5.375%	11/30/43	55	58
	Johnson Controls International plc	5.125%	9/14/45	28	32
2	JPMorgan Chase & Co.	2.083%	4/22/26	300	303
2	JPMorgan Chase & Co.	3.540%	5/1/28	1,139	1,225
2	JPMorgan Chase & Co.	3.509%	1/23/29	30	33
2	JPMorgan Chase & Co.	2.739%	10/15/30	625	646
2,5	JPMorgan Chase & Co.	1.047%	11/4/32	1,200	1,278
2	JPMorgan Chase & Co.	3.882%	7/24/38	200	225
	Kaiser Foundation Hospitals	3.150%	5/1/27	647	692
	Kimberly-Clark Corp.	3.100%	3/26/30	100	111
	Kinder Morgan Energy Partners LP	4.300%	5/1/24	625	657
	Kinder Morgan Energy Partners LP	5.800%	3/15/35	160	177
	Kinder Morgan Inc.	5.550%	6/1/45	25	29
3	Kraft Heinz Foods Co.	3.750%	4/1/30	11	11
	Kroger Co.	2.650%	10/15/26	265	276
	Kroger Co.	3.700%	8/1/27	125	140
3	L3Harris Technologies Inc.	3.850%	6/15/23	650	692
3	L3Harris Technologies Inc.	4.400%	6/15/28	650	732
	Laboratory Corp. of America Holdings	3.250%	9/1/24	200	212
3	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.	4.250%	2/1/27	12	9
	Lamar Media Corp.	5.750%	2/1/26	10	10
3	Lamar Media Corp.	3.750%	2/15/28	22	20

17

Global Credit Bond Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
3	Lamar Media Corp.	4.000%	2/15/30	10	9
3	Lamb Weston Holdings Inc.	4.625%	11/1/24	10	10
3	Lamb Weston Holdings Inc.	4.875%	11/1/26	31	31
	Lennar Corp.	4.750%	5/30/25	15	15
	Lennar Corp.	5.250%	6/1/26	40	41
3	Level 3 Financing Inc.	3.400%	3/1/27	30	30
3	Level 3 Financing Inc.	4.625%	9/15/27	67	67
3	Levi Strauss & Co.	5.000%	5/1/25	10	10
3	Live Nation Entertainment Inc.	5.625%	3/15/26	3	3
3	Live Nation Entertainment Inc.	4.750%	10/15/27	22	19
	Lockheed Martin Corp.	3.800%	3/1/45	565	679
	Lockheed Martin Corp.	4.700%	5/15/46	40	55
	Lowe’s Cos. Inc.	3.100%	5/3/27	305	323
	Lowe’s Cos. Inc.	4.050%	5/3/47	55	62
	LYB International Finance III LLC	2.875%	5/1/25	85	86
	Marathon Oil Corp.	5.200%	6/1/45	20	14
	Marathon Petroleum Corp.	4.750%	12/15/23	195	196
	Marathon Petroleum Corp.	4.700%	5/1/25	290	291
	Marathon Petroleum Corp.	3.800%	4/1/28	100	93
	Marathon Petroleum Corp.	4.750%	9/15/44	40	37
	Marriott International Inc.	5.750%	5/1/25	65	67
	Mastercard Inc.	3.650%	6/1/49	170	206
	Mastercard Inc.	3.850%	3/26/50	50	62
	McDonald’s Corp.	3.625%	9/1/49	100	109
	McKesson Corp.	3.950%	2/16/28	150	164
	Merck & Co. Inc.	3.400%	3/7/29	310	358
	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc.	5.625%	5/1/24	10	10
	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc.	4.500%	9/1/26	70	66
	Microsoft Corp.	2.400%	8/8/26	15	16
	Mondelez International Inc.	2.125%	4/13/23	100	102
	Mondelez International Inc.	1.500%	5/4/25	300	298
2	Morgan Stanley	2.720%	7/22/25	430	442
2	Morgan Stanley	2.188%	4/28/26	270	273
7	Morgan Stanley	2.625%	3/9/27	1,000	1,296
2	Morgan Stanley	3.591%	7/22/28	275	297
2	Morgan Stanley	2.699%	1/22/31	534	544
2	Mount Sinai Hospitals Group Inc.	3.737%	7/1/49	200	201
	MPLX LP	4.500%	4/15/38	100	90
3	Mueller Water Products Inc.	5.500%	6/15/26	25	25
5	Mylan NV	3.125%	11/22/28	650	772
	Nasdaq Inc.	3.250%	4/28/50	170	169
	National Retail Properties Inc.	3.100%	4/15/50	425	336
	National Rural Utilities Cooperative Finance Corp.	2.400%	3/15/30	180	186
	National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/49	60	77
3	NCL Corp. Ltd.	3.625%	12/15/24	4	3
3	NCR Corp.	8.125%	4/15/25	5	5
3	Nestle Holdings Inc.	4.000%	9/24/48	300	379
3	Netflix Inc.	3.625%	6/15/25	5	5
	Netflix Inc.	4.875%	4/15/28	42	45

18

Global Credit Bond Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
3	Netflix Inc.	4.875%	6/15/30	20	21
	Newmont Corp.	2.800%	10/1/29	380	389
	Newmont Corp.	2.250%	10/1/30	135	133
3	Nexstar Escrow Inc.	5.625%	7/15/27	40	38
	NextEra Energy Capital Holdings Inc.	2.750%	5/1/25	300	319
	NextEra Energy Capital Holdings Inc.	3.250%	4/1/26	454	491
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	105	116
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	280	318
	Noble Energy Inc.	4.200%	10/15/49	40	28
3	Nordstrom Inc.	8.750%	5/15/25	10	11
	Norfolk Southern Corp.	3.050%	5/15/50	200	200
	Northern States Power Co.	6.250%	6/1/36	144	208
	Northrop Grumman Corp.	4.400%	5/1/30	750	896
	Northrop Grumman Corp.	4.030%	10/15/47	180	216
3	Novelis Corp.	4.750%	1/30/30	7	6
	NRG Energy Inc.	7.250%	5/15/26	10	11
	NVIDIA Corp.	3.500%	4/1/50	70	80
	Occidental Petroleum Corp.	2.600%	8/13/21	15	14
	Occidental Petroleum Corp.	2.700%	8/15/22	20	17
	Omega Healthcare Investors Inc.	5.250%	1/15/26	833	824
	Oncor Electric Delivery Co. LLC	2.950%	4/1/25	445	478
	Oncor Electric Delivery Co. LLC	3.800%	9/30/47	170	211
	ONEOK Inc.	3.400%	9/1/29	130	109
	Oracle Corp.	2.500%	4/1/25	30	32
	PacifiCorp	4.150%	2/15/50	330	418
	Packaging Corp. of America	4.050%	12/15/49	50	58
3	Panther BF Aggregator 2 LP /
	Panther Finance Co. Inc.	8.500%	5/15/27	30	25
3	Parsley Energy LLC / Parsley Finance Corp.	5.250%	8/15/25	15	13
	PayPal Holdings Inc.	2.400%	10/1/24	400	414
	PECO Energy Co.	4.150%	10/1/44	130	160
	PepsiCo Inc.	3.450%	10/6/46	100	114
3	Performance Food Group Inc.	6.875%	5/1/25	10	10
3	Performance Food Group Inc.	5.500%	10/15/27	40	38
	Pfizer Inc.	3.600%	9/15/28	285	330
	Phillips 66 Partners LP	3.605%	2/15/25	50	49
	Plains All American Pipeline LP / PAA Finance Corp.	4.500%	12/15/26	160	147
3	Post Holdings Inc.	5.000%	8/15/26	20	20
3	Post Holdings Inc.	5.750%	3/1/27	10	10
3	Post Holdings Inc.	4.625%	4/15/30	10	10
	Procter & Gamble Co.	3.600%	3/25/50	40	50
5	Prologis Euro Finance LLC	1.500%	9/10/49	600	612
	Public Service Co. of Colorado	6.250%	9/1/37	160	240
	Public Service Co. of Colorado	3.200%	3/1/50	135	155
	Public Service Electric & Gas Co.	3.200%	8/1/49	100	115
	PulteGroup Inc.	5.500%	3/1/26	45	48
	PulteGroup Inc.	5.000%	1/15/27	15	16
3	Qorvo Inc.	4.375%	10/15/29	20	20
	QUALCOMM Inc.	4.300%	5/20/47	100	123
	Raytheon Technologies Corp.	3.950%	8/16/25	15	17
	Raytheon Technologies Corp.	4.625%	11/16/48	375	497

19

Global Credit Bond Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Regency Energy Partners LP / Regency Energy Finance Corp.	4.500%	11/1/23	535	535
	Rockwell Collins Inc.	3.500%	3/15/27	410	437
	Sabine Pass Liquefaction LLC	6.250%	3/15/22	300	309
	Sabine Pass Liquefaction LLC	5.875%	6/30/26	210	224
	Sabra Health Care LP	5.125%	8/15/26	875	842
3	Sabre GLBL Inc.	9.250%	4/15/25	15	16
3	Sealed Air Corp.	4.000%	12/1/27	10	10
3	Securian Financial Group Inc.	4.800%	4/15/48	475	568
	Sempra Energy	3.250%	6/15/27	200	209
	Sempra Energy	3.400%	2/1/28	150	158
	Sherwin-Williams Co.	4.200%	1/15/22	183	190
	Sherwin-Williams Co.	4.500%	6/1/47	120	144
3	Silgan Holdings Inc.	4.125%	2/1/28	45	44
3	Sirius XM Radio Inc.	4.625%	7/15/24	10	10
3	Sirius XM Radio Inc.	5.000%	8/1/27	10	10
	Southern California Edison Co.	4.000%	4/1/47	70	78
	Southern California Edison Co.	4.875%	3/1/49	20	25
	Southwest Airlines Co.	2.625%	2/10/30	350	286
	Sprint Corp.	7.125%	6/15/24	30	34
	Sprint Corp.	7.625%	2/15/25	10	12
	Sprint Corp.	7.625%	3/1/26	10	12
3	SS&C Technologies Inc.	5.500%	9/30/27	13	13
	Stanley Black & Decker Inc.	2.300%	3/15/30	125	125
2,3	State Street Corp.	2.825%	3/30/23	40	41
	Steel Dynamics Inc.	3.450%	4/15/30	130	125
	Sunoco Logistics Partners Operations LP	4.250%	4/1/24	150	147
	Sysco Corp.	5.650%	4/1/25	100	112
3	T-Mobile USA Inc.	3.500%	4/15/25	535	568
	T-Mobile USA Inc.	4.500%	2/1/26	29	30
3	T-Mobile USA Inc.	4.375%	4/15/40	265	300
3	T-Mobile USA Inc.	4.500%	4/15/50	265	308
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.500%	7/15/27	50	45
	Target Corp.	2.250%	4/15/25	75	79
3	Tenet Healthcare Corp.	4.625%	9/1/24	5	5
3	Tenet Healthcare Corp.	7.500%	4/1/25	5	5
3	Tenet Healthcare Corp.	4.875%	1/1/26	40	40
3	Tenet Healthcare Corp.	5.125%	11/1/27	15	15
	Thermo Fisher Scientific Inc.	2.950%	9/19/26	300	326
	Toyota Motor Credit Corp.	2.900%	3/30/23	300	314
3	TransDigm Inc.	8.000%	12/15/25	5	5
3	TransDigm Inc.	6.250%	3/15/26	45	44
3	TransDigm Inc.	5.500%	11/15/27	37	31
	Travelers Cos. Inc.	2.550%	4/27/50	300	293
	Truist Bank	1.250%	3/9/23	300	299
	Truist Financial Corp.	2.500%	8/1/24	450	465
3	Twitter Inc.	3.875%	12/15/27	32	32
	Tyson Foods Inc.	3.550%	6/2/27	300	325
	Union Electric Co.	4.000%	4/1/48	65	78
	Union Electric Co.	3.250%	10/1/49	135	149
	Union Pacific Corp.	2.150%	2/5/27	640	656
	United Rentals North America Inc.	4.625%	10/15/25	55	54

20

Global Credit Bond Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	United Rentals North America Inc.	3.875%	11/15/27	25	24
	UnitedHealth Group Inc.	2.375%	8/15/24	525	551
	UnitedHealth Group Inc.	3.375%	4/15/27	734	807
	UnitedHealth Group Inc.	3.875%	12/15/28	270	309
	UnitedHealth Group Inc.	4.375%	3/15/42	280	346
3	Vail Resorts Inc.	6.250%	5/15/25	29	30
	Valero Energy Corp.	2.850%	4/15/25	50	50
	Valero Energy Corp.	4.350%	6/1/28	70	71
	Valero Energy Corp.	4.900%	3/15/45	30	32
	Verisk Analytics Inc.	4.000%	6/15/25	550	603
	Verizon Communications Inc.	4.400%	11/1/34	175	213
5	Verizon Communications Inc.	2.875%	1/15/38	600	811
	Verizon Communications Inc.	4.812%	3/15/39	150	190
	Verizon Communications Inc.	4.862%	8/21/46	150	202
	ViacomCBS Inc.	4.375%	3/15/43	300	290
	Virginia Electric & Power Co.	3.150%	1/15/26	75	82
	Virginia Electric & Power Co.	2.950%	11/15/26	240	258
	Virginia Electric & Power Co.	4.200%	5/15/45	50	61
3	Vistra Operations Co. LLC	5.500%	9/1/26	10	10
3	Vistra Operations Co. LLC	5.625%	2/15/27	10	10
3	Vistra Operations Co. LLC	5.000%	7/31/27	33	33
	Walt Disney Co.	3.000%	2/13/26	280	302
	Walt Disney Co.	6.650%	11/15/37	160	238
	Walt Disney Co.	4.750%	9/15/44	200	253
2	Wells Fargo & Co.	2.406%	10/30/25	581	590
2	Wells Fargo & Co.	2.188%	4/30/26	475	477
2	Wells Fargo & Co.	2.879%	10/30/30	925	945
2	Wells Fargo & Co.	3.068%	4/30/41	360	356
7	Wells Fargo Bank NA	5.250%	8/1/23	1,600	2,211
	Western Digital Corp.	4.750%	2/15/26	39	40
	Western Midstream Operating LP	4.050%	2/1/30	55	50
	Williams Cos. Inc.	6.300%	4/15/40	65	75
	WPX Energy Inc.	4.500%	1/15/30	20	16
	WRKCo Inc.	4.650%	3/15/26	295	328
	WRKCo Inc.	3.900%	6/1/28	135	145
	Xcel Energy Inc.	3.300%	6/1/25	350	374
	Xcel Energy Inc.	3.500%	12/1/49	80	86
2,5	XLIT Ltd.	3.250%	6/29/47	900	1,041
	Zimmer Biomet Holdings Inc.	3.550%	4/1/25	260	268
					105,518
Taxable Municipal Bonds (0.7%)
	California Institute of Technology	3.650%	9/1/19	400	415
13	New Jersey Economic Development Authority Revenue (State Pension Funding)	7.425%	2/15/29	550	651
	New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.871%	11/15/39	300	333
					1,399
U.S. Government and Agency Obligations (0.5%)
14,15	United States Treasury Note/Bond	1.125%	2/28/22	1,000	1,017
Total United States (Cost $108,832)					111,952

21

Global Credit Bond Fund

						Market
						Value•
				Coupon	Shares	($000)
Temporary Cash Investments (2.9%)
16	Vanguard Market Liquidity Fund (Cost $5,791)			0.522%	57,920	5,792

					Notional
					Amount on
					Underlying
			Expiration	Exercise	Swap
		Counterparty	Date	Rate	($000)
Options Purchased (0.0%)
Over-the-Counter Swaptions (0.0%)
Put Swaptions
30-Year Interest Rate Swap, Receives 3M USD LIBOR Quarterly, Pays 1.265% Semiannually		MSCS	3/17/22	1.265%	1,754	95
Total Options Purchased (Cost $143)						95
Total Investments (98.6%) (Cost $195,749)						198,607
Other Assets and Liabilities—Net (1.4%)[15]						2,794
Net Assets (100%)						201,401

Cost rounded to $000.

•	See Note A in Notes to Financial Statements.
1	Face amount denominated in Australian dollars.

2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.

3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2020, the aggregate value of these securities was $21,946,000, representing 10.9% of net assets.

4	Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.

5	Face amount denominated in euro.

6	Face amount denominated in Canadian dollars.

7	Face amount denominated in British pounds.

8	Face amount denominated in Japanese yen.

9	Guaranteed by the Kingdom of Saudi Arabia.

10	Face amount denominated in South African rand.

11	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

12	Securities with a value of $1,384,000 have been segregated as initial margin for open futures contracts.

13	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.

14	Securities with a value of $174,000 have been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.

15	Securities with a value of $610,000 and cash of $300,000 have been segregated as initial margin for open centrally cleared swap contracts.

16	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

LIBOR—London Interbank Offered Rate.

MSCS—Morgan Stanley Capital Services LLC.

22

Global Credit Bond Fund

Derivative Financial Instruments Outstanding as of Period End

Options Written
				Notional
				Amount on
				Underlying	Market
	Expiration		Exercise	Swap	Value
	Counterparty	Date	Rate	($000)	($000)
Over-the-Counter Swaptions
Call Swaptions
10-Year Interest Rate Swap, Receives 3M USD LIBOR Quarterly, Pays 1.620% Semiannually	BNPSW	5/6/20	1.620%	439	(42)
10-Year Interest Rate Swap, Receives 3M USD LIBOR Quarterly, Pays 1.602% Semiannually	GSCM	5/5/20	1.602%	439	(42)
					(84)

Put Swaptions
10-Year Interest Rate Swap, Pays 3M USD LIBOR Quarterly, Receives 1.620% Semiannually	BNPSW	5/6/20	1.620%	439	—
10-Year Interest Rate Swap, Pays 3M USD LIBOR Quarterly, Receives 1.602% Semiannually	GSCM	5/5/20	1.602%	439	—
10-Year Interest Rate Swap, Pays 3M USD LIBOR Quarterly, Receives 1.238% Semiannually	MSCS	3/17/22	1.238%	4,865	(81)
					(81)

Total Options Written (Premiums Received $173)					(165)

BNPSW—BNP Paribas.

GSCM—Goldman Sachs Bank USA.

MSCS—Morgan Stanley Capital Services LLC.

23

Global Credit Bond Fund

Futures Contracts

				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	June 2020	56	12,344	7
Euro-Bobl	June 2020	71	10,578	56
Euro-Schatz	June 2020	16	1,969	2
Long Gilt	June 2020	9	1,561	9
10-Year Canadian Government Bond	June 2020	14	1,503	77
30-Year U.S. Treasury Bond	June 2020	3	543	—
5-Year Canadian Government Bond	June 2020	5	463	1
				152

Short Futures Contracts
10-Year U.S. Treasury Note	June 2020	(78)	(10,847)	(28)
Ultra 10-Year U.S. Treasury Note	June 2020	(33)	(5,182)	(33)
5-Year U.S. Treasury Note	June 2020	(41)	(5,145)	(3)
Euro-Bund	June 2020	(14)	(2,676)	(24)
Ultra Long U.S. Treasury Bond	June 2020	(11)	(2,473)	22
Euro-Buxl	June 2020	(5)	(1,201)	(31)
AUD 10-Year Treasury Bond	June 2020	(2)	(194)	3
				(94)
				58

Forward Currency Contracts
	Contract					Unrealized	Unrealized
Settlement			Contract Amount (000)			Appreciation	(Depreciation)
Counterparty	Date		Receive		Deliver	($000)	($000)
J.P. Morgan Securities LLC	5/5/20	EUR	4,010	USD	4,343	53	—
J.P. Morgan Securities LLC	5/5/20	EUR	3,061	USD	3,370	—	(14)
Morgan Stanley Capital Services LLC	5/5/20	EUR	2,804	USD	3,089	—	(17)
Morgan Stanley Capital Services LLC	5/5/20	EUR	2,608	USD	2,850	8	—
BNP Paribas	7/22/22	JPY	249,482	USD	2,485	—	(153)
BNP Paribas	5/4/20	GBP	1,523	USD	1,883	36	—
J.P. Morgan Securities LLC	6/2/20	EUR	1,225	USD	1,341	2	—
J.P. Morgan Securities LLC	5/4/20	GBP	835	USD	1,039	14	—
Goldman Sachs Bank USA	5/4/20	GBP	770	USD	951	18	—

24

Global Credit Bond Fund

Forward Currency Contracts (continued)

	Contract					Unrealized	Unrealized
	Settlement		Contract Amount (000)			Appreciation	(Depreciation)
Counterparty	Date		Receive		Deliver	($000)	($000)
Morgan Stanley Capital Services LLC	5/14/20	PEN	2,293	USD	680	—	(1)
J.P. Morgan Securities LLC	5/15/20	MXN	7,534	USD	305	7	—
HSBC Bank USA, N.A.	5/5/20	CAD	329	USD	233	3	—
J.P. Morgan Securities LLC	5/15/20	NZD	370	USD	220	7	—
J.P. Morgan Securities LLC	5/15/20	MXN	4,775	USD	200	—	(2)
Morgan Stanley Capital Services LLC	5/20/20	JPY	20,749	USD	193	1	—
Morgan Stanley Capital Services LLC	5/4/20	AUD	94	USD	58	3	—
Goldman Sachs Bank USA	5/5/20	CAD	28	USD	20	—	—
J.P. Morgan Securities LLC	5/20/20	CAD	16	USD	11	—	—
J.P. Morgan Securities LLC	5/5/20	USD	39,818	EUR	36,245	95	—
J.P. Morgan Securities LLC	5/4/20	USD	11,309	GBP	9,117	—	(174)
J.P. Morgan Securities LLC	6/2/20	USD	8,704	GBP	6,904	8	—
HSBC Bank USA, N.A.	5/5/20	USD	7,661	EUR	7,045	—	(59)
J.P. Morgan Securities LLC	6/2/20	USD	3,143	AUD	4,803	13	—
J.P. Morgan Securities LLC	5/4/20	USD	2,976	AUD	4,861	—	(192)
BNP Paribas	7/22/22	USD	2,485	JPY	249,482	153	—
Goldman Sachs Bank USA	5/5/20	USD	1,963	EUR	1,802	—	(11)
Morgan Stanley Capital Services LLC	5/20/20	USD	1,437	CAD	1,993	5	—
Morgan Stanley Capital Services LLC	6/2/20	USD	1,216	EUR	1,109	—	(1)
J.P. Morgan Securities LLC	5/5/20	USD	1,186	CAD	1,687	—	(26)
J.P. Morgan Securities LLC	5/7/20	USD	1,078	JPY	116,226	—	(5)
J.P. Morgan Securities LLC	5/5/20	USD	881	ZAR	15,809	28	—
J.P. Morgan Securities LLC	5/5/20	USD	729	EUR	672	—	(7)
BNP Paribas	5/14/20	USD	680	PEN	2,341	—	(13)
J.P. Morgan Securities LLC	5/20/20	USD	511	CAD	711	1	—
Barclays Bank plc	5/4/20	USD	370	GBP	297	—	(5)
HSBC Bank USA, N.A.	5/4/20	USD	313	GBP	252	—	(4)
HSBC Bank USA, N.A.	5/20/20	USD	302	AUD	475	—	(7)
J.P. Morgan Securities LLC	5/15/20	USD	200	MXN	4,783	2	—
J.P. Morgan Securities LLC	5/15/20	USD	200	MXN	4,872	—	(2)
J.P. Morgan Securities LLC	5/15/20	USD	200	NOK	2,061	—	(1)
J.P. Morgan Securities LLC	5/15/20	USD	198	AUD	315	—	(7)
Morgan Stanley Capital Services LLC	5/20/20	USD	156	CAD	217	—	—

25

Global Credit Bond Fund

Forward Currency Contracts (continued)

	Contract					Unrealized	Unrealized
	Settlement	Contract Amount (000)				Appreciation	(Depreciation)
Counterparty	Date		Receive		Deliver	($000)	($000)
J.P. Morgan Securities LLC	6/2/20	USD	124	CAD	173	—	—
J.P. Morgan Securities LLC	5/15/20	USD	120	GBP	95	—	—
Goldman Sachs Bank USA	5/20/20	USD	115	MXN	2,736	2	—
Barclays Bank plc	5/5/20	USD	27	EUR	25	—	—
J.P. Morgan Securities LLC	5/4/20	USD	3	NZD	5	—	—
J.P. Morgan Securities LLC	6/2/20	USD	3	NZD	5	—	—
						459	(701)

AUD—Australian dollar.

CAD—Canadian dollar.

EUR—euro.

GBP—British pound.

JPY—Japanese yen.

MXN—Mexican peso.

NOK—Norwegian krone.

NZD—New Zealand dollar.

PEN—Peruvian sol.

USD—U.S. dollar.

ZAR—South African rand.

Centrally Cleared Credit Default Swaps

				Periodic
				Premium		Unrealized
				Received		Appreciation
	Termination	Notional Amount		(Paid)[1]	Value	(Depreciation)
Reference Entity	Date		(000)	(%)	($000)	($000)
Credit Protection Sold
CDX-NA-IG-S34-V1	6/20/25	USD	9,560	1.000	63	156

1 Periodic premium received/paid quarterly.

USD—U.S. dollar.

26

Global Credit Bond Fund

Over-the-Counter Credit Default Swaps

					Remaining
				Periodic		Up-Front
				Premium		Premium
			Notional	Received		Paid	Unrealized	Unrealized
Reference	Termination		Amount	(Paid)[1]	Value	(Received)	Appreciation	(Depreciation)
Entity	Date	Counterparty	($000)	(%)	($000)	($000)	($000)	($000)
Credit Protection Sold/Moody’s Rating
BP plc/A1	6/20/25	BARC	2,400[2]	1.000	(74)	(158)	84	—
Republic of Philippines/ Baa2	6/20/25	BNPSW	970	1.000	7	(7)	14	—
Russian Federation/Ba1	6/20/25	GSI	775	1.000	(27)	(56)	29	—
					(94)	(221)	127	—

Credit Protection Purchased
Republic of Colombia	6/20/25	GSI	3,345	(1.000)	221	351	—	(130)
Republic of Colombia	6/20/25	JPMC	3,700	(1.000)	244	400	—	(156)
Republic of Colombia	6/20/25	JPMC	325	(1.000)	21	39	—	(18)
Republic of South Africa	6/20/25	MSCS	450	(1.000)	64	64	—	—
Republic of Turkey	6/20/25	JPMC	835	(1.000)	169	140	29	—
					719	994	29	(304)
					625	773	156	(304)

The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.

1 Periodic premium received/paid quarterly.

2 Notional amount denominated in euro.

BARC—Barclays Bank plc.

BNPSW—BNP Paribas.

GSI—Goldman Sachs International.

JPMC—JPMorgan Chase Bank, N.A.

MSCS—Morgan Stanley Capital Services LLC.

At April 30, 2020, the counterparties had deposited in segregated accounts securities with a value of $798,000 and cash of $89,000 in connection with open forward currency contracts and open over -the-counter swap contracts.

27

Global Credit Bond Fund

Centrally Cleared Interest Rate Swaps

			Fixed	Floating
			Interest	Interest
			Rate	Rate		Unrealized
	Future	Notional	Received	Received		Appreciation
	Effective	Amount	(Paid)[1]	(Paid)[2]	Value	(Depreciation)
Termination Date	Date	($000)	(%)	(%)	($000)	($000)
1/29/30	N/A	136	1.550	(0.841)	12	12
2/4/30	N/A	47	1.448	(1.751)	4	4
2/19/30	N/A	148	1.558	(1.692)	13	13
2/25/30	N/A	504	1.408	(1.679)	38	37
2/27/30	N/A	116	1.261	(1.638)	7	7
4/15/30	N/A	426	(1.836)	1.219	(50)	(50)
4/15/30	N/A	173	0.815	(1.311)	3	3
					27	26

1 Fixed interest payment received/paid semiannually.

2 Based on 3M USD LIBOR as of the most recent payment date. Floating interest payment received/paid quarterly.

See accompanying Notes, which are an integral part of the Financial Statements.

28

Global Credit Bond Fund

Statement of Assets and Liabilities

As of April 30, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $189,958)	192,815
Affiliated Issuers (Cost $5,791)	5,792
Total Investments in Securities	198,607
Investment in Vanguard	10
Cash	29
Cash Collateral Pledged—Centrally Cleared Swap Contracts	300
Foreign Currency, at Value (Cost $177)	156
Receivables for Investment Securities Sold	5,361
Receivables for Accrued Income	1,656
Receivables for Capital Shares Issued	478
Swap Premiums Paid	994
Variation Margin Receivable—Futures Contracts	97
Variation Margin Receivable—Centrally Cleared Swap Contracts	21
Unrealized Appreciation—Forward Currency Contracts	459
Unrealized Appreciation—Over-the-Counter Swap Contracts	156
Total Assets	208,324
Liabilities
Payables for Investment Securities Purchased	5,179
Payables for Capital Shares Redeemed	191
Payables to Vanguard	25
Options Written, at Value (Premiums Received $173)	165
Swap Premiums Received	221
Variation Margin Payable—Futures Contracts	107
Variation Margin Payable—Centrally Cleared Swap Contracts	28
Unrealized Depreciation—Forward Currency Contracts	701
Unrealized Depreciation—Over-the-Counter Swap Contracts	304
Other Liabilities	2
Total Liabilities	6,923
Net Assets	201,401

29

Global Credit Bond Fund

Statement of Assets and Liabilities (continued)

At April 30, 2020, net assets consisted of:

($000s, except shares and per-share amounts)	Amount
Paid-in Capital	196,287
Total Distributable Earnings (Loss)	5,114
Net Assets	201,401

Investor Shares—Net Assets
Applicable to 3,120,250 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	33,441
Net Asset Value Per Share—Investor Shares	$10.72

Admiral Shares—Net Assets
Applicable to 7,834,771 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	167,960
Net Asset Value Per Share—Admiral Shares	$21.44

See accompanying Notes, which are an integral part of the Financial Statements.

30

Global Credit Bond Fund

Statement of Operations

Six Months Ended
April 30, 2020
($000)
Investment Income
Income
Interest[1]	2,745
Total Income	2,745
Expenses
The Vanguard Group—Note B
Investment Advisory Services	13
Management and Administrative—Investor Shares	47
Management and Administrative—Admiral Shares	187
Marketing and Distribution—Investor Shares	3
Marketing and Distribution—Admiral Shares	7
Custodian Fees	23
Shareholders’ Reports—Investor Shares	2
Shareholders’ Reports—Admiral Shares	2
Total Expenses	284
Net Investment Income	2,461
Realized Net Gain (Loss)
Investment Securities Sold[1]	(548)
Futures Contracts	(680)
Options Purchased	51
Options Written	235
Swap Contracts	1,082
Forward Currency Contracts	1,046
Foreign Currencies	257
Realized Net Gain (Loss)	1,443
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(2,870)
Futures Contracts	(233)
Options Purchased	(17)
Options Written	(35)
Swap Contracts	107
Forward Currency Contracts	1,252
Foreign Currencies	(28)
Change in Unrealized Appreciation (Depreciation)	(1,824)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,080

1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $71,000, $1,000, and $1,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

31

Global Credit Bond Fund

Statement of Changes in Net Assets

		November 15,
	Six Months Ended	2018[1] to
	April 30,	October 31,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	2,461	4,247
Realized Net Gain (Loss)	1,443	10,466
Change in Unrealized Appreciation (Depreciation)	(1,824)	4,510
Net Increase (Decrease) in Net Assets Resulting from Operations	2,080	19,223
Distributions[2]
Investor Shares	(1,691)	(573)
Admiral Shares	(9,542)	(3,184)
Total Distributions	(11,233)	(3,757)
Capital Share Transactions
Investor Shares	3,640	28,602
Admiral Shares	(1,074)	163,920
Net Increase (Decrease) from Capital Share Transactions	2,566	192,522
Total Increase (Decrease)	(6,587)	207,988
Net Assets
Beginning of Period	207,988	—
End of Period	201,401	207,988

1	Inception.

2	Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

32

Global Credit Bond Fund

Financial Highlights

Investor Shares

	Six Months	Nov. 15,
	Ended	2018[1] to
	April 30,	Oct. 31,
For a Share Outstanding Throughout Each Period	2020	2019
Net Asset Value, Beginning of Period	$11.09	$10.00
Investment Operations
Net Investment Income[2]	.119	.287
Net Realized and Unrealized Gain (Loss) on Investments	.086	1.045
Total from Investment Operations	.205	1.332
Distributions
Dividends from Net Investment Income	(.233)	(.242)
Distributions from Realized Capital Gains	(.342)	—
Total Distributions	(.575)	(.242)
Net Asset Value, End of Period	$10.72	$11.09
Total Return[3]	1.94%	13.46%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$33	$31
Ratio of Total Expenses to Average Net Assets	0.35%	0.35%[4]
Ratio of Net Investment Income to Average Net Assets	2.22%	2.78%[4]
Portfolio Turnover Rate	135%	284%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Inception.

2	Calculated based on average shares outstanding.

3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

4	Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

33

Global Credit Bond Fund

Financial Highlights

Admiral Shares

	Six Months	Nov. 15,
	Ended	20181 to
	April 30,	Oct. 31,
For a Share Outstanding Throughout Each Period	2020	2019
Net Asset Value, Beginning of Period	$22.19	$20.00
Investment Operations
Net Investment Income[2]	.248	.591
Net Realized and Unrealized Gain (Loss) on Investments	.163	2.101
Total from Investment Operations	.411	2.692
Distributions
Dividends from Net Investment Income	(.477)	(.502)
Distributions from Realized Capital Gains	(.684)	—
Total Distributions	(1.161)	(.502)
Net Asset Value, End of Period	$21.44	$22.19

Total Return[3]	1.95%	13.60%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$168	$177
Ratio of Total Expenses to Average Net Assets	0.25%	0.25%[4]
Ratio of Net Investment Income to Average Net Assets	2.32%	2.88%[4]
Portfolio Turnover Rate	135%	284%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Inception.

2	Calculated based on average shares outstanding.

3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

4	Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

34

Global Credit Bond Fund

Notes to Financial Statements

Vanguard Global Credit Bond Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.

Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. To minimize the currency risk associated with investment in securities denominated in currencies other than the U.S. dollar, the fund attempts to hedge its currency exposures. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The

35

Global Credit Bond Fund

primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

During the six months ended April 30, 2020, the fund’s average investments in long and short futures contracts represented 19% and 17% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.

36

Global Credit Bond Fund

During the six months ended April 30, 2020, the fund’s average investment in forward currency contracts represented 65% of net assets, based on the average of notional amounts at each quarter-end during the period.

5. Options: The fund invests in options contracts on futures to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that if interest rate move in such a way that the option is out-of-the-money, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that if interest rates move in such a way that the option is in-the-money, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received.

The fund invests in options on futures, which are exchange-traded. Counterparty risk involving exchange-traded options on futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades options on futures on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.

Options are valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded in the Statement of Assets and Liabilities as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded in the Statement of Assets and Liabilities as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

During the six months ended April 30, 2020, the fund’s average value of investments in options purchased and options written each represented less than 1% of net assets, based on the average market values at each quarter-end during the period. The fund had no open options on futures contracts at April 30, 2020.

6. Swaptions: The fund invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange. The fund enters into swaptions to adjust the fund’s sensitivity to interest rates or to adjust its exposure to the underlying investments. The fund may purchase a swaption from a counterparty whereby the fund has the right to enter into a swap in which the fund will pay a fixed rate and receive a floating rate, each applied to a notional amount. The fund may also sell a swaption to a counterparty whereby the fund grants the counterparty the right to enter into a swap in which the fund will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.

37

Global Credit Bond Fund

The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the swaption is out-of-the money, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the swaption is in-the-money, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the fund in an amount greater than the premium received.

Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded in the Statement of Assets and Liabilities as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded in the Statement of Assets and Liabilities as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. Fluctuations in the value of swaptions are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

During the six months ended April 30, 2020, the fund’s average value of investments in swaptions purchased and swaptions written each represented less than 1% of net assets, based on the average market values at each quarter-end during the period.

7. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities

38

Global Credit Bond Fund

as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

The fund enters into centrally cleared interest rate and credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.

During the six months ended April 30, 2020, the fund’s average amounts of investments in credit protection sold and credit protection purchased represented 3% and 6% of net assets, respectively, based on the average of notional amounts at each quarter-end during the period. The average amount of investments in interest rate swaps represented 3% of net assets, based on the average of notional amounts at each quarter-end during the period.

39

Global Credit Bond Fund

The following table summarizes the fund’s derivative assets and liabilities by counterparty for derivatives subject to arrangements that provide for offsetting assets and liabilities. Exchange-traded and centrally cleared derivatives are listed separately and are not subject to the offsetting arrangements.

	Assets	Liabilities		Amounts Not Offset in
	Reflected in	Reflected in		the Statement of Assets		Net
	Statement of	Statement of	Net Amount	and Liabilities		Exposure[3]
	Assets and	Assets and	Receivable	Collateral	Collateral	(Not Less
	Liabilities[1]	Liabilities[1]	(Payable )	Pledged[2]	Received[2]	Than $0)
	($000)	($000)	($000)	($000)	($000)	($000)
Derivatives Subject to Offsetting
Arrangements, by Counterparty
Barclays Bank plc	84	5	79	80	—	159
BNP Paribas	203	208	(5)	72	—	—
Goldman Sachs	49	183	(134)	22	179	—
HSBC Bank USA, N.A.	3	70	(67)	—	—	—
JPMorgan	259	604	(345)	—	619	—
Morgan Stanley Capital
Services LLC	112	100	12	—	89	—
Centrally Cleared
Swap Contracts	21	28	(7)	910	—	—
Exchange-Traded
Futures Contracts	97	107	(10)	1,384	—	—
Total	828	1,305	(477)	2,468	887	159

1	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

2	Securities or other assets pledged as collateral are noted in the Schedule of Investments and Statement of Assets and Liabilities. Securities or other assets received as collateral are held in a segregated account and not included in the fund’s security holdings in the Schedule of Investments.

3	Net exposure represents the net amount receivable from the counterparty in the event of default. Counterparties are not required to exchange collateral if amount is below a specified minimum transfer amount.

8. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for its open federal income tax year ended October 31, 2019, and for the period ended April 30, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

9. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

10. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and, effective May 2020, an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary

40

Global Credit Bond Fund

or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended April 30, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.

11. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2020, the fund had contributed to Vanguard capital in the amount of $10,000, representing less than 0.01% of the fund’s net assets and less than 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

41

Global Credit Bond Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Corporate Bonds	—	156,872	—	156,872
Sovereign Bonds	—	28,589	—	28,589
Asset-Backed/Commercial Mortgage-Backed Securities	—	4,843	—	4,843
Taxable Municipal Bonds	—	1,399	—	1,399
U.S. Government and Agency Obligations	—	1,017	—	1,017
Temporary Cash Investments	5,792	—	—	5,792
Options Purchased	—	95	—	95
Total	5,792	192,815	—	198,607
Derivative Financial Instruments
Assets
Futures Contracts[1]	97	—	—	97
Forward Currency Contracts	—	459	—	459
Swap Contracts	21[2]	156	—	177
Total	118	615	—	733
Liabilities
Options Written	—	165	—	165
Futures Contracts[1]	107	—	—	107
Forward Currency Contracts	—	701	—	701
Swap Contracts	28[1]	304	—	332
Total	135	1,170	—	1,305

1 Represents variation margin on the last day of the reporting period.

2 Represents variation margin on the last day of the reporting period for recently closed centrally cleared swap contracts.

42

Global Credit Bond Fund

D. At April 30, 2020, the fair values of derivatives were reflected in the Statement Assets and Liabilities as follows:

		Foreign
	Interest Rate	Exchange	Credit
	Contracts	Contracts	Contracts	Total
Statement of Assets and Liabilities Caption	($000)	($000)	($000)	($000)
Options Purchased	95	—	—	95
Swap Premiums Paid	—	—	994	994
Variation Margin Receivable—
Futures Contracts	97	—	—	97
Variation Margin Receivable—
Centrally Cleared Swap Contracts	—	—	21	21
Unrealized Appreciation—
Forward Currency Contracts	—	459	—	459
Unrealized Appreciation—
Over-the-Counter Swap Contracts	—	—	156	156
Total Assets	192	459	1,171	1,822

Options Written	165	—	—	165
Swap Premiums Received	—	—	221	221
Variation Margin Payable—
Futures Contracts	107	—	—	107
Variation Margin Payable—
Centrally Cleared Swap Contracts	—	—	28	28
Unrealized Depreciation—
Forward Currency Contracts	—	701	—	701
Unrealized Depreciation—
Over-the-Counter Swap Contracts	—	—	304	304
Total Liabilities	272	701	553	1,526

43

Global Credit Bond Fund

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2020, were:

		Foreign
	Interest Rate	Exchange	Credit
	Contracts	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)	($000)
Futures Contracts	680	—	—	680
Options Purchased	93	—	(42)	51
Options Written	149	—	86	235
Swap Contracts	(53)	—	1,135	1,082
Forward Currency Contracts	—	1,046	—	1,046
Realized Net Gain (Loss) on Derivatives	869	1,046	1,179	3,094

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(233)	—	—	(233)
Options Purchased	(36)	—	19	(17)
Options Written	(8)	—	(27)	(35)
Swap Contracts	58	—	49	107
Forward Currency Contracts	—	1,252	—	1,252
Change in Unrealized Appreciation (Depreciation) on Derivatives	(219)	1,252	41	1,074

E. As of April 30, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	196,922
Gross Unrealized Appreciation	7,271
Gross Unrealized Depreciation	(5,128)
Net Unrealized Appreciation (Depreciation)	2,143

F. During the six months ended April 30, 2020, the fund purchased $254,567,000 of investment securities and sold $260,025,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $17,194,000 and $20,005,000, respectively.

44

Global Credit Bond Fund

G. Capital share transactions for each class of shares were:

	Six Months Ended		November 15, 2018[1] to
	April 30, 2020		October 31, 2019
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	17,704	1,646	60,830	5,921
Issued in Lieu of Cash Distributions	1,393	132	478	45
Redeemed	(15,457)	(1,451)	(32,706)	(3,173)
Net Increase (Decrease)—Investor Shares	3,640	327	28,602	2,793
Admiral Shares
Issued	59,461	2,752	201,821	9,744
Issued in Lieu of Cash Distributions	7,840	370	2,559	120
Redeemed	(68,375)	(3,263)	(40,460)	(1,888)
Net Increase (Decrease)—Admiral Shares	(1,074)	(141)	163,920	7,976

1	Inception.

H. Management has determined that no other events or transactions occurred subsequent to April 30, 2020, that would require recognition or disclosure in these financial statements.

45

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Global Credit Bond Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the investment management services provided to the fund since its inception in 2018, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the fund’s performance since its inception, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the fund’s estimated expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s estimated advisory expenses were also well below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

46

The benefit of economies of scale

The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

47

Liquidity Risk Management

Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.

Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.

The board of trustees of Vanguard Charlotte Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Global Credit Bond Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from December 1, 2018, through December 31, 2019 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.

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You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2020 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor. Q20252 062020

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

(a)       Audit Fees.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)	Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CHARLOTTE FUNDS

BY:        /s/ MORTIMER J. BUCKLEY*

___________________________

MORTIMER J. BUCKLEY

CHIEF EXECUTIVE OFFICER

Date: June 18, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CHARLOTTE FUNDS

BY:        /s/ MORTIMER J. BUCKLEY*

___________________________

MORTIMER J. BUCKLEY

CHIEF EXECUTIVE OFFICER

Date: June 18, 2020

VANGUARD CHARLOTTE FUNDS

BY:         /s/ JOHN BENDL*

___________________________

JOHN BENDL

CHIEF FINANCIAL OFFICER

Date: June 18, 2020

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018  (see file Number 33-32216) and a Power of Attorney filed on October 30, 2019  (see file Number 811-02554), Incorporated by Reference.